                                   PROSPECTUS

                                 CLASS A SHARES
                                 CLASS B SHARES



















                                DECEMBER 1, 2001




As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

                                                            [AMSOUTH FUNDS LOGO]

         AMSOUTH FUNDS                                    TABLE OF CONTENTS

                                                      DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                                            [LOGO]
Carefully review this important                           3  Overview
section, which summarizes each                            4  CAPITAL APPRECIATION FUNDS
Fund's investments, risks, past                           5  Value Fund
performance, and fees.                                    8  Growth Fund
                                                         11  Capital Growth Fund
                                                         14  Large Cap Fund
                                                         17  Mid Cap Fund
                                                         20  Small Cap Fund
                                                         23  Equity Income Fund
                                                         26  Balanced Fund
                                                         29  Select Equity Fund
                                                         32  Enhanced Market Fund
                                                         35  International Equity Fund
                                                         38  STRATEGIC PORTFOLIOS
                                                         39  Strategic Portfolios: Aggressive Growth Portfolio
                                                         43  Strategic Portfolios: Growth Portfolio
                                                         47  Strategic Portfolios: Growth and Income Portfolio
                                                         51  Strategic Portfolios: Moderate Growth and Income Portfolio
                                                         55  INCOME FUNDS
                                                         56  Bond Fund
                                                         59  Limited Term Bond Fund
                                                         62  Government Income Fund
                                                         65  Limited Term U.S. Government Fund
                                                         68  Municipal Bond Fund
                                                         71  Florida Tax-Exempt Fund
                                                         74  Tennessee Tax-Exempt Fund
                                                         77  Limited Term Tennessee Tax-Exempt Fund

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  80  CAPITAL APPRECIATION FUNDS
information on investment                                80  Value Fund
strategies and their risks.                              80  Growth Fund
                                                         80  Capital Growth Fund
                                                         80  Large Cap Fund
                                                         80  Mid Cap Fund
                                                         80  Small Cap Fund
                                                         80  Equity Income Fund
                                                         81  Balanced Fund
                                                         81  Select Equity Fund
                                                         81  Enhanced Market Fund
                                                         81  International Equity Fund
                                                         81  International Equity, Mid Cap, Capital Growth and Large
                                                             Cap Funds
                                                         81  Capital Appreciation and Bond Funds
                                                         82  STRATEGIC PORTFOLIOS
                                                         82  INCOME FUNDS
                                                         82  Bond Fund
                                                         82  Limited Term Bond Fund
                                                         82  Government Income Fund
                                                         83  Limited Term U.S. Government Fund
                                                         83  Municipal Bond Fund
                                                         83  Florida Tax-Exempt Fund
                                                         84  Tennessee Tax-Exempt Fund and
                                                             Limited Term Tennessee Tax-Exempt Fund

         AMSOUTH FUNDS                                    TABLE OF CONTENTS


                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                       91  The Investment Advisor
the people and organizations who                         92  The Investment Sub-Advisors
oversee the Funds.                                       97  Portfolio Managers
                                                         99  The Distributor and Administrator

                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                      100  Choosing a Share Class
how shares are valued, how to                           101  Pricing of Fund Shares
purchase, sell and exchange                             102  Purchasing and Adding to Your Shares
shares, related charges and                             105  Selling Your Shares
payments of dividends and                               107  General Policies on Selling Shares
distributions.                                          108  Distribution Arrangements/Sales Charges
                                                        111  Distribution and Service (12b-1) Fees
                                                             and Shareholder Servicing Fees
                                                        112  Exchanging Your Shares
                                                        113  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [LOGO]
                                                        114  Financial Highlights

 [ICON]
          DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND

 EXPENSES                                               OVERVIEW


    THE FUNDS                             AmSouth Funds is a mutual fund family that offers different classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Class A Shares and Class B Shares of the Capital
                                          Appreciation Funds, the Strategic Portfolios and the Income
                                          Funds that you should know before investing. The Funds also offer an additional class of shares called Trust Shares
                                          which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.
                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.
                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR
                                          ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                          AGENCY.
                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW


                          CAPITAL APPRECIATION FUNDS

                                          These Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a
                                          limited extent, preferred stocks and convertible securities.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital growth by investing primarily in a
                                          diversified portfolio of common stock and securities
                                          convertible into common stock, such as convertible bonds and convertible preferred stock. The production of current
                                          income is an incidental objective.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks that the
                                          portfolio manager believes to be undervalued.
                                          In managing the Fund's portfolio, the portfolio manager uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock
                                          purchase and sale decisions. The portfolio manager will
                                          select investments believed to have basic investment value which will eventually be recognized by other investors, thus increasing their value to the Fund.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses - undervalued
                                          stocks - will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 89.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)
                                     [BAR GRAPH]

1991                                                                             19.21%
92                                                                               10.33%
93                                                                               18.38%
94                                                                                0.37%
95                                                                               27.39%
96                                                                               15.74%
97                                                                                32.3%
98                                                                               17.61%
99                                                                                3.86%
2000                                                                              5.08%

                                     The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -3.34%.

                                                                               Best quarter:           16.32%    12/31/98
                                                                               Worst quarter:         -11.08%     9/30/99

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1)

                                                     1         5         10      SINCE INCEPTION
                                                   YEAR      YEARS     YEARS        (12/1/88)
 CLASS A SHARES
 (with 5.50% sales charge)                         -0.72%   13.18%     13.97%        13.13%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           -0.26%   13.29%     13.59%        12.62%
 S&P 500(R) INDEX                                  -9.11%   18.35%     17.46%        16.72%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on 9/3/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.55%     0.55%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.35%     2.10%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.54% for Class A Shares and 0.54% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.34%; and Class B Shares,
                                  2.09%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Value Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS  YEARS    YEARS
                                                     CLASS A SHARES               $680   $954   $1,249   $2,085
                                                     CLASS B SHARES
                                                     Assuming redemption          $713   $958   $1,329   $2,240
                                                     Assuming no redemption       $213   $658   $1,129   $2,240

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                           AMSOUTH GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and
                                          securities convertible into common stocks such as
                                          convertible bonds and convertible preferred stocks.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in domestically traded U.S.
                                          common stocks, as well as non-U.S. common stocks and
                                          American Depositary Receipts ("ADRs") that the portfolio
                                          manager believes have attractive potential for growth.
                                          In managing the Fund, the portfolio manager seeks
                                          reasonably-priced securities with the potential to produce above-average earnings growth. In choosing individual stocks the portfolio manager uses a quantitative process to
                                          identify companies with a history of above-average growth or companies that are expected to enter periods of
                                          above-average growth or are positioned in emerging growth
                                          industries. Some of the criteria that the manager uses to
                                          select these companies are earnings growth, return on
                                          capital, cash flow and price earnings ratios.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- growth stocks -- will underperform other kinds of investments or market averages.
                                          FOREIGN SECURITIES RISK: Investing in foreign markets
                                          involves a greater risk than investing in the United States.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 89.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                           AMSOUTH GROWTH FUND


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)
                                     [BAR GRAPH]

1998                                                                              34.1%
99                                                                               18.43%
2000                                                                            -18.74%

                                     The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -38.58%.

                                                                               Best quarter:           30.36%    12/31/98
                                                                               Worst quarter:         -18.95%    12/30/00

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (8/3/97)
 CLASS A SHARES
 (with 5.50% sales charge)                        -23.19%        6.31%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                          -22.44%        6.64%
 S&P 500(R) INDEX                                  -9.11%       11.48%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on 9/3/97 , is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                           AMSOUTH GROWTH FUND


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.75%     0.75%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.55%     2.30%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.62% for Class A Shares and 0.62% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares 1.42% and Class B Shares 2.17%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                   1       3        5        10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $699   $1,013   $1,348   $2,294
                                                     CLASS B SHARES
                                                     Assuming redemption          $733   $1,018   $1,430   $2,448
                                                     Assuming no redemption       $233   $  718   $1,230   $2,448

As an investor in the Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                                          AMSOUTH CAPITAL
                                                              GROWTH FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of U.S.
                                          companies with market capitalizations of at least $500
                                          million that the Advisor believes offer opportunities for
                                          capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.
                                          In choosing stocks for the Fund, the portfolio manager first identifies industries that it believes will expand over the next few years or longer. The portfolio manager then uses
                                          fundamental analysis of company financial statements to find large U.S. companies within these industries that offer the prospect of solid earnings growth. The portfolio manager
                                          also may consider other factors in selecting investments for the Fund, including the development of new or improved
                                          products or services, opportunities for greater market
                                          share, more effective management or other signs that the
                                          company will have greater than average earnings growth and capital appreciation.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 80 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: The Fund may invest in medium-sized companies which carry additional risks because their
                                          earnings tend to be less predictable, their share prices
                                          more volatile and their securities less liquid than larger, more established companies.
                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically -- even if
                                          earnings show an absolute increase.
                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.
                                          The Fund may trade securities actively, which could increase in transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

                                                          AMSOUTH CAPITAL
                                                              GROWTH FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1,2)
                                     [BAR GRAPH]

1991                                                                             24.66%
92                                                                                6.49%
93                                                                                3.48%
94                                                                               -0.42%
95                                                                               30.42%
96                                                                               22.25%
97                                                                               30.79%
98                                                                               32.05%
99                                                                               21.85%
2000                                                                             -0.69%

                                     The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -33.23%.

                                                                               Best quarter:          22.63%     12/31/98
                                                                               Worst quarter:         -9.05%     12/31/00

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1,2)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/80)
 CLASS A SHARES
 (with 5.50% sales charge)                        -6.17%   19.28%     15.73%        12.66%
 CLASS B SHARES(3)
 (with applicable Contingent Deferred Sales
 Charge)                                          -5.83%   19.25%     15.24%        11.86%
 S&P 500(R) INDEX                                 -9.11%   18.35%     17.46%        15.68%

(1) Both charts assume reinvestment of dividends and distributions.

(2) The Capital Growth Fund commenced operations on 4/1/96 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Class B Shares, which commenced operations on 2/5/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

The bar chart and table show how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.
The returns for Class B Shares will differ from the Class A Shares and returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                                          AMSOUTH CAPITAL
                                                              GROWTH FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 --------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                              None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.56%     0.56%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.36%     2.11%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.50,% for Class A Shares and 0.50% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.30%; and Class B Shares,
                                  2.05%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                      1        3         5       10
                                                                                   YEAR    YEARS     YEARS    YEARS
                                                     CLASS A SHARES                $681     $957    $1,254   $2,095
                                                     CLASS B SHARES
                                                     Assuming redemption           $714     $961    $1,334   $2,250
                                                     Assuming no redemption        $214     $661    $1,134   $2,250

As an investor in the Capital Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                                            AMSOUTH LARGE
                                                                 CAP FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital appreciation and, as a secondary objective, current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          U.S. companies with market capitalizations over $1 billion that the Advisor believes have the potential to provide
                                          capital appreciation and growth of income.
                                          In choosing stocks for the Fund, the portfolio manager's
                                          strategy is to select well managed U.S. companies that have demonstrated sustained patterns of profitability, strong
                                          balance sheets, and the potential to achieve predictable,
                                          above-average earnings growth. The portfolio manager seeks to diversify the Fund's portfolio within the various
                                          industries typically comprising, what the portfolio manager believes to be, the classic growth segments of the U.S.
                                          economy: Technology, Consumer Non-Durables, Health Care,
                                          Business Equipment and Services, Retail, and Capital Goods.
                                          The Fund invests for long-term growth rather than short-term profits. For a more complete description of the various
                                          securities in which the Fund may invest, please see the
                                          Additional Investment Strategies and Risks on page 80 or
                                          consult the SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: Over time, growth companies are
                                          expected to increase their earnings at an above-average
                                          rate. If these expectations are not met, the stock price can fall drastically--even if earnings show an absolute
                                          increase.
                                          The risks and returns of different industries can vary over the long-term and short-term. Because of this, the Fund's
                                          performance could suffer during times when the stocks of
                                          growth companies in which it is invested are out of favor.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 89.

                                                            AMSOUTH LARGE
                                                                 CAP FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)
                                     [BAR GRAPH]

1994                                                                              1.78%
95                                                                               34.99%
96                                                                               17.63%
97                                                                               35.93%
98                                                                               37.87%
99                                                                               18.85%
2000                                                                             -2.22%

                                     The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -20.81%.

                                                                               Best quarter:          24.83%    12/31/98
                                                                               Worst quarter:         -5.95%     9/30/98

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1)

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS       (8/3/92)
 CLASS A SHARES
 (with 5.50% sales charge)                        -7.59%   19.34%        16.85%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                          -7.13%   19.42%        16.54%
 S&P 500(R) INDEX                                 -9.11%   18.35%        16.83%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on 12/5/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.
The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                                            AMSOUTH LARGE
                                                                 CAP FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                    5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.56%     0.56%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.36%     2.11%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.45% for Class A Shares and 0.45% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.25%; and Class B Shares,
                                  2.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
                                              EXPENSE EXAMPLE

                                                                                      1        3         5       10
                                                                                   YEAR    YEARS     YEARS    YEARS
                                                     CLASS A SHARES                $681     $957    $1,254   $2,095
                                                     CLASS B SHARES
                                                     Assuming redemption           $714     $961    $1,334   $2,250
                                                     Assuming no redemption        $214     $661    $1,134   $2,250

As an investor in the Large Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of companies publicly traded on U.S. exchanges that have medium market
                                          capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Growth
                                          Index. The Sub-Advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations.
                                          In choosing stocks for the Fund, the Fund's Sub-Advisor,
                                          Bennett Lawrence Management, seeks to identify industries
                                          that are benefiting from major demand trends or themes and are therefore growing at a much faster rate than the overall economy. The Sub-Advisor then typically gathers information on the companies that are benefiting from these trends or
                                          themes. Generally, the Fund will not invest in a company
                                          unless the Sub-Advisor has met with the company's top
                                          management. The Sub-Advisor also seeks to talk to suppliers, purchasers, and competitors to reinforce its analysis and
                                          monitor the Fund's holdings. The Sub-Advisor's experience
                                          has been that when mid-sized companies are backed by major demand trends, they can create attractive gains for
                                          investors.
                                          For a more complete description of the various securities in which the Fund may invest please see the Additional
                                          Investment Strategies and Risks on page 80 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: The Fund invests in mid-cap companies which carry additional risks. These companies typically have less predictable earnings than larger companies and their
                                          securities trade less frequently and in more limited volume than those of larger, more established companies. As a
                                          result, mid-cap stocks and thus the Fund's shares may
                                          fluctuate more in value than larger-cap stocks and funds
                                          that focus on them.
                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically -- even if
                                          earnings show an absolute increase.
                                          The Sub-Advisor implements a concentrated investment
                                          approach that commits capital to a select number of
                                          industries within the economy. Such concentration can result in increased volatility and loss of the effects of
                                          diversification.
                                          Because demand trends and themes can change, the Fund's
                                          performance could suffer if the Sub-Advisor is slow to
                                          respond to such changes.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)
                                     [PERFORMANCE BAR CHART AND TABLE]

2000                                                                            -14.95%

                                     The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -31.34%.

                                                                               Best quarter:           12.98%     3/31/00
                                                                               Worst quarter:         -17.70%    12/31/00

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (5/4/99)
 CLASS A SHARES
 (with 5.50% sales charge)                        -19.63%       22.11%
 CLASS B SHARES
 (with applicable Contingent Deferred Sales
 Charge)                                          -19.95%       23.31%
 S&P 500(R) INDEX                                  -9.11%        0.66%

(1) Both charts assume reinvestment of dividends and distributions.

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.
The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their fund shares at the end of the period indicated.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          1.00%     1.00%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.65%     0.66%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.65%     2.41%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.57% for Class A Shares and 0.57% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.57%; and Class B Shares,
                                  2.32%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                    1        3        5        10
                                                                                  YEAR     YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $709    $1,042   $1,398   $2,397
                                                     CLASS B SHARES
                                                     Assuming redemption           $744    $1,051   $1,485   $2,558
                                                     Assuming no redemption        $244    $  751   $1,285   $2,558

As an investor in the Mid Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's operating expenses

  - redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of
                                          common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                          Any current income generated from these securities is
                                          incidental.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks of companies
                                          with market capitalizations at the time of purchase in the range of companies in the Russell 2000(R) Growth Index
                                          (currently between $50 million and $2 billion).
                                          In managing the Fund's portfolio, the portfolio manager
                                          seeks smaller companies with above-average growth potential.
                                          Factors the portfolio manager typically considers in
                                          selecting individual securities include positive changes in earnings estimates for future growth, higher than market
                                          average profitability, a strategic position in a specialized market, earnings growth consistently above market, and
                                          fundamental value.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited
                                          flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 89.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[BAR GRAPH]

1999                                                                             15.97%
2000                                                                             18.68%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -28.67%.

                                                                               Best quarter:           27.37%    12/31/99
                                                                               Worst quarter:         -19.28%     3/31/99

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares and Class B Shares over time to that of the Russell Growth 2000(R) Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                                     1      SINCE INCEPTION
                                                   YEAR        (3/2/98)
 CLASS A SHARES
 (with 5.50% sales charge)                         12.19%        7.44%
 CLASS B SHARES
 (with applicable Contingent Deferred Sales
 Charge)                                           12.91%        7.78%
 RUSSELL 2000(R) GROWTH INDEX                     -22.43%        1.61%
 S&P 500(R) INDEX(2)                               -9.11%        9.85%

(1) Both charts assume reinvestment of dividends and distributions.

(2) The S&P 500(R) Index is a widely recognized, unmanaged index of common stocks. The benchmark for the Small Cap Fund shown in the prospectus was changed in March 2001 from the S&P 500(R) Index to the Russell 2000(R) Growth Index in order to provide a better comparison for the Fund's investment policies.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          1.20%     1.20%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.57%     0.57%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.77%     2.52%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.41% for Class A Shares and 0.41% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.61%; and Class B Shares,
                                  2.36%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
                                              EXPENSE EXAMPLE

                                                                                   1       3        5        10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $720   $1,077   $1,457   $2,519
                                                     CLASS B SHARES
                                                     Assuming redemption          $755   $1,085   $1,540   $2,672
                                                     Assuming no redemption       $255   $  785   $1,340   $2,672

As an investor in the Small Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's operating expenses

  - redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH EQUITY INCOME FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks above average income and capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities that are
                                          convertible into common stocks, such as convertible bonds
                                          and convertible preferred stock.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in income-producing equity
                                          securities such as common stocks, ADRs, and securities
                                          convertible into common stocks, including convertible bonds and convertible preferred stocks.
                                          In managing the Fund's portfolio, the portfolio manager
                                          seeks equity securities believed to represent investment
                                          value. In choosing individual securities, the portfolio
                                          manager emphasizes those common stocks in each sector that have good value, attractive yield, and dividend growth
                                          potential. The portfolio manager will also consider higher valued companies that show the potential for growth. Factors that the portfolio manager considers in selecting equity
                                          securities include industry and company fundamentals,
                                          historical price relationships, and/or underlying asset
                                          value. The Fund also utilizes convertible securities because these securities typically offer higher yields and good
                                          potential for capital appreciation as well as some downside protection.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that this Fund's
                                          blended investment style will underperform other Funds or
                                          market averages that focus exclusively on either growth or value.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 89.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH EQUITY INCOME FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[BAR GRAPH]

1998                                                                             12.14%
99                                                                               24.77%
2000                                                                             -1.45%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -19.80%.

                                                                               Best quarter:           19.30%    12/31/99
                                                                               Worst quarter:         -12.55%     9/30/98

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (3/20/97)
 CLASS A SHARES
 (with 5.50% sales charge)                         -6.86%       12.52%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           -7.01%       12.75%
 S&P 500(R) INDEX                                  -9.10%       16.45%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on 9/3/97 is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH EQUITY INCOME FUND


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 --------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                             0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.58%     0.58%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.38%     2.13%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.51% for Class A Shares and 0.51% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.31%; and Class B Shares,
                                  2.06%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
                                              EXPENSE EXAMPLE

                                                                                   1      3        5        10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $683   $963    $1,264   $2,116
                                                     CLASS B SHARES
                                                     Assuming redemption          $716   $967    $1,344   $2,271
                                                     Assuming no redemption       $216   $667    $1,144   $2,271

As an investor in the Equity Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's operating expenses

  - redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to obtain long-term capital growth and
                                          produce a reasonable amount of current income through a
                                          moderately aggressive investment strategy.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in a broadly diversified portfolio of
                                          equity and debt securities consisting primarily of common
                                          stocks and bonds.
                                          The Fund normally invests between 45-75% of its assets in
                                          equity securities and at least 25% of its assets in
                                          fixed-income securities. The portion of the Fund's assets
                                          invested in equity and debt securities will vary depending upon economic conditions, the general level of stock prices, interest rates and other factors, including the risks
                                          associated with each investment. The Fund's equity
                                          investments consist of common stocks of companies that the portfolio manager believes are undervalued and have a
                                          favorable outlook or are reasonably priced with the
                                          potential to produce above-average earnings growth. The
                                          Fund's fixed-income investments consist primarily of
                                          "high-grade" bonds, notes and debentures. The average
                                          dollar-weighted maturity of the fixed-income portion of the
                                          Fund's portfolio will range from one to thirty years.
                                          In managing the equity portion of the Fund, the portfolio
                                          manager uses a variety of economic projections, quantitative techniques, and earnings projections in formulating
                                          individual stock purchase and sale decisions. The portfolio manager selects investments that he believes have basic
                                          investment value which will eventually be recognized by
                                          other investors. In addition, the portfolio manager may
                                          identify companies with a history of above-average growth or companies that are expected to enter periods of
                                          above-average growth or are positioned in emerging growth
                                          industries.
                                          In managing the fixed income portion of the Fund's
                                          portfolio, the portfolio manager uses a "top down"
                                          investment management approach focusing on a security's
                                          maturity. The portfolio manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates and other economic factors. The portfolio manager then selects
                                          individual securities whose maturities fit this target and which are deemed to be the best relative values.
                                          The Fund may also invest in certain other equity and debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 80 or consult the Statement of
                                          Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which the equity portion of this Fund
                                          focuses -- value and growth stocks -- will underperform
                                          other kinds of investments or market averages.
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Generally, an increase in the average
                                          maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 89.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[BAR GRAPH]

1992                                                                              8.73%
93                                                                               14.36%
94                                                                               -0.39%
95                                                                               23.51%
96                                                                                9.72%
97                                                                               20.84%
98                                                                               13.12%
99                                                                                1.33%
2000                                                                             10.18%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was 0.65%.

                                                                               Best quarter:           9.21%     6/30/97
                                                                               Worst quarter:         -5.25%     9/30/99

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Share returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS      (12/19/91)
 CLASS A SHARES
 (with 5.50% sales charge)                         4.16%    9.61%        11.05%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           4.60%    9.67%        10.76%
 S&P 500(R) INDEX                                 -9.11%   18.35%        17.16%
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX     11.84%    6.23%         7.14%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution 12b-1 fees and the contingent deferred sales charge (CDSC).

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.58%     0.57%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.38%     2.12%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.51% for Class A Shares and 0.51% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares 1.31%; and Class B Shares
                                  2.06%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                   1      3        5        10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $683   $963    $1,264   $2,116
                                                     CLASS B SHARES
                                                     Assuming redemption          $715   $964    $1,339   $2,263
                                                     Assuming no redemption       $215   $664    $1,139   $2,263

As an investor in the Balanced Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital by investing
                                          primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible
                                          preferred stocks. The portfolio manager does not currently intend to purchase convertible securities.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks of companies
                                          with market capitalizations greater than $2 billion at the time of purchase and that possess a dominant market share
                                          and have barriers, such as a patent or well-known brand
                                          name, that shields their market share and profits from
                                          competitors.
                                          In managing the Fund's portfolio, the portfolio managers
                                          continuously monitor a universe of companies possessing
                                          "market power" to look for opportunities to purchase these stocks at reasonable prices. "Market power" is a combination of dominant market share and a barrier that protects that
                                          market share. In selecting individual securities, the
                                          portfolio managers look for companies that appear
                                          undervalued. The managers then conduct a fundamental
                                          analysis of the stock, the industry and the industry
                                          structure. The portfolio managers will then purchase those companies whose market power, in the managers' opinion, is intact. As a result, the portfolio managers may focus on a relatively limited number of stocks (i.e., generally 25 or less). The Fund is non-diversified.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses - undervalued growth
                                          stocks - will underperform other kinds of investments or
                                          market averages.
                                          NON-DIVERSIFIED RISK: The Fund may invest in a small number of companies which may increase the volatility of the Fund.
                                          If the companies in which the Fund invests perform poorly, the Fund could suffer greater losses than if it had been
                                          invested in a greater number of companies.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. However, the portfolio managers expect that the Fund's annual portfolio turnover rate will average less than 50% each year. If the
                                          Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its
                                          performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 89.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[PERFORMANCE BAR CHART AND TABLE]

1999                                                                            -10.12%
2000                                                                             12.66%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -2.33%.

                                                                               Best quarter:           17.30%    12/31/00
                                                                               Worst quarter:         -13.07%     9/30/99

   The bar chart and table show how
   the Fund has performed and how its
   performance has varied from year to
   year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that the
   Fund's value varied at different
   times. The table below it compares
   the Fund's performance over time to
   that of the S&P 500(R) Index, a
   widely recognized, unmanaged index
   of common stocks. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.
   The returns for Class B Shares will
   differ from the Class A Shares
   returns shown in the bar chart
   because of differences in the
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their Fund shares at
   the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1      SINCE INCEPTION
                                                   YEAR       (9/1/98)
 CLASS A SHARES
 (with 5.50% sales charge)                         6.43%        6.35%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           6.98%        7.04%
 S&P 500(R) INDEX                                 -9.11%       16.22%

(1) Both charts assume reinvestment of dividends and distributions.
(2) Performance for the Class B Shares, which commenced operations on 9/2/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       1.27%     1.25%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      2.07%     2.80%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%. 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.91% for Class A Shares and Class B Shares are being limited to 0.89%. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.71%; and Class B Shares, 2.44%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                     1        3        5       10
                                                                                  YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $748   $1,163   $1,602   $2,818
                                                     CLASS B SHARES
                                                     Assuming redemption          $783   $1,168   $1,679   $2,954
                                                     Assuming no redemption       $283   $  868   $1,479   $2,954

As an investor in the Select Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                                         AMSOUTH ENHANCED
                                                              MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce long-term growth of capital by
                                          investing primarily in a diversified portfolio of common
                                          stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock. The
                                          portfolio manager does not currently intend to purchase
                                          convertible securities.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in a broadly diversified portfolio of S&P
                                          500(R) stocks, overweighting relative to their S&P weights those that the portfolio manager believes to be undervalued compared to others in the index. The Fund seeks to maintain risk characteristics similar to that of the S&P 500(R) Index and, normally, invests at least 80% of its assets in common stocks drawn from the Index.
                                          The portfolio manager's stock selection process utilizes
                                          computer-aided quantitative analysis. The portfolio
                                          manager's computer models use many types of data, but
                                          emphasize technical data such as price and volume
                                          information. Applying these models to stocks within the S&P
                                          500(R), the portfolio manager hopes to generate more capital growth than that of the S&P 500(R). The portfolio manager's emphasis on technical analyses can result in significant
                                          shifts in portfolio holdings at different times. However,
                                          stringent risk controls at the style, industry and
                                          individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500(R).
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- stocks in the S&P
                                          500(R) Index which are primarily large cap companies -- will underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 89.
                                          "S&P 500" is a registered service mark of Standard & Poor's
                                          Corporation, which does not sponsor and is in no way
                                          affiliated with the Fund.

                                                         AMSOUTH ENHANCED
                                                              MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[BAR GRAPH]

1999                                                                             21.05%
2000                                                                             -8.24%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -21.49%.

                                                                               Best quarter:           14.36%    12/31/99
                                                                               Worst quarter:          -7.37%    12/31/00

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (9/1/98)
 CLASS A SHARES
 (with 5.50% sales charge)                        -13.31%       13.64%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                          -13.44%       14.46%
 S&P 500(R) INDEX                                  -9.11%       16.22%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on 9/2/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

                                                         AMSOUTH ENHANCED
                                                              MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.45%     0.45%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.69%     0.69%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.14%     1.89%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.59% for Class A Shares and Class B Shares are being limited to 0.60%. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.04%; and Class B Shares, 1.80%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                     1      3        5       10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $660   $892   $1,143   $1,860
                                                     CLASS B SHARES
                                                     Assuming redemption          $692   $894   $1,221   $2,016
                                                     Assuming no redemption       $192   $594   $1,021   $2,016

As an investor in the Enhanced Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                                    AMSOUTH INTERNATIONAL
                                                              EQUITY FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          non-U.S. companies (i.e., incorporated or organized outside the United States).
                                          In choosing stocks for the Fund, the Fund's Sub-Advisor,
                                          Lazard Asset Management, looks for established companies in economically developed countries that it believes are
                                          undervalued based on their return on total capital or
                                          equity. The Sub-Advisor attempts to identify securities that are undervalued according to traditional measures of
                                          relative value, including low price to earnings ratio, low price to cash flow ratio, or low price to book value ratio, as well as the Sub-Advisor's judgement regarding an
                                          underlying company's internal return on capital,
                                          unrecognized assets, or potential change in business
                                          strategy.
                                          The Sub-Advisor focuses on individual stock selection (a
                                          "bottom-up" approach) rather than on forecasting stock
                                          market trends (a "top-down" approach).
                                          The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the portfolio manager and Sub-Advisor.
                                          Ordinarily, the Fund invests in at least three different
                                          foreign countries. Although the Fund invests primarily in
                                          the stocks of companies located in developed foreign
                                          countries, it may invest up to 10% of its total assets in
                                          typically large companies located in emerging markets. In
                                          addition, the Fund may have substantial investments in
                                          American and Global Depositary Receipts.
                                          For a more complete description of the various securities in which a Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 80 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: The Fund's performance will be influenced by
                                          political, social and economic factors affecting companies in foreign countries. The securities of foreign issuers
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          Foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company
                                          information, political instability, and differing auditing and legal standards. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Fund's holdings or an
                                          overall decline in the stock markets of the foreign
                                          countries in which the Fund is invested.
                                          INVESTMENT STYLE RISK: Emerging market countries have
                                          economic structures that are generally less diverse and
                                          mature, and political systems that are less stable, than
                                          those of developed countries. As a result, their markets are more volatile.
                                          Value stocks involve the risk that they may never reach what the Sub-Advisor believes is their full market value. They
                                          also may decline in price, even though in theory they are
                                          already underpriced.
                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

                                                    AMSOUTH INTERNATIONAL
                                                              EQUITY FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[BAR GRAPH]

1998                                                                              9.48%
99                                                                               26.77%
2000                                                                             -11.5%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -27.58%.

                                                                               Best quarter:           18.79%    12/31/98
                                                                               Worst quarter:         -19.33%     9/30/98

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares over time to that of Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (8/15/97)
 CLASS A SHARES
 (with 5.50% sales charge)                        -16.35%        3.59%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                          -16.39%        3.71%
 EAFE INDEX                                       -14.17%        7.50%

(1) Both charts assume reinvestment of dividends and distributors.

(2) Performance for the Class B Shares, which commenced operations on 2/2/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

                                                    AMSOUTH INTERNATIONAL
                                                              EQUITY FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          1.25%     1.25%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.64%     0.65%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.89%     2.65%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows:
                                  5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh
                                  and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.37% for Class A Shares and 0.38% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.62%; and Class B Shares,
                                  2.38%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                                3        5       10
                                                                                  1 YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $731    $1,111   $1,515   $2,640
                                                     CLASS B SHARES
                                                     Assuming redemption           $768    $1,123   $1,605   $2,799
                                                     Assuming no redemption        $268    $  823   $1,405   $2,799

As an investor in the International Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW


                          STRATEGIC PORTFOLIOS

                                          These Funds are "funds of funds" which will invest
                                          substantially all of their assets in Trust Shares of other
                                          Funds of the AmSouth Funds (Underlying Funds), whose
                                          objectives, strategies and risks are described herein.

    WHO MAY WANT TO INVEST?               Consider investing in these Funds if you are:
                                          - seeking to spread your investment among many different
                                            mutual funds that match your goals in one simple package
                                          - seeking investment professionals to select and maintain a portfolio of mutual funds for you
                                          - seeking the benefits of asset allocation and multiple
                                            levels of risk reducing diversification
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              AGGRESSIVE GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in six
                                          Underlying Funds which invest primarily in equity securities and up to 30% of its total assets in one Underlying Fund
                                          which invests in money market instruments. The Fund will
                                          invest its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       Large Cap Fund                                                    0%-70%
                                       Capital Growth Fund                                               0%-45%
                                       Small Cap Fund                                                    0%-30%
                                       International Equity Fund                                         0%-20%
                                       Mid Cap Fund                                                      0%-30%
                                       Value Fund                                                        0%-70%
                                       Prime Money Market Fund                                           0%-30%

                          The investment styles of the Underlying Funds are described elsewhere in this Prospectus. The Prime Money Market Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   AGGRESSIVE GROWTH PORTFOLIO


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[PERFORMANCE BAR CHART AND TABLE]

2000                                                                              1.50%

The bar chart above does not reflect any applicable sales charge which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -16.80%.

                                                                               Best quarter:            3.05%     3/31/00
                                                                               Worst quarter:          -1.98%    12/31/00

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1      SINCE INCEPTION
                                                   YEAR       (1/13/99)
 CLASS A SHARES
 (with 5.50% sales charge)                        -4.07%        6.02%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                          -3.78%        6.31%
 S&P 500(R) INDEX                                 -9.11%        5.71%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares commenced operations on 1/27/99.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              AGGRESSIVE GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.20%     0.20%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       1.00%     0.98%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.20%     1.93%
 --------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement(6)                       (0.10)%   (0.10)%
 --------------------------------------------------------
   Net Expenses(6)                       1.10%     1.83%
 --------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to 0.59% for Class A Shares and 0.57% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.79%; and Class B Shares, 1.52%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules. As reduced, the shareholder servicing fees are 0.15% for Class A and 0.15% for Class B Shares. Absent such reduction, the shareholder servicing fees would be: Class A, 0.25%; and Class B, 0.25%.

AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

                                                     CLASS A SHARES                                                2.49%

                                                     CLASS B SHARES                                                3.22%

                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.
As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              AGGRESSIVE GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              EXPENSE EXAMPLE

                                                                                            1         3         5         10
                                                                                         YEAR     YEARS     YEARS      YEARS
                                                     CLASS A SHARES                      $788    $1,283    $1,803     $3,221
                                                     CLASS B SHARES
                                                     Assuming redemption                 $825    $1,292    $1,883     $3,355
                                                     Assuming no redemption              $325    $  992    $1,683     $3,355

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in seven
                                          Underlying Funds which invest primarily in equity
                                          securities, up to 25% of its total assets in one Underlying
                                          Fund which invests primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:

                                       UNDERLYING FUND                                               STRATEGY RANGE
                                       Large Cap Fund                                                    0%-65%
                                       Capital Growth Fund                                               0%-25%
                                       Equity Income Fund                                                0%-25%
                                       Small Cap Fund                                                    0%-25%
                                       International Equity Fund                                         0%-15%
                                       Value Fund                                                        0%-65%
                                       Prime Money Market Fund                                           0%-20%
                                       Mid Cap Fund                                                      0%-25%
                                       Government Income Fund                                            0%-25%

                          The investment styles of the Underlying Funds are described elsewhere in this Prospectus. The Prime Money Market Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[PERFORMANCE BAR CHART AND TABLE]

2000                                                                             0.59%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -11.42%.

                                                                               Best quarter:           2.05%     3/31/00
                                                                               Worst quarter:         -1.87%    12/31/00

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (2/11/99)
 CLASS A SHARES
 (with 5.50% sales charge)                         -4.98%        1.82%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           -4.73%        2.84%
 S&P 500(R) INDEX                                  -9.11%        2.89%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares commenced operations on 2/15/99.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                    5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.20%     0.20%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       1.02%     1.02%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.22%     1.97%
 --------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement                          (0.10)%   (0.10)%
 --------------------------------------------------------
   Net Expenses(6)                       1.12%     1.87%
 --------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to 0.58% for Class A Shares and 0.58% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.78%; and Class B Shares, 1.53%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are 0.15% for Class A and 0.15% for Class B Shares. Absent such reduction, the shareholder servicing fees would be: Class A, 0.25%; and Class B, 0.25%.

AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

                                                     CLASS A SHARES                                                2.45%

                                                     CLASS B SHARES                                                3.20%

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.
As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              EXPENSE EXAMPLE

                                                                                            1         3         5         10
                                                                                         YEAR     YEARS     YEARS      YEARS
                                                     CLASS A SHARES                      $784    $1,272    $1,784     $3,183
                                                     CLASS B SHARES
                                                     Assuming redemption                 $823    $1,286    $1,874     $3,331
                                                     Assuming no redemption              $323    $  986    $1,674     $3,331

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth and a moderate level of current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in seven
                                          Underlying Funds which invest primarily in equity
                                          securities, 0% to 80% of its total assets in two Underlying
                                          Funds which invest primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:

                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       International Equity Fund                                         0%-15%
                                       Small Cap Fund                                                    0%-20%
                                       Mid Cap Fund                                                      0%-20%
                                       Value Fund                                                        0%-60%
                                       Government Income Fund                                            0%-60%
                                       Large Cap Fund                                                    0%-60%
                                       Capital Growth Fund                                               0%-25%
                                       Equity Income Fund                                                0%-25%
                                       Limited Term Bond Fund                                            0%-20%
                                       Prime Money Market Fund                                           0%-20%

                          The investment styles of the Underlying Funds are described elsewhere in this Prospectus. The Prime Money Market Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          The Fund also invests in Underlying Funds that invest
                                          primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the
                                          potential for a decline in bond prices due to rising
                                          interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   GROWTH AND INCOME PORTFOLIO


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
                                     [PERFORMANCE BAR CHART AND TABLE]

2000                                                                             4.21%

                                     The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -6.80%.

                                                                               Best quarter            1.69%     3/31/00
                                                                               Worst quarter:          0.16%    12/31/00

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1      SINCE INCEPTION
                                                   YEAR       (1/27/99)
 CLASS A SHARES(2)
 (with 5.50% sales charge)                        -1.52%        1.96%
 CLASS B SHARES
 (with applicable Contingent Deferred Sales
 Charge)                                          -1.34%        2.93%
 S&P 500(R) INDEX                                 -9.11%        3.48%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class A Shares commenced operations on 3/8/99.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                    5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.20%     0.20%
 --------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                             0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.67%     0.65%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      0.87%     1.60%
 --------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement                          (0.10)%   (0.10)%
 --------------------------------------------------------
   Net Expenses(6)                       0.77%     1.50%
 --------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to 0.43% for Class A Shares and 0.42% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.63% and Class B Shares, 1.37%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are 0.15% for Class A and 0.15% for Class B Shares. Absent such reduction, the shareholder servicing fees would be: Class A, 0.25%; and Class B, 0.25%.

AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO

                                                     CLASS A SHARES                                                2.08%

                                                     CLASS B SHARES                                                2.81%

                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.
   As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

   CONTINGENT DEFERRED SALES CHARGE
   Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
   In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              EXPENSE EXAMPLE

                                                                                           1        3        5        10
                                                                                        YEAR    YEARS    YEARS     YEARS
                                                     CLASS A SHARES                     $749   $1,166   $1,607    $2,828

                                                     CLASS B SHARES
                                                     Assuming redemption                $784   $1,171   $1,684    $2,964
                                                     Assuming no redemption             $284   $  871   $1,484    $2,964

   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

     - $10,000 investment
     - 5% annual return
     - no changes in the Fund's
       operating expenses
     - redemption at the end of
       each time period
   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income and a moderate level of capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within Funds within predetermined strategy ranges, as set
                                          forth below. The Advisor will make allocation decisions
                                          according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 80% of its total assets in four
                                          Underlying Funds which invest primarily in equity
                                          securities, 0% to 100% of its total assets in two Underlying
                                          Funds which invest primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:

                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       Government Income Fund                                            0%-70%
                                       Limited Term Bond Fund                                            0%-45%
                                       Large Cap Fund                                                    0%-50%
                                       Capital Growth Fund                                               0%-15%
                                       Value Fund                                                        0%-50%
                                       Equity Income Fund                                                0%-15%
                                       Prime Money Market Fund                                           0%-20%

                          The investment styles of the Underlying Funds are described elsewhere in this Prospectus. The Prime Money Market Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest
                                          rate and credit risk. Interest rate risk is the potential
                                          for a decline in bond prices due to rising interest rates.
                                          Credit risk is the possibility that the issuer of a
                                          fixed-income security will fail to make timely payments of interest or principal, or that the security will have its
                                          credit rating downgraded.
                                          The Fund also invests in Underlying Funds that invest
                                          primarily in equity securities. Stocks and other equity
                                          securities fluctuate in price, often based on factors
                                          unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[PERFORMANCE BAR CHART AND TABLE]

2000                                                                             5.84%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was -2.93%.

                                                                               Best quarter:           2.03%     9/30/00
                                                                               Worst quarter:          1.00%     6/30/00

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1      SINCE INCEPTION
                                                   YEAR       (1/28/99)
 CLASS A SHARES(2)
 (with 5.50% sales charge)                         0.02%        1.80%
 CLASS B SHARES
 (with applicable Contingent Deferred Sales
 Charge)                                           0.20%        1.43%
 S&P 500(R) INDEX                                 -9.11%        3.48%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class A Shares commenced operations on 2/9/99.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES


FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                    5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.20%     0.20%
 --------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                             0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       1.00%     0.97%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.20%     1.92%
 --------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement                          (0.10)%   (0.10)%
 --------------------------------------------------------
   Net Expenses(6)                       1.10%     1.82%
 --------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses are being limited to 0.57% for Class A Shares and 0.56% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.77%; and Class B Shares, 1.51%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are 0.15% for Class A, and 0.15% for Class B. Absent such reduction, the shareholder servicing fees would be: Class A, 0.25%; and Class B, 0.25%.

       AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO


                                                     CLASS A SHARES                                                2.36%

                                                     CLASS B SHARES                                                3.08%

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.
   As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

   CONTINGENT DEFERRED SALES CHARGE
   Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
   In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES


                                              EXPENSE EXAMPLE

                                                                                           1        3        5       10
                                                                                        YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $776   $1,246   $1,741   $3,098
                                                     CLASS B SHARES
                                                     Assuming redemption                $811   $1,251   $1,816   $3,226
                                                     Assuming no redemption             $311   $  951   $1,616   $3,226

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                 OVERVIEW
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSE


                          INCOME FUNDS

    TAXABLE FUNDS                         The Bond Fund, the Government Income Fund, the Limited Term
                                          Bond Fund, and the Limited Term U.S. Government Fund seek
                                          current income and invest primarily in fixed income
                                          securities, such as U.S. government securities, or
                                          corporate, bank and commercial obligations.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value
    TAX-FREE FUNDS                        The Municipal Bond Fund, Florida Tax-Exempt Fund, the
                                          Tennessee Tax-Exempt Fund and the Limited Term Tennessee
                                          Tax-Exempt Fund seek tax-exempt income and invest primarily in municipal securities which are exempt from Federal and, in the case of the Florida Tax-Exempt Fund, Florida
                                          intangible taxes and in the case of the Tennessee Funds,
                                          Tennessee intangible taxes.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to reduce Federal income or Florida or Tennessee intangible taxes
                                          - seeking monthly Federal tax-exempt dividends
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing through a tax-exempt retirement plan
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                                        AMSOUTH BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in bonds and other fixed-income securities. These investments include primarily U.S.
                                          corporate bonds and debentures and notes or bonds issued or guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund invests in debt securities only if they are high grade (rated at time of purchase in one of the three highest rating categories by a nationally
                                          recognized statistical rating organization (an "NRSRO"), or are determined by the portfolio manager to be of comparable quality). The Fund also invests in zero-coupon obligations which are securities which do not provide current income but represent ownership of future interest and principal
                                          payments on U.S. Treasury bonds.
                                          The Fund may purchase fixed-income securities of any
                                          maturity and although there is no limit on the Fund's
                                          average maturity, it is normally expected to be between five and ten years. In managing the Fund's portfolio, the manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates. The
                                          manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 80 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 89.

                                                        AMSOUTH BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/ RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[PERFORMANCE BAR CHART AND TABLE]

1991                                                                             15.32%
92                                                                                 7.3%
93                                                                                9.88%
94                                                                               -3.23%
95                                                                               18.41%
96                                                                                2.56%
97                                                                                9.27%
98                                                                                9.19%
99                                                                               -2.56%
2000                                                                             12.06%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was 7.70%.

                                                                               Best quarter:            6.53%     6/30/95
                                                                               Worst quarter:          -2.39%     3/31/94

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/88)
 CLASS A SHARES
 (with 4.00% sales charge)                         7.58%    5.11%     7.17%          7.59%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           6.14%    4.69%     6.59%          6.93%
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX     11.84%    6.23%     8.00%          8.53%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which commenced operations on 9/16/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/ RETURN AND
   EXPENSES                                             AMSOUTH BOND FUND




                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
    (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               4.00%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.55%     0.55%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.20%     1.95%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.34% for Class A Shares and 0.33% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 0.99%; and Class B Shares,
                                  1.73%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS  YEARS    YEARS
                                                     CLASS A SHARES               $517   $766   $1,033   $1,796
                                                     CLASS B SHARES
                                                     Assuming redemption          $698   $912   $1,252   $2,080
                                                     Assuming no redemption       $198   $612   $1,052   $2,080

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's operating expenses

  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                          AMSOUTH LIMITED
                                                           TERM BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in short-term fixed income
                                          securities with maturities of five years or less,
                                          principally corporate bonds and securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable
                                          quality).
                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates and other economic factors. The manager then selects individual
                                          securities whose maturities fit this target and which the
                                          manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 89.

                                                          AMSOUTH LIMITED
                                                           TERM BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
BAR GRAPH

1991                                                                             11.94%
92                                                                                6.03%
93                                                                                7.16%
94                                                                                -1.8%
95                                                                               12.72%
96                                                                                3.69%
97                                                                                 6.8%
98                                                                                7.13%
99                                                                                1.36%
2000                                                                              8.22%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was 7.56%.

                                                                               Best quarter:           4.02%     6/30/95
                                                                               Worst quarter:         -1.41%     3/31/94

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS        (2/1/89)
 CLASS A SHARES
 (with 4.00% sales charge)                        3.90%     4.55%     5.81%          6.36%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                          2.44%     4.15%     5.25%          5.72%
 MERRILL LYNCH 1-5 YEAR GOVERNMENT/
 CORPORATE BOND INDEX                             8.88%     6.08%     6.92%          7.51%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which commenced operations on 1/21/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

                                                          AMSOUTH LIMITED
                                                           TERM BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              4.00%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.57%     0.57%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.22%     1.97%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.35% for Class A Shares and 0.35% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.00%; and Class B Shares,
                                  1.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Limited Term Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS  YEARS    YEARS
                                                     CLASS A SHARES               $519   $772   $1,044   $1,818
                                                     CLASS B SHARES
                                                     Assuming redemption          $700   $918   $1,262   $2,102
                                                     Assuming no redemption       $200   $618   $1,062   $2,102

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                                       AMSOUTH GOVERNMENT
                                                              INCOME FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. These investments are principally
                                          mortgage-related securities, U.S. Treasury obligations and
                                          U.S. government agency obligations.
                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates. The
                                          manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          PREPAYMENT RISK: If a significant number of mortgages
                                          underlying a mortgage backed security are refinanced, the
                                          security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 89.

                                                       AMSOUTH GOVERNMENT
                                                              INCOME FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[PERFORMANCE BAR CHART AND TABLE]

1994                                                                             -0.37%
95                                                                               14.38%
96                                                                                4.07%
97                                                                                9.35%
98                                                                                7.14%
99                                                                                0.63%
2000                                                                             10.67%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was 7.33%.

                                                                               Best quarter:           4.54%     6/30/95
                                                                               Worst quarter:         -1.43%     3/31/94

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS       (10/1/93)
 CLASS A SHARES
 (with 4.00% sales charge)                         6.20%    5.44%         5.61%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           4.73%    5.02%         5.20%
 LEHMAN BROTHERS MORTGAGE INDEX                   11.17%    6.92%         6.88%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which commenced operations on 3/13/00, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

                                                       AMSOUTH GOVERNMENT
                                                              INCOME FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
    (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               4.00%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.55%     0.55%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.20%     1.95%
 --------------------------------------------------------

                                  ()(1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.34% for Class A Shares and 0.34% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 0.99% and Class B Shares,
                                  1.74%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Government Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              EXPENSE EXAMPLE

                                                                                   1      3        5        10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $517   $766    $1,033   $1,796
                                                     CLASS B SHARES
                                                     Assuming redemption          $698   $912    $1,252   $2,080
                                                     Assuming no redemption       $198   $612    $1,052   $2,080

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's operating expenses

  - redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                     AMSOUTH LIMITED TERM
                                                     U.S. GOVERNMENT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with high current income without assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in fixed income securities with maturities of five years or less issued or guaranteed as to payment of principal and interest by the U.S. Government,
                                          its agencies or instrumentalities, and enters into
                                          repurchase agreements in respect of such securities.
                                          In managing the Fund's portfolio, the manager sets, and
                                          periodically adjusts, a target for the interest rate
                                          sensitivity of the Fund based upon expectations about
                                          interest rates and other economic factors. The manager then selects individual securities whose maturities fit this
                                          target and which the manager believes offer the best
                                          relative value.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 80 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            INCOME RISK: Prices of U.S. Government securities tend to
                                          move inversely with changes in interest rates. The most
                                          immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Fund's share price as well.
                                          INTEREST RATE RISK: Interest rate risk is usually greater
                                          for fixed-income securities with longer maturities or
                                          durations. A security backed by the U.S. Government is
                                          guaranteed only as to timely payment of interest and
                                          principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed. As a result, the value of your investment in the Fund will
                                          fluctuate and you could lose money by investing in the Fund.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

                                                     AMSOUTH LIMITED TERM
                                                     U.S. GOVERNMENT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1,2)
[BAR GRAPH]

1991                                                                              12.7%
92                                                                                5.51%
93                                                                                7.04%
94                                                                               -1.02%
95                                                                               10.88%
96                                                                                2.69%
97                                                                                6.18%
98                                                                                6.69%
99                                                                                1.08%
2000                                                                              7.41%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was 6.35%.

                                                                               Best quarter:           4.77%     9/30/91
                                                                               Worst quarter:         -1.41%     3/31/92

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A shares over time to that of the Merrill Lynch 1-5 Year Government Bond Index, a recognized, unmanaged index of short-term U.S. Government securities. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1,2)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/86)
 CLASS A SHARES
 (with 4.00% sales charge)                        3.12%     3.93%     5.41%          5.79%
 CLASS B SHARES(3)
 (with applicable Contingent Deferred Sales
 Charge)                                          1.62%     3.53%     4.87%          5.10%
 MERRILL LYNCH 1-5 YEAR GOV'T BOND INDEX          8.88%     6.08%     6.92%            N/A

(1) Both charts assume reinvestment of dividends and distributors.

(2) The Limited Term U.S. Government Fund commenced operations on 2/28/97 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Class B Shares, which commenced operations on 3/3/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

                                                     AMSOUTH LIMITED TERM
                                                     U.S. GOVERNMENT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
    (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               4.00%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.77%     0.77%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.42%     2.17%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows:
                                  5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh
                                  and eighth years. Approximately eight years after purchase (seven in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.50% for Class A Shares and 0.50% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.15%; and Class B Shares,
                                  1.90%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Limited Term U.S. Government Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              EXPENSE EXAMPLE

                                                                                   1      3        5        10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $539   $831    $1,145   $2,034
                                                     CLASS B SHARES
                                                     Assuming redemption          $720   $979    $1,364   $2,313
                                                     Assuming no redemption       $220   $679    $1,164   $2,313

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                        AMSOUTH MUNICIPAL
                                                                BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce as high a level of current federal tax-exempt income, as is consistent with the preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in municipal securities that
                                          provide income that is exempt from federal income tax and
                                          not subject to the federal alternative minimum tax for
                                          individuals. Municipal securities are debt obligations, such as bonds and notes, issued by states, territories and
                                          possessions of the United States and their political
                                          subdivisions, agencies and instrumentalities. Additionally, the Fund concentrates its investments in municipal
                                          securities issued by the State of Alabama and its political subdivisions. The Fund invests in debt securities only if
                                          they are high-grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality).
                                          The Fund may purchase securities of any maturity. In
                                          managing the Fund's portfolio, the portfolio manager uses a
                                          "top down" investment management approach focusing on a
                                          security's maturity. The portfolio manager sets, and
                                          continually adjusts, a target for the interest rate
                                          sensitivity of the Fund based upon expectations about
                                          interest rates and other economic factors. The portfolio
                                          manager then selects individual securities whose maturities fit this target, have a certain level of credit quality, and which the portfolio manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          CONCENTRATION RISK: By concentrating its investments in
                                          securities issued by Alabama and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Alabama than funds that are more geographically diversified.
                                          Additionally, because of the relatively small number of
                                          issuers of Alabama municipal securities, the Fund is likely to invest in a limited number of issuers.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 89.

                                                        AMSOUTH MUNICIPAL
                                                                BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1,2)
[BAR GRAPH]

1991                                                                              9.79%
92                                                                                5.94%
93                                                                                7.56%
94                                                                               -2.61%
95                                                                               10.36%
96                                                                                3.48%
97                                                                                6.18%
98                                                                                5.42%
99                                                                               -1.67%
2000                                                                              8.82%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was 5.35%.

                                                                               Best quarter:           3.73%     3/31/95
                                                                               Worst quarter:         -3.51%     3/31/94

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 3-7 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1,2)

                                                    1        5        10      SINCE INCEPTION
                                                   YEAR     YEAR     YEAR       (08/01/75)
 CLASS A SHARES
 (with 4.00% sales charge)                        4.45%    3.55%     4.82%         5.72%
 CLASS B SHARES(3)
 (with applicable Contingent Deferred Sales
 Charge)                                          3.04%    3.10%     4.25%         4.85%
 MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND INDEX      8.24%    5.09%     6.09%         5.33%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) The quoted performance of the Fund includes the performance of common and collective trust fund ("commingled") accounts advised by AmSouth Bank for periods dating back to 7/31/91 and prior to the Fund's commencement of operations on 7/1/97, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these accounts had been registered, these returns may have been lower.

(3) Performance for the Class B Shares, which commenced operations on 2/3/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

                                                        AMSOUTH MUNICIPAL
                                                                BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
    (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               4.00%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and Service (12b-1) Fee    0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.55%     0.55%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.20%     1.95%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.24% for Class A Shares and 0.24% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 0.89%; and Class B Shares,
                                  1.64%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Municipal Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              EXPENSE EXAMPLE

                                                                                   1        3         5       10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $517   $766    $1,033   $1,796
                                                     CLASS B SHARES
                                                     Assuming redemption          $698   $912    $1,252   $2,080
                                                     Assuming no redemption       $198   $612    $1,052   $2,080

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                          AMSOUTH FLORIDA
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce as high a level of current
                                          interest income exempt from Federal income taxes and Florida intangibles taxes as is consistent with the preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in municipal securities of the
                                          State of Florida and its political subdivisions that provide income exempt from Federal personal income tax and Florida intangible personal property tax. The Fund invests in
                                          Florida municipal securities only if they are high grade
                                          (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the
                                          portfolio manager to be of comparable quality). The Fund may purchase securities of any maturity.
                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The portfolio manager sets, and
                                          continually adjusts, a target for the interest rate
                                          sensitivity of the Fund's portfolio based on expectations
                                          about interest rate movements. The portfolio manager then
                                          selects securities consistent with this target based on
                                          their individual characteristics.
                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          80 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Florida and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Florida than funds that are more geographically diversified.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.
                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 89.

                                                          AMSOUTH FLORIDA
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
[BAR GRAPH]

1995                                                                             11.04%
96                                                                                 3.6%
97                                                                                6.54%
98                                                                                5.44%
99                                                                               -1.33%
2000                                                                              8.36%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return for 1/1/01 to 9/30/01 was 4.82%.

                                                                               Best quarter:           4.40%     3/31/95
                                                                               Worst quarter:         -1.85%     6/30/99

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 3-7 Year Municipal Bond Index, an unmanaged index generally representative of the intermediate-term municipal bonds. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS       (9/30/94)
 CLASS A SHARES
 (with 4.00% sales charge)                        4.08%     3.63%         4.44%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                          2.59%     3.19%         4.16%
 MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND INDEX      8.24%     5.09%         5.63%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which commenced operations on 3/16/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

                                                          AMSOUTH FLORIDA
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     4.00%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                     0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.64%     0.64%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.29%     2.04%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.25% for Class A Shares and 0.24% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 0.90%; and Class B Shares,
                                  1.64%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Florida Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS  YEARS    YEARS
                                                     CLASS A SHARES               $526   $793   $1,079   $1,894
                                                     CLASS B SHARES
                                                     Assuming redemption          $707   $940   $1,298   $2,176
                                                     Assuming no redemption       $207   $640   $1,098   $2,176

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                                        AMSOUTH TENNESSEE
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from Federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities and corporations that
                                          provide income exempt from Federal and Tennessee personal
                                          income taxes.
                                          The average dollar-weighted credit rating of the municipal obligations held by the Fund will be at least A-. To further limit credit risk, the Fund invests only in investment grade municipal obligations or the unrated equivalent as
                                          determined by the portfolio manager. The portfolio manager evaluates municipal obligations based on credit quality,
                                          financial outlook and yield potential. Although the Fund
                                          concentrates its assets in Tennessee municipal obligations, the portfolio manager strives to diversify the portfolio
                                          across sectors and issuers within Tennessee. The Fund may
                                          purchase securities of any maturity.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 80 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Tennessee and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Tennessee than funds that are more geographically
                                          diversified.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.
                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

                                                        AMSOUTH TENNESSEE
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1,2)
[BAR GRAPH]

1991                                                                              9.31%
92                                                                                5.46%
93                                                                               10.25%
94                                                                               -8.57%
95                                                                                13.4%
96                                                                                1.39%
97                                                                                7.13%
98                                                                                4.26%
99                                                                               -3.07%
2000                                                                              8.65%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was 4.36%.

                                                                               Best quarter:           5.91%      3/31/95
                                                                               Worst quarter:         -8.12%      3/31/94

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Municipal 10-Year Index, a recognized, unmanaged index of investment grade municipal obligations. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1,2)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/80)
 CLASS A SHARES
 (with 4.00% sales charge)                         4.28%    2.75%     4.20%          6.15%
 CLASS B SHARES(3)
 (with applicable contingent deferred sales
 charge)                                           2.86%    2.45%     3.70%          5.37%
 LEHMAN BROTHERS MUNICIPAL 10-YEAR INDEX          10.75%    5.92%     7.43%          9.12%

(1) Both charts assume reinvestment of dividends and distributors.

(2) The Tennessee Tax-Exempt Fund commenced operations on 3/28/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Class B Shares, which commenced operations on 2/24/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

                                                        AMSOUTH TENNESSEE
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                    4.00%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                             0.00%     0.75%
 --------------------------------------------------------
 Other Expense(5)                        0.68%     0.68%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.33%     2.08%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows:
                                  5%, 4%, 3%, 3%, 2%, 1% to 0%. Approximately
                                  eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.44% for Class A Shares and 0.44% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.09%; and Class B Shares,
                                  1.84%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS  YEARS    YEARS
                                                     CLASS A SHARES               $530   $805   $1,100   $1,937
                                                     CLASS B SHARES
                                                     Assuming redemption          $711   $952   $1,319   $2,219
                                                     Assuming no redemption       $211   $652   $1,119   $2,219

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's operating expenses

  - redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                     AMSOUTH LIMITED TERM
                                                TENNESSEE TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from Federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities and corporations that
                                          provide income exempt from Federal and Tennessee personal
                                          income taxes.
                                          To pursue this goal, the Fund invests primarily in
                                          short-term municipal fixed income securities with maturities of five years or less. The average dollar-weighted credit
                                          rating of the municipal obligations held by the Fund will be at least A-. To further limit credit risk, the Fund invests only in investment grade municipal obligations or the
                                          unrated equivalent as determined by the portfolio manager.
                                          The portfolio manager evaluates municipal obligations based on credit quality, financial outlook and yield potential.
                                          Although the Fund concentrates its assets in Tennessee
                                          municipal obligations, the portfolio manager strives to
                                          diversify the portfolio across sectors and issuers within
                                          Tennessee.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 80 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Tennessee and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Tennessee than funds that are more geographically
                                          diversified.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.
                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 89.

                                                     AMSOUTH LIMITED TERM
                                                TENNESSEE TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1,2)
[BAR GRAPH]

1991                                                                              8.14%
92                                                                                4.61%
93                                                                                6.38%
94                                                                               -2.62%
95                                                                                8.40%
96                                                                                2.17%
97                                                                                5.42%
98                                                                                3.76%
99                                                                               -1.00%
2000                                                                              6.20%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was 4.53%.

                                                                               Best quarter:           2.87%    12/31/91
                                                                               Worst quarter:         -2.94%     3/31/94

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 3-7 Year Municipal Bond Index, a recognized, unmanaged index generally representative of municipal bonds with intermediate maturities. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1,2)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/86)
 CLASS A SHARES
 (with 4.00% sales charge)                        1.99%     2.45%     3.66%          3.98%
 CLASS B SHARES(3)
 (with applicable Contingent Deferred Sales
 Charge)                                          0.46%     1.97%     3.10%          3.27%
 MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND INDEX      8.24%     5.09%     6.09%            N/A

(1) Both charts assume reinvestment of dividends and distributions.

(2) The Limited Term Tennessee Tax-Exempt Fund commenced operations on 2/28/97 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Class B Shares, which commenced operations on 2/3/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

                                                     AMSOUTH LIMITED TERM
                                                TENNESSEE TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     4.00%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       0.00%     0.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                             0.00%     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       1.01%     1.01%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.66%     2.41%
 --------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years for Shares acquired in the ISG combination), Class B shares automatically convert to Class A Shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.63% for Class A Shares and 0.63% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.28%; and Class B Shares,
                                  2.03%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Limited Term Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS  YEARS    YEARS
                                                     CLASS A SHARES               $562   $902   $1,266   $2,287
                                                     CLASS B SHARES
                                                     Assuming redemption          $744   $1,051 $1,485   $2,561
                                                     Assuming no redemption       $244   $751   $1,285   $2,561

called a Contingent Deferred Sales Charge.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

 [ICON]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   CAPITAL APPRECIATION FUNDS
   VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   GROWTH FUND -- The Fund will normally invest at least 65% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 35% of the value of its assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States.

   At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P, Fitch and Duff are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

   LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

   MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies publicly traded on U.S. exchanges that have medium market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Medium market capitalization companies are generally those whose market capitalization is similar to companies in the Russell Midcap Growth Index. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The Sub-Advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

   Securities of foreign issuers (including ADRs) fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities tend to be more volatile than U.S. securities because they include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, potential instability, and differing auditing and legal standards.

   SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000(R) Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   EQUITY INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests its assets primarily in income-producing equity securities such as common stocks, preferred stocks, and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments or conducting substantial business.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.

   As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund's debt securities will consist of high grade securities, which are those securities rated in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

   SELECT EQUITY FUND -- Under normal circumstances the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

   ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500 Index. The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500, corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

   INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests its assets primarily in equity securities of non-United States companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States).

   Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

   The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Advisor.

   The Fund may engage in foreign currency transactions to hedge the Fund's portfolio or increase returns. The Fund's success in these transactions will depend principally on the Sub-Advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

   The Fund also may engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it later in the market. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

   While the Sub-Advisor intends for the Fund to have only moderate turnover, the Fund may choose to trade portfolio securities more actively, if in the opinion of the Sub-Advisor, individual equity fundamentals warrant.

   INTERNATIONAL EQUITY, MID CAP, CAPITAL GROWTH AND LARGE CAP FUNDS -- While these Funds typically invest primarily in common stocks, the equity securities in which they may invest also include convertible securities and preferred stocks. Convertible securities are exchangeable for a certain amount of another form of an issuer's securities, usually common stock, at a prestated price. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

   CAPITAL APPRECIATION FUNDS AND BOND FUNDS -- If deemed appropriate under the circumstances, the Growth Fund and Capital Growth Fund may each increase its holdings in short-term money market instruments to over 35% of its total assets. All other Capital Appreciation Funds and the Bond Funds may each increase its holdings in short-term money

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   market instruments to over 20% of its total assets. Each Capital Appreciation Fund may hold uninvested cash pending investment.
   STRATEGIC PORTFOLIOS

   APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                               BENCHMARK PERCENTAGES

                                                                                       MODERATE
                                             AGGRESSIVE                 GROWTH AND    GROWTH AND
              UNDERLYING FUND                  GROWTH       GROWTH        INCOME        INCOME
                ASSET CLASS                  PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
              ---------------                ----------    ---------    ----------    ----------
Equity                                          95%           80%          60%           30%
Fixed-Income                                     0%           15%          35%           65%
Money Market Instruments                         5%            5%           5%            5%

   Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

   Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective.

   Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses. INCOME FUNDS

   BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

   LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money-market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

   If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put", the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

   GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days advance notice to shareholders. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or, if unrated, determined by its portfolio manager to be of comparable quality.

   LIMITED TERM U.S. GOVERNMENT FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements regarding such securities. This policy will not be changed without 60 day's advance notice to shareholders.

   The Fund will normally invest 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt instruments which have a stated or remaining maturity of greater than five years, cash, cash equivalents and money-market instruments.

   Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells U.S. Government securities to the Fund and agrees to repurchase them on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield.

   The Fund's controlled duration strategy may limit its ability to take advantage of investment opportunities.

   U.S. Government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States Government. Other U.S. Government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality. While the U.S. Government provides financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

   The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

   The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.

   MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Municipal Securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of the its total assets in bonds.

   Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals.

   FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Florida Municipal Securities. Florida municipal securities include bonds, notes and warrants generally issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, is not subject to the federal alternative minimum tax

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   for individuals, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.
   Under normal circumstances, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For purposes of the 20% basket the Fund may also invest in municipal securities of states other than Florida.

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Florida Tax-Exempt Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

   TENNESSEE TAX-EXEMPT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND -- The Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund (each a "Tennessee Fund") will each invest, as a fundamental policy, at least 80% of its net assets (except when maintaining a temporary defensive position) in municipal obligations. As a matter of fundamental policy, each Tennessee Fund will invest, under normal circumstances, at least 80% of its assets in securities, the interest from which is exempt from Federal and Tennessee personal income taxes. The remainder of each Tennessee Fund's assets may be invested in securities that are not Tennessee municipal obligations and therefore may be subject to Tennessee income tax. Each Tennessee Fund intends to invest in such securities when their return to investors, taking into account applicable Tennessee income taxes, would be greater than comparably rated Tennessee municipal obligations. In addition, to the extent acceptable Tennessee municipal obligations are at any time unavailable for investment by each Tennessee Fund, the Fund will invest temporarily in other municipal obligations. When the Fund has adopted a temporary defensive position, including when acceptable Tennessee municipal obligations are unavailable for investment by the Fund, in excess of 20% of the Fund's assets may be invested in securities that are not exempt from Tennessee State income tax.

   The Limited Term Tennessee Tax-Exempt Fund will normally invest 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt instruments which have a stated or remaining maturity of greater than five years, cash, cash equivalents and money-market instruments.

   Each Tennessee Fund may invest up to 10% of its total assets in industrial development bonds backed only by the assets and revenues of non-governmental users. Each Tennessee Fund may invest up to 10% of its net assets in municipal obligations which provide income subject to the alternative minimum tax.

   From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the Fund's assets) or for temporary defensive purposes, each Tennessee Fund may invest in taxable money market instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Advisor. Except for temporary defensive purposes, at no time will more than 20% of each Tennessee Fund's assets be invested in taxable money market instruments and municipal obligations which provide income subject to the alternative minimum tax.

   The AmSouth Limited Term Tennessee Tax-Exempt Fund's controlled duration strategy may limit its ability to take advantage of investment opportunities.

   Each Tennessee Fund may invest some assets in derivative securities, such as options and futures, which may give rise to taxable income. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

   Municipal obligations in which each Tennessee Funds may invest are debt obligations typically divided into two types:

        - GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power; and

        - REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   To the extent described above, each Tennessee Fund may invest in industrial development bonds which, although nominally issued by municipal authorities, are in most cases revenue bonds that are not secured by the taxing power of the municipality, but by the revenues derived from payments by the non-governmental users. Certain industrial development bonds, while exempt from Federal income tax, provide income subject to the alternative minimum tax.

   Each Tennessee Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

   Each Tennessee Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement the Fund and may give rise to taxable income. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.

   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

                                               FUND NAME                            FUND CODE
                                               ---------                            ---------
                        Balanced Fund                                                 1
                        Growth Fund                                                   2
                        Enhanced Market Fund                                          3
                        Value Fund                                                    4
                        Equity Income Fund                                            5
                        Select Equity Fund                                            6
                        Small Cap Fund                                                7
                        Bond Fund                                                     8
                        Government Income Fund                                        9
                        Limited Term Bond Fund                                       10
                        Florida Tax-Exempt Fund                                      11
                        Municipal Bond Fund                                          12
                        International Equity Fund                                    13
                        Mid Cap Fund                                                 14
                        Capital Growth Fund                                          15
                        Large Cap Fund                                               16
                        Limited Term U.S. Government Fund                            17
                        Tennessee Tax-Exempt Fund                                    18
                        Limited Term Tennessee Tax-Exempt Fund                       19

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------
    AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares      1-7,13-16        Market
    of a company held by a U.S. bank that issues a receipt                             Political
    evidencing ownership.                                                              Foreign Investment



    ASSET-BACKED SECURITIES: Securities secured by company             1,8,15          Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets.                                     Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity



    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn      1,2,4,7,8        Credit
    on and accepted by a commercial bank. Maturities are             13-16,18,19       Liquidity
    generally six months or less.                                                      Market
                                                                                       Interest Rate



    BONDS: Interest-bearing or discounted government or              1,8-12,14,        Interest Rate
    corporate securities that obligate the issuer to pay the            17-19          Market
    bondholder a specified sum of money, usually at specific                           Credit
    intervals, and to repay the principal amount of the loan at maturity, which is generally 90 days or more. The Funds will only purchase bonds that are high grade (rated at the time of purchase) in one of the three highest rating categories by a nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.



    CALL AND PUT OPTIONS: A call option gives the buyer the          1,3,5,6,8,        Management
    right to buy, and obligates the seller of the option to             13-16          Liquidity
    sell, a security at a specified price. A put option gives                          Credit
    the buyer the right to sell, and obligates the seller of the                       Market
    option to buy a security at a specified price. The Funds                           Leverage
    will sell only covered call and secured put options.



    CERTIFICATES OF DEPOSIT: Negotiable instruments with a          1,2,8,11,13,       Market
    stated maturity.                                                  14,18,19         Credit
                                                                                       Liquidity
                                                                                       Interest Rate



    COMMERCIAL PAPER: Secured and unsecured short-term                  1-12,          Credit
    promissory notes issued by corporations and other entities.      13-16,18,19       Liquidity
    Maturities generally vary from a few days to nine months.                          Market
                                                                                       Interest Rate



    COMMON STOCK: Shares of ownership of a company.                   1-7,13-16        Market
    CONVERTIBLE SECURITIES: Bonds or preferred stock that             1-7,13-16        Market
    convert to common stock.                                                           Credit



    DEMAND FEATURES: Securities that are subject to puts and          1,2,8-12,        Market
    standby commitments to purchase the securities at a fixed        13-16,18,19       Liquidity
    price (usually with accrued interest) within a fixed period                        Management
    of time following demand by a Fund.



    DERIVATIVES: Instruments whose value is derived from an             1-12,          Management
    underlying contract, index or security, or any combination       13-16,18,19       Market
    thereof, including futures, options (e.g., put and calls),                         Interest Rate
    options on futures, swap agreements, and some                                      Credit
    mortgage-backed securities.                                                        Liquidity
                                                                                       Leverage



    FOREIGN SECURITIES: Stocks issued by foreign companies, as         1-7,10,         Market
    well as commercial paper of foreign issuers and obligations         13-16          Political
    of foreign banks, overseas branches of U.S. banks and                              Liquidity
    supranational entities.                                                            Foreign Investment

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------



    FUNDING AGREEMENTS: Also known as guaranteed investment             13-16          Liquidity
    contracts, an agreement where a Fund invests an amount of           18,19          Credit
    cash with an insurance company and the insurance company                           Market
    credits such investment on a monthly basis with guaranteed                         Interest Rate
    interest which is based on an index. These agreements
    provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for
    adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed
    10% of the Fund's net assets.



    FUTURES AND RELATED OPTIONS: A contract providing for the         3,6,8,10,        Management
    future sale and purchase of a specified amount of a               13-16,18         Market
    specified security, class of securities, or an index at a                          Credit
    specified time in the future and at a specified price.                             Liquidity
                                                                                       Leverage



    GLOBAL DEPOSITORY RECEIPTS (GDRS): Receipt for shares in a           13            Market
    foreign-based corporation traded in capital markets around                         Political
    the world.                                                                         Liquidity
                                                                                       Foreign Investment



    HIGH-YIELD/HIGH-RISK/DEBT SECURITIES:                                15            Credit
    High-yield/High-risk/debt securities are securities that are                       Market
    rated below investment grade by the primary rating agencies                        Liquidity
    (e.g., BB or lower by Standard & Poor's and Ba or lower by                         Interest Rate
    Moody's).
    These securities are considered speculative and involve
    greater risk of loss than investment grade debt securities.
    Other terms commonly used to describe such securities
    include "lower rated bonds," "noninvestment grade bonds" and
    "junk bonds."



    INVESTMENT COMPANY SECURITIES: Shares of investment                 1-19           Market
    companies. A Fund may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered
    investment company or invest more than 10% of its assets in the securities of other registered investment companies.
    These registered investment companies may include money
    market funds of AmSouth Funds and shares of other registered investment companies for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment
    advisor, administrator or distributor.



    The Money Market Funds may only invest in shares of other investment companies with similar objectives.



    MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                    1-12           Market
    dollar-denominated debt securities that have remaining                             Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, commercial paper and other
    short-term corporate obligations, repurchase agreements
    collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
    institution obligations. These securities may carry fixed or variable interest rates.



    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real       1,8,9,          Pre-payment
    estate loans and pools of loans. These include                      15,17          Market
    collateralized mortgage obligations and real estate mortgage                       Credit
    investment conduits.                                                               Regulatory



    MUNICIPAL SECURITIES: Securities issued by a state or             1,11,12,         Market
    political subdivision to obtain funds for various public            18,19          Credit
    purposes Municipal securities include private activity bonds                       Political
    and industrial development bonds, as well as general                               Tax
    obligation bonds, tax anticipation notes, bond anticipation                        Regulatory
    notes, revenue anticipation notes, project notes, other                            Interest Rate
    short-term tax-exempt obligations, municipal leases, and
    obligations of municipal housing authorities (single family revenue bonds).

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------



    There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations;
    housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue;
    and industrial development bonds that are secured by a private company.



    PREFERRED STOCKS: Preferred Stocks are equity securities          1-7,13-16        Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.



    REPURCHASE AGREEMENTS: The purchase of a security and the           1-8,           Market
    simultaneous commitment to return the security to the seller        13-17          Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan by a fund.



    REVERSE REPURCHASE AGREEMENT: The sale of a security and the      2,3,6,7,8        Market
    simultaneous commitment to buy the security back at an                             Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.



    SECURITIES LENDING: The lending of up to 33 1/3% of the          1-12,13,14        Market
    Fund's total assets. In return the Fund will receive cash,                         Leverage
    other securities, and/or letters of credit.                                        Liquidity
                                                                                       Credit



    TIME DEPOSITS: Non-negotiable receipts issued by a bank in         11,12,          Liquidity
    exchange for the deposit of funds.                               13-16,18,19       Credit
                                                                                       Market



    TREASURY RECEIPTS: Treasury receipts, Treasury investment           8-12,          Market
    growth receipts, and certificates of accrual of Treasury            13-17
    securities.



    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by           1-3,6-12,        Market
    agencies and instrumentalities of the U.S. government. These        13-17          Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac. The                               Interest Rate
    Treasury Reserve Money Market Fund will only invest in such securities if they are backed by the full faith and credit of the United States.



    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately        1-3,6-13         Market
    traded registered interest and principal securities, and            17-19
    coupons under bank entry safekeeping.



    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes          14            Credit
    that permit the indebtedness to vary and provide for                               Liquidity
    periodic adjustments in the interest rate according to the                         Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.



    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with            2,8,           Credit
    interest rates which are reset daily, weekly, quarterly or       13-16,18,19       Liquidity
    some other period and which may be payable to the Fund on                          Market
    demand.                                                                            Interest Rate



    WARRANTS: Securities, typically issued with preferred stock       1-7,13-16        Market
    or bonds, that give the holder the right to buy a                                  Credit
    proportionate amount of common stock at a specified price.



    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or         1-12,          Market
    contract to purchase securities at a fixed price for                13-17          Leverage
    delivery at a future date.                                                         Liquidity
                                                                                       Credit
    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay         1-12,          Credit
    no interest, but are issued at a discount from their value        13,17-20         Market
    at maturity. When held to maturity, their entire return                            Zero Coupon
    equals the difference between their issue price and their                          Interest Rate
    maturity value.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




   INVESTMENT RISKS
   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates

 [ICON]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.
   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [ICON]

 FUND MANAGEMENT

   THE INVESTMENT ADVISOR

   AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the Advisor for the Funds. As of July 31, 2001. AIMCO had over $7.3 billion in assets under management. On May 12, 2001, AmSouth Bank reorganized its investment advisory services and created AIMCO, a separate wholly owned subsidiary of AmSouth Bank. AIMCO replaced AmSouth Bank as the investment advisor to the Funds. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2001, AmSouth Bank had over $15.7 billion in assets under discretionary management and provided custody services for an additional $25.7 billion in securities. AmSouth is the bank affiliate of AmSouth Bancorporation reported assets as of July 31, 2001 of $38.2 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Mississippi, Louisiana and Tennessee.

   Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:

                                                        PERCENTAGE OF
                                                     AVERAGE NET ASSETS
                                                       AS OF 07/31/01
                                               ------------------------------
     Value Fund                                            0.80%
                                               ------------------------------
     Growth Fund                                           0.80%
                                               ------------------------------
     Capital Growth Fund                                   0.80%
                                               ------------------------------
     Large Cap Fund                                        0.80%
                                               ------------------------------
     Mid Cap Fund                                          1.00%
                                               ------------------------------
     Small Cap Fund                                        1.10%
                                               ------------------------------
     Equity Income Fund                                    0.80%
                                               ------------------------------
     Balanced Fund                                         0.80%
                                               ------------------------------
     Select Equity Fund                                    0.80%
                                               ------------------------------
     Enhanced Market Fund                                  0.45%
                                               ------------------------------
     International Equity Fund                             1.05%
                                               ------------------------------
     Aggressive Growth Portfolio                           0.10%
                                               ------------------------------
     Growth Portfolio                                      0.10%
                                               ------------------------------
     Growth and Income Portfolio                           0.10%
                                               ------------------------------
     Moderate Growth and Income Portfolio                  0.10%
                                               ------------------------------
     Bond Fund                                             0.50%
                                               ------------------------------
     Limited Term Bond Fund                                0.50%
                                               ------------------------------
     Government Income Fund                                0.50%
                                               ------------------------------
     Limited Term U.S. Government Fund                     0.50%
                                               ------------------------------
     Municipal Bond Fund                                   0.40%
                                               ------------------------------
     Florida Tax-Exempt Fund                               0.40%
                                               ------------------------------
     Tennessee Tax-Exempt Fund                             0.50%
                                               ------------------------------
     Limited Term Tennessee Tax-Exempt Fund                0.50%
    -------------------------------------------------------------------------

   FUND MANAGEMENT


   THE INVESTMENT SUB-ADVISORS

   VALUE FUND, LARGE CAP FUND, CAPITAL GROWTH FUND AND BOND FUND. Five Points Capital Investment Advisors ("Five Points") serves as investment sub-advisor to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Five Points manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Funds' investment objectives, policies and restrictions.

   Five Points was organized as a separate wholly owned subsidiary of AmSouth Bank in 2001. The same investment personnel who provided advisory services to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund as employees of AIMCO continue to do so as employees of Five Points.

   GROWTH FUND. Peachtree Asset Management ("Peachtree") serves as investment sub-advisor to the Growth Fund, pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Peachtree manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objectives, policies and restrictions.

   Peachtree is a division of Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC), which is an indirect wholly-owned subsidiary of Citigroup, Inc. Peachtree has performed advisory services since 1994 for institutional clients, and has its principal offices at 303 Peachtree Street, N.E., Atlanta, GA 30308. Smith Barney Fund Management LLC and its predecessors have been providing investment advisory services to mutual funds since 1968. As of July 31, 2001, Smith Barney Fund Management LLC had aggregate assets under management of approximately $125 billion.

   ENHANCED MARKET FUND AND SELECT EQUITY FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund and the Select Equity Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with each Fund's investment objective, policies, and restrictions.

   OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 135, Lisle, IL 60532.

   The table on the following page sets forth the performance data relating to the historical performance of two institutional funds, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "Large Cap Fund") and the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500 Equity Fund (the "Enhanced S&P Fund"), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund and the AmSouth Enhanced Market Fund, respectively.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

   The performance data shown below relating to the institutional accounts was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, the returns of the Enhanced S&P Fund reflect
 92

   FUND MANAGEMENT


   the deduction of an investment advisory fee of .50%, and both accounts reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

   The institutional private accounts were not subject to the same types of expenses to which the Select Equity Fund and the Enhanced Market Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional accounts could have been adversely affected if the accounts had been regulated as investment company under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund and the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Select Equity Fund's and the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                                                 ENHANCED       S&P 500(R)
    YEAR                                   LARGE CAP FUND        S&P FUND        INDEX(1)
    ----                                 ------------------    ------------    ------------
    1993(2)                                     2.62%                --             .30%
    1994                                        4.39%                --            1.37%
    1994(3)                                       --               1.24%           1.45%
    1995                                       31.26%             35.49%          37.43%
    1996                                       19.34%             25.86%          23.14%
    1997                                       37.36%             33.00%          33.34%
    1998(4)                                     1.44%              1.10%           1.11%
    Since inception(5)                         22.12%                --           21.90%
    Since inception(6)                            --              30.47%          30.35%

   (1) The S&P 500(R) Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.

   (2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.

   (3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.

   (4) Total return for the period from January 1, 1998, through January 31, 1998. Returns have not been annualized.

   (5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

   (6) Annualized total return for the Enhanced S&P Fund is for the period from December 1, 1994 through January 31, 1998.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

   EQUITY INCOME FUND. Rockhaven Asset Management, LLC ("Rockhaven") serves as investment sub-advisor to the Equity Income Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Rockhaven manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objective, policies, and restrictions.

   Rockhaven is 50% owned by AmSouth Bank and 50% owned by Mr. Christopher H. Wiles. Rockhaven was organized in 1997 to perform advisory services for investment companies and has its principal offices at 100 First Avenue, Suite 1050, Pittsburgh, PA 15222.

   Mr. Wiles is the portfolio manager of the Equity Income Fund and has primary responsibility for the day-to-day portfolio management of the Fund. From August 1, 1991 to January 31, 1997, he was the portfolio manager of the Federated Equity Income Fund.

   FUND MANAGEMENT


   The cumulative total return for the Class A Shares of the Federated Equity Income Fund from August 1, 1991 through January 31, 1997 was 139.82%, absent the imposition of a sales charge. The cumulative total return for the same period for the Standard & Poor's Composite Stock Price Index ("S&P 500(R) Index") was 135.09%. The cumulative total return for the Class B Shares of the Federated Equity Income Fund from September 27, 1994 (date of initial public offering) through January 31, 1997 was 62.64%, absent the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the S&P 500(R) Index was 79.69%. At January 31, 1997, the Federated Equity Income Fund had approximately $970 million in net assets. As portfolio manager of the Federated Equity Income Fund, Mr. Wiles had full discretionary authority over the selection of investments for that fund. Average annual total returns for the one-year, three-year, and five-year periods ended January 31, 1997 and for the entire period during which Mr. Wiles managed the Class A Shares of the Federated Equity Income Fund and for the one-year and since inception period for the Class B Shares of the Federated Equity Income Fund compared with the performance of the S&P 500(R) Index and the Lipper Equity Income Fund Index were:

   PRIOR PERFORMANCE OF CLASS A SHARES AND CLASS B SHARES OF THE FEDERATED EQUITY INCOME FUND

                                                                                                    LIPPER
                                                         FEDERATED EQUITY         S&P 500        EQUITY INCOME
                                                         INCOME FUND(+*)         INDEX(@)        FUND INDEX(#)
                                                      ----------------------    -----------    -----------------
    CLASS A SHARES
      (absent imposition of sales charge)
      One Year                                                23.26%               26.34%            19.48%
      Three Years                                             17.03%               20.72%            15.09%
      Five Years                                              16.51%               17.02%            14.73%
      August 1, 1991 through January 31, 1997                 17.25%               16.78%            14.99%
    CLASS B SHARES
      (absent imposition of Federated Equity
      Income Fund's maximum sales charge)
      One Year                                                16.48%
      Three Years                                             14.85%
      Five Years                                              15.20%
      August 1, 1991 through January 31, 1997                 16.05%
    CLASS B SHARES
      (absent imposition of contingent deferred
      sales charge)
      One Year                                                22.26%               26.34%            19.48%
      September 27, 1994 through January 31, 1997             23.15%               28.44%            20.65%
    CLASS B SHARES
      (assuming imposition of the Federated Equity
      Income Fund's maximum contingent deferred
      sales charge)
      One Year                                                16.76%
      September 27, 1994 through January 31, 1997             22.79%

   (+) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

   (*) During the period from August 1, 1991 through January 31, 1997, the operating expense ratio of the Class A Shares (the shares most similar to the Class A Shares of the AmSouth Equity Income Fund) of the Federated Equity Income Fund ranged from 0.95% to 1.05% of the fund's average daily net assets. During the period from September 27, 1994 through January 31, 1997 the operating expense ratio for the Class B Shares of the Federated Equity Income Fund ranged from 1.80% to 1.87% of the fund's average daily net assets. The operating expenses of the Class A Shares and Class B Shares of the Federated Equity Income Fund were lower than the projected operating expenses of the Class A Shares and Class B Shares, respectively, of the AmSouth Equity Income Fund. If the actual operating expenses of the AmSouth Equity Fund are higher than the historical operating expenses of the Federated Equity Income Fund, this could negatively affect performance.

   (@) The S&P 500(R) Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

   (#) The Lipper Equity Income Fund Index is an unmanaged index. The Index is adjusted to reflect re-investment of dividends.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

   FUND MANAGEMENT


   The Federated Equity Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Equity Income Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

   Christopher Wiles was the Federated Equity Income Fund's portfolio manager from August 1, 1991 to January 31, 1997. Mr. Wiles joined Federated Investors in 1990 and served as a Vice President of the fund's investment advisor from 1992 and Senior Vice President from October, 1996 to January 31, 1997. Mr. Wiles served as Assistant Vice President of the Fund's investment advisor in 1991. Mr. Wiles is a Chartered Financial Analyst and received his M.B.A. in Finance from Cleveland State University.

   SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objectives, policies and restrictions.

   Sawgrass is 50% owned by AmSouth Bank and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, FL 32250.

   The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

   The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

   The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as investment company under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

   FUND MANAGEMENT


   All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                         SAWGRASS SMALL CAP       RUSSELL 2000(R)
    YEAR                                     COMPOSITE            GROWTH INDEX(1)
    ----                               ----------------------    -----------------
    1988                                        11.73%                 20.37%
    1989                                        12.64%                 20.17%
    1990                                       (13.35)%               (17.41)%
    1991                                        56.66%                 51.19%
    1992                                        21.94%                  7.77%
    1993                                        20.99%                 13.36%
    1994                                         0.99%                 (2.43)%
    1995                                        37.79%                 31.04%
    1996                                        11.72%                 11.43%
    1997                                        13.49%                 12.86%
    Last 5 Years(2)                             16.38%                 12.76%
    Last 10 Years(2)                            16.09%                 13.50%

   (1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   (2) Through December 31, 1997.

   PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

   The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                                        EMERALD SMALL        RUSSELL 2000(R)
                                                        CAPITALIZATION           GROWTH
                                                           FUND(1)              INDEX(2)
                                                      ------------------    -----------------
    RETAIL SHARES
      (absent imposition of sales charges)
      One Year                                              12.62%                12.86%
      Three Years                                           18.39%                18.12%
      Since Inception                                       12.41%                12.55%
    RETAIL SHARES
      (absent imposition of the Emerald Small
      Capitalization Fund's maximum sales charge)
      One Year                                               7.55%                12.86%
      Three Years                                           16.58%                18.12%
      Since Inception                                       10.17%                12.55%

   FUND MANAGEMENT


                                                        EMERALD SMALL        RUSSELL 2000(R)
                                                        CAPITALIZATION           GROWTH
                                                           FUND(1)              INDEX(2)
                                                      ------------------    -----------------
    CLASS B SHARES
      (absent imposition of sales charges)
      One Year                                               8.02%                12.86%
      Since Inception                                       18.26%                13.89%
    CLASS B SHARES
      (assuming imposition of the Emerald Small
      Capitalization Fund's maximum contingent
      deferred sales charge)
      One Year                                               4.99%                12.86%
      Since Inception                                       15.87%                13.89%

   (1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

   (2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares (the shares most similar to the Class A Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares (the shares most similar to the Class B Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

   The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund, Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

   INTERNATIONAL EQUITY FUND -- Lazard Asset Management, located at 30 Rockefeller Plaza, New York, New York 10112-6300, serves as sub-investment advisor to the International Equity Fund pursuant to a Sub-Advisory Agreement with AIMCO. Lazard Asset Management, a division of Lazard Freres & Co. LLC, which is a New York limited liability company, provides investment management services to client discretionary accounts with assets totalling approximately $70.4 billion as of July 31, 2001.

   MID CAP FUND -- Bennett Lawrence Management, LLC, located at 757 Third Avenue, New York, New York 10017, serves as sub-investment advisor to the Mid Cap Fund pursuant to a Sub-Advisory Agreement with AIMCO. Bennett Lawrence Management provides discretionary investment management services to client discretionary accounts with assets totalling approximately $1.2 billion as of July 31, 2001.

   PORTFOLIO MANAGERS

   The primary portfolio manager for each Fund is as follows:

   VALUE FUND -- Richard H. Calvert, CFA, is the portfolio manager for the Value Fund and has over seven years of portfolio management and analysis experience. Prior to managing this Fund, Mr. Calvert served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst, Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts.

   GROWTH FUND -- Dennis A. Johnson, CFA, has been the portfolio manager for the Growth Fund since its inception. Mr. Johnson, who has been employed by Peachtree since 1994, is President and Chief Investment Officer of Peachtree. From 1989 to 1994, Mr. Johnson was Vice President and Portfolio Manager at Trusco Capital, the investment management subsidiary of Trust Company Bank, Atlanta, Georgia.

   EQUITY INCOME FUND -- Christopher H. Wiles has been the portfolio manager for the Equity Income Fund since its inception. Mr. Wiles is the President and Chief Investment Officer of Rockhaven. From August 1, 1991 to January 31,

   FUND MANAGEMENT


   1997, he was the portfolio manager of the Federated Equity Income Fund. Mr. Wiles joined Federated Investors in 1990 and served as a Vice President of the fund's investment advisor from 1992 and Senior Vice President from October, 1996 to January 31, 1997.

   SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1988, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association of Management and Research. He has 17 years of investment experience.

   SELECT EQUITY FUND AND ENHANCED MARKET FUND -- The Select Equity Fund and Enhanced Market Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

   BALANCED FUND -- The Balanced Fund is co-managed by Richard H. Calvert, CFA, and John P. Boston, CFA. Mr. Calvert has over seven years of investment experience and served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst. Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts. Mr. Boston has been associated with AmSouth's Trust Investment Group for over ten years and is currently Senior Vice President in charge of taxable fixed-income investments.

   BOND FUND -- The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John
   P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992. Mr. Sullivan has been a portfolio manager at the Advisor since 1984, and is currently Senior Vice President and Senior Trust Investment Officer at AmSouth Bank. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

   LIMITED TERM BOND FUND -- John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August, 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

   MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT
   FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund, the Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group for over sixteen years and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

   INTERNATIONAL EQUITY FUND -- Herbert W. Gullquist and John R. Reinsberg. Messrs. Gullquist and Reinsberg have been the International Equity Fund's primary portfolio managers since its inception, and have been Managing Directors of Lazard for over five years.

   MID CAP FUND -- S. Van Zandt Schreiber has been the Mid Cap Fund's portfolio manager since its inception. He is assisted by a team of in-house research analysts. Mr. Schreiber has been the Chief Portfolio Manager at Bennett Lawrence since its inception in August 1995. For more than five years prior thereto, Mr. Schreiber was Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence, Inc.

   CAPITAL GROWTH FUND -- Charles E. Winger, Jr. Mr. Winger has been the Capital Growth Fund's primary portfolio manager since its inception. He has been a Trust Officer of First American National Bank since 1988 and has been employed by the Advisor since 1999.
 98

   FUND MANAGEMENT


   LARGE CAP FUND -- Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, and has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

   LIMITED TERM U.S. GOVERNMENT FUND -- John Mark McKenzie. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984.

   GOVERNMENT INCOME FUND -- The Government Income Fund is co-managed by John Mark McKenzie and John Boston. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984. John P. Boston, CFA, has been the portfolio manager for the Limited term Bond Fund since August 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

   LIMITED TERM TENNESSEE TAX-EXEMPT FUND -- Sharon S. Brown. Ms. Brown has been the Limited Term Tennessee Tax-Exempt Fund's primary portfolio manager since its inception and has been a Trust Officer of First American National Bank since 1988 and has been employed by the Advisor since December 1999.

   STRATEGIC PORTFOLIOS -- Investment decisions for each Strategic Portfolio are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.
   THE DISTRIBUTOR AND ADMINISTRATOR

   ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services ("BISYS").

   BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The Statement of Additional Information has more detailed information about the Investment Advisor and other service providers.

 [ICON]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS

   Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   CLASS A SHARES

   - Capital Appreciation Funds, Strategic Portfolios, and Income
     Funds:  Front-end sales charges, as described below.

   - Shareholder servicing fees of 0.25% of average daily net assets.

   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a distribution or Rule 12b-1 fee of 0.75%.

   - A deferred sales charge, as described below.

   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

   - Maximum investment for all Class B purchases:  $250,000.

   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   The Funds also offer Trust Shares which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information, (see back cover of this prospectus.)

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   -------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by adding
   the total value of the Fund's
   investments and other assets,
   subtracting its liabilities and
   then dividing that figure by
   the number of outstanding
   shares of the Fund:

                NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
             Outstanding

   Generally, you can find the
   Fund's NAV daily in The Wall
   Street Journal and other
   newspapers. NAV is calculated
   separately for each class of
   shares.
   -------------------------------

Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

                                                                                               MINIMUM INITIAL     MINIMUM
                                                                          ACCOUNT TYPE           INVESTMENT       SUBSEQUENT
                                                                   Class A or Class B
                                                                   ---------------------------------------------------------
                                                                    Regular                             $1,000            $0
                                                                   ---------------------------------------------------------
                                                                    Automatic Investment Plan             $250           $50

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.
----------------------------------------------------------------

AVOID TAX WITHHOLDING

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
----------------------------------------------------------------


DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends are usually paid monthly. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
   -----------------------------------------------------------------------------
   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT - CLASS A SHARES AND CLASS B SHARES

   BY REGULAR MAIL
   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "AmSouth Funds."

   3. Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

   Subsequent:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,

   2. Include the following information on a piece of paper:
      - AmSouth Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number.
      Include your account number on your check.

   3. Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-451-8382 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
                                                          QUESTIONS?
                                                   Call 800-451-8382 or your
                                                  investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   AmSouth Bank
   Routing Number: ABA #044000024
   DDA#

   Include:
   Your name
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.
   --------------------------------------
   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.
   --------------------------------------
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Funds from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $50, once you've invested the $250
   minimum required to open the account.

   To invest regularly from your bank
   account:

      - Complete the Automatic Investment
        Plan portion on your Account
        Application.
        Make sure you note:
      - Your bank name, address and
        account number
      - The amount you wish to invest
        automatically (minimum $50)
      - How often you want to invest
        (every month, 4 times a year,
        twice a year or once a year)
      - Attach a voided personal check.

   To invest regularly from your paycheck
   or government check:
   Call 1-800-451-8382 for an enrollment
   form or consult the SAI for additional
   information.
   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B Shares, because Class A Shares have lower distribution expenses. Income dividends are usually paid monthly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------
DIRECTED DIVIDEND OPTION
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received by
   the Fund, its transfer agent,
   or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)
   BY MAIL

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature.

     2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, OH 43218-2733

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW.)
     1. See instruction 1 above.
     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-451-8382 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-451-8382 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:
   - Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.
   - Include a voided personal check.
   - Your account must have a value of $5,000 or more to start withdrawals.
   - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner of the account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates are as follows:
   FOR THE CAPITAL APPRECIATION FUNDS, THE AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO

                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $49,999                          5.50%                5.82%
      ------------------------------------------------------------------------
      $50,000 up to $99,999                  4.50%                4.71%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.50%                3.63%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.50%                2.56%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.50%                1.52%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   FOR THE INCOME FUNDS

                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $99,999                          4.00%                4.17%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.00%                3.09%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.00%                1.01%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. The Distributor will provide additional compensation in an amount up to 1.00% of the offering price of Class A Shares of the Funds for sales of $1 million to $3 million. For sales over $3 million, the amount of additional compensation will be negotiated.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

                                                                            YEARS             CDSC AS A % OF
                                                                            SINCE             DOLLAR AMOUNT
                                                                          PURCHASE          SUBJECT TO CHARGE*
                                                                             0-1                  5.00%
                                                                             1-2                  4.00%
                                                                             2-3                  3.00%
                                                                             3-4                  3.00%
                                                                             4-5                  2.00%
                                                                             5-6                  1.00%
                                                                         more than 6              None

CLASS B SHARES
Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   If you sell some but not all of your Class shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
   CONVERSION FEATURE - CLASS B SHARES
    - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.*
    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
    - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

   * For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the same Fund after seven years from the end of the month of purchase.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS
   Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    - COMBINATION PRIVILEGE. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:
    - Shares purchased by investment representatives through fee-based investment products or accounts.

    - Shares purchased upon the reinvestment of dividend and capital gain distributions.

    - Shares purchased by investors through a payroll deduction plan.

    - Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services and its affiliates and the sub-advisors of the Funds and their affiliates.

    - Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

    - Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

    - Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

   The information above does not reflect a complete list of waivers. The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
 110

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Redemptions from accounts following the death or disability of the shareholder.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

    - Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

   DISTRIBUTION AND SERVICE (12b-1) FEES AND SHAREHOLDER SERVICING FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:

      - Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of a Fund.

      - Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

    - The higher 12b-1 fee on Class B Shares, together with the CDSC, help the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   You can exchange your shares in
   one Fund for shares of the same
   class of another AmSouth Fund,
   usually without paying additional
   sales charges (see "Notes"
   below). You must meet the minimum
   investment requirements for the
   Fund into which you are
   exchanging. Exchanges from one
   Fund to another are taxable.
   Class A Shares may also be
   exchanged for Trust Shares of the
   same Fund if you become eligible
   to purchase Trust Shares. No
   transaction fees are currently
   charged for exchanges.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus OH 43218-2733, or by calling 1-800-451-8382. Please provide the following information:
  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your Social Security number)
  - Dollar value or number of shares to be exchanged
  - The name of the Fund from which the exchange is to be made
  - The name of the Fund into which the exchange is being made.
See "Selling your Shares" for important information about telephone transactions.
To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.
NOTES ON EXCHANGES
  - When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.
  - The registration and tax identification numbers of the two accounts must be identical.
  - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
  - Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   For the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, and Limited Term Tennessee Tax-Exempt Fund, the income dividends that you receive are expected to be exempt from federal income taxes and in the case of the Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund, Tennessee personal income taxes. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, or Limited Term Tennessee Tax-Exempt Fund, or Tax-Exempt Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, or Limited Term Tennessee Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from the Fund is tax exempt) will generally be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

   AmSouth Funds will send you a statement each year showing the tax status of all your distributions.

   Generally, the Funds' advisors do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

 [ICON]

 OTHER INFORMATION ABOUT THE FUNDS



   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information had been audited by Ernst & Young LLP, or other independent accountants, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

   OTHER INFORMATION ABOUT THE FUNDS                           VALUE FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                     2001+         2000         1999       1998(a)        1997
                                                   ----------   ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD            $  19.54     $ 25.25      $ 24.60      $ 23.35      $  17.62
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                             0.11        0.23         0.20         0.21          0.30
      Net realized and unrealized gains (losses)
        from investments                                3.64       (2.21)        3.11         2.54          6.77
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                3.75       (1.98)        3.31         2.75          7.07
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.14)      (0.23)       (0.19)       (0.25)        (0.30)
      Net realized gains from investment
        transactions                                   (2.77)      (3.50)       (2.47)       (1.25)        (1.04)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                            (2.91)      (3.73)       (2.66)       (1.50)        (1.34)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                         0.84       (5.71)        0.65         1.25          5.73
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $  20.38     $ 19.54      $ 25.25      $ 24.60      $  23.35
    -------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           21.10%      (8.19)%      14.92%       12.34%        42.35%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $113,164     $45,255      $70,740      $73,165      $974,985
      Ratio of expenses to average net assets           1.34%       1.35%        1.33%        1.19%         1.06%
      Ratio of net investment income to average
        net assets                                      0.53%       1.07%        0.82%        0.89%         1.52%
      Ratio of expenses to average net assets*          1.35%       1.35%        1.34%        1.19%         1.10%
      Portfolio Turnover**                                43%         17%          18%          17%           24%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(b)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 19.41       $25.14      $ 24.55        $23.15
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                            (0.03)        0.07         0.02          0.09
      Net realized and unrealized gains (losses) from
        investments                                            3.58        (2.19)        3.10          2.68
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       3.55        (2.12)        3.12          2.77
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.04)       (0.11)       (0.06)        (0.12)
      Net realized gains from investment transactions         (2.77)       (3.50)       (2.47)        (1.25)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                   (2.81)       (3.61)       (2.53)        (1.37)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                0.74        (5.73)        0.59          1.40
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 20.15       $19.41      $ 25.14        $24.55
    ----------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)             20.09%       (8.86)%      14.03%        12.49%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $10,322       $7,949      $12,394        $7,929
      Ratio of expenses to average net assets                  2.09%        2.10%        2.08%         2.11%(d)
      Ratio of net investment income to average net
        assets                                                (0.16)%       0.32%        0.05%         0.26%(d)
      Ratio of expenses to average net assets*                 2.10%        2.11%        2.09%         2.11%(d)
      Portfolio Turnover**                                       43%          17%          18%           17%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

   (b)For the period from September 3, 1997 (commencement of operations) through July 31, 1998.

    (c)Not annualized.

   (d)Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                          GROWTH FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999       1998(a)(b)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 14.93      $ 14.04      $ 11.62        $10.00
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.10)       (0.09)       (0.06)        (0.03)
      Net realized and unrealized gains (losses) from
        investments                                           (4.16)        1.53         2.57          1.65
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                      (4.26)        1.44         2.51          1.62
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains from investment transactions         (2.81)       (0.55)       (0.09)           --
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                   (2.81)       (0.55)       (0.09)           --
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (7.07)        0.89         2.42          1.62
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  7.86      $ 14.93      $ 14.04        $11.62
    ----------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                 (32.44)%      10.27%       21.76%        16.20%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $ 6,312      $13,665      $14,040        $9,720
      Ratio of expenses to average net assets                  1.42%        1.35%        1.23%         1.40%(e)
      Ratio of net investment income to average net
        assets                                                (0.94)%      (0.59)%      (0.50)%       (0.42)%(e)
      Ratio of expenses to average net assets*                 1.55%        1.55%        1.74%         2.37%(e)
      Portfolio Turnover**                                      161%         111%          79%           77%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(c)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 14.61       $13.85       $11.54        $ 9.82
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.18)       (0.19)       (0.12)        (0.06)
      Net realized and unrealized gains (losses) from
        investments                                           (4.04)        1.50         2.52          1.78
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                      (4.22)        1.31         2.40          1.72
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains from investment transactions         (2.81)       (0.55)       (0.09)           --
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                   (2.81)       (0.55)       (0.09)           --
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (7.03)        0.76         2.31          1.72
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  7.58       $14.61       $13.85        $11.54
    ----------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)            (32.95)%       9.46%       20.96%        17.52%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $ 4,991       $9,223       $7,463        $3,477
      Ratio of expenses to average net assets                  2.17%        2.10%        1.97%         2.05%(e)
      Ratio of net investment income to average net
        assets                                                (1.70)%      (1.34)%      (1.26)%       (1.10)%(e)
      Ratio of expenses to average net assets*                 2.30%        2.30%        2.48%         3.11%(e)
      Portfolio Turnover**                                      161%         111%          79%           77%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment loss is based on average shares outstanding during the period.

    (a) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.

    (b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

    (c) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.

    (d) Not annualized.

    (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                  CAPITAL GROWTH FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                YEAR ENDED   PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                 JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  2001+        2000(a)         1999+           1998           1997
                                                ----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD         $ 14.97       $ 14.37        $ 14.20         $12.80         $11.32
    ------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                 (0.09)        (0.04)         (0.04)         (0.01)          0.06
      Net realized and unrealized gains
        (losses) from investments                  (2.86)         0.64           2.97           3.89           3.40
    ------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities           (2.95)         0.60           2.93           3.88           3.46
    ------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           --            --             --             --          (0.06)
      Net realized gains from investment
        transactions                               (1.16)           --          (2.76)         (2.48)         (1.92)
    ------------------------------------------------------------------------------------------------------------------
        Total Distributions                        (1.16)           --          (2.76)         (2.48)         (1.98)
    ------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                    (4.11)         0.60           0.17           1.40           1.48
    ------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD               $ 10.86       $ 14.97        $ 14.37         $14.20         $12.80
    ------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)      (21.27)%        4.18%(d)      21.85%         32.05%         30.79%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)          $19,574       $14,137        $10,310         $4,631         $  858
      Ratio of expenses to average net assets       1.30%         1.32%(e)       1.32%          1.28%          0.93%
      Ratio of net investment income to
        average net assets                         (0.67)%       (0.49)%(e)     (0.33)%        (0.19)%         0.42%
      Ratio of expenses to average net assets*      1.36%         1.37%(e)       1.33%          1.29%          1.18%
      Portfolio Turnover**                           100%           91%           178%           152%           116%

                                                PERIOD ENDED
                                                DECEMBER 31,
                                                  1996(B)
                                                ------------
    NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.00
    ---------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     --
      Net realized and unrealized gains
        (losses) from investments                    1.32
    ----------------------------------------------------------------------------------
        Total from Investment Activities             1.32
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            --
      Net realized gains from investment
        transactions                                   --
    ------------------------------------------------------------------------------------------------------------
        Total Distributions                            --
    ------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                      1.32
    ------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                $ 11.32
    ------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)        13.20%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)           $49,008
      Ratio of expenses to average net assets        1.20%(e)
      Ratio of net investment income to
        average net assets                          (0.02)%(e)
      Ratio of expenses to average net assets*       1.39%(e)
      Portfolio Turnover**                             69%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                              YEAR ENDED       PERIOD ENDED        YEAR ENDED        PERIOD ENDED
                                                               JULY 31,          JULY 31,         DECEMBER 31,       DECEMBER 31,
                                                                2001+            2000(a)             1999+             1998(c)
                                                              ----------       ------------       ------------       ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                       $ 14.46            $13.93             $13.92             $13.10
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                        (0.17)            (0.09)             (0.14)             (0.05)
      Net realized and unrealized gains (losses) from
        investments                                              (2.74)             0.62               2.91               3.35
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                         (2.91)             0.53               2.77               3.30
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains from investment transactions            (1.16)               --              (2.76)             (2.48)
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                      (1.16)               --              (2.76)             (2.48)
    -----------------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (4.07)             0.53               0.01               0.82
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                             $ 10.39            $14.46             $13.93             $13.92
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)               (21.77)%            3.80%(d)          21.11%             26.86%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                        $ 8,967            $8,939             $7,704             $2,854
      Ratio of expenses to average net assets                     1.96%             1.96%(e)           1.92%              2.04%(e)
      Ratio of net investment income to average net
        assets                                                   (1.35)%           (1.11)%(e)         (0.93)%            (0.95)%(e)
      Ratio of expenses to average net assets*                    2.11%             2.07%(e)           1.93%                (f)
      Portfolio Turnover**                                         100%               91%               178%               152%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment loss is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

    (b) For the period from April 1, 1996 (commencement of operations) through December 31, 1996.

    (c) For the period from February 5, 1998 (commencement of operations) through December 31, 1998.

    (d) Not annualized.

    (e) Annualized.

    (f) There was no fee reduction in this period.

   OTHER INFORMATION ABOUT THE FUNDS                       LARGE CAP FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                    YEAR ENDED   PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                     JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,   FEBRUARY 28,   FEBRUARY 28,
                                      2001+        2000(A)         1999+         1998(B)          1998           1997
                                    ----------   ------------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD                         $ 28.14       $ 28.02        $ 27.55        $ 23.01        $  16.68       $  14.49
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)     (0.04)        (0.01)          0.03           0.05            0.11           0.14
      Net realized and unrealized
        gains (losses) from
        investments                    (2.82)         0.14           5.07           5.79            6.48           2.54
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment
          Activities                   (2.86)         0.13           5.10           5.84            6.59           2.68
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income               --         (0.01)         (0.03)         (0.05)          (0.11)         (0.14)
      Net realized gains from
        investment transactions        (4.06)           --          (4.60)         (1.25)          (0.15)         (0.35)
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions            (4.06)        (0.01)         (4.63)         (1.30)          (0.26)         (0.49)
    ---------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value        (6.92)         0.12           0.47           4.54            6.33           2.19
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD   $ 21.22       $ 28.14        $ 28.02        $ 27.55        $  23.01       $  16.68
    ---------------------------------------------------------------------------------------------------------------------
        Total Return (excludes
          sales charge)               (11.72)%        0.45%(d)      18.85%         25.83%(d)       39.74%         18.79%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period
        (000)                        $66,813       $81,099        $79,211        $57,772        $715,631       $490,392
      Ratio of expenses to average
        net assets                      1.25%         1.14%(e)       1.04%          1.03%(e)        0.99%          0.92%
      Ratio of net investment
        income to average net
        assets                         (0.16)%       (0.07)%(e)      0.12%          0.21%(e)        0.54%          0.95%
      Ratio of expenses to average
        net assets*                     1.36%         1.37%(e)       1.39%          1.03%(e)          (f)            (f)
      Portfolio Turnover**                10%           10%            15%             3%              6%             7%

                                     YEAR ENDED
                                    FEBRUARY 28,
                                        1996
                                    ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD                          $  11.41
    ---------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)        0.16
      Net realized and unrealized
        gains (losses) from
        investments                       3.63
    ----------------------------------------------------------------------
        Total from Investment
          Activities                      3.79
    -----------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income              (0.17)
      Net realized gains from
        investment transactions          (0.54)
    ------------------------------------------------------------------------------------------------
        Total Distributions              (0.71)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value           3.08
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD    $  14.49
    ---------------------------------------------------------------------------------------------------------------------
        Total Return (excludes
          sales charge)                  33.73%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period
        (000)                         $385,145
      Ratio of expenses to average
        net assets                        0.94%
      Ratio of net investment
        income to average net
        assets                            1.24%
      Ratio of expenses to average
        net assets*                         (f)
      Portfolio Turnover**                  15%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                              YEAR ENDED       PERIOD ENDED        YEAR ENDED        PERIOD ENDED
                                                               JULY 31,          JULY 31,         DECEMBER 31,       DECEMBER 31,
                                                                2001+            2000(A)             1999+             1998(C)
                                                              ----------       ------------       ------------       ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                       $ 27.74           $ 27.75            $ 27.54             $25.98
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                        (0.21)            (0.13)             (0.23)                --
      Net realized and unrealized gains (losses) from
        investments                                              (2.77)             0.12               5.04               1.56
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                         (2.98)            (0.01)              4.81               1.56
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains from investment transactions            (4.06)               --              (4.60)                --
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                      (4.06)               --              (4.60)                --
    -----------------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (7.04)            (0.01)              0.21               1.56
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                             $ 20.70           $ 27.74            $ 27.75             $27.54
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)               (12.40)%           (0.04)%(d)         17.78%              6.02%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                        $28,118           $24,655            $18,584             $  100
      Ratio of expenses to average net assets                     2.00%             2.00%(e)           1.98%              1.10%(e)
      Ratio of net investment income to average net
        assets                                                   (0.91)%           (0.93)%(e)         (0.79)%            (0.23)%(e)
      Ratio of expenses to average net assets*                    2.11%             2.07%(e)           2.00%              2.11%(e)
      Portfolio Turnover**                                          10%               10%                15%                 3%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income (loss) is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

   (b) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.

    (c) For the period from December 15, 1998 (commencement of operations) through December 31, 1998.

   (d) Not annualized.

    (e) Annualized.

    (f) There were no fee reductions in this period.

   OTHER INFORMATION ABOUT THE FUNDS                         MID CAP FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                           YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,
                                                             2001+        2000(a)+       1999(b)+
                                                           ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.67       $ 17.33         $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.17)        (0.13)         (0.14)
      Net realized and unrealized gains (losses) from
        investments                                           (4.44)        (0.53)          7.47
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                      (4.61)        (0.66)          7.33
    -----------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (4.61)        (0.66)          7.33
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 12.06       $ 16.67         $17.33
    -----------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                 (27.65)%       (3.81)%(c)     73.30%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $12,546       $11,536         $2,357
      Ratio of expenses to average net assets                  1.57%         1.62%(d)       2.28%(d)
      Ratio of net investment income to average net
        assets                                                (1.17)%       (1.27)%(d)     (1.62)%(d)
      Ratio of expenses to average net assets*                 1.65%         1.65%(d)       2.29%(d)
      Portfolio Turnover**                                      120%           39%            20%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,
                                                             2001+        2000(a)+       1999(b)+
                                                           ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.52       $ 17.28         $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.27)        (0.20)         (0.19)
      Net realized and unrealized gains (losses) from
        investments                                           (4.42)        (0.56)          7.47
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                      (4.69)        (0.76)          7.28
    -----------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (4.69)        (0.76)          7.28
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 11.83       $ 16.52         $17.28
    -----------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)            (28.39)%       (4.40)%(c)     72.80%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                     $11,323       $12,912         $2,177
      Ratio of expenses to average net assets                  2.32%         2.33%(d)       2.86%(d)
      Ratio of net investment income to average net
        assets                                                (1.91)%       (2.00)%(d)     (2.17)%(d)
      Ratio of expenses to average net assets*                 2.41%         2.37%(d)       2.86%(d)
      Portfolio Turnover**                                      120%           39%            20%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment loss is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

    (b) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

    (c) Not annualized.

    (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                       SMALL CAP FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                            YEAR ENDED         YEAR ENDED         YEAR ENDED         PERIOD ENDED
                                                             JULY 31,           JULY 31,           JULY 31,            JULY 31,
                                                              2001+               2000               1999              1998(a)
                                                            ----------         ----------         ----------         ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                      $12.52             $ 8.40             $ 9.14              $ 9.97
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                      (0.14)             (0.08)             (0.10)              (0.03)
      Net realized and unrealized gains (losses)
        from investments                                       (1.05)              4.20              (0.64)              (0.80)
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       (1.19)              4.12              (0.74)              (0.83)
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains from investment
        transactions                                           (1.21)                --                 --                  --
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                    (1.21)                --                 --                  --
    -----------------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                (2.40)              4.12              (0.74)              (0.83)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.12             $12.52             $ 8.40              $ 9.14
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                  (10.33)%            49.05%             (8.10)%             (8.31)%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                       $8,346             $8,408             $1,073              $1,372
      Ratio of expenses to average net assets                   1.61%              1.53%              1.66%               1.78%(c)
      Ratio of net investment income to average net
        assets                                                 (1.22)%            (1.11)%            (1.07)%             (0.92)%(c)
      Ratio of expenses to average net assets*                  1.77%              1.85%              2.68%               4.23%(c)
      Portfolio Turnover**                                       220%               318%               208%                 71%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                            YEAR ENDED         YEAR ENDED         YEAR ENDED         PERIOD ENDED
                                                             JULY 31,           JULY 31,           JULY 31,            JULY 31,
                                                              2001+               2000               1999              1998(a)
                                                            ----------         ----------         ----------         ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 12.31             $ 8.31             $ 9.11              $10.00
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                      (0.22)             (0.14)             (0.14)              (0.04)
      Net realized and unrealized gains (losses)
        from investments                                       (1.03)              4.14              (0.66)              (0.85)
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       (1.25)              4.00              (0.80)              (0.89)
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains from investment
        transactions                                           (1.21)                --                 --                  --
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                    (1.21)                --                 --                  --
    -----------------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                (2.46)              4.00              (0.80)              (0.89)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $  9.85             $12.31             $ 8.31              $ 9.11
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)             (11.03)%            48.13%             (8.78)%             (8.90)%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $ 2,975             $2,619             $  929              $  871
      Ratio of expenses to average net assets                   2.36%              2.39%              2.41%               2.54%(c)
      Ratio of net investment income to average net
        assets                                                 (1.97)%            (1.99)%            (1.83)%             (1.69)%(c)
      Ratio of expenses to average net assets*                  2.52%              2.59%              3.42%               4.98%(c)
      Portfolio Turnover**                                       220%               318%               208%                 71%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment loss is based on average shares outstanding during the period.

    (a) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.

    (b) Not annualized.

    (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                   EQUITY INCOME FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                    JULY 31,      JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                                     2001+          2000           1999         1998(a)        1997(b)
                                                   ----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD            $ 14.56       $ 13.10        $ 11.89        $ 11.72        $ 10.00
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.17          0.17           0.17           0.24           0.07
      Net realized and unrealized gains (losses)
        from investments                              (2.05)         2.26           1.46           0.59           1.71
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities              (1.88)         2.43           1.63           0.83           1.78
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.18)        (0.16)         (0.16)         (0.25)        (0.06)
      Net realized gains from investment
        transactions                                     --         (0.81)         (0.26)         (0.41)            --
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.18)        (0.97)         (0.42)         (0.66)        (0.06)
    ---------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                       (2.06)         1.46           1.21           0.17           1.72
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $ 12.50       $ 14.56        $ 13.10        $ 11.89        $ 11.72
    ---------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)         (12.96)%       19.12%         14.17%          7.29%         17.81%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $42,699       $39,201        $21,526        $26,686        $22,273
      Ratio of expenses to average net assets          1.31%         1.38%          1.41%          1.42%          1.30%(e)
      Ratio of net investment income to average
        net assets                                     1.22%         1.22%          1.37%          2.03%          2.13%(e)
      Ratio of expenses to average net assets*         1.38%         1.45%          1.58%          1.57%          1.51%(e)
      Portfolio Turnover**                              209%          168%           134%            83%            27%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(c)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 14.48      $ 13.05       $11.86        $11.60
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.07         0.07         0.07          0.15
      Net realized and unrealized gains (losses) from
        investments                                           (2.04)        2.24         1.47          0.68
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                      (1.97)        2.31         1.54          0.83
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.09)       (0.07)       (0.09)        (0.16)
      Net realized gains from investment transactions            --        (0.81)       (0.26)        (0.41)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                   (0.09)       (0.88)       (0.35)        (0.57)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (2.06)        1.43         1.19          0.26
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 12.42      $ 14.48       $13.05        $11.86
    ----------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)            (13.64)%      18.24%       13.34%         7.26%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $28,678      $28,153       $7,919        $7,733
      Ratio of expenses to average net assets                  2.05%        2.09%        2.16%         2.19%(e)
      Ratio of net investment income to average net
        assets                                                 0.49%        0.49%        0.61%         1.29%(e)
      Ratio of expenses to average net assets*                 2.13%        2.20%        2.33%         2.35%(e)
      Portfolio Turnover**                                      209%         168%         134%           83%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

    (b) For the period from March 20, 1997 (commencement of operations) through July 31, 1997.

    (c) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.

    (d) Not annualized.

    (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                     2001+         2000         1999       1998(a)        1997
                                                   ----------   ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD            $ 12.48      $ 14.93      $ 15.19      $ 15.21      $  13.03
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.36         0.44         0.41         0.38          0.48
      Net realized and unrealized gains (losses)
        from investments                               1.28        (0.64)        0.93         0.98          2.78
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               1.64        (0.20)        1.34         1.36          3.26
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.39)       (0.47)       (0.40)       (0.41)        (0.50)
      Net realized gains from investment
        transactions                                  (1.27)       (1.78)       (1.20)       (0.97)        (0.58)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                           (1.66)       (2.25)       (1.60)       (1.38)        (1.08)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                       (0.02)       (2.45)       (0.26)       (0.02)         2.18
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $ 12.46      $ 12.48      $ 14.93      $ 15.19      $  15.21
    -------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          13.93%       (1.05)%       9.40%        9.54%        26.42%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $54,978      $21,951      $43,223      $46,814      $372,769
      Ratio of expenses to average net assets          1.31%        1.35%        1.34%        1.24%         1.05%
      Ratio of net investment income to average
        net assets                                     2.90%        3.28%        2.67%        2.77%         3.49%
      Ratio of expenses to average net assets*         1.38%        1.37%        1.35%        1.24%         1.10%
      Portfolio Turnover**                               14%          16%          23%          25%           25%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(b)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $12.45       $14.90      $ 15.16        $14.99
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.28         0.34         0.29          0.28
      Net realized and unrealized gains (losses) from
        investments                                            1.26        (0.64)        0.95          1.15
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       1.54        (0.30)        1.24          1.43
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.30)       (0.37)       (0.30)        (0.29)
      Net realized gains from investment transactions         (1.27)       (1.78)       (1.20)        (0.97)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                   (1.57)       (2.15)       (1.50)        (1.26)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (0.03)       (2.45)       (0.26)         0.17
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $12.42       $12.45      $ 14.90        $15.16
    ----------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)             13.03%       (1.80)%       8.66%        10.07%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $9,004       $7,072      $10,131        $5,309
      Ratio of expenses to average net assets                  2.06%        2.10%        2.09%         2.12%(d)
      Ratio of net investment income to average net
        assets                                                 2.20%        2.54%        1.93%         1.83%(d)
      Ratio of expenses to average net assets*                 2.12%        2.12%        2.10%         2.12%(d)
      Portfolio Turnover**                                       14%          16%          23%           25%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

    (b) For the period from September 2, 1997 (commencement of operations) through July 31, 1998.

    (c) Not annualized.

    (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                   SELECT EQUITY FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                           YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,      JULY 31,
                                                             2001+        2000+        1999(a)
                                                           ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 8.72       $11.88       $ 10.00
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.01         0.07          0.04
      Net realized and unrealized gains (losses) from
        investments                                            2.51        (2.35)         1.91
    ---------------------------------------------------------------------------------------------
        Total from Investment Activities                       2.52        (2.28)         1.95
    ---------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.01)       (0.07)        (0.06)
      Net realized gains from investment transactions            --        (0.81)        (0.01)
    ---------------------------------------------------------------------------------------------
        Total Distributions                                   (0.01)       (0.88)        (0.07)
    ---------------------------------------------------------------------------------------------
      Change in Net Asset Value                                2.51        (3.16)         1.88
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $11.23       $ 8.72       $ 11.88
    ---------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                  28.96%      (19.86)%       19.44%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $2,665       $2,512       $10,258
      Ratio of expenses to average net assets                  1.71%        1.44%         1.13%(d)
      Ratio of net investment income to average net
        assets                                                 0.05%        0.67%         0.43%(d)
      Ratio of expenses to average net assets*                 2.07%        1.96%         1.81%(d)
      Portfolio Turnover**                                       19%          25%           10%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,      JULY 31,
                                                             2001+        2000+        1999(b)
                                                           ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 8.64      $ 11.83        $ 9.98
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                            (0.08)       (0.01)         0.02
      Net realized and unrealized gains (losses) from
        investments                                            2.52        (2.34)         1.86
    ---------------------------------------------------------------------------------------------
        Total from Investment Activities                       2.44        (2.35)         1.88
    ---------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      --        (0.03)        (0.02)
      Net realized gains from investment transactions            --        (0.81)        (0.01)
    ---------------------------------------------------------------------------------------------
        Total Distributions                                      --        (0.84)        (0.03)
    ---------------------------------------------------------------------------------------------
      Change in Net Asset Value                                2.44        (3.19)         1.85
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $11.08      $  8.64        $11.83
    ---------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)             28.24%      (20.47)%       18.83%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $1,586      $   715        $1,933
      Ratio of expenses to average net assets                  2.44%        2.21%         1.99%(d)
      Ratio of net investment income to average net
        assets                                                (0.75)%      (0.08)%       (0.49)%(d)
      Ratio of expenses to average net assets*                 2.80%        2.72%         2.58%(d)
      Portfolio Turnover**                                       19%          25%           10%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

    (b) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

    (c) Not annualized.

    (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                 ENHANCED MARKET FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                              YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                               JULY 31,     JULY 31,      JULY 31,
                                                                2001+         2000         1999(a)
                                                              ----------   ----------   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                       $ 14.64      $ 13.86        $ 10.00
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.03         0.07           0.09
      Net realized and unrealized gains (losses) from
        investments and futures                                  (2.15)        1.23           3.89
    -------------------------------------------------------------------------------------------------
        Total from Investment Activities                         (2.12)        1.30           3.98
    -------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.03)       (0.07)         (0.09)
      Net realized gains from investment transactions            (0.22)       (0.45)         (0.03)
    -------------------------------------------------------------------------------------------------
        Total Distributions                                      (0.25)       (0.52)         (0.12)
    -------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (2.37)        0.78           3.86
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                             $ 12.27      $ 14.64        $ 13.86
    -------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                    (14.60)%       9.46%         39.93%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                        $24,666      $20,555        $14,365
      Ratio of expenses to average net assets                     1.04%        1.01%          0.88%(d)
      Ratio of net investment income to average net assets        0.26%        0.48%          0.79%(d)
      Ratio of expenses to average net assets*                    1.14%        1.22%          1.52%(d)
      Portfolio Turnover**                                          42%          30%            36%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                              YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                               JULY 31,     JULY 31,      JULY 31,
                                                                2001+         2000         1999(b)
                                                              ----------   ----------   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                       $ 14.55      $ 13.82        $10.30
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                               (0.06)       (0.04)         0.03
      Net realized and unrealized gains (losses) from
        investments and futures                                  (2.14)        1.22          3.55
    -------------------------------------------------------------------------------------------------
        Total from Investment Activities                         (2.20)        1.18          3.58
    -------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.02)          --         (0.03)
      Net realized gains from investment transactions            (0.22)       (0.45)        (0.03)
    -------------------------------------------------------------------------------------------------
        Total Distributions                                      (0.24)       (0.45)        (0.06)
    -------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (2.44)        0.73          3.52
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                             $ 12.11      $ 14.55        $13.82
    -------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)               (15.28)%       8.65%        34.85%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                        $13,713      $17,095        $6,132
      Ratio of expenses to average net assets                     1.80%        1.77%         1.73%(d)
      Ratio of net investment income to average net assets       (0.48)%      (0.31)%       (0.12)%(d)
      Ratio of expenses to average net assets*                    1.89%        1.93%         2.28%(d)
      Portfolio Turnover**                                          42%          30%           36%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment loss is based on average shares outstanding during the period.

    (a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

    (b) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

    (c) Not annualized.

    (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED   PERIOD ENDED    YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                                                    JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,   FEBRUARY 2,
                                                     2001+        2000(A)+         1999         1998(B)        1998(C)
                                                   ----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $12.36        $13.27         $10.58         $10.46        $ 10.00
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     0.06          0.05           0.02           0.03          (0.02)
      Net realized and unrealized gains (losses)
        from investments and foreign currencies       (2.54)        (0.96)          2.81           0.12           0.49
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities              (2.48)        (0.91)          2.83           0.15           0.47
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.03)           --          (0.14)         (0.03)         (0.01)
      Net realized gains from investment
        transactions                                  (0.36)           --             --             --             --
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.39)           --          (0.14)         (0.03)         (0.01)
    ---------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                       (2.87)        (0.91)          2.69           0.12           0.46
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $ 9.49        $12.36         $13.27         $10.58        $ 10.46
    ---------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)         (20.62)%       (6.78)%(e)     26.77%          1.42%(e)       4.71%(e)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $2,685        $1,799         $1,033         $  149        $26,533
      Ratio of expenses to average net assets          1.62%         1.69%(f)       1.59%          1.81%(f)       1.77%(f)
      Ratio of net investment income to average
        net assets                                     0.52%         0.69%(f)       0.26%          0.71%(f)      (0.48)%(f)
      Ratio of expenses to average net assets*         1.89%         2.01%(f)       2.12%          2.16%(f)       2.27%(f)
      Portfolio Turnover**                               45%           32%            40%            62%            21%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,
                                                             2001+        2000(A)+       1999(D)
                                                           ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.25        $13.21         $10.66
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.05)           --          (0.02)
      Net realized and unrealized gains (losses) from
        investments and foreign currencies                    (2.49)        (0.96)          2.69
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                      (2.54)        (0.96)          2.67
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      --            --          (0.12)
      Net realized gains from investment transactions         (0.36)           --             --
    -----------------------------------------------------------------------------------------------
        Total Distributions                                   (0.36)           --          (0.12)
    -----------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (2.90)        (0.96)          2.55
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  9.35        $12.25         $13.21
    -----------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)            (21.25)%       (7.19)%(e)     25.98%(e)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $   516        $  595         $  228
      Ratio of expenses to average net assets                  2.38%         2.47%(f)       2.45%(f)
      Ratio of net investment income to average net
        assets                                                (0.44)%       (0.04)%(f)     (0.54)%(f)
      Ratio of expenses to average net assets*                 2.65%         2.72%(f)       2.73%(f)
      Portfolio Turnover**                                       45%           32%            40%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

   (b) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its year end to December 31.

    (c) For the period from August 15, 1997 (commencement of operations) through February 28, 1998.

   (d)For the period from February 2, 1999 (commencement of operations) through December 31, 1999.

   (e) Not annualized.

   (f) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS          AGGRESSIVE GROWTH PORTFOLIO

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                           YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,
                                                             2001+        2000(a)        1999(b)
                                                           ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $11.53        $11.54         $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.08          0.02           0.09
      Net realized and unrealized gains (losses) from
        investments with affiliates                           (0.39)        (0.01)          1.60
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                      (0.31)         0.01           1.69
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.15)        (0.02)         (0.11)
      Net realized gains from investment transactions         (1.16)           --          (0.04)
    -----------------------------------------------------------------------------------------------
        Total Distributions                                   (1.31)        (0.02)         (0.15)
    -----------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (1.62)        (0.01)          1.54
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 9.91        $11.53         $11.54
    -----------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                  (3.42)%        0.06%(d)      16.92%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $1,393        $  476         $  450
      Ratio of expenses to average net assets                  0.79%         0.86%(e)       0.96%(e)
      Ratio of net investment income to average net
        assets                                                 0.78%         0.26%(e)       1.65%(e)
      Ratio of expenses to average net assets*                 1.20%         1.24%(e)       6.10%(e)
      Portfolio Turnover**                                       36%           22%            95%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,
                                                             2001+        2000(a)        1999(c)
                                                           ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $11.42        $11.47         $10.03
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                             0.06         (0.03)          0.07
      Net realized and unrealized gains (losses) from
        investments with affiliates                           (0.44)        (0.02)          1.50
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                      (0.38)        (0.05)          1.57
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.11)           --          (0.09)
      Net realized gains from investment transactions         (1.16)           --          (0.04)
    -----------------------------------------------------------------------------------------------
        Total Distributions                                   (1.27)           --          (0.13)
    -----------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (1.65)        (0.05)          1.44
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 9.77        $11.42         $11.47
    -----------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)             (4.06)%       (0.43)%(d)     15.70%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $  386        $  390         $  456
      Ratio of expenses to average net assets                  1.52%         1.56%(e)       1.52%(e)
      Ratio of net investment income to average net
        assets                                                 0.58%        (0.44)%(e)      0.92%(e)
      Ratio of expenses to average net assets*                 1.93%         1.94%(e)       7.86%(e)
      Portfolio Turnover**                                       36%           22%            95%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

    (b) For the period January 13, 1999 (commencement of operations) through December 31, 1999.

    (c) For the period January 27, 1999 (commencement of operations) through December 31, 1999.

    (d) Not annualized.

    (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                     GROWTH PORTFOLIO

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                           YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,
                                                             2001+        2000(a)        1999(b)
                                                           ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $10.47        $10.58         $ 9.93
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.23          0.07           0.14
      Net realized and unrealized gains (losses) from
        investments with affiliates                           (0.42)        (0.11)          0.73
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                      (0.19)        (0.04)          0.87
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.23)        (0.07)         (0.14)
      Net realized gains from investment transactions         (0.67)           --          (0.08)
    -----------------------------------------------------------------------------------------------
        Total Distributions                                   (0.90)        (0.07)         (0.22)
    -----------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (1.09)        (0.11)          0.65
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 9.38        $10.47         $10.58
    -----------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                  (2.04)%       (0.43)%(d)      8.85%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $  981        $  763         $  164
      Ratio of expenses to average net assets                  0.78%         0.86%(e)       0.94%(e)
      Ratio of net investment income to average net
        assets                                                 2.31%         1.27%(e)       2.44%(e)
      Ratio of expenses to average net assets*                 1.22%         1.25%(e)       9.41%(e)
      Portfolio Turnover**                                       38%           97%            76%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                              YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                               JULY 31,      JULY 31,     DECEMBER 31,
                                                                2001+        2000(a)        1999(c)
                                                              ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $10.44        $10.57         $ 9.84
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.15          0.03           0.12
      Net realized and unrealized gains (losses) from
        investments with affiliates                              (0.41)        (0.12)          0.81
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                         (0.26)        (0.09)          0.93
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.17)        (0.04)         (0.12)
      Net realized gains from investment transactions            (0.67)           --          (0.08)
    --------------------------------------------------------------------------------------------------
        Total Distributions                                      (0.84)        (0.04)         (0.20)
    --------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (1.10)        (0.13)          0.73
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $ 9.34        $10.44         $10.57
    --------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                (2.82)%       (0.84)%(d)      9.48%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $1,710        $1,241         $  998
      Ratio of expenses to average net assets                     1.53%         1.56%(e)       1.55%(e)
      Ratio of net investment income to average net assets        1.53%         0.46%(e)       2.14%(e)
      Ratio of expenses to average net assets*                    1.97%         1.97%(e)       6.75%(e)
      Portfolio Turnover**                                          38%           97%            76%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

   (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

   (b) For the period from February 11, 1999 (commencement of operations) through December 31, 1999.

   (c) For the period from February 15,1999 (commencement of operations) through December 31, 1999.

   (d)  Not annualized.

   (e)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS          GROWTH AND INCOME PORTFOLIO

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                              YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                               JULY 31,      JULY 31,     DECEMBER 31,
                                                                2001+        2000(a)        1999(b)
                                                              ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $10.54        $10.48         $10.10
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.24          0.14           0.11
      Net realized and unrealized gains (losses) from
        investments with affiliates                              (0.07)         0.04           0.41
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                          0.17          0.18           0.52
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.32)        (0.12)         (0.11)
      Net realized gains from investment transactions            (0.63)           --          (0.03)
    --------------------------------------------------------------------------------------------------
        Total Distributions                                      (0.95)        (0.12)         (0.14)
    --------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (0.78)         0.06           0.38
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $ 9.76        $10.54         $10.48
    --------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                      1.61%         1.69%(d)       5.21%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $6,535        $  271         $  535
      Ratio of expenses to average net assets                     0.63%         0.72%(e)       0.95%(e)
      Ratio of net investment income to average net assets        2.44%         2.15%(e)       2.44%(e)
      Ratio of expenses to average net assets*                    0.87%         0.88%(e)       2.27%(e)
      Portfolio Turnover**                                          51%           21%            57%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                              YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                               JULY 31,      JULY 31,     DECEMBER 31,
                                                                2001+        2000(a)        1999(c)
                                                              ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $10.53        $10.50         $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.24          0.10           0.08
      Net realized and unrealized gains (losses) from
        investments with affiliates                              (0.12)         0.02           0.53
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                          0.12          0.12           0.61
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.25)        (0.09)         (0.08)
      Net realized gains from investment transactions            (0.63)           --          (0.03)
    --------------------------------------------------------------------------------------------------
        Total Distributions                                      (0.88)        (0.09)         (0.11)
    --------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (0.76)         0.03           0.50
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $ 9.77        $10.53         $10.50
    --------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                 1.09%         1.13%(d)       6.10%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $1,656        $1,613         $1,725
      Ratio of expenses to average net assets                     1.37%         1.40%(e)       1.52%(e)
      Ratio of net investment income to average net assets        2.40%         1.58%(e)       1.74%(e)
      Ratio of expenses to average net assets*                    1.60%         1.57%(e)       4.26%(e)
      Portfolio Turnover**                                          51%           21%            57%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year to July 31.

    (b) For the period from March 8, 1999 (commencement of operations) through December 31, 1999.

    (c) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.

    (d) Not annualized.

    (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS           MODERATE GROWTH AND INCOME
   PORTFOLIO

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                              YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                               JULY 31,      JULY 31,     DECEMBER 31,
                                                                2001+        2000(a)        1999(b)
                                                              ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $10.06        $ 9.96         $ 9.86
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.32          0.14           0.17
      Net realized and unrealized gains from investments
        with affiliates                                           0.15          0.10           0.16
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                          0.47          0.24           0.33
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.34)        (0.14)         (0.17)
      Net realized gains from investment transactions            (0.45)           --          (0.06)
    --------------------------------------------------------------------------------------------------
        Total Distributions                                      (0.79)        (0.14)         (0.23)
    --------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (0.32)         0.10           0.10
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $ 9.74        $10.06         $ 9.96
    --------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                      4.91%         2.43%(d)       3.37%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $  231        $   48         $  172
      Ratio of expenses to average net assets                     0.77%         0.91%(e)       0.93%(e)
      Ratio of net investment income to average net assets        3.26%         2.85%(e)       3.32%(e)
      Ratio of expenses to average net assets*                    1.20%         1.26%(e)       9.78%(e)
      Portfolio Turnover**                                          62%           21%           124%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                              YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                               JULY 31,      JULY 31,     DECEMBER 31,
                                                                2001+        2000(a)        1999(c)
                                                              ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $10.04        $ 9.96         $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.25          0.13           0.13
      Net realized and unrealized gains from investments
        with affiliates                                           0.15          0.07           0.02
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                          0.40          0.20           0.15
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.28)        (0.12)         (0.13)
      Net realized gains from investment transactions            (0.45)           --          (0.06)
    --------------------------------------------------------------------------------------------------
        Total Distributions                                      (0.73)        (0.12)         (0.19)
    --------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (0.33)         0.08          (0.04)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $ 9.71        $10.04         $ 9.96
    --------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                 4.09%         2.00%(d)       1.50%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $1,231        $  832         $  941
      Ratio of expenses to average net assets                     1.51%         1.55%(e)       1.54%(e)
      Ratio of net investment income to average net assets        2.59%         2.19%(e)       2.80%(e)
      Ratio of expenses to average net assets*                    1.92%         1.88%(e)       6.90%(e)
      Portfolio Turnover**                                          62%           21%           124%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

    (b) For the period from February 9, 1999 (commencement of operations) through December 31, 1999.

    (c) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.

    (d) Not annualized.

    (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                            BOND FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                     2001+         2000         1999       1998(a)        1997
                                                   ----------   ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD            $ 10.52       $10.63       $11.05       $10.92      $  10.54
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.58         0.58         0.61         1.41          0.65
      Net realized and unrealized gains (losses)
        from investments                               0.62        (0.06)       (0.32)       (0.62)         0.42
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               1.20         0.52         0.29         0.79          1.07
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.59)       (0.61)       (0.58)       (0.63)        (0.69)
      Net realized gains from investment
        transactions                                     --        (0.02)       (0.13)       (0.03)           --
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.59)       (0.63)       (0.71)       (0.66)        (0.69)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                        0.61        (0.11)       (0.42)        0.13          0.38
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $ 11.13       $10.52       $10.63       $11.05      $  10.92
    -------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          11.63%        5.10%        2.58%        7.45%        10.48%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $16,877       $9,500       $7,070       $7,032      $311,881
      Ratio of expenses to average net assets          0.99%        0.91%        0.81%        0.73%         0.75%
      Ratio of net investment income to average
        net assets                                     5.30%        5.54%        5.46%        5.78%         6.10%
      Ratio of expenses to average net assets*         1.20%        1.21%        1.20%        0.95%         0.98%
      Portfolio Turnover**                               24%          27%          18%          40%           35%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(b)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $10.50       $10.60       $11.04        $10.88
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.50         0.49         0.50          0.46
      Net realized and unrealized gains (losses) from
        investments                                            0.61        (0.05)       (0.31)         0.24
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       1.11         0.44         0.19          0.70
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.51)       (0.52)       (0.50)        (0.51)
      Net realized gains from investment transactions            --        (0.02)       (0.13)        (0.03)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                   (0.51)       (0.54)       (0.63)        (0.54)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                0.60        (0.10)       (0.44)         0.16
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $11.10       $10.50       $10.60        $11.04
    ----------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)             10.77%        4.30%        1.58%         6.58%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $7,342       $3,636       $2,521        $  442
      Ratio of expenses to average net assets                  1.73%        1.74%        1.71%         1.74%(d)
      Ratio of net investment income to average net
        assets                                                 4.55%        4.72%        4.63%         4.75%(d)
      Ratio of expenses to average net assets*                 1.95%        1.96%        1.95%         1.99%(d)
      Portfolio Turnover**                                       24%          27%          18%           40%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

   (b) For the period from September 16, 1997 (commencement of operations) through July 31, 1998.

   (c) Not annualized.

   (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS               LIMITED TERM BOND FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                     2001+         2000         1999       1998(a)        1997
                                                   ----------   ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD             $10.13       $10.29       $10.43       $10.42      $  10.31
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.57         0.59         0.57         0.85          0.58
      Net realized and unrealized gains (losses)
        from investments                               0.43        (0.13)       (0.15)       (0.25)         0.14
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               1.00         0.46         0.42         0.60          0.72
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.58)       (0.62)       (0.56)       (0.59)        (0.61)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.58)       (0.62)       (0.56)       (0.59)        (0.61)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                        0.42        (0.16)       (0.14)        0.01          0.11
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $10.55       $10.13       $10.29       $10.43      $  10.42
    -------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          10.12%        4.59%        4.01%        5.94%         7.25%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $9,918       $7,913       $2,716       $3,531      $138,675
      Ratio of expenses to average net assets          1.00%        0.96%        0.81%        0.74%         0.77%
      Ratio of net investment income to average
        net assets                                     5.43%        5.60%        5.49%        5.65%         5.65%
      Ratio of expenses to average net assets*         1.22%        1.24%        1.23%        0.96%         1.02%
      Portfolio Turnover**                               44%          34%          39%          39%           65%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                YEAR ENDED                   YEAR ENDED
                                                                 JULY 31,                     JULY 31,
                                                                  2001+                         2000
                                                                ----------                   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $10.13                       $10.27
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                         0.49                         0.48
      Net realized and unrealized gains (losses) from
        investments                                                 0.42                        (0.10)
    ---------------------------------------------------------------------------------------------------
        Total from Investment Activities                            0.91                         0.38
    ---------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.50)                       (0.52)
    ---------------------------------------------------------------------------------------------------
        Total Distributions                                        (0.50)                       (0.52)
    ---------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                     0.41                        (0.14)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $10.54                       $10.13
    ---------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                   9.20%                        3.85%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                           $2,614                       $1,815
      Ratio of expenses to average net assets                       1.75%                        1.76%
      Ratio of net investment income to average net assets          4.66%                        4.79%
      Ratio of expenses to average net assets*                      1.97%                        1.99%
      Portfolio Turnover**                                            44%                          34%

                                                              PERIOD ENDED
                                                                JULY 31,
                                                                1999(b)
                                                              ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $10.58
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                        0.27
      Net realized and unrealized gains (losses) from
        investments                                               (0.30)
    ---------------------------------------------------------------------------------------------------
        Total from Investment Activities                          (0.03)
    ---------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.28)
    ---------------------------------------------------------------------------------------------------
        Total Distributions                                       (0.28)
    ---------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                   (0.31)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $10.27
    ---------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                 (0.33)%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $1,599
      Ratio of expenses to average net assets                      1.69%(d)
      Ratio of net investment income to average net assets         4.61%(d)
      Ratio of expenses to average net assets*                     1.96%(d)
      Portfolio Turnover**                                           39%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

    (b) For the period from January 21, 1999 (commencement of operations) through July 31, 1999.

    (c) Not annualized.

    (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS               GOVERNMENT INCOME FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                     2001+         2000         1999       1998(a)        1997
                                                   ----------   ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD             $ 9.60       $ 9.62       $ 9.88       $ 9.75      $  9.40
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.55         0.56         0.54         0.63         0.58
      Net realized and unrealized gains (losses)
        from investments                               0.50        (0.04)       (0.28)        0.09         0.35
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               1.05         0.52         0.26         0.72         0.93
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.55)       (0.54)       (0.52)       (0.59)       (0.58)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.55)       (0.54)       (0.52)       (0.59)       (0.58)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                        0.50        (0.02)       (0.26)        0.13         0.35
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $10.10       $ 9.60       $ 9.62       $ 9.88      $  9.75
    -------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          11.25%        5.55%        2.62%        7.58%       10.21%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $5,672       $5,879       $5,436       $8,176      $11,622
      Ratio of expenses to average net assets          0.99%        0.85%        0.70%        0.71%        0.69%
      Ratio of net investment income to average
        net assets                                     5.47%        5.77%        5.35%        5.95%        5.98%
      Ratio of expenses to average net assets*         1.20%        1.30%        1.90%        1.77%        1.29%
      Portfolio Turnover**                               25%          42%          27%          35%           3%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                               YEAR ENDED          PERIOD ENDED
                                                                JULY 31,             JULY 31,
                                                                 2001+                2000(b)
                                                              ------------         -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $ 9.61                $9.48
    --------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                        0.47                 0.18
      Net realized and unrealized gains from investments           0.51                 0.10
    --------------------------------------------------------------------------------------------
        Total from Investment Activities                           0.98                 0.28
    --------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.49)               (0.15)
    --------------------------------------------------------------------------------------------
        Total Distributions                                       (0.49)               (0.15)
    --------------------------------------------------------------------------------------------
      Change in Net Asset Value                                    0.49                 0.13
    --------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $10.10                $9.61
    --------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                 10.36%                2.98%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $1,635                $ 520
      Ratio of expenses to average net assets                      1.74%                1.75%(d)
      Ratio of net investment income to average net assets         4.65%                4.77%(d)
      Ratio of expenses to average net assets*                     1.95%                1.98%(d)
      Portfolio Turnover**                                           25%                  42%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

    (b) For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

    (c) Not annualized.

    (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS    LIMITED TERM U.S. GOVERNMENT FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED   PERIOD ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                    JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                     2001+        2000(a)          1999           1998         1997(b)
                                                   ----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $ 9.89        $ 9.85         $10.25         $10.12        $ 10.00
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.47          0.28           0.50           0.53           0.42
      Net realized and unrealized gains (losses)
        from investments                               0.37          0.02          (0.39)          0.14           0.12
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.84          0.30           0.11           0.67           0.54
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.47)        (0.26)         (0.50)         (0.53)         (0.42)
      Net realized gains from investment
        transactions                                     --            --          (0.01)         (0.01)            --
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.47)        (0.26)         (0.51)         (0.54)         (0.42)
    ---------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                        0.37          0.04          (0.40)          0.13           0.12
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $10.26        $ 9.89         $ 9.85         $10.25        $ 10.12
    ---------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           8.71%         3.11%(d)       1.08%          6.69%          5.54%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $3,003        $3,791         $3,571         $2,437        $20,103
      Ratio of expenses to average net assets          1.15%         1.09%(e)       0.98%          1.02%          1.00%(e)
      Ratio of net investment income to average
        net assets                                     4.63%         4.89%(e)       4.93%          5.16%          5.34%(e)
      Ratio of expenses to average net assets*         1.42%         1.36%(e)       1.40%          1.54%          1.62%(e)
      Portfolio Turnover**                               31%            4%            17%            86%            52%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   PERIOD ENDED       YEAR ENDED    PERIOD ENDED
                                                            JULY 31,      JULY 31,        DECEMBER 31,   DECEMBER 31,
                                                             2001+        2000(a)             1999         1998(c)
                                                           ----------   ------------      ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.90        $9.86             $10.26         $10.12
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.38         0.25               0.41           0.35
      Net realized and unrealized gains (losses) from
        investments                                            0.39         0.01              (0.39)          0.15
    -----------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       0.77         0.26               0.02           0.50
    -----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.40)       (0.22)             (0.41)         (0.35)
      Net realized gains from investment transactions            --           --              (0.01)         (0.01)
    -----------------------------------------------------------------------------------------------------------------
        Total Distributions                                   (0.40)       (0.22)             (0.42)         (0.36)
    -----------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                0.37         0.04              (0.40)          0.14
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $10.27        $9.90             $ 9.86         $10.26
    -----------------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)              7.91%        2.67%(d)           0.22%          4.98%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $  737        $ 378             $  462         $  430
      Ratio of expenses to average net assets                  1.90%        1.88%(e)           1.83%          1.97%(e)
      Ratio of net investment income to average net
        assets                                                 3.75%        4.13%(e)           4.06%          4.01%(e)
      Ratio of expenses to average net assets*                 2.17%        2.06%(e)           1.99%          2.24%(e)
      Portfolio Turnover**                                       31%           4%                17%            86%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

    (b) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

    (c) For the period from March 3, 1998 (commencement of operations) through December 31, 1998.

    (d) Not annualized.

    (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                  MUNICIPAL BOND FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                JULY 31,     JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                                 2001+         2000         1999       1998(a)       1997(b)
                                                               ----------   ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $ 9.76       $ 9.87       $10.13       $10.15       $  10.00
    ---------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                        0.39         0.40         0.41         0.86           0.04
      Net realized and unrealized gains (losses)
        from investments                                           0.41        (0.06)       (0.17)       (0.43)          0.15
    ---------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                           0.80         0.34         0.24         0.43           0.19
    ---------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.38)       (0.40)       (0.39)       (0.42)         (0.04)
      Net realized gains from investment
        transactions                                                 --        (0.05)       (0.11)       (0.03)            --
    ---------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                       (0.38)       (0.45)       (0.50)       (0.45)         (0.04)
    ---------------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                    0.42        (0.11)       (0.26)       (0.02)          0.15
    ---------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $10.18       $ 9.76       $ 9.87       $10.13       $  10.15
    ---------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                       8.36%        3.62%        2.31%        4.30%          1.86%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $8,022       $6,516       $2,694       $2,689       $337,933
      Ratio of expenses to average net assets                      0.89%        0.82%        0.71%        0.62%          0.71%(e)
      Ratio of net investment income to average
        net assets                                                 3.88%        4.12%        4.01%        4.26%          4.31%(e)
      Ratio of expenses to average net assets*                     1.20%        1.20%        1.20%        0.92%          1.04%(e)
      Portfolio Turnover**                                            5%           9%          21%          29%             2%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                              YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                               JULY 31,     JULY 31,      JULY 31,
                                                                2001+         2000        1999(c)
                                                              ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $ 9.75       $ 9.87        $10.28
    ------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.32         0.31          0.14
      Net realized and unrealized gains (losses) from
        investments                                               0.41        (0.05)        (0.41)
    ------------------------------------------------------------------------------------------------
        Total from Investment Activities                          0.73         0.26         (0.27)
    ------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.31)       (0.33)        (0.14)
      Net realized gains from investment transactions               --        (0.05)           --
    ------------------------------------------------------------------------------------------------
        Total Distributions                                      (0.31)       (0.38)        (0.14)
    ------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                   0.42        (0.12)        (0.41)
    ------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $10.17       $ 9.75        $ 9.87
    ------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                 7.60%        2.75%        (2.60)%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $1,777       $  889        $   16
      Ratio of expenses to average net assets                     1.64%        1.64%         1.60%(e)
      Ratio of net investment income to average net assets        3.12%        3.30%         3.17%(e)
      Ratio of expenses to average net assets*                    1.95%        1.96%         1.87%(e)
      Portfolio Turnover**                                           5%           9%           21%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) Effectively September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

    (b) For the period from July 1, 1997 (commencement of operations) through July 31, 1997.

    (c) For the period from February 3, 1999 (commencement of operations) through July 31, 1999.

    (d) Not annualized.

    (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS              FLORIDA TAX-EXEMPT FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED   PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    JULY 31,      JULY 31,      JULY 31,     JULY 31,     JULY 31,
                                                     2001+          2000          1999       1998(a)        1997
                                                   ----------   ------------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD             $10.16        $10.22       $ 10.45       $10.50      $ 10.30
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.40          0.44          0.41         0.45         0.45
      Net realized and unrealized gains (losses)
        from investments                               0.35         (0.06)        (0.18)        0.01         0.24
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.75          0.38          0.23         0.46         0.69
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.40)        (0.41)        (0.40)       (0.44)       (0.48)
      Net realized gains from investment
        transactions                                     --         (0.03)        (0.06)       (0.07)       (0.01)
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.40)        (0.44)        (0.46)       (0.51)       (0.49)
    ---------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                        0.35         (0.06)        (0.23)       (0.05)        0.20
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $10.51        $10.16       $ 10.22       $10.45      $ 10.50
    ---------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           7.46%         3.99%         2.06%        4.46%        6.89%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $3,267        $2,655       $12,195       $8,663      $53,688
      Ratio of expenses to average net assets          0.90%         0.74%         0.59%        0.55%        0.57%
      Ratio of net investment income to average
        net assets                                     3.79%         4.10%         4.00%        4.24%        4.36%
      Ratio of expenses to average net assets*         1.29%         1.30%         1.26%        1.06%        1.06%
      Portfolio Turnover**                                7%           11%           34%          30%          24%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                              YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                               JULY 31,     JULY 31,      JULY 31,
                                                                2001+         2000        1999(b)
                                                              ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $10.15       $10.20        $10.52
    ------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.32         0.32          0.12
      Net realized and unrealized gains (losses) from
        investments                                               0.34        (0.01)        (0.30)
    ------------------------------------------------------------------------------------------------
        Total from Investment Activities                          0.66         0.31         (0.18)
    ------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.32)       (0.33)        (0.14)
      Net realized gains from investment transactions               --        (0.03)           --
    ------------------------------------------------------------------------------------------------
        Total Distributions                                      (0.32)       (0.36)        (0.14)
    ------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                   0.34        (0.05)        (0.32)
    ------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $10.49       $10.15        $10.20
    ------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                 6.61%        3.14%         1.77%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $1,385       $  729        $  569
      Ratio of expenses to average net assets                     1.64%        1.62%         1.49%(d)
      Ratio of net investment income to average net assets        3.03%        3.22%         3.06%(d)
      Ratio of expenses to average net assets*                    2.04%        2.05%         2.00%(d)
      Portfolio Turnover**                                           7%          11%           34%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

    (b) For the period from March 16, 1999 (commencement of operations) through July 31, 1999.

    (c) Not annualized.

    (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS            TENNESSEE TAX-EXEMPT FUND

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                    YEAR ENDED   PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      2001+        2000(a)          1999           1998           1997           1996
                                    ----------   ------------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD                          $ 9.74        $ 9.55         $10.19         $10.18         $ 9.90        $ 10.19
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income             0.36          0.21           0.33           0.35           0.44           0.42
      Net realized and unrealized
        gains (losses) from
        investments                     0.36          0.18          (0.64)          0.08           0.25          (0.29)
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment
          Activities                    0.72          0.39          (0.31)          0.43           0.69           0.13
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income            (0.36)        (0.20)         (0.33)         (0.35)         (0.41)         (0.42)
      Net realized gains from
        investment transactions           --            --             --          (0.07)            --             --
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions            (0.36)        (0.20)         (0.33)         (0.42)         (0.41)         (0.42)
    ---------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value         0.36          0.19          (0.64)          0.01           0.28          (0.29)
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD    $10.10        $ 9.74         $ 9.55         $10.19         $10.18        $  9.90
    ---------------------------------------------------------------------------------------------------------------------
        Total Return (excludes
          sales charge)                 7.55%         4.15%(c)      (3.07)%         4.25%          7.13%          1.39%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period
        (000)                         $3,764        $2,919         $3,324         $2,919         $1,669        $88,084
      Ratio of expenses to average
        net assets                      1.09%         1.13%(d)       1.25%          1.20%          0.84%          0.86%
      Ratio of net investment
        income to average net
        assets                          3.63%         3.78%(d)       3.34%          3.37%          4.13%          4.29%
      Ratio of expenses to average
        net assets*                     1.33%         1.27%(d)       1.26%          1.20%          1.09%          1.11%
      Portfolio Turnover**               123%           23%            64%           155%           253%           219%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,
                                                             2001+        2000(a)          1999         1998(b)
                                                           ----------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.76        $ 9.57         $10.21         $10.22
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.29          0.17           0.27           0.26
      Net realized and unrealized gains (losses) from
        investments                                            0.36          0.18          (0.64)          0.06
    --------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       0.65          0.35          (0.37)          0.32
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.29)        (0.16)         (0.27)         (0.26)
      Net realized gains from investment transactions            --            --             --          (0.07)
    --------------------------------------------------------------------------------------------------------------
        Total Distributions                                   (0.29)        (0.16)         (0.27)         (0.33)
    --------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                0.36          0.19          (0.64)         (0.01)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $10.12        $ 9.76         $ 9.57         $10.21
    --------------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)              6.75%         3.74%(c)      (3.65)%         3.17%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $1,432        $1,054         $1,288         $1,397
      Ratio of expenses to average net assets                  1.84%         1.83%(d)       1.84%          1.95%(d)
      Ratio of net investment income to average net
        assets                                                 2.85%         3.07%(d)       2.72%          2.50%(d)
      Ratio of expenses to average net assets*                 2.08%         1.96%(d)       1.85%              (e)
      Portfolio Turnover**                                      123%           23%            64%           155%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end July 31.

    (b) For the period from February 24, 1998 (commencement of operations) through December 31, 1998.

    (c) Not annualized.

    (d) Annualized.

    (e) There were no fee reductions in this period.

                                   LIMITED TERM TENNESSEE TAX-EXEMPT FUND
   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                   YEAR ENDED   PERIOD ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                    JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                     2001+        2000(a)          1999           1998         1997(b)
                                                   ----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD            $  9.81       $  9.69        $ 10.11        $ 10.13        $ 10.00
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.30          0.19           0.30           0.32           0.29
      Net realized and unrealized gains (losses)
        from investments                               0.31          0.11          (0.40)          0.06           0.13
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.61          0.30          (0.10)          0.38           0.42
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.30)        (0.18)         (0.30)         (0.32)         (0.29)
      Net realized gains from investment
        transactions                                     --            --          (0.02)         (0.08)            --
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.30)        (0.18)         (0.32)         (0.40)         (0.29)
    ---------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                        0.31          0.12          (0.42)         (0.02)          0.13
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $ 10.12       $  9.81        $  9.69        $ 10.11        $ 10.13
    ---------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           6.28%         3.12%(d)      (1.00%)         3.76%          4.26%(d)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)             $12,886       $15,489        $19,361        $19,439        $22,893
      Ratio of expenses to average net assets          1.28%         1.16%(e)       1.08%          1.05%          0.98%(e)
      Ratio of net investment income to average
        net assets                                     2.95%         3.29%(e)       3.07%          3.11%          3.48%(e)
      Ratio of expenses to average net assets*         1.66%         1.49%(e)       1.55%          1.52%          1.52%(e)
      Portfolio Turnover**                              111%           20%            52%           189%           179%

   FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                           YEAR ENDED   PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,
                                                             2001+        2000(a)+         1999         1998(c)
                                                           ----------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.81        $ 9.68         $10.10         $10.18
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.22          0.15           0.22           0.20
      Net realized and unrealized gains (losses) from
        investments                                            0.31          0.11          (0.40)            --
    --------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       0.53          0.26          (0.18)          0.20
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.22)        (0.13)         (0.22)         (0.20)
      Net realized gains from investment transactions            --            --          (0.02)         (0.08)
    --------------------------------------------------------------------------------------------------------------
        Total Distributions                                   (0.22)        (0.13)         (0.24)         (0.28)
    --------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                0.31          0.13          (0.42)         (0.08)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $10.12        $ 9.81         $ 9.68         $10.10
    --------------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)              5.51%         2.74%(d)      (1.84)%         1.94%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $  426        $  289         $  612         $  732
      Ratio of expenses to average net assets                  2.03%         1.97%(e)       1.93%          2.05%(e)
      Ratio of net investment income to average net
        assets                                                 2.13%         2.50%(e)       2.21%          2.02%(e)
      Ratio of expenses to average net assets*                 2.41%         2.21%(e)       2.15%          2.27%(e)
      Portfolio Turnover**                                      111%           20%            52%           189%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

    (b) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

    (c) For the period from February 3, 1998 (commencement of operations) through December 31, 1998.

    (d) Not annualized.

    (e) Annualized.

AMSOUTH FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                        AMSOUTH FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-800-451-8382
                        INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-5551.                            ASO120101AB

                                   PROSPECTUS


                                  TRUST SHARES















                                DECEMBER 1, 2001



As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
                                                                   AMSOUTH FUNDS

         AMSOUTH FUNDS                                    TABLE OF CONTENTS

                                                      DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                                            [LOGO]
Carefully review this important                           3  Overview
section, which summarizes each                            4  CAPITAL APPRECIATION FUNDS
Fund's investments, risks, past                           5  Value Fund
performance, and fees.                                    8  Growth Fund
                                                         11  Capital Growth Fund
                                                         14  Large Cap Fund
                                                         17  Mid Cap Fund
                                                         20  Small Cap Fund
                                                         23  Equity Income Fund
                                                         26  Balanced Fund
                                                         29  Select Equity Fund
                                                         32  Enhanced Market Fund
                                                         35  International Equity Fund
                                                         38  STRATEGIC PORTFOLIOS
                                                         39  Strategic Portfolios: Aggressive Growth Portfolio
                                                         43  Strategic Portfolios: Growth Portfolio
                                                         47  Strategic Portfolios: Growth and Income Portfolio
                                                         51  Strategic Portfolios: Moderate Growth and Income Portfolio
                                                         55  INCOME FUNDS
                                                         56  Bond Fund
                                                         59  Limited Term Bond Fund
                                                         62  Government Income Fund
                                                         65  Limited Term U.S. Government Fund
                                                         68  Municipal Bond Fund
                                                         71  Florida Tax-Exempt Fund
                                                         74  Tennessee Tax-Exempt Fund
                                                         77  Limited Term Tennessee Tax-Exempt Fund
                                                         80  MONEY MARKET FUNDS
                                                         81  Prime Money Market Fund
                                                         84  U.S. Treasury Money Market Fund
                                                         87  Treasury Reserve Money Market Fund
                                                         90  Tax-Exempt Money Market Fund

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  93  CAPITAL APPRECIATION FUNDS
information on investment                                93  Value Fund
strategies and their risks.                              93  Growth Fund
                                                         93  Capital Growth Fund
                                                         93  Large Cap Fund
                                                         93  Mid Cap Fund
                                                         93  Small Cap Fund
                                                         93  Equity Income Fund
                                                         94  Balanced Fund
                                                         94  Select Equity Fund
                                                         94  Enhanced Market Fund
                                                         94  International Equity Fund
                                                         94  International Equity, Mid Cap, Capital Growth and Large
                                                             Cap Funds
                                                         94  Capital Appreciation Funds and Bond Funds
                                                         95  STRATEGIC PORTFOLIOS
                                                         95  INCOME FUNDS
                                                         95  Bond Fund
                                                         95  Limited Term Bond Fund
                                                         95  Government Income Fund
                                                         96  Limited Term U.S. Government Fund
                                                         96  Municipal Bond Fund
                                                         96  Florida Tax-Exempt Fund
                                                         97  Tennessee Tax-Exempt Fund and
                                                             Limited Term Tennessee Tax-Exempt Fund

         AMSOUTH FUNDS                                    TABLE OF CONTENTS


                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  98  MONEY MARKET FUNDS
information on investment                                98  U.S. Treasury Money Market Fund
strategies and their risks.                              98  Treasury Reserve Money Market Fund
                                                         98  Tax-Exempt Money Market Fund

                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                      105  The Investment Advisor
the people and organizations who                        106  The Investment Sub-Advisors
oversee the Funds.                                      111  Portfolio Managers
                                                        113  The Distributor and Administrator

                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                      114  Choosing a Share Class
how shares are valued, how to                           115  Pricing of Fund Shares
purchase, sell and exchange                             116  Purchasing and Adding to Your Shares
shares, related charges and                             117  Selling Your Shares
payments of dividends and                               119  General Policies on Selling Shares
distributions.                                          119  Shareholder Servicing Fees
                                                        120  Exchanging Your Shares
                                                        121  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [LOGO]
                                                        122  Financial Highlights

 [ICON]
          DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND

 EXPENSES                                               OVERVIEW


    THE FUNDS                             AmSouth Funds is a mutual fund family that offers different classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Trust Shares of the Capital Appreciation Funds,
                                          the Strategic Portfolios, the Income Funds and the Money
                                          Market Funds that you should know before investing. The
                                          Funds also offer two additional classes of shares called
                                          Class A Shares and Class B Shares which are offered in
                                          separate prospectuses. Please read this prospectus and keep it for future reference.
                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.
                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR
                                          ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                          AGENCY.
                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW


                          CAPITAL APPRECIATION FUNDS

                                          These Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a
                                          limited extent, preferred stocks and convertible securities.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital growth by investing primarily in a
                                          diversified portfolio of common stock and securities
                                          convertible into common stock, such as convertible bonds and convertible preferred stock. The production of current
                                          income is an incidental objective.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks that the
                                          portfolio manager believes to be undervalued.
                                          In managing the Fund's portfolio, the portfolio manager uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock
                                          purchase and sale decisions. The portfolio manager will
                                          select investments believed to have basic investment value which will eventually be recognized by other investors, thus increasing their value to the Fund.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses - undervalued
                                          stocks - will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 103.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1,2)
                                     [BAR GRAPH]

1991                                                                             19.21%
92                                                                               10.33%
93                                                                               18.38%
94                                                                                0.37%
95                                                                                27.4%
96                                                                               15.75%
97                                                                               32.23%
98                                                                               18.13%
99                                                                                4.02%
2000                                                                              5.14%

                                     The Fund's total return from 1/1/01 to
                                     9/30/01
                                     was -3.27%.

                                                                               Best quarter:           16.62%    12/31/98
                                                                               Worst quarter:         -10.99%     9/30/99

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1)

                                                     1         5         10      SINCE INCEPTION
                                                   YEAR      YEARS     YEARS        (12/1/88)
 TRUST SHARES(2)                                    5.14%   14.61%     14.69%        13.72%
 S&P 500(R) INDEX                                  -9.11%   18.35%     17.46%        16.72%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Trust Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.80%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.45%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.25%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.39% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.19%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Value Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                              EXPENSE EXAMPLE

                                                                                   1      3      5       10
                                                                                  YEAR   YEARS  YEARS  YEARS
                                                     TRUST SHARES                 $127   $397   $686   $1,511

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                           AMSOUTH GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and
                                          securities convertible into common stocks such as
                                          convertible bonds and convertible preferred stocks.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in domestically traded U.S.
                                          common stocks, as well as non-U.S. common stocks and
                                          American Depositary Receipts ("ADRs") that the portfolio
                                          manager believes have attractive potential for growth.
                                          In managing the Fund, the portfolio manager seeks
                                          reasonably-priced securities with the potential to produce above-average earnings growth. In choosing individual stocks the portfolio manager uses a quantitative process to
                                          identify companies with a history of above-average growth or companies that are expected to enter periods of
                                          above-average growth or are positioned in emerging growth
                                          industries. Some of the criteria that the manager uses to
                                          select these companies are earnings growth, return on
                                          capital, cash flow and price earnings ratios.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- growth stocks -- will underperform other kinds of investments or market averages.
                                          FOREIGN SECURITIES RISK: Investing in foreign markets
                                          involves a greater risk than investing in the United States.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 103.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                           AMSOUTH GROWTH FUND


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1,2)
                                     [BAR GRAPH]

1998                                                                             34.46%
99                                                                               18.66%
2000                                                                            -18.48%

                                     The Fund's total return from 1/1/01 to
                                     9/30/01
                                     was -38.56%.

                                                                               Best quarter:           30.59%    12/31/98
                                                                               Worst quarter:         -18.85%    12/30/00

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (8/3/97)
 TRUST SHARES(2)                                  -18.48%        8.37%
 S&P 500(R) INDEX                                  -9.11%       11.48%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Trust Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                           AMSOUTH GROWTH FUND


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.80%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.65%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.45%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.47% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.27%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                   1      3      5       10
                                                                                  YEAR   YEARS  YEARS  YEARS
                                                     TRUST SHARES                 $148   $459   $792   $1,735

As an investor in the Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                          AMSOUTH CAPITAL
                                                              GROWTH FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of U.S.
                                          companies with market capitalizations of at least $500
                                          million that the Advisor believes offer opportunities for
                                          capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.
                                          In choosing stocks for the Fund, the portfolio manager first identifies industries that it believes will expand over the next few years or longer. The portfolio manager then uses
                                          fundamental analysis of company financial statements to find large U.S. companies within these industries that offer the prospect of solid earnings growth. The portfolio manager
                                          also may consider other factors in selecting investments for the Fund, including the development of new or improved
                                          products or services, opportunities for greater market
                                          share, more effective management or other signs that the
                                          company will have greater than average earnings growth and capital appreciation.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 93 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: The Fund may invest in medium-sized companies which carry additional risks because their
                                          earnings tend to be less predictable, their share prices
                                          more volatile and their securities less liquid than larger, more established companies.
                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically -- even if
                                          earnings show an absolute increase.
                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.
                                          The Fund may trade securities actively, which could increase in transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.

                                                          AMSOUTH CAPITAL
                                                              GROWTH FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1,2,3)
                                     [BAR GRAPH]

1991                                                                             24.66%
92                                                                                6.49%
93                                                                                3.48%
94                                                                               -0.42%
95                                                                               30.42%
96                                                                               22.25%
97                                                                               29.68%
98                                                                                32.4%
99                                                                               22.09%
2000                                                                              -0.4%

                                     The Fund's total return from 1/1/01 to
                                     9/30/01 was -33.08%.

                                                                               Best quarter:          22.65%     12/31/98
                                                                               Worst quarter:         -9.02%     12/31/00

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1,2)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/80)
 TRUST SHARES(3)                                  -0.40%   20.61%     16.37%        12.98%
 S&P 500(R) INDEX                                 -9.11%   18.35%     17.46%        15.68%

(1) Both charts assume reinvestment of dividends and distributions.

(2) The Capital Growth Fund commenced operations on 4/1/96 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Trust Shares, which commenced operations on 10/3/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The bar chart and table show how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

                                                          AMSOUTH CAPITAL
                                                              GROWTH FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.80%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.46%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.26%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.35% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.15%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                      1        3        5        10
                                                                                   YEAR    YEARS    YEARS     YEARS
                                                     TRUST SHARES                  $128     $400     $692    $1,523

As an investor in the Capital
   Growth Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                            AMSOUTH LARGE
                                                                 CAP FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital appreciation and, as a secondary objective, current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          U.S. companies with market capitalizations over $1 billion that the Advisor believes have the potential to provide
                                          capital appreciation and growth of income.
                                          In choosing stocks for the Fund, the portfolio manager's
                                          strategy is to select well managed U.S. companies that have demonstrated sustained patterns of profitability, strong
                                          balance sheets, and the potential to achieve predictable,
                                          above-average earnings growth. The portfolio manager seeks to diversify the Fund's portfolio within the various
                                          industries typically comprising, what the portfolio manager believes to be, the classic growth segments of the U.S.
                                          economy: Technology, Consumer Non-Durables, Health Care,
                                          Business Equipment and Services, Retail, and Capital Goods.
                                          The Fund invests for long-term growth rather than short-term profits. For a more complete description of the various
                                          securities in which the Fund may invest, please see the
                                          Additional Investment Strategies and Risks on page 93 or
                                          consult the SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: Over time, growth companies are
                                          expected to increase their earnings at an above-average
                                          rate. If these expectations are not met, the stock price can fall drastically--even if earnings show an absolute
                                          increase.
                                          The risks and returns of different industries can vary over the long-term and short-term. Because of this, the Fund's
                                          performance could suffer during times when the stocks of
                                          growth companies in which it is invested are out of favor.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 103.

                                                            AMSOUTH LARGE
                                                                 CAP FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1,2)
                                     [BAR GRAPH]

1993                                                                               5.6%
94                                                                                1.78%
95                                                                               34.99%
96                                                                               17.63%
97                                                                               35.93%
98                                                                               37.83%
99                                                                               18.84%
2000                                                                             -2.09%

                                     The Fund's total return from 1/1/01 to
                                     9/30/01 was -20.74%.

                                                                               Best quarter:          24.80%    12/31/98
                                                                               Worst quarter:         -5.95%     9/30/98

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1)

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS       (8/3/92)
 TRUST SHARES(2)                                  -2.09%   20.72%        17.65%
 S&P 500(R) INDEX                                 -9.11%   18.35%        16.83%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Trust Shares, which commenced operations on 12/14/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

                                                            AMSOUTH LARGE
                                                                 CAP FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.80%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.46%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.26%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.30% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.10%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                      1        3        5        10
                                                                                   YEAR    YEARS    YEARS     YEARS
                                                     TRUST SHARES                  $128     $400     $692    $1,523

As an investor in the Large Cap
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of companies publicly traded on U.S. exchanges that have medium market
                                          capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Growth
                                          Index. The Sub-Advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations.
                                          In choosing stocks for the Fund, the Fund's Sub-Advisor,
                                          Bennett Lawrence Management, seeks to identify industries
                                          that are benefiting from major demand trends or themes and are therefore growing at a much faster rate than the overall economy. The Sub-Advisor then typically gathers information on the companies that are benefiting from these trends or
                                          themes. Generally, the Fund will not invest in a company
                                          unless the Sub-Advisor has met with the company's top
                                          management. The Sub-Advisor also seeks to talk to suppliers, purchasers, and competitors to reinforce its analysis and
                                          monitor the Fund's holdings. The Sub-Advisor's experience
                                          has been that when mid-sized companies are backed by major demand trends, they can create attractive gains for
                                          investors.
                                          For a more complete description of the various securities in which the Fund may invest please see the Additional
                                          Investment Strategies and Risks on page 93 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: The Fund invests in mid-cap companies which carry additional risks. These companies typically have less predictable earnings than larger companies and their
                                          securities trade less frequently and in more limited volume than those of larger, more established companies. As a
                                          result, mid-cap stocks and thus the Fund's shares may
                                          fluctuate more in value than larger-cap stocks and funds
                                          that focus on them.
                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically -- even if
                                          earnings show an absolute increase.
                                          The Sub-Advisor implements a concentrated investment
                                          approach that commits capital to a select number of
                                          industries within the economy. Such concentration can result in increased volatility and loss of the effects of
                                          diversification.
                                          Because demand trends and themes can change, the Fund's
                                          performance could suffer if the Sub-Advisor is slow to
                                          respond to such changes.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)
                                     [PERFORMANCE BAR CHART AND TABLE]

2000                                                                            -14.91%

                                     The Fund's total return from 1/1/01 to
                                     9/30/01 was -31.53%.

                                                                               Best quarter:           12.84%     3/31/00
                                                                               Worst quarter:         -17.66%    12/31/00

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2000)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (5/4/99)
 TRUST SHARES                                     -14.91%       26.53%
 S&P 500(R) INDEX                                  -9.11%        0.66%

(1) Both charts assume reinvestment of dividends and distributions.

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Trust Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           1.00%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.55%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.55%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.42% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.42%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                    1        3        5        10
                                                                                  YEAR     YEARS    YEARS    YEARS
                                                     TRUST SHARES                  $158     $490     $845    $1,845

As an investor in the Mid Cap
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of
                                          common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                          Any current income generated from these securities is
                                          incidental.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks of companies
                                          with market capitalizations at the time of purchase in the range of companies in the Russell 2000(R) Growth Index
                                          (currently between $50 million and $2 billion).
                                          In managing the Fund's portfolio, the portfolio manager
                                          seeks smaller companies with above-average growth potential.
                                          Factors the portfolio manager typically considers in
                                          selecting individual securities include positive changes in earnings estimates for future growth, higher than market
                                          average profitability, a strategic position in a specialized market, earnings growth consistently above market, and
                                          fundamental value.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited
                                          flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 103.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)
[BAR GRAPH]

1999                                                                             16.24%
2000                                                                             18.94%

The Fund's total return from 1/1/01 to 9/30/01 was -28.60%.

                                                                               Best quarter:           27.47%    12/31/99
                                                                               Worst quarter:         -19.32%     3/31/99

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of the Fund's Trust Shares over time to that of the Russell Growth 2000(R) Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. Of course, past performance does not indicate how the Fund will perform in the future.

                                                     1      SINCE INCEPTION
                                                   YEAR        (3/2/98)
 TRUST SHARES                                      18.94%        9.78%
 RUSSELL 2000(R) GROWTH INDEX                     -22.43%        1.61%
 S&P 500(R) INDEX(2)                               -9.11%        9.85%

(1) Both charts assume reinvestment of dividends and distributions.

(2) The S&P 500(R) Index is a widely recognized, unmanaged index of common stocks. The benchmark for the Small Cap Fund shown in the prospectus was changed in March 2001 from the S&P 500(R) Index to the Russell 2000(R) Growth Index in order to provide a better comparison for the Fund's investment policies.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           1.20%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.47%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.67%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.26% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.46%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                 $170   $526    $907    $1,976

As an investor in the Small Cap
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH EQUITY INCOME FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks above average income and capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities that are
                                          convertible into common stocks, such as convertible bonds
                                          and convertible preferred stock.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in income-producing equity
                                          securities such as common stocks, ADRs, and securities
                                          convertible into common stocks, including convertible bonds and convertible preferred stocks.
                                          In managing the Fund's portfolio, the portfolio manager
                                          seeks equity securities believed to represent investment
                                          value. In choosing individual securities, the portfolio
                                          manager emphasizes those common stocks in each sector that have good value, attractive yield, and dividend growth
                                          potential. The portfolio manager will also consider higher valued companies that show the potential for growth. Factors that the portfolio manager considers in selecting equity
                                          securities include industry and company fundamentals,
                                          historical price relationships, and/or underlying asset
                                          value. The Fund also utilizes convertible securities because these securities typically offer higher yields and good
                                          potential for capital appreciation as well as some downside protection.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that this Fund's
                                          blended investment style will underperform other Funds or
                                          market averages that focus exclusively on either growth or value.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 103.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH EQUITY INCOME FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)
[BAR GRAPH]

1998                                                                             12.42%
99                                                                               25.15%
2000                                                                             -1.28%

The Fund's total return from 1/1/01 to 9/30/01 was -19.64%.

                                                                               Best quarter:           19.38%    12/31/99
                                                                               Worst quarter:         -12.57%     9/30/98

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

                                                     1      SINCE INCEPTION
                                                   YEAR        (3/20/97)
 TRUST SHARES(2)                                   -1.28%       14.45%
 S&P 500(R) INDEX                                  -9.10%       16.45%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Trust Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH EQUITY INCOME FUND


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.80%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.48%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.28%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.37% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.17%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                 $130   $406    $702    $1,545

As an investor in the Equity
   Income Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to obtain long-term capital growth and
                                          produce a reasonable amount of current income through a
                                          moderately aggressive investment strategy.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in a broadly diversified portfolio of
                                          equity and debt securities consisting primarily of common
                                          stocks and bonds.
                                          The Fund normally invests between 45-75% of its assets in
                                          equity securities and at least 25% of its assets in
                                          fixed-income securities. The portion of the Fund's assets
                                          invested in equity and debt securities will vary depending upon economic conditions, the general level of stock prices, interest rates and other factors, including the risks
                                          associated with each investment. The Fund's equity
                                          investments consist of common stocks of companies that the portfolio manager believes are undervalued and have a
                                          favorable outlook or are reasonably priced with the
                                          potential to produce above-average earnings growth. The
                                          Fund's fixed-income investments consist primarily of
                                          "high-grade" bonds, notes and debentures. The average
                                          dollar-weighted maturity of the fixed-income portion of the
                                          Fund's portfolio will range from one to thirty years.
                                          In managing the equity portion of the Fund, the portfolio
                                          manager uses a variety of economic projections, quantitative techniques, and earnings projections in formulating
                                          individual stock purchase and sale decisions. The portfolio manager selects investments that he believes have basic
                                          investment value which will eventually be recognized by
                                          other investors. In addition, the portfolio manager may
                                          identify companies with a history of above-average growth or companies that are expected to enter periods of
                                          above-average growth or are positioned in emerging growth
                                          industries.
                                          In managing the fixed income portion of the Fund's
                                          portfolio, the portfolio manager uses a "top down"
                                          investment management approach focusing on a security's
                                          maturity. The portfolio manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates and other economic factors. The portfolio manager then selects
                                          individual securities whose maturities fit this target and which are deemed to be the best relative values.
                                          The Fund may also invest in certain other equity and debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 93 or consult the Statement of
                                          Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which the equity portion of this Fund
                                          focuses -- value and growth stocks -- will underperform
                                          other kinds of investments or market averages.
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Generally, an increase in the average
                                          maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 103.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)
[BAR GRAPH]

1992                                                                              8.72%
93                                                                               14.37%
94                                                                               -0.39%
95                                                                               23.51%
96                                                                                9.72%
97                                                                               20.95%
98                                                                               13.42%
99                                                                                1.51%
2000                                                                             10.37%

The Fund's total return from 1/1/01 to 9/30/01 was 0.84%.

                                                                               Best quarter:           9.21%     6/30/97
                                                                               Worst quarter:         -5.19%     9/30/99

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance does not indicate how the Fund will perform in the future.

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS      (12/19/91)
 TRUST SHARES(2)                                  10.37%   11.02%        11.84%
 S&P 500(R) INDEX                                 -9.11%   18.35%        17.16%
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX     11.84%    6.23%         7.14%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Trust Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.80%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.47%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.27%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.36% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.16%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                 $129   $403    $697    $1,534

As an investor in the Balanced
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital by investing
                                          primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible
                                          preferred stocks. The portfolio manager does not currently intend to purchase convertible securities.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks of companies
                                          with market capitalizations greater than $2 billion at the time of purchase and that possess a dominant market share
                                          and have barriers, such as a patent or well-known brand
                                          name, that shields their market share and profits from
                                          competitors.
                                          In managing the Fund's portfolio, the portfolio managers
                                          continuously monitor a universe of companies possessing
                                          "market power" to look for opportunities to purchase these stocks at reasonable prices. "Market power" is a combination of dominant market share and a barrier that protects that
                                          market share. In selecting individual securities, the
                                          portfolio managers look for companies that appear
                                          undervalued. The managers then conduct a fundamental
                                          analysis of the stock, the industry and the industry
                                          structure. The portfolio managers will then purchase those companies whose market power, in the managers' opinion, is intact. As a result, the portfolio managers may focus on a relatively limited number of stocks (i.e., generally 25 or less). The Fund is non-diversified.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses - undervalued growth
                                          stocks - will underperform other kinds of investments or
                                          market averages.
                                          NON-DIVERSIFIED RISK: The Fund may invest in a small number of companies which may increase the volatility of the Fund.
                                          If the companies in which the Fund invests perform poorly, the Fund could suffer greater losses than if it had been
                                          invested in a greater number of companies.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. However, the portfolio managers expect that the Fund's annual portfolio turnover rate will average less than 50% each year. If the
                                          Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its
                                          performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 103.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)
[PERFORMANCE BAR CHART AND TABLE]

1999                                                                             -9.86%
2000                                                                             12.92%

The Fund's total return from 1/1/01 to 9/30/01 was -2.23%.

                                                                               Best quarter:           17.31%    12/31/00
                                                                               Worst quarter:         -13.12%     9/30/99

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

   The bar chart and table show how
   the Fund has performed and how its
   performance has varied from year to
   year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that the
   Fund's value varied at different
   times. The table below it compares
   the Fund's performance over time to
   that of the S&P 500(R) Index, a
   widely recognized, unmanaged index
   of common stocks. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                    1      SINCE INCEPTION
                                                   YEAR       (9/1/98)
 TRUST SHARES(2)                                  12.92%        9.16%
 S&P 500(R) INDEX                                 -9.11%       16.22%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Trust Shares, which commenced operations on 12/3/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.80%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        1.17%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.97%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.76% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.56%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                     1      3         5       10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     TRUST SHARES                 $200   $618    $1,062   $2,296

As an investor in the Select
   Equity Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                         AMSOUTH ENHANCED
                                                              MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce long-term growth of capital by
                                          investing primarily in a diversified portfolio of common
                                          stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock. The
                                          portfolio manager does not currently intend to purchase
                                          convertible securities.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in a broadly diversified portfolio of S&P
                                          500(R) stocks, overweighting relative to their S&P weights those that the portfolio manager believes to be undervalued compared to others in the index. The Fund seeks to maintain risk characteristics similar to that of the S&P 500(R) Index and, normally, invests at least 80% of its assets in common stocks drawn from the Index.
                                          The portfolio manager's stock selection process utilizes
                                          computer-aided quantitative analysis. The portfolio
                                          manager's computer models use many types of data, but
                                          emphasize technical data such as price and volume
                                          information. Applying these models to stocks within the S&P
                                          500(R), the portfolio manager hopes to generate more capital growth than that of the S&P 500(R). The portfolio manager's emphasis on technical analyses can result in significant
                                          shifts in portfolio holdings at different times. However,
                                          stringent risk controls at the style, industry and
                                          individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500(R).
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- stocks in the S&P
                                          500(R) Index which are primarily large cap companies -- will underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 103.
                                          "S&P 500" is a registered service mark of Standard & Poor's
                                          Corporation, which does not sponsor and is in no way
                                          affiliated with the Fund.

                                                         AMSOUTH ENHANCED
                                                              MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)
[BAR GRAPH]

1999                                                                             21.35%
2000                                                                             -8.05%

The Fund's total return from 1/1/01 to 9/30/01 was -21.46%.

                                                                               Best quarter:           14.44%    12/31/99
                                                                               Worst quarter:          -7.33%    12/31/00

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

                                                     1      SINCE INCEPTION
                                                   YEAR        (9/1/98)
 TRUST SHARES(2)                                   -8.05%       16.65%
 S&P 500(R) INDEX                                  -9.11%       16.22%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Trust Shares, which commenced operations on 12/11/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

                                                         AMSOUTH ENHANCED
                                                              MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.45%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.59%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.04%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.45% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.90%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                     1      3      5       10
                                                                                  YEAR   YEARS  YEARS   YEARS
                                                     TRUST SHARES                 $106   $331   $574   $1,271

As an investor in the Enhanced
   Market Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                    AMSOUTH INTERNATIONAL
                                                              EQUITY FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          non-U.S. companies (i.e., incorporated or organized outside the United States).
                                          In choosing stocks for the Fund, the Fund's Sub-Advisor,
                                          Lazard Asset Management, looks for established companies in economically developed countries that it believes are
                                          undervalued based on their return on total capital or
                                          equity. The Sub-Advisor attempts to identify securities that are undervalued according to traditional measures of
                                          relative value, including low price to earnings ratio, low price to cash flow ratio, or low price to book value ratio, as well as the Sub-Advisor's judgement regarding an
                                          underlying company's internal return on capital,
                                          unrecognized assets, or potential change in business
                                          strategy.
                                          The Sub-Advisor focuses on individual stock selection (a
                                          "bottom-up" approach) rather than on forecasting stock
                                          market trends (a "top-down" approach).
                                          The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the portfolio manager and Sub-Advisor.
                                          Ordinarily, the Fund invests in at least three different
                                          foreign countries. Although the Fund invests primarily in
                                          the stocks of companies located in developed foreign
                                          countries, it may invest up to 10% of its total assets in
                                          typically large companies located in emerging markets. In
                                          addition, the Fund may have substantial investments in
                                          American and Global Depositary Receipts.
                                          For a more complete description of the various securities in which a Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 93 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: The Fund's performance will be influenced by
                                          political, social and economic factors affecting companies in foreign countries. The securities of foreign issuers
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          Foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company
                                          information, political instability, and differing auditing and legal standards. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Fund's holdings or an
                                          overall decline in the stock markets of the foreign
                                          countries in which the Fund is invested.
                                          INVESTMENT STYLE RISK: Emerging market countries have
                                          economic structures that are generally less diverse and
                                          mature, and political systems that are less stable, than
                                          those of developed countries. As a result, their markets are more volatile.
                                          Value stocks involve the risk that they may never reach what the Sub-Advisor believes is their full market value. They
                                          also may decline in price, even though in theory they are
                                          already underpriced.
                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.

                                                    AMSOUTH INTERNATIONAL
                                                              EQUITY FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)
[BAR GRAPH]

1998                                                                              9.48%
99                                                                               26.72%
2000                                                                            -11.39%

The Fund's total return from 1/1/01 to 9/30/01 was -27.49%.

                                                                               Best quarter:           18.79%    12/31/98
                                                                               Worst quarter:         -19.33%     9/30/98

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. Of course, past performance does not indicate how the Fund will perform in the future.

                                                     1      SINCE INCEPTION
                                                   YEAR        (8/15/97)
 TRUST SHARES(2)                                  -11.39%        5.36%
 EAFE INDEX                                       -14.17%        7.50%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Trust Shares, which commenced operations on 12/14/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

                                                    AMSOUTH INTERNATIONAL
                                                              EQUITY FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           1.25%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.54%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.79%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.22% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.47%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                               3        5        10
                                                                                  1 YEAR   YEARS    YEARS     YEARS
                                                     TRUST SHARES                  $182     $563     $970    $2,105

As an investor in the
   International Equity Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.
Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW


                          STRATEGIC PORTFOLIOS

                                          These Funds are "funds of funds" which will invest
                                          substantially all of their assets in Trust Shares of other
                                          Funds of the AmSouth Funds (Underlying Funds) as described herein.

    WHO MAY WANT TO INVEST?               Consider investing in these Funds if you are:
                                          - seeking to spread your investment among many different
                                          mutual funds that match your goals in one simple package
                                          - seeking investment professionals to select and maintain a portfolio of mutual funds for you
                                          - seeking the benefits of asset allocation and multiple
                                          levels of risk reducing diversification
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              AGGRESSIVE GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in six
                                          Underlying Funds which invest primarily in equity securities and up to 30% of its total assets in one Underlying Fund
                                          which invests in money market instruments. The Fund will
                                          invest its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       Large Cap Fund                                                    0%-70%
                                       Capital Growth Fund                                               0%-45%
                                       Small Cap Fund                                                    0%-30%
                                       International Equity Fund                                         0%-20%
                                       Mid Cap Fund                                                      0%-30%
                                       Value Fund                                                        0%-70%
                                       Prime Money Market Fund                                           0%-30%

                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 93.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   AGGRESSIVE GROWTH PORTFOLIO


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)
[PERFORMANCE BAR CHART AND TABLE]

2000                                                                             1.47%

The Fund's total return from 1/1/01 to 9/30/01 was -16.82%.

                                                                               Best quarter:            3.07%     3/31/00
                                                                               Worst quarter:          -1.97%    12/31/00

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Trust Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

                                                    1      SINCE INCEPTION
                                                   YEAR       (1/28/99)
 TRUST SHARES                                      1.47%        9.00%
 S&P 500(R) INDEX                                 -9.10%        5.71%

(1) Both charts assume reinvestment of dividends and distributions.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              AGGRESSIVE GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES             TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)            SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 --------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 --------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES              TRUST
              (FEES PAID FROM FUND ASSETS)               SHARES
 Management Fee                                           0.20%
 --------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 --------------------------------------------------------------
 Other Expenses(3)                                        0.88%
 --------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.08%
 --------------------------------------------------------------
 Fee Waiver and/or Expense Reimbursement(4)              (0.05)%
 --------------------------------------------------------------
   Net Expenses(4)                                        1.03%
 --------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.52% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.72%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules. As reduced, the shareholder servicing fees are 0.10% for Trust Shares. Absent such reduction, the shareholder servicing fees for Trust Shares would be 0.15%.

AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

                                                     TRUST SHARES                                                  2.37%

                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.
As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              AGGRESSIVE GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              EXPENSE EXAMPLE

                                                                                            1        3          5         10
                                                                                         YEAR    YEARS      YEARS      YEARS
                                                     TRUST SHARES                        $240     $739     $1,265     $2,706

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in seven
                                          Underlying Funds which invest primarily in equity
                                          securities, up to 25% of its total assets in one Underlying
                                          Fund which invests primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:

                                       UNDERLYING FUND                                               STRATEGY RANGE
                                       Large Cap Fund                                                    0%-65%
                                       Capital Growth Fund                                               0%-25%
                                       Equity Income Fund                                                0%-25%
                                       Small Cap Fund                                                    0%-25%
                                       International Equity Fund                                         0%-15%
                                       Value Fund                                                        0%-65%
                                       Prime Money Market Fund                                           0%-20%
                                       Mid Cap Fund                                                      0%-25%
                                       Government Income Fund                                            0%-25%

                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 93.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)
[PERFORMANCE BAR CHART AND TABLE]

2000                                                                             0.75%

The Fund's total return from 1/1/01 to 9/30/01 was -11.45%.

                                                                               Best quarter:           2.15%     3/31/00
                                                                               Worst quarter:         -1.84%    12/31/00

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Trust Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

                                                     1      SINCE INCEPTION
                                                   YEAR        (2/1/99)
 TRUST SHARES                                       0.75%        4.81%
 S&P 500(R) INDEX                                  -9.11%        2.89%

(1) Both charts assume reinvestment of dividends and distributions.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


FEES AND EXPENSES

           SHAREHOLDER TRANSACTION EXPENSES             TRUST
          (EXPENSES PAID BY YOU DIRECTLY)(1)            SHARES
 Maximum Sales Charge (Load) on Purchases                 None
 -------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                     None
 -------------------------------------------------------------
 Redemption Fee(2)                                       0.00%

            ANNUAL FUND OPERATING EXPENSES              TRUST
             (FEES PAID FROM FUND ASSETS)               SHARES
 Management Fee                                          0.20%
 -------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  None
 -------------------------------------------------------------
 Other Expenses(3)                                       0.92%
 -------------------------------------------------------------
   Total Fund Operating Expenses(3)                      1.12%
 -------------------------------------------------------------
 Fee Waiver and/or Expense Reimbursement(4)             (0.05)%
 -------------------------------------------------------------
   Net Expenses(4)                                       1.07%
 -------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.53% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.73%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are 0.10% for Trust Shares. Absent such reduction, the shareholder servicing fees for Trust Shares would be 0.15%.

AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

                                                     TRUST SHARES                                                  2.35%

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.
As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              EXPENSE EXAMPLE

                                                                                            1        3          5         10
                                                                                         YEAR    YEARS      YEARS      YEARS
                                                     TRUST SHARES                        $238     $733     $1,255     $2,686

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth and a moderate level of current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in seven
                                          Underlying Funds which invest primarily in equity
                                          securities, 0% to 80% of its total assets in two Underlying
                                          Funds which invest primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:

                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       International Equity Fund                                         0%-15%
                                       Small Cap Fund                                                    0%-20%
                                       Mid Cap Fund                                                      0%-20%
                                       Value Fund                                                        0%-60%
                                       Government Income Fund                                            0%-60%
                                       Large Cap Fund                                                    0%-60%
                                       Capital Growth Fund                                               0%-25%
                                       Equity Income Fund                                                0%-25%
                                       Limited Term Bond Fund                                            0%-20%
                                       Prime Money Market Fund                                           0%-20%

                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          The Fund also invests in Underlying Funds that invest
                                          primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the
                                          potential for a decline in bond prices due to rising
                                          interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 93.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   GROWTH AND INCOME PORTFOLIO


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)
                                     [PERFORMANCE BAR CHART AND TABLE]

2000                                                                             4.28%

                                     The Fund's total return from 1/1/01 to
                                     9/30/01 was -6.75%.

                                                                               Best quarter            1.70%     3/31/00
                                                                               Worst quarter:          0.17%    12/31/00

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Trust Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

                                                    1      SINCE INCEPTION
                                                   YEAR        2/8/99
 TRUST SHARES                                      4.28%        6.68%
 S&P 500(R) INDEX                                 -9.11%        3.48%

(1) Both charts assume reinvestment of dividends and distributions.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES             TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)            SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 --------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 --------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES              TRUST
              (FEES PAID FROM FUND ASSETS)               SHARES
 Management Fee                                           0.20%
 --------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 --------------------------------------------------------------
 Other Expenses(3)                                        0.55%
 --------------------------------------------------------------
   Total Fund Operating Expenses(3)                       0.75%
 --------------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement(4)                                        (0.05)%
 --------------------------------------------------------------
   Net Expenses(4)                                        0.70%
 --------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.37% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.57%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are 0.10% for Trust Shares. Absent such reduction, the shareholder servicing fees for Trust Shares would be 0.15%.

AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO

                                                     TRUST SHARES                                                  1.96%

                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.
   As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
   In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              EXPENSE EXAMPLE

                                                                                           1      3         5        10
                                                                                        YEAR   YEARS    YEARS     YEARS
                                                     TRUST SHARES                       $199   $615    $1,057    $2,285

   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
     - $10,000 investment
     - 5% annual return
     - no changes in the Fund's
       operating expenses
     - redemption at the end of
       each time period

   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income and a moderate level of capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within Funds within predetermined strategy ranges, as set
                                          forth below. The Advisor will make allocation decisions
                                          according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 80% of its total assets in four
                                          Underlying Funds which invest primarily in equity
                                          securities, 0% to 100% of its total assets in two Underlying
                                          Funds which invest primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:

                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       Government Income Fund                                            0%-70%
                                       Limited Term Bond Fund                                            0%-45%
                                       Large Cap Fund                                                    0%-50%
                                       Capital Growth Fund                                               0%-15%
                                       Value Fund                                                        0%-50%
                                       Equity Income Fund                                                0%-15%
                                       Prime Money Market Fund                                           0%-20%

                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest
                                          rate and credit risk. Interest rate risk is the potential
                                          for a decline in bond prices due to rising interest rates.
                                          Credit risk is the possibility that the issuer of a
                                          fixed-income security will fail to make timely payments of interest or principal, or that the security will have its
                                          credit rating downgraded.
                                          The Fund also invests in Underlying Funds that invest
                                          primarily in equity securities. Stocks and other equity
                                          securities fluctuate in price, often based on factors
                                          unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 93.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)
[PERFORMANCE BAR CHART AND TABLE]

2000                                                                             5.93%

The Fund's total return from 1/1/01 to 9/30/01 was -2.90%.

                                                                               Best quarter:           2.03%     9/30/00
                                                                               Worst quarter:          1.06%    12/31/00

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Trust Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance does not indicate how the Fund will perform in the future.

                                                    1      SINCE INCEPTION
                                                   YEAR        2/10/99
 TRUST SHARES                                      5.93%        5.07%
 S&P 500(R) INDEX                                 -9.11%        3.48%

(1) Both charts assume reinvestment of dividends and distributions.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES


FEES AND EXPENSES

           SHAREHOLDER TRANSACTION EXPENSES             TRUST
          (EXPENSES PAID BY YOU DIRECTLY)(1)            SHARES
 Maximum Sales Charge (Load) on Purchases                 None
 -------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                     None
 -------------------------------------------------------------
 Redemption Fee(2)                                       0.00%

            ANNUAL FUND OPERATING EXPENSES              TRUST
             (FEES PAID FROM FUND ASSETS)               SHARES
 Management Fee                                          0.20%
 -------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  None
 -------------------------------------------------------------
 Other Expenses(3)                                       0.89%
 -------------------------------------------------------------
   Total Fund Operating Expenses(3)                      1.09%
 -------------------------------------------------------------
 Fee Waiver and/or Expense Reimbursement(4)             (0.05)%
 -------------------------------------------------------------
   Net Expenses(4)                                       1.04%
 -------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.51% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.71%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are 0.10% for Trust Shares. Absent such reduction, the shareholder servicing fees for Trust Shares would be 0.15%.

       AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO


                                                     TRUST SHARES                                                  2.25%

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.
   As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
   In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES


                                              EXPENSE EXAMPLE

                                                                                           1      3         5       10
                                                                                        YEAR   YEARS    YEARS    YEARS
                                                     TRUST SHARES                       $228   $703    $1,205   $2,585

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                 OVERVIEW
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSE


                          INCOME FUNDS

    TAXABLE FUNDS                         The Bond Fund, the Government Income Fund, the Limited Term
                                          Bond Fund, and the Limited Term U.S. Government Fund seek
                                          current income and invest primarily in fixed income
                                          securities, such as U.S. government securities, or
                                          corporate, bank and commercial obligations.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value
    TAX-FREE FUNDS                        The Municipal Bond Fund, Florida Tax-Exempt Fund, the
                                          Tennessee Tax-Exempt Fund and the Limited Term Tennessee
                                          Tax-Exempt Fund seek tax-exempt income and invest primarily in municipal securities which are exempt from Federal and, in the case of the Florida Tax-Exempt Fund, Florida
                                          intangible taxes and in the case of the Tennessee Funds,
                                          Tennessee intangible taxes.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to reduce Federal income or Florida or Tennessee intangible taxes
                                          - seeking monthly Federal tax-exempt dividends
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing through a tax-exempt retirement plan
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                                        AMSOUTH BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in bonds and other fixed-income securities. These investments include primarily U.S.
                                          corporate bonds and debentures and notes or bonds issued or guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund invests in debt securities only if they are high grade (rated at time of purchase in one of the three highest rating categories by a nationally
                                          recognized statistical rating organization (an "NRSRO"), or are determined by the portfolio manager to be of comparable quality). The Fund also invests in zero-coupon obligations which are securities which do not provide current income but represent ownership of future interest and principal
                                          payments on U.S. Treasury bonds.
                                          The Fund may purchase fixed-income securities of any
                                          maturity and although there is no limit on the Fund's
                                          average maturity, it is normally expected to be between five and ten years. In managing the Fund's portfolio, the manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates. The
                                          manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 93 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 103.

                                                        AMSOUTH BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)
[PERFORMANCE BAR CHART AND TABLE]

1991                                                                             15.32%
92                                                                                 7.3%
93                                                                                9.88%
94                                                                               -3.23%
95                                                                               18.41%
96                                                                                2.56%
97                                                                                9.21%
98                                                                                 9.4%
99                                                                               -2.46%
2000                                                                             12.22%

The Fund's total return from 1/1/01 to 9/30/01 was 7.82%.

                                                                               Best quarter:            6.53%     6/30/95
                                                                               Worst quarter:          -2.39%     3/31/94

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance does not indicate how the Fund will perform in the future.

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/88)
 TRUST SHARES(2)                                  12.22%    6.05%     7.65%          8.00%
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX     11.84%    6.23%     8.00%          8.53%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Trust Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/ RETURN AND
   EXPENSES                                             AMSOUTH BOND FUND




                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
             (FEES PAID BY YOU DIRECTLY)(1)               SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.65%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.45%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.10%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.19% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.84%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Bond Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                              EXPENSE EXAMPLE

                                                                                   1      3      5       10
                                                                                  YEAR   YEARS  YEARS  YEARS
                                                     TRUST SHARES                 $112   $350   $606   $1,340

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                          AMSOUTH LIMITED
                                                           TERM BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in short-term fixed income
                                          securities with maturities of five years or less,
                                          principally corporate bonds and securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable
                                          quality).
                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates and other economic factors. The manager then selects individual
                                          securities whose maturities fit this target and which the
                                          manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 103.

                                                          AMSOUTH LIMITED
                                                           TERM BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)
BAR GRAPH

1991                                                                             11.94%
92                                                                                6.03%
93                                                                                7.16%
94                                                                                -1.8%
95                                                                               12.72%
96                                                                                3.69%
97                                                                                6.84%
98                                                                                7.26%
99                                                                                1.46%
2000                                                                              8.35%

The Fund's total return from 1/1/01 to 9/30/01 was 7.76%.

                                                                               Best quarter:           4.02%     6/30/95
                                                                               Worst quarter:         -1.41%     3/31/94

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. Of course, past performance does not indicate how the Fund will perform in the future.

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS        (2/1/89)
 TRUST SHARES(2)                                  8.35%     5.49%     6.28%          6.76%
 MERRILL LYNCH 1-5 YEAR GOVERNMENT/
 CORPORATE BOND INDEX                             8.88%     6.08%     6.92%          7.51%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Trust Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

                                                          AMSOUTH LIMITED
                                                           TERM BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.65%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.47%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.12%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.21% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.86%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Limited
   Term Bond Fund, you will pay
   the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                              EXPENSE EXAMPLE

                                                                                   1      3      5       10
                                                                                  YEAR   YEARS  YEARS  YEARS
                                                     TRUST SHARES                 $114   $356   $617   $1,363

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                       AMSOUTH GOVERNMENT
                                                              INCOME FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. These investments are principally
                                          mortgage-related securities, U.S. Treasury obligations and
                                          U.S. government agency obligations.
                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates. The
                                          manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          PREPAYMENT RISK: If a significant number of mortgages
                                          underlying a mortgage backed security are refinanced, the
                                          security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 103.

                                                       AMSOUTH GOVERNMENT
                                                              INCOME FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)
[PERFORMANCE BAR CHART AND TABLE]

1994                                                                             -0.39%
95                                                                               14.32%
96                                                                                4.05%
97                                                                                9.39%
98                                                                                7.26%
99                                                                                0.74%
2000                                                                             10.83%

The Fund's total return from 1/1/01 to 9/30/01 was 7.56%.

                                                                               Best quarter:           4.53%     6/30/95
                                                                               Worst quarter:         -1.43%     3/31/94

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. Of course, past performance does not indicate how the Fund will perform in the future.

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS      (10/01/93)
 TRUST SHARES(2)                                  10.83%    6.39%         6.25%
 LEHMAN BROTHERS MORTGAGE INDEX                   11.17%    6.92%         6.88%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Trust Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

                                                       AMSOUTH GOVERNMENT
                                                              INCOME FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
                (FEES BY YOU DIRECTLY)(1)                 SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.65%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.45%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.10%
 ---------------------------------------------------------------

                                  ()(1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.19% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.84%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Government
   Income Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                 $112   $350    $606    $1,340

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                     AMSOUTH LIMITED TERM
                                                     U.S. GOVERNMENT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with high current income without assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in fixed income securities with maturities of five years or less issued or guaranteed as to payment of principal and interest by the U.S. Government,
                                          its agencies or instrumentalities, and enters into
                                          repurchase agreements in respect of such securities.
                                          In managing the Fund's portfolio, the manager sets, and
                                          periodically adjusts, a target for the interest rate
                                          sensitivity of the Fund based upon expectations about
                                          interest rates and other economic factors. The manager then selects individual securities whose maturities fit this
                                          target and which the manager believes offer the best
                                          relative value.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 93 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            INCOME RISK: Prices of U.S. Government securities tend to
                                          move inversely with changes in interest rates. The most
                                          immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Fund's share price as well.
                                          INTEREST RATE RISK: Interest rate risk is usually greater
                                          for fixed-income securities with longer maturities or
                                          durations. A security backed by the U.S. Government is
                                          guaranteed only as to timely payment of interest and
                                          principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed. As a result, the value of your investment in the Fund will
                                          fluctuate and you could lose money by investing in the Fund.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.

                                                     AMSOUTH LIMITED TERM
                                                     U.S. GOVERNMENT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2,3)
[BAR GRAPH]

1991                                                                              12.7%
92                                                                                5.51%
93                                                                                7.04%
94                                                                               -1.02%
95                                                                               10.88%
96                                                                                2.69%
97                                                                                6.18%
98                                                                                6.64%
99                                                                                1.08%
2000                                                                              7.55%

The Fund's total return from 1/1/01 to 9/30/01 was 6.37%.

                                                                               Best quarter:           4.77%     9/30/91
                                                                               Worst quarter:         -1.41%     3/31/92

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1,2)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-5 Year Government Bond Index, a recognized, unmanaged index of short-term U.S. Government securities. Of course, past performance does not indicate how the Fund will perform in the future.

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/86)
 TRUST SHARES(3)                                  7.55%     4.80%     5.85%          6.10%
 MERRILL LYNCH 1-5 YEAR GOV'T BOND INDEX          8.88%     6.08%     6.92%            N/A

(1) Both charts assume reinvestment of dividends and distributors.

(2) The Limited Term U.S. Government Fund commenced operations on 2/28/97 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Trust Shares, which commenced operations on 12/14/98 is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

                                                     AMSOUTH LIMITED TERM
                                                     U.S. GOVERNMENT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
                (FEES BY YOU DIRECTLY)(1)                 SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.65%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.67%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.32%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.35% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Limited
   Term U.S. Government Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                              EXPENSE EXAMPLE

                                                                                   1      3       5        10
                                                                                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                 $134   $418    $723    $1,590

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                        AMSOUTH MUNICIPAL
                                                                BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce as high a level of current federal tax-exempt income, as is consistent with the preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in municipal securities that
                                          provide income that is exempt from federal income tax and
                                          not subject to the federal alternative minimum tax for
                                          individuals. Municipal securities are debt obligations, such as bonds and notes, issued by states, territories and
                                          possessions of the United States and their political
                                          subdivisions, agencies and instrumentalities. Additionally, the Fund concentrates its investments in municipal
                                          securities issued by the State of Alabama and its political subdivisions. The Fund invests in debt securities only if
                                          they are high-grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality).
                                          The Fund may purchase securities of any maturity. In
                                          managing the Fund's portfolio, the portfolio manager uses a
                                          "top down" investment management approach focusing on a
                                          security's maturity. The portfolio manager sets, and
                                          continually adjusts, a target for the interest rate
                                          sensitivity of the Fund based upon expectations about
                                          interest rates and other economic factors. The portfolio
                                          manager then selects individual securities whose maturities fit this target, have a certain level of credit quality, and which the portfolio manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          CONCENTRATION RISK: By concentrating its investments in
                                          securities issued by Alabama and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Alabama than funds that are more geographically diversified.
                                          Additionally, because of the relatively small number of
                                          issuers of Alabama municipal securities, the Fund is likely to invest in a limited number of issuers.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 103.

                                                        AMSOUTH MUNICIPAL
                                                                BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2,3)
[BAR GRAPH]

1991                                                                              9.79%
92                                                                                5.94%
93                                                                                7.56%
94                                                                               -2.61%
95                                                                               10.36%
96                                                                                3.48%
97                                                                                6.31%
98                                                                                5.42%
99                                                                               -1.57%
2000                                                                              9.08%

The Fund's total return from 1/1/01 to 9/30/01 was 5.36%.

                                                                               Best quarter:           3.73%     3/31/95
                                                                               Worst quarter:         -3.51%     3/31/94


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 3-7 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities. Of course, past performance does not indicate how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (07/01/97)
 TRUST SHARES(3)                                  9.08%     4.48%     5.29%          5.90%
 MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND INDEX      8.24%     5.09%     6.09%          5.33%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which commenced operations on 2/3/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge (CDSC).

(3) Performance for the Trust Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

                                                        AMSOUTH MUNICIPAL
                                                                BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
                (FEES BY YOU DIRECTLY)(1)                 SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.65%
 ---------------------------------------------------------------
 Distribution and Service (12b-1) Fee                     0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.45%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.10%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.09% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.74%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Municipal
   Bond Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                              EXPENSE EXAMPLE

                                                                                   1        3       5        10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     TRUST SHARES                 $112   $350    $606    $1,340

Use the table at right to compare
   fees and expenses with those
   of other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

                                                          AMSOUTH FLORIDA
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce as high a level of current
                                          interest income exempt from Federal income taxes and Florida intangibles taxes as is consistent with the preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in municipal securities of the
                                          State of Florida and its political subdivisions that provide income exempt from Federal personal income tax and Florida intangible personal property tax. The Fund invests in
                                          Florida municipal securities only if they are high grade
                                          (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the
                                          portfolio manager to be of comparable quality). The Fund may purchase securities of any maturity.
                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The portfolio manager sets, and
                                          continually adjusts, a target for the interest rate
                                          sensitivity of the Fund's portfolio based on expectations
                                          about interest rate movements. The portfolio manager then
                                          selects securities consistent with this target based on
                                          their individual characteristics.
                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Florida and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Florida than funds that are more geographically diversified.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.
                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 103.

                                                          AMSOUTH FLORIDA
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)
[BAR GRAPH]

1995                                                                             11.04%
96                                                                                 3.6%
97                                                                                6.69%
98                                                                                5.44%
99                                                                               -1.24%
2000                                                                              8.62%

The Fund's total return for 1/1/01 to 9/30/01 was 4.94%.

                                                                               Best quarter:           4.40%     3/31/95
                                                                               Worst quarter:         -1.82%     6/30/99


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 3-7 Year Municipal Bond Index, an unmanaged index generally representative of the intermediate-term municipal bonds. Of course, past performance does not indicate how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS       (9/30/94)
 TRUST SHARES(2)                                  8.62%     4.57%         5.21%
 MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND INDEX      8.24%     5.09%         5.63%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Trust Shares, which commenced operations on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

                                                          AMSOUTH FLORIDA
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.65%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.54%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.19%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.10% for Trust Shares. Total expenses after fee waivers and expense reimbursements Trust Shares are 0.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Florida
   Tax-Exempt Fund, you will pay
   the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                              EXPENSE EXAMPLE

                                                                                   1      3      5       10
                                                                                  YEAR   YEARS  YEARS  YEARS
                                                     TRUST SHARES                 $121   $378   $654   $1,443

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                        AMSOUTH TENNESSEE
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from Federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities and corporations that
                                          provide income exempt from Federal and Tennessee personal
                                          income taxes.
                                          The average dollar-weighted credit rating of the municipal obligations held by the Fund will be at least A-. To further limit credit risk, the Fund invests only in investment grade municipal obligations or the unrated equivalent as
                                          determined by the portfolio manager. The portfolio manager evaluates municipal obligations based on credit quality,
                                          financial outlook and yield potential. Although the Fund
                                          concentrates its assets in Tennessee municipal obligations, the portfolio manager strives to diversify the portfolio
                                          across sectors and issuers within Tennessee. The Fund may
                                          purchase securities of any maturity.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 93 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Tennessee and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Tennessee than funds that are more geographically
                                          diversified.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.
                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.

                                                        AMSOUTH TENNESSEE
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2,3)
[BAR GRAPH]

1991                                                                              9.31
92                                                                                5.46
93                                                                               10.25
94                                                                               -8.57
95                                                                                13.4
96                                                                                1.39
97                                                                                7.16
98                                                                                4.51
99                                                                               -2.83
2000                                                                              8.82

The Fund's total return from 1/1/01 to 9/30/01 was 4.48%.

                                                                               Best quarter:           5.91%      3/31/95
                                                                               Worst quarter:         -8.12%      3/31/94

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Municipal 10-Year Index, a recognized, unmanaged index of investment grade municipal obligations. Of course, past performance does not indicate how the Fund will perform in the future.

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/80)
 TRUST SHARES(3)                                   8.82%    3.73%     4.69%          6.41%
 LEHMAN BROTHERS MUNICIPAL 10-YEAR INDEX          10.75%    5.92%     7.43%          9.12%

(1)  Both charts assume reinvestment of dividends and distributions.

(2) The Tennessee Tax-Exempt Fund commenced operations on 3/28/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

(3) Performance for the Trust Shares, which commenced operations on 10/3/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

                                                        AMSOUTH TENNESSEE
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.65%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 ---------------------------------------------------------------
 Other Expense(3)                                         0.58%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.23%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.29% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.94%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Tennessee
   Tax-Exempt Fund, you will pay
   the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                              EXPENSE EXAMPLE

                                                                                   1      3      5       10
                                                                                  YEAR   YEARS  YEARS  YEARS
                                                     TRUST SHARES                 $125   $390   $676   $1,489

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                     AMSOUTH LIMITED TERM
                                                TENNESSEE TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from Federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities and corporations that
                                          provide income exempt from Federal and Tennessee personal
                                          income taxes.
                                          To pursue this goal, the Fund invests primarily in
                                          short-term municipal fixed income securities with maturities of five years or less. The average dollar-weighted credit
                                          rating of the municipal obligations held by the Fund will be at least A-. To further limit credit risk, the Fund invests only in investment grade municipal obligations or the
                                          unrated equivalent as determined by the portfolio manager.
                                          The portfolio manager evaluates municipal obligations based on credit quality, financial outlook and yield potential.
                                          Although the Fund concentrates its assets in Tennessee
                                          municipal obligations, the portfolio manager strives to
                                          diversify the portfolio across sectors and issuers within
                                          Tennessee.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 93 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Tennessee and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Tennessee than funds that are more geographically
                                          diversified.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.
                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.

                                                     AMSOUTH LIMITED TERM
                                                TENNESSEE TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1,2)
[BAR GRAPH]

1991                                                                              8.14%
92                                                                                4.61%
93                                                                                6.38%
94                                                                               -2.62%
95                                                                                 8.4%
96                                                                                2.17%
97                                                                                5.42%
98                                                                                3.76%
99                                                                               -1.00%
2000                                                                               6.2%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/01 to 9/30/01 was 4.53%.

                                                                               Best quarter:           2.87%    12/31/91
                                                                               Worst quarter:         -2.94%     3/31/94

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 3-7 Year Municipal Bond Index, a recognized, unmanaged index generally representative of municipal bonds with intermediate maturities. Both the bar chart and the table assume the reinvestment of dividends and distributions. Because Trust Shares have not yet commenced operations, these returns reflect the performance of the Fund's Class A Shares that are offered in a separate prospectus. Trust Shares will have annual returns substantially similar to those of the Class A Shares because Trust Shares and Class A Shares each invest in the same portfolio of securities. Their annual returns will differ only to the extent that they do not have the same expenses. Of course, past performance does not indicate how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1,2)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS       (12/31/86)
 CLASS A SHARES
 (without 4.00% sales charge)                     6.20%     3.28%     4.09%          4.27%
 MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND INDEX      8.24%     5.09%     6.09%            N/A

(1) Both charts assume reinvestment of dividends and distributions.

(2) The Limited Term Tennessee Tax-Exempt Fund commenced operations on 2/28/97 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

                                                     AMSOUTH LIMITED TERM
                                                TENNESSEE TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.65%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.91%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       1.56%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.53% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 1.18%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Limited
   Term Tennessee Tax-Exempt
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                              EXPENSE EXAMPLE

                                                                                   1      3      5       10
                                                                                  YEAR   YEARS  YEARS  YEARS
                                                     TRUST SHARES                 $159   $493   $350   $1,856

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                                 OVERVIEW
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking preservation of capital
                                          - investing short-term reserves
                                          - willing to accept lower potential returns in exchange for a higher degree of safety
                                          - in the case of the Tax-Exempt Money Market Fund, seeking
                                          Federal tax-exempt income
                                          These Funds may not be appropriate if you are:
                                          - seeking high total return
                                          - pursuing a long-term goal or investing for retirement

                                                            AMSOUTH PRIME
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests only in U.S. dollar-denominated,
                                          "high-quality" short-term debt securities, including the
                                          following:
                                          - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
                                          - certificates of deposit, time deposits, bankers'
                                          acceptances and other short-term securities issued by
                                            domestic or foreign banks or their subsidiaries or
                                            branches
                                          - domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest
                                          - obligations issued or guaranteed by one or more foreign
                                          governments or their agencies or instrumentalities,
                                            including obligations of supranational entities
                                          - asset-backed securities
                                          - repurchase agreements collateralized by the types of
                                            securities listed above
                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1"
                                          by Moody's Investors Service, Inc.) or one NRSRO if only
                                          rated by one NRSRO or (ii) if unrated, are determined by the portfolio manager to be of comparable quality.
                                          When selecting securities for the Fund's portfolio, the
                                          portfolio manager first considers safety of principal and
                                          the quality of an investment. The portfolio manager then
                                          focuses on generating a high-level of income. The portfolio manager generally evaluates investments based on interest
                                          rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which
                                          the portfolio manager believes to be the best relative
                                          values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as commercial paper. The lower a security's rating, the greater its credit risk.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                            AMSOUTH PRIME
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)
                                            [Prime Obligations Fund Performance
                                            Bar Chart]

1991                                                                             5.77%
92                                                                               3.39%
93                                                                               2.61%
94                                                                               3.72%
95                                                                                5.5%
96                                                                               4.92%
97                                                                               5.09%
98                                                                               4.98%
99                                                                                4.6%
2000                                                                             5.85%

                                            The Fund's total return from 1/1/01
                                            to 9/30/01 was 3.08%.

                                                                               Best quarter:          1.66%     3/31/91
                                                                               Worst quarter:         0.63%     6/30/93

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                 1         5         10      SINCE INCEPTION
                                                YEAR     YEARS     YEARS         8/8/88
 TRUST SHARES                                  5.85%     5.09%     4.64%          5.35%

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2000, the Fund's 7-day yield for Trust Shares was 6.14%. Without fee waivers and expense reimbursements, the Fund's yield would have been 5.94% for Trust Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                            AMSOUTH PRIME
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
                (FEES BY YOU DIRECTLY)(1)                 SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.40%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.44%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       0.84%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.23% for Trust Shares. Total expenses after fee waivers and expense reimbursements for and Trust Shares are 0.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Prime Money
   Market Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                              EXPENSE EXAMPLE

                                                                                   1        3      5       10
                                                                                  YEAR   YEARS  YEARS   YEARS
                                                     TRUST SHARES                 $86    $268   $466   $1,037

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                    AMSOUTH U.S. TREASURY
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          short-term U.S. dollar-denominated obligations issued by the
                                          U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities.
                                          The Fund invests based on considerations of safety of
                                          principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest
                                          available yield at a particular time. The Fund will attempt to increase its yield by tending to take advantage of
                                          short-term market variations. The portfolio manager
                                          generally calculates investments based on interest rate
                                          sensitivity.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                    AMSOUTH U.S. TREASURY
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)
[BAR GRAPH]

1991                                                                             5.48%
92                                                                               3.32%
93                                                                               2.54%
94                                                                               3.55%
95                                                                                5.3%
96                                                                               4.69%
97                                                                               4.75%
98                                                                                4.6%
99                                                                               4.17%
2000                                                                             5.41%

The Fund's total return from 1/1/01 to 9/30/01 was 2.94%.

                                                                               Best quarter:          1.54%    03/31/91
                                                                               Worst quarter:         0.62%    12/31/93

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                                                                                  SINCE
                                                    1         5         10      INCEPTION
                                                   YEAR     YEARS     YEARS      9/8/88
 TRUST SHARES                                     5.41%     4.72%     4.38%       5.08%

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2000, the Fund's 7-day yield for Trust Shares was 5.56%. Without fee waivers and expense reimbursements, the Fund's yield would have been 5.46% for Trust Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                    AMSOUTH U.S. TREASURY
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
                (FEES BY YOU DIRECTLY)(1)                 SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.40%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.47%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       0.87%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.36% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.76%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the U.S.
   Treasury Money Market Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                              EXPENSE EXAMPLE

                                                                                 1        3      5       10
                                                                                YEAR   YEARS  YEARS   YEARS
                                                     TRUST SHARES               $89    $278   $482   $1,073

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                 AMSOUTH TREASURY RESERVE
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of
                                          capital and the maintenance of liquidity.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in U.S. Treasury securities and repurchase agreements in respect thereof. The Fund may
                                          invest up to 20% of its assets in other securities
                                          guaranteed as to payment of principal and interest by the
                                          U.S. Government and repurchase agreements in respect
                                          thereof.
                                          The income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not
                                          Federal, income taxes. Dividends and distributions
                                          attributable to income from repurchase agreements may be
                                          subject to Federal, state and local taxes.
                                          The Fund invests based on considerations of safety of
                                          principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest
                                          available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of
                                          short-term market variations. The portfolio manager
                                          generally evaluates investments based on interest rate
                                          sensitivity.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            INTEREST RATE RISK: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments.
                                          A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity.
                                          Neither the market value of such securities nor the Fund's share price is guaranteed.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                 AMSOUTH TREASURY RESERVE
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1,2)

1993                                                                             2.06%
94                                                                               4.05%
95                                                                               5.41%
96                                                                                4.9%
97                                                                               5.05%
98                                                                               4.93%
99                                                                               4.39%
2000                                                                             5.61%

The Fund's total return from 1/1/01 to 9/30/01 was 3.06%.

                                                                               Best quarter:            1.43%     12/31/00
                                                                               Worst quarter:           0.00%     12/31/93


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performances to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS       (10/1/92)
 TRUST SHARES(2)                                  5.61%     4.98%         4.54%

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2000, the Fund's 7-day yield for Trust Shares was 5.79%. Without fee waivers and expense reimbursements, the Fund's yield would have been 5.59% for Trust Shares for this time period. For current yield information on the Fund, call 1-800-852-0045. The Fund's yield appears in The Wall Street Journal each Thursday.

(2) The Treasury Money Market Fund commenced operations on 3/29/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

                                                 AMSOUTH TREASURY RESERVE
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee()                                         0.40%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                   None
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.45%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       0.85%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other case management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.24% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.64%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Treasury
   Reserve Money Market Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                              EXPENSE EXAMPLE

                                                                                   1      3      5       10
                                                                                  YEAR   YEARS  YEARS  YEARS
                                                     TRUST SHARES                 $87    $271   $471   $1,049

   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
     - $10,000 investment
     - 5% annual return
     - no changes in the Fund's
       operating expenses
     - redemption at the end of
       each time period

   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                       AMSOUTH TAX-EXEMPT
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks as high a level of current interest income
                                          exempt from federal income taxes as is consistent with the preservation of capital and relative stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in short-term municipal
                                          securities that provide income that is exempt from federal income tax and not subject to the federal alternative
                                          minimum tax for individuals. Short-term municipal securities are debt obligations, such as bonds and notes, issued by
                                          states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities which, generally have remaining maturities of one year or
                                          less. Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt
                                          notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the
                                          Fund to demand payment within a year. The Fund may also
                                          invest up to 10% of its total assets in the securities of
                                          money market mutual funds which invest primarily in
                                          obligations exempt from federal income tax.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on
                                          generating a high-level of income. The portfolio manager
                                          generally evaluates investments based on interest rate
                                          sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the
                                          portfolio manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          The Fund may also invest in certain other short-term debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 93 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as municipal notes. The lower a security's rating, the greater its credit risk.
                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 103.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                       AMSOUTH TAX-EXEMPT
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)
[Tax-Exempt Fund Performance Bar Chart]

1991                                                                             3.91%
92                                                                               2.59%
93                                                                               1.92%
94                                                                               2.33%
95                                                                               3.44%
96                                                                               3.03%
97                                                                                3.2%
98                                                                               2.99%
99                                                                               2.83%
2000                                                                             3.49%

The Fund's total return from 1/1/01 to 9/30/01 was 1.74%.

                                                                               Best quarter:          1.09%     3/31/91
                                                                               Worst quarter:         0.44%     3/31/94


The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)(1)

                                                    1         5         10      SINCE INCEPTION
                                                   YEAR     YEARS     YEARS         6/27/90
 TRUST SHARES                                     3.49%     3.10%     2.97%          3.10%

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2000, the Fund's 7-day yield for Trust Shares was 3.86%. Without fee waivers and expense reimbursements, the Fund's yield for Trust Shares would have been 3.66% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                       AMSOUTH TAX-EXEMPT
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                              FEES AND EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES              TRUST
           (EXPENSES PAID BY YOU DIRECTLY)(1)             SHARES
 Maximum Sales Charge (Load) on Purchases                  None
 ---------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                      None
 ---------------------------------------------------------------
 Redemption Fee(2)                                        0.00%

             ANNUAL FUND OPERATING EXPENSES               TRUST
              (FEES PAID FROM FUND ASSETS)                SHARES
 Management Fee                                           0.40%
 ---------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee                  0.00%
 ---------------------------------------------------------------
 Other Expenses(3)                                        0.46%
 ---------------------------------------------------------------
   Total Fund Operating Expenses(3)                       0.86%
 ---------------------------------------------------------------

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.25% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Trust Shares are 0.65%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Tax-Exempt
   Money Market Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                              EXPENSE EXAMPLE

                                                                                   1      3      5       10
                                                                                  YEAR   YEARS  YEARS  YEARS
                                                     TRUST SHARES                 $88    $274   $477   $1,061

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

 [ICON]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   CAPITAL APPRECIATION FUNDS
   VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   GROWTH FUND -- The Fund will normally invest at least 65% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 35% of the value of its assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States.

   At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P, Fitch and Duff are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

   LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

   MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies publicly traded on U.S. exchanges that have medium market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Medium market capitalization companies are generally those whose market capitalization is similar to companies in the Russell Midcap Growth Index. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The Sub-Advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

   Securities of foreign issuers (including ADRs) fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities tend to be more volatile than U.S. securities because they include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, potential instability, and differing auditing and legal standards.

   SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000(R) Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   EQUITY INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests its assets primarily in income-producing equity securities such as common stocks, preferred stocks, and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments or conducting substantial business.

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   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.

   As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund's debt securities will consist of high grade securities, which are those securities rated in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

   SELECT EQUITY FUND -- Under normal circumstances the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

   ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500 Index. The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500, corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

   INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests its assets primarily in equity securities of non-United States companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States).

   Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

   The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Advisor.

   The Fund may engage in foreign currency transactions to hedge the Fund's portfolio or increase returns. The Fund's success in these transactions will depend principally on the Sub-Advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

   The Fund also may engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it later in the market. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

   While the Sub-Advisor intends for the Fund to have only moderate turnover, the Fund may choose to trade portfolio securities more actively, if in the opinion of the Sub-Advisor, individual equity fundamentals warrant.

   INTERNATIONAL EQUITY, MID CAP, CAPITAL GROWTH AND LARGE CAP FUNDS -- While these Funds typically invest primarily in common stocks, the equity securities in which they may invest also include convertible securities and preferred stocks. Convertible securities are exchangeable for a certain amount of another form of an issuer's securities, usually common stock, at a prestated price. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

   CAPITAL APPRECIATION FUNDS AND BOND FUNDS -- If deemed appropriate under the circumstances, the Growth Fund and Capital Growth Fund may each increase its holdings in short-term money market instruments to over 35% of its total assets. All other Capital Appreciation Funds and the Bond Funds may each increase its holdings in short-term money

 94
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   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   market instruments to over 20% of its total assets. Each Capital Appreciation Fund may hold uninvested cash pending investment.
   STRATEGIC PORTFOLIOS

   APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                               BENCHMARK PERCENTAGES

                                                                                       MODERATE
                                             AGGRESSIVE                 GROWTH AND    GROWTH AND
              UNDERLYING FUND                  GROWTH       GROWTH        INCOME        INCOME
                ASSET CLASS                  PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
              ---------------                ----------    ---------    ----------    ----------
Equity                                          95%           80%          60%           30%
Fixed-Income                                     0%           15%          35%           65%
Money Market Instruments                         5%            5%           5%            5%

   Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

   Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective.

   Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses. INCOME FUNDS

   BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

   LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money-market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

   If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put", the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

   GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days advance notice to shareholders. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or, if unrated, determined by its portfolio manager to be of comparable quality.

   LIMITED TERM U.S. GOVERNMENT FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements regarding such securities. This policy will not be changed without 60 day's advance notice to shareholders.

   The Fund will normally invest 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt instruments which have a stated or remaining maturity of greater than five years, cash, cash equivalents and money-market instruments.

   Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells U.S. Government securities to the Fund and agrees to repurchase them on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield.

   The Fund's controlled duration strategy may limit its ability to take advantage of investment opportunities.

   U.S. Government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States Government. Other U.S. Government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality. While the U.S. Government provides financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

   The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

   The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.

   MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Municipal Securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of the its total assets in bonds.

   Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals.

   FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Florida Municipal Securities. Florida municipal securities include bonds, notes and warrants generally issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, is not subject to the federal alternative minimum tax

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   for individuals, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.
   Under normal circumstances, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For purposes of the 20% basket the Fund may also invest in municipal securities of states other than Florida.

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Florida Tax-Exempt Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

   TENNESSEE TAX-EXEMPT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND -- The Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund (each a "Tennessee Fund") will each invest, as a fundamental policy, at least 80% of its net assets (except when maintaining a temporary defensive position) in municipal obligations. As a matter of fundamental policy, each Tennessee Fund will invest, under normal circumstances, at least 80% of its assets in securities, the interest from which is exempt from Federal and Tennessee personal income taxes. The remainder of each Tennessee Fund's assets may be invested in securities that are not Tennessee municipal obligations and therefore may be subject to Tennessee income tax. Each Tennessee Fund intends to invest in such securities when their return to investors, taking into account applicable Tennessee income taxes, would be greater than comparably rated Tennessee municipal obligations. In addition, to the extent acceptable Tennessee municipal obligations are at any time unavailable for investment by each Tennessee Fund, the Fund will invest temporarily in other municipal obligations. When the Fund has adopted a temporary defensive position, including when acceptable Tennessee municipal obligations are unavailable for investment by the Fund, in excess of 20% of the Fund's assets may be invested in securities that are not exempt from Tennessee State income tax.

   The Limited Term Tennessee Tax-Exempt Fund will normally invest 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt instruments which have a stated or remaining maturity of greater than five years, cash, cash equivalents and money-market instruments.

   Each Tennessee Fund may invest up to 10% of its total assets in industrial development bonds backed only by the assets and revenues of non-governmental users. Each Tennessee Fund may invest up to 10% of its net assets in municipal obligations which provide income subject to the alternative minimum tax.

   From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the Fund's assets) or for temporary defensive purposes, each Tennessee Fund may invest in taxable money market instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Advisor. Except for temporary defensive purposes, at no time will more than 20% of each Tennessee Fund's assets be invested in taxable money market instruments and municipal obligations which provide income subject to the alternative minimum tax.

   The AmSouth Limited Term Tennessee Tax-Exempt Fund's controlled duration strategy may limit its ability to take advantage of investment opportunities.

   Each Tennessee Fund may invest some assets in derivative securities, such as options and futures, which may give rise to taxable income. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

   Municipal obligations in which each Tennessee Funds may invest are debt obligations typically divided into two types:

        - GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power; and

        - REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   To the extent described above, each Tennessee Fund may invest in industrial development bonds which, although nominally issued by municipal authorities, are in most cases revenue bonds that are not secured by the taxing power of the municipality, but by the revenues derived from payments by the non-governmental users. Certain industrial development bonds, while exempt from Federal income tax, provide income subject to the alternative minimum tax.

   Each Tennessee Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

   Each Tennessee Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement the Fund and may give rise to taxable income. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.
   MONEY MARKET FUNDS

   U.S. TREASURY MONEY MARKET FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in short-term obligations issued by the U.S. Treasury ("U.S. Treasury Securities") and repurchase agreements collateralized by U.S. Treasury Securities. This policy will not be changed without 60 days' advance notice to shareholders.

   TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. Government and repurchase agreements in respect thereof.

   Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells a security to the Fund and agrees to repurchase the security on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield.

   The Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States.

   As a money market fund, the AmSouth Treasury Reserve Money Market Fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The Fund must do the following:

   - maintain an average dollar weighted portfolio maturity of 90 days or less

   - buy individual securities that have remaining maturities of 397 days or less

   - buy only high quality U.S. dollar denominated obligations

   The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.

   The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates.

   TAX-EXEMPT MONEY MARKET FUND -- As a matter of fundamental policy, the Fund will invest under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in obligations, the interest on which is either subject to regular federal income tax or treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

   The Fund will invest only in those municipal securities and other obligations which are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.
   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

                                               FUND NAME                            FUND CODE
                                               ---------                            ---------
                        Balanced Fund                                                 1
                        Growth Fund                                                   2
                        Enhanced Market Fund                                          3
                        Value Fund                                                    4
                        Equity Income Fund                                            5
                        Select Equity Fund                                            6
                        Small Cap Fund                                                7
                        Bond Fund                                                     8
                        Government Income Fund                                        9
                        Limited Term Bond Fund                                       10
                        Florida Tax-Exempt Fund                                      11
                        Municipal Bond Fund                                          12
                        Prime Money Market Fund                                      13
                        U.S. Treasury Money Market Fund                              14
                        Tax-Exempt Money Market Fund                                 15
                        International Equity Fund                                    16
                        Mid Cap Fund                                                 17
                        Capital Growth Fund                                          18
                        Large Cap Fund                                               19
                        Limited Term U.S. Government Fund                            20
                        Tennessee Tax-Exempt Fund                                    21
                        Limited Term Tennessee Tax-Exempt Fund                       22
                        Treasury Reserve Money Market Fund                           23

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------
    AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares      1-7,16-19        Market
    of a company held by a U.S. bank that issues a receipt                             Political
    evidencing ownership.                                                              Foreign Investment



    ASSET-BACKED SECURITIES: Securities secured by company            1,8,13,18        Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets.                                     Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity



    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn    1,2,4,7,8,13,      Credit
    on and accepted by a commercial bank. Maturities are             15-19,21,22       Liquidity
    generally six months or less.                                                      Market
                                                                                       Interest Rate



    BONDS: Interest-bearing or discounted government or              1,8-12,17,        Interest Rate
    corporate securities that obligate the issuer to pay the            20-22          Market
    bondholder a specified sum of money, usually at specific                           Credit
    intervals, and to repay the principal amount of the loan at maturity, which is generally 90 days or more. The Funds will only purchase bonds that are high grade (rated at the time of purchase) in one of the three highest rating categories by a nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.



    CALL AND PUT OPTIONS: A call option gives the buyer the          1,3,5,6,8,        Management
    right to buy, and obligates the seller of the option to             16-19          Liquidity
    sell, a security at a specified price. A put option gives                          Credit
    the buyer the right to sell, and obligates the seller of the                       Market
    option to buy a security at a specified price. The Funds                           Leverage
    will sell only covered call and secured put options.



    CERTIFICATES OF DEPOSIT: Negotiable instruments with a            1,2,8,11,        Market
    stated maturity.                                                  13,15-17,        Credit
                                                                        21,22          Liquidity
                                                                                       Interest Rate



    COMMERCIAL PAPER: Secured and unsecured short-term                  1-13,          Credit
    promissory notes issued by corporations and other entities.      15-19,21,22       Liquidity
    Maturities generally vary from a few days to nine months.                          Market
                                                                                       Interest Rate



    COMMON STOCK: Shares of ownership of a company.                   1-7,16-19        Market
    CONVERTIBLE SECURITIES: Bonds or preferred stock that             1-7,16-19        Market
    convert to common stock.                                                           Credit



    DEMAND FEATURES: Securities that are subject to puts and          1,2,8-13,        Market
    standby commitments to purchase the securities at a fixed        15-19,21,22       Liquidity
    price (usually with accrued interest) within a fixed period                        Management
    of time following demand by a Fund.



    DERIVATIVES: Instruments whose value is derived from an             1-13,          Management
    underlying contract, index or security, or any combination       15-19,21,22       Market
    thereof, including futures, options (e.g., put and calls),                         Interest Rate
    options on futures, swap agreements, and some                                      Credit
    mortgage-backed securities.                                                        Liquidity
                                                                                       Leverage



    FOREIGN SECURITIES: Stocks issued by foreign companies, as         1-7,10,         Market
    well as commercial paper of foreign issuers and obligations         16-19          Political
    of foreign banks, overseas branches of U.S. banks and                              Liquidity
    supranational entities.                                                            Foreign Investment

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------



    FUNDING AGREEMENTS: Also known as guaranteed investment           13,16-19,        Liquidity
    contracts, an agreement where a Fund invests an amount of           21,22          Credit
    cash with an insurance company and the insurance company                           Market
    credits such investment on a monthly basis with guaranteed                         Interest Rate
    interest which is based on an index. These agreements
    provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for
    adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed
    10% of the Fund's net assets.



    FUTURES AND RELATED OPTIONS: A contract providing for the         3,6,8,10,        Management
    future sale and purchase of a specified amount of a               16-19,21         Market
    specified security, class of securities, or an index at a                          Credit
    specified time in the future and at a specified price.                             Liquidity
                                                                                       Leverage



    GLOBAL DEPOSITORY RECEIPTS (GDRS): Receipt for shares in a           16            Market
    foreign-based corporation traded in capital markets around                         Political
    the world.                                                                         Liquidity
                                                                                       Foreign Investment



    HIGH-YIELD/HIGH-RISK/DEBT SECURITIES:                                18            Credit
    High-yield/High-risk/debt securities are securities that are                       Market
    rated below investment grade by the primary rating agencies                        Liquidity
    (e.g., BB or lower by Standard & Poor's and Ba or lower by                         Interest Rate
    Moody's).
    These securities are considered speculative and involve
    greater risk of loss than investment grade debt securities.
    Other terms commonly used to describe such securities
    include "lower rated bonds," "noninvestment grade bonds" and
    "junk bonds."



    INVESTMENT COMPANY SECURITIES: Shares of investment                 1-23           Market
    companies. A Fund may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered
    investment company or invest more than 10% of its assets in the securities of other registered investment companies.
    These registered investment companies may include money
    market funds of AmSouth Funds and shares of other registered investment companies for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment
    advisor, administrator or distributor.



    The Money Market Funds may only invest in shares of other investment companies with similar objectives.



    MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                   1-13,15         Market
    dollar-denominated debt securities that have remaining                             Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, commercial paper and other
    short-term corporate obligations, repurchase agreements
    collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
    institution obligations. These securities may carry fixed or variable interest rates.



    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real      1,8,9,13,        Pre-payment
    estate loans and pools of loans. These include                      18,20          Market
    collateralized mortgage obligations and real estate mortgage                       Credit
    investment conduits.                                                               Regulatory



    MUNICIPAL SECURITIES: Securities issued by a state or            1,11,12,15,       Market
    political subdivision to obtain funds for various public            21,22          Credit
    purposes Municipal securities include private activity bonds                       Political
    and industrial development bonds, as well as general                               Tax
    obligation bonds, tax anticipation notes, bond anticipation                        Regulatory
    notes, revenue anticipation notes, project notes, other                            Interest Rate
    short-term tax-exempt obligations, municipal leases, and
    obligations of municipal housing authorities (single family revenue bonds).

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------


    There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations;
    housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue;
    and industrial development bonds that are secured by a private company.



    PREFERRED STOCKS: Preferred Stocks are equity securities          1-7,16-19        Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.



    REPURCHASE AGREEMENTS: The purchase of a security and the          1-8,13,         Market
    simultaneous commitment to return the security to the seller      15-20,23         Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan by a fund.



    REVERSE REPURCHASE AGREEMENT: The sale of a security and the     2,3,6,7,8,        Market
    simultaneous commitment to buy the security back at an            13-15,23         Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.



    SECURITIES LENDING: The lending of up to 33 1/3% of the             1-23           Market
    Fund's total assets. In return the Fund will receive cash,                         Leverage
    other securities, and/or letters of credit.                                        Liquidity
                                                                                       Credit



    TIME DEPOSITS: Non-negotiable receipts issued by a bank in         11-13,          Liquidity
    exchange for the deposit of funds.                               15-19,21,22       Credit
                                                                                       Market



    TREASURY RECEIPTS: Treasury receipts, Treasury investment           8-13,          Market
    growth receipts, and certificates of accrual of Treasury          15-20,23
    securities.



    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by           1-3,6-13,        Market
    agencies and instrumentalities of the U.S. government. These      15-20,23         Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac. The                               Interest Rate
    Treasury Reserve Money Market Fund will only invest in such securities if they are backed by the full faith and credit of the United States.



    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately        1-3,6-16,        Market
    traded registered interest and principal securities, and            20-23
    coupons under bank entry safekeeping.



    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes       13,15,17         Credit
    that permit the indebtedness to vary and provide for                               Liquidity
    periodic adjustments in the interest rate according to the                         Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.



    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with           2,8,13,         Credit
    interest rates which are reset daily, weekly, quarterly or       15-19,21,22       Liquidity
    some other period and which may be payable to the Fund on                          Market
    demand.                                                                            Interest Rate



    WARRANTS: Securities, typically issued with preferred stock       1-7,16-19        Market
    or bonds, that give the holder the right to buy a                                  Credit
    proportionate amount of common stock at a specified price.



    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or         1-13,          Market
    contract to purchase securities at a fixed price for              15-20,23         Leverage
    delivery at a future date.                                                         Liquidity
                                                                                       Credit
    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay       1-13,15,         Credit
    no interest, but are issued at a discount from their value        16,20-23         Market
    at maturity. When held to maturity, their entire return                            Zero Coupon
    equals the difference between their issue price and their                          Interest Rate
    maturity value.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




   INVESTMENT RISKS
   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [ICON]

 FUND MANAGEMENT

   THE INVESTMENT ADVISOR

   AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the Advisor for the Funds. As of July 31, 2001. AIMCO had over $7.3 billion in assets under management. On May 12, 2001, AmSouth Bank reorganized its investment advisory services and created AIMCO, a separate wholly owned subsidiary of AmSouth Bank. AIMCO replaced AmSouth Bank as the investment advisor to the Funds. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2001, AmSouth Bank had over $15.7 billion in assets under discretionary management and provided custody services for an additional $25.7 billion in securities. AmSouth is the bank affiliate of AmSouth Bancorporation reported assets as of July 31, 2001 of $38.2 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Mississippi, Louisiana and Tennessee.

   Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:

                                                        PERCENTAGE OF
                                                     AVERAGE NET ASSETS
                                                       AS OF 07/31/01
                                               ------------------------------
     Value Fund                                            0.80%
                                               ------------------------------
     Growth Fund                                           0.80%
                                               ------------------------------
     Capital Growth Fund                                   0.80%
                                               ------------------------------
     Large Cap Fund                                        0.80%
                                               ------------------------------
     Mid Cap Fund                                          1.00%
                                               ------------------------------
     Small Cap Fund                                        1.10%
                                               ------------------------------
     Equity Income Fund                                    0.80%
                                               ------------------------------
     Balanced Fund                                         0.80%
                                               ------------------------------
     Select Equity Fund                                    0.80%
                                               ------------------------------
     Enhanced Market Fund                                  0.45%
                                               ------------------------------
     International Equity Fund                             1.05%
                                               ------------------------------
     Aggressive Growth Portfolio                           0.10%
                                               ------------------------------
     Growth Portfolio                                      0.10%
                                               ------------------------------
     Growth and Income Portfolio                           0.10%
                                               ------------------------------
     Moderate Growth and Income Portfolio                  0.10%
                                               ------------------------------
     Bond Fund                                             0.50%
                                               ------------------------------
     Limited Term Bond Fund                                0.50%
                                               ------------------------------
     Government Income Fund                                0.50%
                                               ------------------------------
     Limited Term U.S. Government Fund                     0.50%
                                               ------------------------------
     Municipal Bond Fund                                   0.40%
                                               ------------------------------
     Florida Tax-Exempt Fund                               0.40%
                                               ------------------------------
     Tennessee Tax-Exempt Fund                             0.50%
                                               ------------------------------
     Limited Term Tennessee Tax-Exempt Fund                0.50%
                                               ------------------------------
     Prime Money Market Fund                               0.35%
                                               ------------------------------
     U.S. Treasury Money Market Fund                       0.35%
                                               ------------------------------
     Treasury Reserve Money Market Fund                    0.35%
                                               ------------------------------
     Tax-Exempt Money Market Fund                          0.25%
    -------------------------------------------------------------------------

   FUND MANAGEMENT


   THE INVESTMENT SUB-ADVISORS

   VALUE FUND, LARGE CAP FUND, CAPITAL GROWTH FUND AND BOND FUND. Five Points Capital Investment Advisors ("Five Points") serves as investment sub-advisor to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Five Points manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Funds' investment objectives, policies and restrictions.

   Five Points was organized as a separate wholly owned subsidiary of AmSouth Bank in 2001. The same investment personnel who provided advisory services to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund as employees of AIMCO continue to do so as employees of Five Points.

   GROWTH FUND. Peachtree Asset Management ("Peachtree") serves as investment sub-advisor to the Growth Fund, pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Peachtree manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objectives, policies and restrictions.

   Peachtree is a division of Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC), which is an indirect wholly-owned subsidiary of Citigroup, Inc. Peachtree has performed advisory services since 1994 for institutional clients, and has its principal offices at 303 Peachtree Street, N.E., Atlanta, GA 30308. Smith Barney Fund Management LLC and its predecessors have been providing investment advisory services to mutual funds since 1968. As of July 31, 2001, Smith Barney Fund Management LLC had aggregate assets under management of approximately $125 billion.

   ENHANCED MARKET FUND AND SELECT EQUITY FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund and the Select Equity Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with each Fund's investment objective, policies, and restrictions.

   OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 135, Lisle, IL 60532.

   The table on the following page sets forth the performance data relating to the historical performance of two institutional funds, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "Large Cap Fund") and the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500 Equity Fund (the "Enhanced S&P Fund"), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund and the AmSouth Enhanced Market Fund, respectively.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

   The performance data shown below relating to the institutional accounts was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, the returns of the Enhanced S&P Fund reflect
 106

   FUND MANAGEMENT


   the deduction of an investment advisory fee of 0.50%, and both accounts reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

   The institutional private accounts were not subject to the same types of expenses to which the Select Equity Fund and the Enhanced Market Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional accounts could have been adversely affected if the accounts had been regulated as investment company under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund and the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Select Equity Fund's and the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                                                 ENHANCED       S&P 500(R)
    YEAR                                   LARGE CAP FUND        S&P FUND        INDEX(1)
    ----                                 ------------------    ------------    ------------
    1993(2)                                     2.62%                --            0.30%
    1994                                        4.39%                --            1.37%
    1994(3)                                       --               1.24%           1.45%
    1995                                       31.26%             35.49%          37.43%
    1996                                       19.34%             25.86%          23.14%
    1997                                       37.36%             33.00%          33.34%
    1998(4)                                     1.44%              1.10%           1.11%
    Since inception(5)                         22.12%                --           21.90%
    Since inception(6)                            --              30.47%          30.35%

   (1) The S&P 500(R) Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.

   (2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.

   (3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.

   (4) Total return for the period from January 1, 1998, through January 31, 1998. Returns have not been annualized.

   (5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

   (6) Annualized total return for the Enhanced S&P Fund is for the period from December 1, 1994 through January 31, 1998.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

   EQUITY INCOME FUND. Rockhaven Asset Management, LLC ("Rockhaven") serves as investment sub-advisor to the Equity Income Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Rockhaven manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objective, policies, and restrictions.

   Rockhaven is 50% owned by AmSouth Bank and 50% owned by Mr. Christopher H. Wiles. Rockhaven was organized in 1997 to perform advisory services for investment companies and has its principal offices at 100 First Avenue, Suite 1050, Pittsburgh, PA 15222.

   Mr. Wiles is the portfolio manager of the Equity Income Fund and has primary responsibility for the day-to-day portfolio management of the Fund. From August 1, 1991 to January 31, 1997, he was the portfolio manager of the Federated Equity Income Fund.

   FUND MANAGEMENT


   The cumulative total return for the Class A Shares of the Federated Equity Income Fund from August 1, 1991 through January 31, 1997 was 139.82%, absent the imposition of a sales charge. The cumulative total return for the same period for the Standard & Poor's Composite Stock Price Index ("S&P 500(R) Index") was 135.09%. The cumulative total return for the Class B Shares of the Federated Equity Income Fund from September 27, 1994 (date of initial public offering) through January 31, 1997 was 62.64%, absent the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the S&P 500(R) Index was 79.69%. At January 31, 1997, the Federated Equity Income Fund had approximately $970 million in net assets. As portfolio manager of the Federated Equity Income Fund, Mr. Wiles had full discretionary authority over the selection of investments for that fund. Average annual total returns for the one-year, three-year, and five-year periods ended January 31, 1997 and for the entire period during which Mr. Wiles managed the Class A Shares of the Federated Equity Income Fund and for the one-year and since inception period for the Class B Shares of the Federated Equity Income Fund compared with the performance of the S&P 500(R) Index and the Lipper Equity Income Fund Index were:

   PRIOR PERFORMANCE OF CLASS A SHARES AND CLASS B SHARES OF THE FEDERATED EQUITY INCOME FUND

                                                                                                    LIPPER
                                                         FEDERATED EQUITY         S&P 500        EQUITY INCOME
                                                         INCOME FUND(+*)         INDEX(@)        FUND INDEX(#)
                                                      ----------------------    -----------    -----------------
    CLASS A SHARES
      (absent imposition of sales charge)
      One Year                                                23.26%               26.34%            19.48%
      Three Years                                             17.03%               20.72%            15.09%
      Five Years                                              16.51%               17.02%            14.73%
      August 1, 1991 through January 31, 1997                 17.25%               16.78%            14.99%
    CLASS B SHARES
      (absent imposition of Federated Equity
      Income Fund's maximum sales charge)
      One Year                                                16.48%
      Three Years                                             14.85%
      Five Years                                              15.20%
      August 1, 1991 through January 31, 1997                 16.05%
    CLASS B SHARES
      (absent imposition of contingent deferred
      sales charge)
      One Year                                                22.26%               26.34%            19.48%
      September 27, 1994 through January 31, 1997             23.15%               28.44%            20.65%
    CLASS B SHARES
      (assuming imposition of the Federated Equity
      Income Fund's maximum contingent deferred
      sales charge)
      One Year                                                16.76%
      September 27, 1994 through January 31, 1997             22.79%

   (+) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

   (*) During the period from August 1, 1991 through January 31, 1997, the operating expense ratio of the Class A Shares of the Federated Equity Income Fund ranged from 0.95% to 1.05% of the fund's average daily net assets. During the period from September 27, 1994 through January 31, 1997 the operating expense ratio for the Class B Shares of the Federated Equity Income Fund ranged from 1.80% to 1.87% of the fund's average daily net assets If the actual operating expenses of the AmSouth Equity Fund are higher than the historical operating expenses of the Federated Equity Income Fund, this could negatively affect performance.

   (@) The S&P 500(R) Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

   (#) The Lipper Equity Income Fund Index is an unmanaged index. The Index is adjusted to reflect re-investment of dividends.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

   FUND MANAGEMENT


   The Federated Equity Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Equity Income Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

   Christopher Wiles was the Federated Equity Income Fund's portfolio manager from August 1, 1991 to January 31, 1997. Mr. Wiles joined Federated Investors in 1990 and served as a Vice President of the fund's investment advisor from 1992 and Senior Vice President from October, 1996 to January 31, 1997. Mr. Wiles served as Assistant Vice President of the Fund's investment advisor in 1991. Mr. Wiles is a Chartered Financial Analyst and received his M.B.A. in Finance from Cleveland State University.

   SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objectives, policies and restrictions.

   Sawgrass is 50% owned by AmSouth Bank and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, FL 32250.

   The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

   The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

   The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as investment company under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

   FUND MANAGEMENT


   All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                         SAWGRASS SMALL CAP       RUSSELL 2000(R)
    YEAR                                     COMPOSITE            GROWTH INDEX(1)
    ----                               ----------------------    -----------------
    1988                                        11.73%                 20.37%
    1989                                        12.64%                 20.17%
    1990                                       (13.35)%               (17.41)%
    1991                                        56.66%                 51.19%
    1992                                        21.94%                  7.77%
    1993                                        20.99%                 13.36%
    1994                                         0.99%                 (2.43)%
    1995                                        37.79%                 31.04%
    1996                                        11.72%                 11.43%
    1997                                        13.49%                 12.86%
    Last 5 Years(2)                             16.38%                 12.76%
    Last 10 Years(2)                            16.09%                 13.50%

   (1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   (2) Through December 31, 1997.

   PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

   The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                                        EMERALD SMALL        RUSSELL 2000(R)
                                                        CAPITALIZATION           GROWTH
                                                           FUND(1)              INDEX(2)
                                                      ------------------    -----------------
    RETAIL SHARES
      (absent imposition of sales charges)
      One Year                                              12.62%                12.86%
      Three Years                                           18.39%                18.12%
      Since Inception                                       12.41%                12.55%
    RETAIL SHARES
      (absent imposition of the Emerald Small
      Capitalization Fund's maximum sales charge)
      One Year                                               7.55%                12.86%
      Three Years                                           16.58%                18.12%
      Since Inception                                       10.17%                12.55%

   FUND MANAGEMENT


                                                        EMERALD SMALL        RUSSELL 2000(R)
                                                        CAPITALIZATION           GROWTH
                                                           FUND(1)              INDEX(2)
                                                      ------------------    -----------------
    CLASS B SHARES
      (absent imposition of sales charges)
      One Year                                               8.02%                12.86%
      Since Inception                                       18.26%                13.89%
    CLASS B SHARES
      (assuming imposition of the Emerald Small
      Capitalization Fund's maximum contingent
      deferred sales charge)
      One Year                                               4.99%                12.86%
      Since Inception                                       15.87%                13.89%

   (1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

   (2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

   The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund, Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

   INTERNATIONAL EQUITY FUND -- Lazard Asset Management, located at 30 Rockefeller Plaza, New York, New York 10112-6300, serves as sub-investment advisor to the International Equity Fund pursuant to a Sub-Advisory Agreement with AIMCO. Lazard Asset Management, a division of Lazard Freres & Co. LLC, which is a New York limited liability company, provides investment management services to client discretionary accounts with assets totalling approximately $70.4 billion as of July 31, 2001.

   MID CAP FUND -- Bennett Lawrence Management, LLC, located at 757 Third Avenue, New York, New York 10017, serves as sub-investment advisor to the Mid Cap Fund pursuant to a Sub-Advisory Agreement with AIMCO. Bennett Lawrence Management provides discretionary investment management services to client discretionary accounts with assets totalling approximately $1.2 billion as of July 31, 2001.

   PORTFOLIO MANAGERS

   The primary portfolio manager for each Fund is as follows:

   VALUE FUND -- Richard H. Calvert, CFA, is the portfolio manager for the Value Fund and has over seven years of portfolio management and analysis experience. Prior to managing this Fund, Mr. Calvert served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst, Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts.

   GROWTH FUND -- Dennis A. Johnson, CFA, has been the portfolio manager for the Growth Fund since its inception. Mr. Johnson, who has been employed by Peachtree since 1994, is President and Chief Investment Officer of Peachtree. From 1989 to 1994, Mr. Johnson was Vice President and Portfolio Manager at Trusco Capital, the investment management subsidiary of Trust Company Bank, Atlanta, Georgia.

   EQUITY INCOME FUND -- Christopher H. Wiles has been the portfolio manager for the Equity Income Fund since its inception. Mr. Wiles is the President and Chief Investment Officer of Rockhaven. From August 1, 1991 to January 31, 1997, he was the portfolio manager of the Federated Equity Income Fund. Mr. Wiles joined Federated Investors in 1990

   FUND MANAGEMENT


   and served as a Vice President of the fund's investment advisor from 1992 and Senior Vice President from October, 1996 to January 31, 1997.

   SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1988, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association of Management and Research. He has 17 years of investment experience.

   SELECT EQUITY FUND AND ENHANCED MARKET FUND -- The Select Equity Fund and Enhanced Market Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

   BALANCED FUND -- The Balanced Fund is co-managed by Richard H. Calvert, CFA, and John P. Boston, CFA. Mr. Calvert has over seven years of investment experience and served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst. Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts. Mr. Boston has been associated with AmSouth's Trust Investment Group for over ten years and is currently Senior Vice President in charge of taxable fixed-income investments.

   BOND FUND -- The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John
   P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992. Mr. Sullivan has been a portfolio manager at the Advisor since 1984, and is currently Senior Vice President and Senior Trust Investment Officer at AmSouth Bank. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

   LIMITED TERM BOND FUND -- John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August, 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

   MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT
   FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund, the Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group for over sixteen years and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

   INTERNATIONAL EQUITY FUND -- Herbert W. Gullquist and John R. Reinsberg. Messrs. Gullquist and Reinsberg have been the International Equity Fund's primary portfolio managers since its inception, and have been Managing Directors of Lazard for over five years.

   MID CAP FUND -- S. Van Zandt Schreiber has been the Mid Cap Fund's portfolio manager since its inception. He is assisted by a team of inhouse research analysts. Mr. Schreiber has been the Chief Portfolio Manager at Bennett Lawrence since its inception in August 1995. For more than five years prior thereto, Mr. Schreiber was Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. Mr. Deaton has been a Portfolio Manager at Bennett Lawrence since its inception in August 1995. From 1994 to August 1995, Mr. Deaton was a portfolio manager and research analyst with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. Prior thereto, Mr. Deaton managed the Long-Term Growth Fund for the Tennessee Consolidated Retirement System.

   CAPITAL GROWTH FUND -- Charles E. Winger, Jr. Mr. Winger has been the Capital Growth Fund's primary portfolio manager since its inception. He has been a Trust Officer of First American National Bank since 1988 and has been employed by the Advisor since 1999.

   FUND MANAGEMENT


   LARGE CAP FUND -- Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, and has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

   LIMITED TERM U.S. GOVERNMENT FUND -- John Mark McKenzie. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984.

   GOVERNMENT INCOME FUND -- The Government Income Fund is co-managed by John Mark McKenzie and John Boston. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984. John P. Boston, CFA, has been the portfolio manager for the Limited term Bond Fund since August 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

   LIMITED TERM TENNESSEE TAX-EXEMPT FUND -- Sharon S. Brown. Ms. Brown has been the Limited Term Tennessee Tax-Exempt Fund's primary portfolio manager since its inception and has been a Trust Officer of First American National Bank since 1988 and has been employed by the Advisor since December 1999.

   STRATEGIC PORTFOLIOS -- Investment decisions for each Strategic Portfolio are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.
   THE DISTRIBUTOR AND ADMINISTRATOR

   ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services ("BISYS").

   BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The Statement of Additional Information has more detailed information about the Investment Advisor and other service providers.

 [ICON]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS

   AmSouth Funds offer different classes of Fund Shares which have different expenses and other characteristics. Only one class of Fund shares, Trust Shares is offered in this prospectus. To choose the one best suited to your needs and goals, consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. The following are some of the main characteristics of the Trust Shares.

   TRUST SHARES

   - No sales charges.

   - No Distribution and service (12b-1) fees.

   - Available only to the following investors:

     - investors for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with its Trust Department;

     - investors who purchase Shares of a Fund through a 401(a) plan or a 501(a) plan which by its terms permits purchases of Shares;

     - orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies;

     - investors who purchase through financial institutions approved by the Distributor; and

     - investors who provide an AmSouth Fund with its initial seed capital. All other investors are eligible to purchase Class A Shares or Class B Shares of the AmSouth Funds only.

     - shareholder servicing fee of up to 0.15% of average daily net assets.

   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   The Funds also offer Class A Shares and Class B Shares, each of which has its own expense structure. Class A Shares and Class B Shares are available to investors who are not fiduciary clients of AmSouth Bank or who are not otherwise eligible for Trust Shares. Call the Distributor for more information (see back cover of this prospectus).

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   -------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by adding
   the total value of the Fund's
   investments and other assets,
   subtracting its liabilities and
   then dividing that figure by
   the number of outstanding
   shares of the Fund:

                NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
             Outstanding

   Generally, for other than the
   Money Market Funds, you can
   find the Fund's NAV daily in
   The Wall Street Journal and
   other newspapers. NAV is
   calculated separately for each
   class of shares.
   -------------------------------

MONEY MARKET FUNDS

Per share net asset value (NAV) for each Fund is determined and its shares are priced twice a day. The NAV for the Prime Money Market Fund, the Treasury Reserve Money Market Fund, and the U.S. Treasury Money Market Fund is determined at 1:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.


OTHER FUNDS

Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
You may purchase Trust Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of AmSouth Bank or one of its affiliates or other financial service providers approved by the Distributor.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

                                                                                             MINIMUM INITIAL        MINIMUM
                                                                         ACCOUNT TYPE          INVESTMENT          SUBSEQUENT
                                                                   Trust
                                                                   ----------------------------------------------------------
                                                                   Regular                            $1,000               $0
                                                                   ----------------------------------------------------------
                                                                   Retirement                           $250              $50

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.
----------------------------------------------------------------

AVOID TAX WITHHOLDING

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
----------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

You may purchase Trust Shares by following the procedures established by the Distributor in connection with the requirements of qualified accounts maintained by AmSouth Bank or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into Trust Shares of a Money Market Fund.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends are usually paid monthly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------
 116

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received by
   the Fund, its transfer agent,
   or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)
   BY MAIL

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature.

     2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, OH 43218-2733

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW.)
     1. See instruction 1 above.
     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-451-8382 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-451-8382 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner of the account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER SERVICING FEES

   Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. Trust Shares pay a shareholder servicing fee of up to 0.15% of the average daily net assets of a Fund. Trust Shares do not pay a 12b-1 fee.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   You can exchange your shares in
   one Fund for shares of the same
   class of another AmSouth Fund,
   usually without paying additional
   sales charges (see "Notes"
   below). You must meet the minimum
   investment requirements for the
   Fund into which you are
   exchanging. Exchanges from one
   Fund to another are taxable.
   Trust Shares may also be
   exchanged for Class A Shares of
   the same Fund. No transaction
   fees are currently charged for
   exchanges.
INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus OH 43218-2733, or by calling 1-800-451-8382. Please provide the following information:
  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your Social Security number)
  - Dollar value or number of shares to be exchanged
  - The name of the Fund from which the exchange is to be made
  - The name of the Fund into which the exchange is being made.
See "Selling your Shares" for important information about telephone transactions.
To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.
NOTES ON EXCHANGES
  - When exchanging Trust Shares of a Fund for Class A Shares of a Fund, you will be exempt from any applicable sales charge.
  - The registration and tax identification numbers of the two accounts must be identical.
  - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
  - Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   For the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, and Tax-Exempt Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes and in the case of the Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund, Tennessee personal income taxes. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, or Tax-Exempt Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, or Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from the Fund is tax exempt) will generally be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

   AmSouth Funds will send you a statement each year showing the tax status of all your distributions.

   Generally, the Funds' advisors do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

 [ICON]

 OTHER INFORMATION ABOUT THE FUNDS



   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information had been audited by Ernst & Young LLP, or other independent accountants, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES                                 VALUE FUND

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(a)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  19.53     $  25.27     $  24.57      $  22.51
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.15         0.28         0.26          0.28
      Net realized and unrealized gains (losses) from
        investments                                             3.59        (2.24)        3.16          3.31
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                        3.74        (1.96)        3.42          3.59
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.16)       (0.28)       (0.25)        (0.28)
      Net realized gains from investment transactions          (2.77)       (3.50)       (2.47)        (1.25)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                    (2.93)       (3.78)       (2.72)        (1.53)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                 0.81        (5.74)        0.70          2.06
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  20.34     $  19.53     $  25.27      $  24.57
    ----------------------------------------------------------------------------------------------------------
        Total Return                                           21.10%       (8.11)%      15.43%        12.46%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $565,484     $560,804     $960,660      $947,575
      Ratio of expenses to average net assets                   1.19%        1.13%        1.08%         1.09%(e)
      Ratio of net investment income to average net
        assets                                                  0.76%        1.30%        1.07%         1.26%(e)
      Ratio of expenses to average net assets*                  1.25%        1.15%        1.09%         1.10%(e)
      Portfolio Turnover**                                        43%          17%          18%           17%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                                GROWTH FUND

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999       1998(a)(c)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 15.04      $ 14.11      $ 11.65        $ 9.55
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.09)       (0.06)       (0.02)           --
      Net realized and unrealized gains (losses) from
        investments                                           (4.19)        1.54         2.57          2.10
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                      (4.28)        1.48         2.55          2.10
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains from investment transactions         (2.81)       (0.55)       (0.09)           --
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                   (2.81)       (0.55)       (0.09)           --
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (7.09)        0.93         2.46          2.10
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  7.95      $ 15.04      $ 14.11        $11.65
    ----------------------------------------------------------------------------------------------------------
        Total Return                                         (32.32)%      10.51%       22.05%        16.50%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $10,453      $27,499      $18,055        $2,824
      Ratio of expenses to average net assets                  1.27%        1.15%        0.96%         0.99%(e)
      Ratio of net investment income to average net
        assets                                                (0.79)%      (0.40)%      (0.28)%        0.00%(e)
      Ratio of expenses to average net assets*                 1.45%        1.37%        1.47%         2.05%(e)
      Portfolio Turnover**                                      161%         111%          79%           77%

    *During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    **Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    +Net investment income is based on average shares outstanding during the period.

    (a)Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

   (b)Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 16.52%.

    (c) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.

    (d) Represents total return based on the activity of Class A Shares for the period from August 4, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 21.99%.

    (e)Annualized.

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES                        CAPITAL GROWTH FUND

                                                                                                                PERIOD
                                                      YEAR         PERIOD       YEAR ENDED     YEAR ENDED       ENDED
                                                     ENDED         ENDED         DECEMBER       DECEMBER       DECEMBER
                                                    JULY 31,      JULY 31,         31,            31,            31,
                                                     2001+        2000(a)         1999+           1998         1997(b)
                                                   ----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD            $  14.89      $  14.27       $  14.09       $  12.69       $  14.51
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     (0.06)        (0.02)         (0.01)          0.01           0.02
      Net realized and unrealized gains (losses)
        from investments                               (2.85)         0.64           2.95           3.88           0.10
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               (2.91)         0.62           2.94           3.89           0.12
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                               --            --             --          (0.01)         (0.02)
      Net realized gains from investment
        transactions                                   (1.16)           --          (2.76)         (2.48)         (1.92)
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions                            (1.16)           --          (2.76)         (2.49)         (1.94)
    ---------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                        (4.07)         0.62           0.18           1.40          (1.82)
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $  10.82      $  14.89       $  14.27       $  14.09       $  12.69
    ---------------------------------------------------------------------------------------------------------------------
        Total Return                                  (21.11)%        4.36%(d)      22.09%         32.40%          0.88%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $299,177      $298,771       $241,810       $173,542       $141,761
      Ratio of expenses to average net assets           1.11%         1.11%(e)       1.07%          1.02%          0.58%(e)
      Ratio of net investment income to average
        net assets                                     (0.50)%       (0.26)%(e)      (0.09)%        0.07%          0.80%(e)
      Ratio of expenses to average net assets**         1.26%         1.22%(e)       1.08%          1.03%          0.99%(e)
      Portfolio Turnover***                              100%           91%           178%           152%           116%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                             LARGE CAP FUND

                                                              YEAR         PERIOD
                                                             ENDED         ENDED        YEAR ENDED    PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,
                                                             2001+        2000(a)         1999+         1998(c)
                                                           ----------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  28.14      $  28.01       $  27.54       $  25.52
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       --*           --           0.03             --
      Net realized and unrealized gains (losses) from
        investments                                            (2.83)         0.14           5.07           2.02
    --------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       (2.83)         0.14           5.10           2.02
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       --*        (0.01)         (0.03)            --
      Net realized gains from investment transactions          (4.06)           --          (4.60)            --
    --------------------------------------------------------------------------------------------------------------
        Total Distributions                                    (4.06)        (0.01)         (4.63)            --
    --------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                (6.89)         0.13           0.47           2.02
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  21.25      $  28.14       $  28.01       $  27.54
    --------------------------------------------------------------------------------------------------------------
        Total Return                                          (11.60)%       (0.50)%(d)      18.84%         7.92%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $521,412      $694,107       $706,313       $786,462
      Ratio of expenses to average net assets                   1.10%         1.07%(e)       1.04%          1.04%(e)
      Ratio of net investment income to average net
        assets                                                 (0.01)%        0.00%(e)       0.11%          0.20%(e)
      Ratio of expenses to average net assets**                 1.26%         1.22%(e)       1.14%          1.09%(e)
      Portfolio Turnover***                                       10%           10%            15%             3%

     * Less than $0.005.

    ** During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

   *** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

     + Net investment loss is based on average shares outstanding during the period.

   (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

   (b) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

   (c) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

   (d) Not Annualized.

   (e) Annualized.
 124

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES                               MID CAP FUND

                                                             YEAR ENDED                   PERIOD ENDED
                                                              JULY 31,                      JULY 31,
                                                               2001+                        2000(b)+
                                                             ----------                   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                      $ 16.70                       $ 17.37
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                       (0.15)                        (0.11)
      Net realized and unrealized gains (losses) from
        investments                                             (4.49)                        (0.56)
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        (4.64)                        (0.67)
    --------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                 (4.64)                        (0.67)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $ 12.06                       $ 16.70
    --------------------------------------------------------------------------------------------------
        Total Return                                           (27.78)%                       (3.86)%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                       $41,611                       $63,696
      Ratio of expenses to average net assets                    1.42%                         1.46%(e)
      Ratio of net investment income to average net
        assets                                                  (1.03)%                       (1.08)%(e)
      Ratio of expenses to average net assets*                   1.55%                         1.53%(e)
      Portfolio Turnover**                                        120%                           39%

                                                           PERIOD ENDED
                                                           DECEMBER 31,
                                                             1999(c)+
                                                           ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.00
    --------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                      (0.12)
      Net realized and unrealized gains (losses) from
        investments                                             7.49
    ---------------------------------------------------------------------------------------------
        Total from Investment Activities                        7.37
    --------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                 7.37
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 17.37
    --------------------------------------------------------------------------------------------------
        Total Return                                           73.70%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                      $37,186
      Ratio of expenses to average net assets                   2.18%(e)
      Ratio of net investment income to average net
        assets                                                 (1.47)%(e)
      Ratio of expenses to average net assets*                  2.18%(e)
      Portfolio Turnover**                                        20%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                             SMALL CAP FUND

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(a)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  12.61     $   8.44     $  9.15        $10.00
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income loss                               (0.12)       (0.07)      (0.03)        (0.02)
      Net realized and unrealized gains (losses) from
        investments                                            (1.06)        4.24       (0.68)        (0.83)
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       (1.18)        4.17       (0.71)        (0.85)
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains from investment transactions          (1.21)          --          --            --
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                    (1.21)          --          --            --
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                (2.39)        4.17       (0.71)        (0.85)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  10.22     $  12.61     $  8.44        $ 9.15
    ----------------------------------------------------------------------------------------------------------
        Total Return                                          (10.16)%      49.41%      (7.76)%       (8.48)%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $172,735     $162,215     $21,777        $5,072
      Ratio of expenses to average net assets                   1.46%        1.42%       1.39%         1.50%(e)
      Ratio of net investment income to average net
        assets                                                 (1.07)%      (1.01)%     (0.82)%       (0.52)%(e)
      Ratio of expenses to average net assets*                  1.67%        1.70%       2.38%         3.94%(e)
      Portfolio Turnover**                                       220%         318%        208%           71%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment loss is based on average shares outstanding during the period.

    (a) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.

   (b)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

    (c)For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

   (d) Not annualized.

    (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES                         EQUITY INCOME FUND

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(a)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 14.57      $  13.10     $ 11.89        $11.35
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.19          0.20        0.19          0.25
      Net realized and unrealized gains (losses) from
        investments                                           (2.05)         2.27        1.47          0.95
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                      (1.86)         2.47        1.66          1.20
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.20)        (0.19)      (0.19)        (0.25)
      Net realized gains from investment transactions            --         (0.81)      (0.26)        (0.41)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                   (0.20)        (1.00)      (0.45)        (0.66)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                               (2.06)         1.47        1.21          0.54
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 12.51      $  14.57     $ 13.10        $11.89
    ----------------------------------------------------------------------------------------------------------
        Total Return                                         (12.88)%       19.55%      14.43%         7.54%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $77,078      $107,121     $10,908        $8,087
      Ratio of expenses to average net assets                  1.17%         1.19%       1.16%         1.19%(d)
      Ratio of net investment income to average net
        assets                                                 1.38%         1.35%       1.59%         2.34%(d)
      Ratio of expenses to average net assets*                 1.28%         1.32%       1.33%         1.35%(d)
      Portfolio Turnover**                                      209%          168%        134%           83%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                              BALANCED FUND

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(a)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  12.47     $  14.93     $  15.18      $  14.77
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.40         0.46         0.44          0.41
      Net realized and unrealized gains (losses) from
        investments                                             1.26        (0.64)        0.95          1.38
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                        1.66        (0.18)        1.39          1.79
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.41)       (0.50)       (0.44)        (0.41)
      Net realized gains from investment transactions          (1.27)       (1.78)       (1.20)        (0.97)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                    (1.68)       (2.28)       (1.64)        (1.38)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                (0.02)       (2.46)       (0.25)         0.41
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  12.45     $  12.47     $  14.93      $  15.18
    ----------------------------------------------------------------------------------------------------------
        Total Return                                           14.09%       (0.90)%       9.74%         9.73%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $102,780     $166,797     $319,016      $329,626
      Ratio of expenses to average net assets                   1.16%        1.13%        1.09%         1.10%(d)
      Ratio of net investment income to average net
        assets                                                  3.16%        3.50%        2.93%         2.95%(d)
      Ratio of expenses to average net assets*                  1.27%        1.17%        1.10%         1.10%(d)
      Portfolio Turnover**                                        14%          16%          23%           25%

    *During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    **Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    +Net investment income is based on average shares outstanding during the period.

    (a)Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

    (b)Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 10.82%.

    (c) Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 12.70%.

   (d) Annualized.
 126

     OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES                         SELECT EQUITY FUND

                                                             YEAR ENDED                   YEAR ENDED                 PERIOD ENDED
                                                              JULY 31,                     JULY 31,                    JULY 31,
                                                               2001+                        2000+                       1999(a)
                                                             ----------                   ----------                 -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                       $ 8.73                      $ 11.89                      $ 11.52
    ------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                      0.02                         0.09                         0.04
      Net realized and unrealized gains (losses) from
        investments                                              2.52                        (2.36)                        0.38
    ------------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                         2.54                        (2.27)                        0.42
    ------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                     (0.02)                       (0.08)                       (0.04)
      Net realized gains from investment transactions              --                        (0.81)                       (0.01)
    ------------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                     (0.02)                       (0.89)                       (0.05)
    ------------------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  2.52                        (3.16)                        0.37
    ------------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                             $11.25                      $  8.73                      $ 11.89
    ------------------------------------------------------------------------------------------------------------------------------
        Total Return                                            29.12%                      (19.72)%                       3.63%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                        $7,043                      $ 5,100                      $10,420
      Ratio of expenses to average net assets                    1.56%                        1.25%                        0.99%(d)
      Ratio of net investment income to average net
        assets                                                   0.19%                        0.88%                        0.65%(d)
      Ratio of expenses to average net assets*                   1.97%                        1.78%                        1.58%(d)
      Portfolio Turnover**                                         19%                          25%                          10%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                       ENHANCED MARKET FUND

                                                             YEAR ENDED                   YEAR ENDED                 PERIOD ENDED
                                                              JULY 31,                     JULY 31,                    JULY 31,
                                                               2001+                         2000                       1999(b)
                                                             ----------                   ----------                 -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                      $ 14.65                      $ 13.86                      $ 12.18
    ------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                      0.06                         0.10                         0.07
      Net realized and unrealized gains (losses) from
        investments and futures                                 (2.17)                        1.23                         1.71
    ------------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                        (2.11)                        1.33                         1.78
    ------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                     (0.04)                       (0.09)                       (0.07)
      Net realized gains from investment transactions           (0.22)                       (0.45)                       (0.03)
    ------------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                     (0.26)                       (0.54)                       (0.10)
    ------------------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                 (2.37)                        0.79                         1.68
    ------------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $ 12.28                      $ 14.65                      $ 13.86
    ------------------------------------------------------------------------------------------------------------------------------
        Total Return                                           (14.53)%                       9.73%                       14.71%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                       $15,469                      $31,622                      $14,273
      Ratio of expenses to average net assets                    0.90%                        0.81%                        0.74%(d)
      Ratio of net investment income to average net
        assets                                                   0.43%                        0.65%                        0.90%(d)
      Ratio of expenses to average net assets*                   1.04%                        0.98%                        1.29%(d)
      Portfolio Turnover**                                         42%                          30%                          36%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period from December 3, 1998 (commencement of operations) through July 31, 1999.

   (b)For the period from December 11, 1998 (commencement of operations) through July 31, 1999.

   (c) Not annualized.

    (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES                  INTERNATIONAL EQUITY FUND

                                                        YEAR ENDED         PERIOD ENDED          YEAR ENDED          PERIOD ENDED
                                                         JULY 31,            JULY 31,           DECEMBER 31,         DECEMBER 31,
                                                          2001+              2000(a)+               1999               1998(b)
                                                        ----------         ------------         ------------         ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  12.37            $  13.27             $ 10.58              $ 10.05
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                           0.06                0.06                0.08                (0.01)
      Net realized and unrealized gains
        (losses) from investments and foreign
        currencies                                          (2.53)              (0.96)               2.75                 0.54
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                    (2.47)              (0.90)               2.83                 0.53
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                 (0.04)                 --               (0.14)                  --
      Net realized gains from investment
        transactions                                        (0.36)                 --                  --                   --
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                 (0.40)                 --               (0.14)                  --
    -----------------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                             (2.87)              (0.90)               2.69                 0.53
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   9.50            $  12.37             $ 13.27              $ 10.58
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return                                       (20.50)%             (6.71)%(d)          26.72%                5.27%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                  $145,744            $105,034             $46,104              $27,977
      Ratio of expenses to average net assets                1.47%               1.59%(e)            1.56%                1.61%(e)
      Ratio of net investment income to average
        net assets                                           0.59%               0.83%(e)            0.80%               (1.47)%(e)
      Ratio of expenses to average net assets*               1.79%               1.88%(e)            1.84%                1.89%(e)
      Portfolio Turnover**                                     45%                 32%                 40%                  62%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                AGGRESSIVE GROWTH PORTFOLIO

                                                              YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                               JULY 31,      JULY 31,     DECEMBER 31,
                                                                2001+        2000(a)        1999(c)
                                                              ----------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                       $ 11.51       $ 11.53        $ 10.05
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                       0.14          0.02           0.12
      Net realized and unrealized gains (losses) from
        investments with affiliates                              (0.44)        (0.02)          1.52
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                         (0.30)           --           1.64
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                      (0.15)        (0.02)         (0.12)
      Net realized gain from investment transactions             (1.16)           --          (0.04)
    --------------------------------------------------------------------------------------------------
        Total Distributions                                      (1.31)        (0.02)         (0.16)
    --------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                  (1.61)        (0.02)          1.48
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                             $  9.90       $ 11.51        $ 11.53
    --------------------------------------------------------------------------------------------------
        Total Return                                             (3.30)%        0.01%(d)      16.31%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                        $23,313       $20,485        $18,847
      Ratio of expenses to average net assets                     0.72%         0.75%(e)       0.73%(e)
      Ratio of net investment income to average net assets        1.34%         0.38%(e)       3.23%(e)
      Ratio of expenses to average net assets*                    1.08%         1.09%(e)       2.10%(e)
      Portfolio Turnover**                                          36%           22%            95%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

   (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

   (b) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

   (c) For the period January 28, 1999 (commencement of operations) through December 31, 1999.

   (d) Not annualized.

   (e) Annualized.
 128

     OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES                           GROWTH PORTFOLIO

                                                                YEAR ENDED                   PERIOD ENDED
                                                                 JULY 31,                      JULY 31,
                                                                  2001+                        2000(a)
                                                                ----------                   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.51                       $ 10.61
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                         0.24                          0.08
      Net realized and unrealized gains (losses) from
        investments
        with affiliates                                            (0.42)                        (0.11)
    -----------------------------------------------------------------------------------------------------
        Total from Investment Activities                           (0.18)                        (0.03)
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.24)                        (0.07)
      Net realized gains from investment transactions              (0.67)                           --
    -----------------------------------------------------------------------------------------------------
        Total Distributions                                        (0.91)                        (0.07)
    -----------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                    (1.09)                        (0.10)
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $  9.42                       $ 10.51
    -----------------------------------------------------------------------------------------------------
        Total Return                                               (1.98)%                       (0.29)%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $18,048                       $19,495
      Ratio of expenses to average net assets                       0.73%                         0.76%(e)
      Ratio of net investment income to average net assets          2.40%                         1.28%(e)
      Ratio of expenses to average net assets*                      1.12%                         1.10%(e)
      Portfolio Turnover**                                            38%                           97%

                                                              PERIOD ENDED
                                                              DECEMBER 31,
                                                                1999(b)
                                                              ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.00
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                        0.16
      Net realized and unrealized gains (losses) from
        investments
        with affiliates                                            0.69
    -----------------------------------------------------------------------------------------------------
        Total from Investment Activities                           0.85
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.16)
      Net realized gains from investment transactions             (0.08)
    -----------------------------------------------------------------------------------------------------
        Total Distributions                                       (0.24)
    -----------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                    0.61
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $ 10.61
    -----------------------------------------------------------------------------------------------------
        Total Return                                               8.59%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $11,372
      Ratio of expenses to average net assets                      0.73%(e)
      Ratio of net investment income to average net assets         4.82%(e)
      Ratio of expenses to average net assets*                     3.14%(e)
      Portfolio Turnover**                                           76%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                GROWTH AND INCOME PORTFOLIO

                                                                YEAR ENDED                   PERIOD ENDED
                                                                 JULY 31,                      JULY 31,
                                                                  2001+                        2000(a)
                                                                ----------                   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.56                       $ 10.51
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                         0.32                          0.14
      Net realized and unrealized gains (losses) from
        investments
        with affiliates                                            (0.12)                         0.03
    -----------------------------------------------------------------------------------------------------
        Total from Investment Activities                            0.20                          0.17
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.33)                        (0.12)
      Net realized gains from investment transactions              (0.63)                           --
    -----------------------------------------------------------------------------------------------------
        Total Distributions                                        (0.96)                        (0.12)
    -----------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                    (0.76)                         0.05
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $  9.80                       $ 10.56
    -----------------------------------------------------------------------------------------------------
        Total Return                                                1.84%                         1.64%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $74,878                       $87,453
      Ratio of expenses to average net assets                       0.57%                         0.58%(e)
      Ratio of net investment income to average net assets          3.25%                         2.39%(e)
      Ratio of expenses to average net assets*                      0.75%                         0.72%(e)
      Portfolio Turnover**                                            51%                           21%

                                                              PERIOD ENDED
                                                              DECEMBER 31,
                                                                1999(c)
                                                              ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $  9.85
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                        0.13
      Net realized and unrealized gains (losses) from
        investments
        with affiliates                                            0.69
    -----------------------------------------------------------------------------------------------------
        Total from Investment Activities                           0.82
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.13)
      Net realized gains from investment transactions             (0.03)
    -----------------------------------------------------------------------------------------------------
        Total Distributions                                       (0.16)
    -----------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                    0.66
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $ 10.51
    -----------------------------------------------------------------------------------------------------
        Total Return                                               8.40%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $86,700
      Ratio of expenses to average net assets                      0.70%(e)
      Ratio of net investment income to average net assets         3.43%(e)
      Ratio of expenses to average net assets*                     0.98%(e)
      Portfolio Turnover**                                           57%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

   (b)For the period from February 1, 1999 (commencement of operations) through December 31, 1999.

    (c)For the period from February 8, 1999 (commencement of operations) through December 31, 1999.

   (d) Not annualized.

    (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES       MODERATE GROWTH AND INCOME PORTFOLIO

                                                                YEAR ENDED                   PERIOD ENDED
                                                                 JULY 31,                      JULY 31,
                                                                  2001+                        2000(a)
                                                                ----------                   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $  10.08                      $   9.98
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                          0.34                          0.18
      Net realized and unrealized gains (losses) from
        investments with affiliates                                  0.14                          0.07
    -----------------------------------------------------------------------------------------------------
        Total from Investment Activities                             0.48                          0.25
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                         (0.35)                        (0.15)
      Net realized gains from investment transactions               (0.45)                           --
    -----------------------------------------------------------------------------------------------------
        Total Distributions                                         (0.80)                        (0.15)
    -----------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                     (0.32)                         0.10
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $   9.76                      $  10.08
    -----------------------------------------------------------------------------------------------------
        Total Return                                                 4.93%                         2.50%(e)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $ 20,264                      $ 20,081
      Ratio of expenses to average net assets                        0.71%                         0.74%(f)
      Ratio of net investment income to average net assets           3.48%                         3.03%(f)
      Ratio of expenses to average net assets*                       1.09%                         1.03%(f)
      Portfolio Turnover**                                             62%                           21%

                                                              PERIOD ENDED
                                                              DECEMBER 31,
                                                                 1999(b)
                                                              -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $   9.88
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                         0.20
      Net realized and unrealized gains (losses) from
        investments with affiliates                                 0.16
    -----------------------------------------------------------------------------------------------------
        Total from Investment Activities                            0.36
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.20)
      Net realized gains from investment transactions              (0.06)
    -----------------------------------------------------------------------------------------------------
        Total Distributions                                        (0.26)
    -----------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                     0.10
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $   9.98
    -----------------------------------------------------------------------------------------------------
        Total Return                                             3.64%(e)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $ 21,384
      Ratio of expenses to average net assets                    0.73%(f)
      Ratio of net investment income to average net assets       4.46%(f)
      Ratio of expenses to average net assets*                   1.87%(f)
      Portfolio Turnover**                                           124%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                                  BOND FUND

                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                               JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                                2001+         2000         1999        1998(c)
                                                              ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                       $  10.52     $  10.63     $  11.05      $  10.72
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                        0.60         0.59         0.61          0.57
      Net realized and unrealized gains (losses) from
        investments                                                0.61        (0.06)       (0.30)         0.38
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                           1.21         0.53         0.31          0.95
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.60)       (0.62)       (0.60)        (0.59)
      Net realized gains from investment transactions                --        (0.02)       (0.13)        (0.03)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                                       (0.60)       (0.64)       (0.73)        (0.62)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                    0.61        (0.11)       (0.42)         0.33
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                             $  11.13     $  10.52     $  10.63      $  11.05
    -------------------------------------------------------------------------------------------------------------
        Total Return                                              11.79%        5.24%        2.68%         7.54%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                        $609,708     $501,550     $380,226      $327,930
      Ratio of expenses to average net assets                      0.84%        0.78%        0.71%         0.73%(f)
      Ratio of net investment income to average net assets         5.47%        5.66%        5.57%         5.72%(f)
      Ratio of expenses to average net assets*                     1.10%        1.03%        0.95%         0.97%(f)
      Portfolio Turnover**                                           24%          27%          18%           40%

    * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    + Net investment income is based on average shares outstanding during the period.
    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund charged its fiscal year end to July 31.

   (b) For the period from February 10, 1999 (commencement of operations) through December 31, 1999.

    (c)Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

   (d)Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 9.03%.

    (e) Not annualized.

    (f) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES                     LIMITED TERM BOND FUND

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(a)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  10.13     $  10.29     $  10.43      $  10.34
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.58         0.59         0.59          0.55
      Net realized and unrealized gains (losses) from
        investments                                             0.43        (0.12)       (0.16)         0.10
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                        1.01         0.47         0.43          0.65
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.59)       (0.63)       (0.57)        (0.56)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.59)       (0.63)       (0.57)        (0.56)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                 0.42        (0.16)       (0.14)         0.09
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  10.55     $  10.13     $  10.29      $  10.43
    ----------------------------------------------------------------------------------------------------------
        Total Return                                           10.26%        4.71%        4.14%         6.04%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $155,261     $177,323     $109,554      $106,953
      Ratio of expenses to average net assets                   0.86%        0.82%        0.71%         0.73%(d)
      Ratio of net investment income to average net
        assets                                                  5.59%        5.74%        5.60%         5.70%(d)
      Ratio of expenses to average net assets*                  1.12%        1.07%        0.98%         0.98%(d)
      Portfolio Turnover**                                        44%          34%          39%           39%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                     GOVERNMENT INCOME FUND

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999        1998(a)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $   9.61     $   9.62      $ 9.87        $ 9.66
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.56         0.57        0.54          0.59
      Net realized and unrealized gains (losses) from
        investments                                             0.50        (0.03)      (0.26)         0.17
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                        1.06         0.54        0.28          0.76
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.57)       (0.55)      (0.53)        (0.55)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.57)       (0.55)      (0.53)        (0.55)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                 0.49        (0.01)      (0.25)         0.21
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  10.10     $   9.61      $ 9.62        $ 9.87
    ----------------------------------------------------------------------------------------------------------
        Total Return                                           11.30%        5.91%       2.72%         7.58%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $302,099     $356,642      $3,150        $2,521
      Ratio of expenses to average net assets                   0.84%        0.85%       0.60%         0.63%(d)
      Ratio of net investment income to average net
        assets                                                  5.62%        5.68%       5.44%         5.72%(d)
      Ratio of expenses to average net assets*                  1.10%        1.13%       1.65%         1.80%(d)
      Portfolio Turnover**                                        25%          42%         27%           35%

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 +Net investment income is based on average shares outstanding during the period.

(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

(b) Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 6.37%.

(c)Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 8.04%.

(d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES          LIMITED TERM U.S. GOVERNMENT FUND

                                                           YEAR ENDED   PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                            JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,
                                                             2001+        2000(a)          1999         1998(b)
                                                           ----------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  9.89       $  9.85        $ 10.25        $ 10.29
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.48          0.29           0.50           0.03
      Net realized and unrealized gains (losses) from
        investments                                            0.38          0.02          (0.39)         (0.04)
    --------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       0.86          0.31           0.11          (0.01)
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.49)        (0.27)         (0.50)         (0.03)
      Net realized gains from investment transactions            --            --          (0.01)            --
    --------------------------------------------------------------------------------------------------------------
        Total Distributions                                   (0.49)        (0.27)         (0.51)         (0.03)
    --------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                0.37          0.04          (0.40)         (0.04)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 10.26       $  9.89        $  9.85        $ 10.25
    --------------------------------------------------------------------------------------------------------------
        Total Return                                           8.88%         3.18%(e)       1.08%         (0.14)%(e)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $32,351       $37,648        $42,281        $46,344
      Ratio of expenses to average net assets                  1.00%         0.99%(f)       0.98%          0.69%(f)
      Ratio of net investment income to average net
        assets                                                 4.76%         5.00%(f)       4.94%          5.29%(f)
      Ratio of expenses to average net assets*                 1.32%         1.21%(f)       1.14%          0.96%(f)
      Portfolio Turnover**                                       31%            4%            17%            86%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                        MUNICIPAL BOND FUND

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                             2001+         2000         1999       1998(c)
                                                           ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $   9.77     $   9.87     $  10.14     $  10.04
    --------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.41         0.41         0.42         0.39
      Net realized and unrealized gains (losses) from
        investments                                             0.41        (0.05)       (0.18)        0.14
    --------------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.82         0.36         0.24         0.53
    --------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.40)       (0.41)       (0.40)       (0.40)
      Net realized gains from investment transactions             --        (0.05)       (0.11)       (0.03)
    --------------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.40)       (0.46)       (0.51)       (0.43)
    --------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                 0.42        (0.10)       (0.27)        0.10
    --------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  10.19     $   9.77     $   9.87     $  10.14
    --------------------------------------------------------------------------------------------------------
        Total Return                                            8.52%        3.85%        2.30%        4.49%(d)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $380,330     $387,511     $321,293     $326,464
      Ratio of expenses to average net assets                   0.74%        0.68%        0.61%        0.64%(f)
      Ratio of net investment income to average net
        assets                                                  4.04%        4.25%        4.11%        4.23%(f)
      Ratio of expenses to average net assets*                  1.10%        1.02%        0.95%        0.97%(f)
      Portfolio Turnover**                                         5%           9%          21%          29%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    +Net investment income is based on average shares outstanding during the period.

    (a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

   (b) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

    (c)Effectively September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

   (d)Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Municipal Bond Fund Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.27%

    (e) Not annualized.

    (f) Annualized.

     OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST SHARES                    FLORIDA TAX-EXEMPT FUND

                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                            JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                             2001+         2000         1999       1998(a)(b)
                                                           ----------   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.16      $ 10.22      $ 10.46       $ 10.39
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.41         0.42         0.43          0.41
      Net realized and unrealized gains (losses) from
        investments                                            0.36        (0.02)       (0.20)         0.14
    ----------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       0.77         0.40         0.23          0.55
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.41)       (0.43)       (0.41)        (0.41)
      Net realized gains from investment transactions            --        (0.03)       (0.06)        (0.07)
    ----------------------------------------------------------------------------------------------------------
        Total Distributions                                   (0.41)       (0.46)       (0.47)        (0.48)
    ----------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                                0.36        (0.06)       (0.24)         0.07
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 10.52      $ 10.16      $ 10.22       $ 10.46
    ----------------------------------------------------------------------------------------------------------
        Total Return                                           7.72%        4.02%        2.16%         4.66%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $57,181      $61,877      $63,548       $55,369
      Ratio of expenses to average net assets                  0.75%        0.65%        0.49%         0.49%(f)
      Ratio of net investment income to average net
        assets                                                 3.95%        4.19%        4.10%         4.30%(f)
      Ratio of expenses to average net assets*                 1.19%        1.11%        1.01%         1.04%(f)
      Portfolio Turnover**                                        7%          11%          34%           30%

   FINANCIAL HIGHLIGHTS, TRUST SHARES                  TENNESSEE TAX-EXEMPT FUND

                                                   YEAR ENDED   PERIOD ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                    JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                     2001+        2000(C)          1999           1998         1997(d)
                                                   ----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD            $  9.74       $  9.55        $ 10.19        $  10.18       $  10.05
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.38          0.22           0.35            0.37           0.10
      Net realized and unrealized gains (losses)
        from investments                               0.36          0.18          (0.64)           0.08           0.13
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.74          0.40          (0.29)           0.45           0.23
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.38)        (0.21)         (0.35)          (0.37)         (0.10)
      Net realized gains from investment
        transactions                                     --            --             --           (0.07)            --
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.38)        (0.21)         (0.35)          (0.44)         (0.10)
    ---------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                        0.36          0.19          (0.64)           0.01           0.13
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $ 10.10       $  9.74        $  9.55        $  10.19       $  10.18
    ---------------------------------------------------------------------------------------------------------------------
        Total Return                                   7.70%         4.26%(e)      (2.83)%          4.52%          2.35%(e)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)             $56,693       $65,160        $75,537        $ 91,687       $100,742
      Ratio of expenses to average net assets          0.94%         0.95%(f)       1.00%           0.95%          0.56%(f)
      Ratio of net investment income to average
        net assets                                     3.77%         3.95%(f)       3.57%           3.65%          4.22%(f)
      Ratio of expenses to average net assets*         1.23%         1.11%(f)       1.00%           0.95%          0.87%(f)
      Portfolio Turnover**                              123%           23%            64%            155%           253%

    * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    +Net investment income is based on average shares outstanding during the period.

    (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

   (b) Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.40%.

    (c)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end July 31.

   (d)For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

    (e)Not annualized.

    (f) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST CLASS                     PRIME MONEY MARKET FUND

                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                      2001         2000         1999         1998         1997
                                                   ----------   ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.051        0.052        0.045        0.050        0.049
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.051        0.052        0.045        0.050        0.049
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.051)      (0.052)      (0.045)      (0.050)      (0.049)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.051)      (0.052)      (0.045)      (0.050)      (0.049)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                           --           --           --           --           --
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
    -------------------------------------------------------------------------------------------------------------
        Total Return                                    5.18%        5.31%        4.59%        5.09%        5.00%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $745,662     $731,762     $536,899     $479,974     $416,966
      Ratio of expenses to average net assets           0.63%        0.67%        0.68%        0.69%        0.68%
      Ratio of net investment income to average
        net assets                                      5.06%        5.24%        4.51%        4.98%        4.89%
      Ratio of expenses to average net assets*          0.84%        0.76%        0.69%        0.70%         (a)

   FINANCIAL HIGHLIGHTS, TRUST SHARES            U.S. TREASURY MONEY MARKET FUND

                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                      2001         2000         1999         1998         1997
                                                   ----------   ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.048        0.048        0.041        0.047        0.046
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.048        0.048        0.041        0.047        0.046
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.048)      (0.048)      (0.041)      (0.047)      (0.046)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.048)      (0.048)      (0.041)      (0.047)      (0.046)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                           --           --           --           --           --
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
    -------------------------------------------------------------------------------------------------------------
        Total Return                                    4.87%        4.86%        4.16%        4.77%        4.70%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $199,416     $286,872     $320,847     $352,055     $309,361
      Ratio of expenses to average net assets           0.76%        0.73%        0.69%        0.70%        0.69%
      Ratio of net investment income to average
        net assets                                      4.82%        4.74%        4.10%        4.67%        4.60%
      Ratio of expenses to average net assets*          0.87%        0.77%        0.70%        0.70%            (a)

 * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee reductions in this period.

   OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS, TRUST CLASS          TREASURY RESERVE MONEY MARKET FUND

                                       YEAR
                                      ENDED      PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                     JULY 31,      JULY 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                       2001        2000(a)          1999           1998           1997         1996(b)
                                    ----------   ------------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD                         $  1.000      $  1.000       $  1.000       $  1.000         1.000        $  1.000
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income             0.049         0.031          0.043          0.048         0.049           0.024
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment
          Activities                    0.049         0.031          0.043          0.048         0.049           0.024
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income            (0.049)       (0.031)        (0.043)        (0.048)       (0.049)         (0.024)
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions            (0.049)       (0.031)        (0.043)        (0.048)       (0.049)         (0.024)
    ---------------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value            --            --             --             --            --              --
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD   $  1.000      $  1.000       $  1.000       $  1.000       $ 1.000        $  1.000
    ---------------------------------------------------------------------------------------------------------------------
        Total Return                     5.06%         3.10%(c)       4.39%          4.93%         5.05%           2.43%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period
        (000)                        $266,738      $280,546       $341,803       $309,979       $14,175        $109,698
      Ratio of expenses to average
        net assets                       0.62%         0.61%(d)       0.59%          0.53%         0.50%           0.52%(d)
      Ratio of net investment
        income to average net
        assets                           4.99%         5.24%(d)       4.31%          4.78%         4.94%           4.78%(d)
      Ratio of expenses to average
        net assets**                     0.85%         0.76%(d)       0.60%            (e)           (e)             (e)

   FINANCIAL HIGHLIGHTS, TRUST SHARES               TAX-EXEMPT MONEY MARKET FUND

                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                      2001         2000         1999         1998         1997
                                                   ----------   ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD            $  0.998     $  1.000     $ 1.000      $ 1.000      $ 1.000
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.029        0.032       0.027        0.031        0.031
      Net realized and unrealized gains (losses)
        from investments                                  --*      (0.002)         --           --           --
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.029        0.030       0.027        0.031        0.031
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.029)      (0.032)     (0.027)      (0.031)      (0.031)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.029)      (0.032)     (0.027)      (0.031)      (0.031)
    -------------------------------------------------------------------------------------------------------------
      Change in Net Asset Value                           --       (0.002)         --           --           --
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $  0.998     $  0.998     $ 1.000      $ 1.000      $ 1.000
    -------------------------------------------------------------------------------------------------------------
        Total Return                                    2.98%        3.23%       2.76%        3.13%        3.15%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $151,905     $141,874     $73,880      $62,084      $55,429
      Ratio of expenses to average net assets           0.65%        0.59%       0.49%        0.50%        0.52%
      Ratio of net investment income to average
        net assets                                      2.95%        3.28%       2.71%        3.07%        3.10%
      Ratio of expenses to average net assets**         0.86%        0.80%       0.73%        0.73%        0.72%

 *Less than $0.0005.

 ** During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(b) For the period from July 1, 1996 (commencement of operations) through December 31, 1996.

(c) Not annualized.

(d) Annualized.

 (e) There were no fee reductions in this period.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

AMSOUTH FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                        AMSOUTH FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-800-451-8382
                        INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-5551.                             ASO120101T

                                  AMSOUTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 1, 2001

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of the AmSouth Value Fund, the AmSouth Growth Fund, the AmSouth Capital Growth Fund, the AmSouth Large Cap Fund, the AmSouth Mid Cap Fund, the AmSouth Small Cap Fund, the AmSouth Equity Income Fund, the AmSouth Balanced Fund, the AmSouth Select Equity Fund, the AmSouth Enhanced Market Fund, the AmSouth International Equity Fund, the AmSouth Strategic
Portfolios: Aggressive Growth Portfolio, the AmSouth Strategic Portfolios:
Growth Portfolio, the AmSouth Strategic Portfolios: Growth and Income Portfolio, the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund, the AmSouth Government Income Fund, the AmSouth Limited Term U.S. Government Fund, the AmSouth Municipal Bond Fund, the AmSouth Florida Tax-Exempt Fund, the AmSouth Tennessee Tax-Exempt Fund, the AmSouth Limited Term Tennessee Tax-Exempt Fund, the AmSouth Prime Money Market Fund, the AmSouth U.S. Treasury Money Market Fund, the AmSouth Treasury Reserve Money Market Fund, the AmSouth Tax-Exempt Money Market Fund, and the AmSouth Prime Obligations Money Market Fund (each a "Fund" and collectively the "Funds"), each dated December 1, 2001. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. A copy of each Fund's Prospectus may be obtained by writing to AmSouth Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, or by telephoning toll free (800) 451-8382.


                                TABLE OF CONTENTS

                                                                                                                     PAGE

AMSOUTH FUNDS.............................................................................................................1
INVESTMENT OBJECTIVES AND POLICIES........................................................................................1
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS...........................................................................2
INVESTMENT RESTRICTIONS..................................................................................................22
PORTFOLIO TURNOVER.......................................................................................................28
VALUATION................................................................................................................29
VALUATION OF THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND..............................................30
VALUATION OF THE CAPITAL APPRECIATION FUNDS AND THE INCOME FUNDS.........................................................30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................................................................30
PURCHASE OF SHARES.......................................................................................................30
MATTERS AFFECTING REDEMPTION.............................................................................................33
TAXES....................................................................................................................33
ADDITIONAL TAX INFORMATION CONCERNING THE TAX-EXEMPT FUND, THE TAX-FREE FUNDS,
         THE TENNESSEE TAX-EXEMPT FUND, AND THE LIMITED TERM TENNESSEE TAX-EXEMPT FUND...................................39
MANAGEMENT OF THE TRUST..................................................................................................42
OFFICERS.................................................................................................................44
PORTFOLIO TRANSACTIONS...................................................................................................49
GLASS-STEAGALL ACT.......................................................................................................52
ADMINISTRATOR............................................................................................................53
EXPENSES.................................................................................................................55
SUB-ADMINISTRATORS.......................................................................................................55
DISTRIBUTOR..............................................................................................................56
CUSTODIAN................................................................................................................61
TRANSFER AGENT AND FUND ACCOUNTING SERVICES..............................................................................62
INDEPENDENT ACCOUNTANTS..................................................................................................62
LEGAL COUNSEL............................................................................................................62
PERFORMANCE INFORMATION..................................................................................................62
YIELDS OF THE MONEY MARKET FUNDS.........................................................................................63

                       STATEMENT OF ADDITIONAL INFORMATION

                                  AMSOUTH FUNDS


         AmSouth Funds (the "Trust") is an open-end management investment company. The Trust consists of twenty-eight series of units of beneficial interest ("Shares"), each representing interests in one of twenty-eight separate investment portfolios (each a "Fund"): the AmSouth Value Fund (the "Value Fund"), the AmSouth Growth Fund (the "Growth Fund"), the AmSouth Small Cap Fund (the "Small Cap Fund"), the AmSouth Equity Income Fund (the "Equity Income Fund"), the AmSouth Balanced Fund (the "Balanced Fund"), the AmSouth Select Equity Fund (the "Select Equity Fund"), the AmSouth Enhanced Market Fund (the "Enhanced Market Fund"), the AmSouth Capital Growth Fund (the "Capital Growth Fund"), the AmSouth Large Cap Fund (the "Large Cap Fund"), the AmSouth Mid Cap Fund (the "Mid Cap Fund"), and the AmSouth International Equity Fund (the "International Equity Fund" and these eleven Funds being collectively referred to as the "Capital Appreciation Funds"), the AmSouth Strategic Portfolios:
Aggressive Growth Portfolio (the "Aggressive Growth Portfolio"), the AmSouth Strategic Portfolios: Growth Portfolio (the "Growth Portfolio"), the AmSouth Strategic Portfolios: Growth and Income Portfolio (the "Growth and Income Portfolio, and the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio (the "Moderate Growth and Income Portfolio") and these four funds being collectively referred to as the "Strategic Portfolios"), the AmSouth Bond Fund (the "Bond Fund"), the AmSouth Limited Term Bond Fund (the "Limited Term Bond Fund"), the AmSouth Government Income Fund (the "Government Income Fund"), the AmSouth Municipal Bond Fund (the "Municipal Bond Fund"), the AmSouth Florida Tax-Exempt Fund (the "Florida Fund"), the AmSouth Limited Term U.S. Government Fund (the "Limited Term U.S. Government Fund"), the AmSouth Tennessee Tax-Exempt Fund (the "Tennessee Tax-Exempt Fund"), the AmSouth Limited Term Tennessee Tax-Exempt Fund (the "Limited Term Tennessee Tax-Exempt Fund" and these eight Funds being collectively referred to as the "Income Funds"), the AmSouth Prime Money Market Fund (the "Prime Money Market Fund"), the AmSouth U.S. Treasury Money Market Fund (the "U.S. Treasury Fund"), the AmSouth Tax-Exempt Money Market Fund (the "Tax-Exempt Fund"), the AmSouth Treasury Reserve Money Market Fund (the "Treasury Reserve Fund" and these four Funds being collectively referred to as the "Money Market Funds"), and the AmSouth Institutional Prime Obligations Money Market Fund (the "Institutional Prime Obligations Fund" or the "Institutional Money Market Fund"). The Florida Fund and the Municipal Bond Fund are also collectively referred to herein as the "Tax-Free Funds." The Funds, except for the U.S. Treasury Fund, the Tax-Exempt Fund, the Treasury Reserve Fund, and the Institutional Prime Obligations Fund, offer three classes of
Shares: Trust Shares, Class A Shares, and Class B Shares. The U.S. Treasury Fund, the Treasury Reserve Fund, and the Tax-Exempt Fund offer two classes of
Shares: Trust Shares and Class A Shares. The Institutional Prime Obligations Fund and the Institutional U.S. Treasury Fund offer three classes of Shares:
Class I Shares, Class II Shares, and Class III Shares. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. This Statement of Additional Information relates to all Funds. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

STRATEGIC PORTFOLIOS

         Each Strategic Portfolio seeks to achieve its investment objective by allocating its assets among other mutual funds ("Underlying Funds") advised by the Advisor, within predetermined strategy ranges, as set forth below. The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

         Each Strategic Portfolio will invest its assets in the Underlying Funds within the strategy ranges (expressed as a percentage of the Strategic Portfolio's assets) indicated below:



                                                                                       STRATEGY RANGES
                                                                                       ---------------
                                                                                                              MODERATE
                                                             AGGRESSIVE                      GROWTH AND      GROWTH AND
                                                               GROWTH           GROWTH          INCOME         INCOME
UNDERLYING FUND                                               PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------                                               ---------        ---------      ---------       ---------

Value Fund..........................................              0-70%            0-65%           0-60%          0-50%
Large Cap Fund.....................................               0-70%            0-65%           0-60%          0-50%
Capital Growth Fund.................................              0-45%            0-25%           0-25%          0-15%
Equity Income Fund..................................                 0%            0-25%           0-25%          0-15%
Mid Cap Fund........................................              0-30%            0-25%           0-20%             0%
Small Cap Fund......................................              0-30%            0-25%           0-20%             0%
International Equity Fund...........................              0-20%            0-15%           0-15%             0%
Limited Term Bond Fund..............................                 0%               0%           0-20%          0-45%
Prime Money Market Fund.............................              0-30%            0-20%           0-20%          0-20%


         The Strategic Portfolios' selection of the Underlying Funds in which to invest, as well as the percentage of a Strategic Portfolio's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders.

         Changes in the net asset value of the Underlying Funds may affect cash income, if any, derived from these investments and will affect a Strategic Portfolio's net asset value. Because each Strategic Portfolio invests primarily in other mutual funds, which fluctuate in value, the Strategic Portfolio's shares will correspondingly fluctuate in value. Although the Strategic Portfolios normally seek to remain substantially fully invested in the Underlying Funds, each Strategic Portfolio may invest temporarily in certain short-term obligations. Such obligations may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. Each Strategic Portfolio also may borrow money for temporary or emergency purposes.

         The Investment Company Act of 1940 (the "1940 Act") permits the Strategic Portfolios to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), such as the Strategic Portfolios and the Underlying Funds, provided that the Strategic Portfolios observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders and do not invest in other funds of funds.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objectives, restrictions and policies of each Fund as set forth in the respective Prospectus for that Fund.

         HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND. As noted in the Prospectuses for the Money Market Funds and the Institutional Money Market Fund, each such Fund may invest only in obligations determined by AmSouth Investment Management Company, LLC, Birmingham, Alabama ("AIMCO"), the investment advisor to the Trust ("Advisor"), to present minimal credit risks under guidelines adopted by the Trust's Trustees. AIMCO is a wholly-owned subsidiary of AmSouth Bank ("AmSouth").

         With regard to the Prime Money Market Fund and the Institutional Prime Obligations Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two nationally recognized statistical ratings organizations ("NRSROs"); or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees. With regard to the Tax-Exempt Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees. For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Advisor to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities which may be purchased by the Prime Money Market Fund and the Tax-Exempt Fund are hereinafter referred to as "Eligible Securities.")

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Advisor. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.

         The Prime Money Market Fund and the Institutional Prime Obligations Fund will each not invest more than 5% of its total assets in the securities of any one issuer, except that each Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as an Eligible Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Advisor may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Advisor with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds, except the U.S. Treasury Fund, the Treasury Reserve Fund, and the Limited Term U.S. Government Fund, may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. The Prime Money Market Fund and the Institutional Prime Obligations Fund will not invest in excess of 10% of their net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Each Fund, except for the U.S. Treasury Fund, the Treasury Reserve Fund, and the Limited Term U.S. Government Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Each Fund except the U.S. Treasury Fund, the Treasury Reserve Fund, the Limited Term U.S. Government Fund, the Tax-Exempt Fund, and the Tax-Free Funds may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.

         HIGH YIELD SECURITIES. The Equity Income Fund, and to a limited extent the Capital Growth Fund, may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by S&P and "Ba" or lower by Moody's). The Capital Growth Fund may invest in securities rated as low as Ba by Moody's or BB by S&P, Fitch, or Duff. Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

         Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Equity Income Fund more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Equity Income Fund's ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Equity Income Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

         INSURANCE COMPANY FUNDING AGREEMENTS. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Bond Fund, the Limited Term Bond Fund, the Tennessee Tax-Exempt Fund, the Limited Term Tennessee Tax-Exempt Fund, the Prime Money Market Fund, and the Institutional Prime Obligations Fund may invest in funding agreements ("Funding Agreements"), also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, these Funds invest an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. These Funds will only purchase a Funding Agreement (i) when the Advisor has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the 1940 Act, of the issuer, on any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because these Funds may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in such Fund which are not readily marketable, will not exceed 15% of such Fund's net assets in the case of the Bond Fund, the Limited Term Bond Fund, the International Equity Fund, the Large Cap Fund, and the Mid Cap Fund, and 10% of such Funds net assets in the case of the Prime Money Market Fund, the Capital Growth Fund, the Tennessee Tax-Exempt Fund, and the Limited Term Tennessee Tax-Exempt Fund. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Prime Money Market Fund, the Institutional Prime Obligations Fund, the Capital Appreciation Funds, and the Income Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. The Advisor or Sub-Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         VARIABLE AND FLOATING RATE NOTES AND BONDS. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Tax-Exempt Fund, the Bond Fund, the Limited Term Bond Fund, the Tax-Free Funds, The Tennessee Tax-Exempt Fund, the Limited Term Tennessee Tax-Exempt Fund may acquire variable and floating rate notes and bonds, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide "for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value." A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

         For purposes of these Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         PARTICIPATION INTERESTS AND TRUST RECEIPTS. (International Equity Fund, Mid Cap Fund, Large Cap Fund, Capital Growth Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund) Each of these Funds may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Advisor, acting upon delegated authority from the Trust's Board of Trustees, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Advisor, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Advisor will consider, in accordance with procedures established by the Board of Trustees, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.


         ZERO COUPON OBLIGATIONS. Each Fund may acquire zero-coupon obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Bond Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 15% of the value of the Bond Fund's total assets, and the Limited Term Bond Fund and the Tennessee Tax-Exempt Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 25% of the value of the Limited Term Bond Fund's total assets. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Tennessee Tax-Exempt Fund, and the Limited Term Tennessee Tax-Exempt Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities.

         An increase in interest rates will generally reduce the value of the investments in the Income Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.


         FOREIGN INVESTMENT. All of the Funds, except the U.S. Treasury Fund, the Treasury Reserve Fund, the Limited Term U.S. Government Fund, the Tennessee Tax-Exempt Fund, the Limited Term Tennessee Tax-Exempt Fund, and the Tax-Free Funds, may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, and American Depository Receipts ("ADRs") which are foreign shares of a company held by a U.S. bank which issues a receipt evidencing ownership. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire such securities only when the Advisor or Sub-Advisor believes the risks associated with such investments are minimal.

         REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which the Advisor or Sub-Advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Advisor or Sub-Advisor will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


         REVERSE REPURCHASE AGREEMENTS. As discussed in each Prospectus, each Fund, except the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Mid Cap Fund, the Capital Growth Fund, the Limited Term U.S. Government Fund, the Tennessee Tax-Exempt Fund, and the Limited Term Tennessee Tax-Exempt Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such an agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities in the case of the Money Market Funds, the Institutional Money Market Fund, and the Income Funds or other liquid, high-grade debt securities, in the case of the Value Fund, the Growth Fund, the Small Cap Fund, the Mid Cap Fund, the Equity Income Fund, the Balanced Fund, the Select Equity Fund, and the Enhanced Market Fund. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


         U.S. GOVERNMENT OBLIGATIONS. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those such as GNMA and the Export-Import Bank of the United States, which are supported by the full faith and credit of the U.S. government; others, such as those of FNMA, which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or FHLMC, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Advisor or Sub-Advisor believes that the credit risk with respect thereto is minimal.

         The principal governmental (i.e., backed by the full faith and credit of the U.S. government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related (i.e., not backed by the full faith and credit of the U.S. government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC but are not backed by the full faith and credit of the U.S. government.

         WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. As discussed in the Prospectuses, each Fund except the Prime Money Market Fund, the Institutional Prime Obligations Fund, and the U.S. Treasury Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each of the Value Fund, the Growth Fund, the Small Cap Fund, the Equity Income Fund, the Balanced Fund, the Select Equity Fund, and the Enhanced Market Fund expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Advisor or Sub-Advisor to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

         When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


         ASSET-BACKED SECURITIES. The Bond Fund, the Limited Term Bond Fund, the Institutional Prime Obligations Fund, the Capital Growth Fund, the Mid Cap Fund, and the Prime Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.


         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period, typically 18 months. The CARD'S principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. CARDS have monthly payment schedules, weighted-average lives of 18-24 months and stated final maturities ranging from 3 to 5 years. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. The Bond Fund and the Limited Term Bond Fund will only purchase an asset-backed security if it is rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if unrated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. Asset-backed securities purchased by the Institutional Prime Obligations Fund will be subject to the same quality requirements as other securities purchased by the Fund.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Government Income Fund may purchase mortgage-related securities at a premium or at a discount.

         MORTGAGE-RELATED SECURITIES ISSUED BY NONGOVERNMENTAL ENTITIES. The Government Income Fund and the Capital Growth Fund may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are not direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Government Income Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Government Income Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Advisor determines that the securities meet the Government Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Government Income Fund and the Capital Growth Fund will not purchase mortgage-related securities or any other assets which in the Advisor's opinion are illiquid, if as a result, more than 15% of the value of the Government Income Fund's or more than 10% of the value of the Capital Growth Fund's net assets will be illiquid.


         COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-related securities in which the Government Income Fund, the Limited Term U.S. Government Fund, the Mid Cap Fund and the Capital Growth Fund may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations. The staff of the Securities and Exchange Commission has determined that certain issuers of CMOs are investment companies for purposes of the 1940 Act.

         CMOs may include Stripped Mortgage Securities. Such securities are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa.

         The Stripped Mortgage Securities held by the Funds will be considered liquid securities only under guidelines established by the Trust's Board of Trustees, and the Fund will not purchase a Stripped Mortgage Security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

         In reliance on a recent staff interpretation, the Funds' investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the staff's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (a) invest primarily in mortgaged-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs or REMICs that do not meet the above requirements, the Funds' investment in such securities will be subject to the limitations on its investment in investment company securities. See "Investment Company Securities" in this Statement of Additional Information.

         The Funds expect that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be different from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of securities.

         CONVERTIBLE SECURITIES. Each of the Capital Appreciation Funds may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Each Fund other than the Balanced Fund may invest in convertible securities rated "BBB" or higher by an NRSRO at the time of investment, or if unrated, of comparable quality. The Equity Income Fund may invest in convertible securities rated "BB" or lower by an NRSRO at the time of investment, or if unrated, of comparable quality. The Balanced Fund may invest in convertible securities rated "A" or higher by an NRSRO or, if unrated, of comparable quality. If a convertible security falls below these minimum ratings after a Fund has purchased it, a Fund is not required to drop the convertible bond from its portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

         Securities which are rated "BB" or lower by Standard & Poor's or "Ba" or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. There is no lower limit with respect to rating categories for convertible securities in which the Equity Income Fund may invest.

         Corporate debt obligations that are not determined to be investment-grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions or the issuer's credit quality. Because investments in lower rated securities involve greater investment risk, achievement of the Equity Income Fund's investment objective may be more dependent on the Sub-Advisor's credit analysis than would be the case if the Fund were investing in higher rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities. The Sub-Advisor attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

         Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

         The Funds will exchange or convert the convertible securities held in portfolio into shares of the underlying common stock in instances in which, in the opinion of the Advisor or Sub-Advisor, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objectives. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor or Sub-Advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor or Sub-Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

         CALLS. The Capital Appreciation Funds, the Bond Fund, the Limited Term Bond Fund and the Government Income Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be issued by the Options Clearing Corporation and may or may not be listed on a National Securities Exchange. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Advisor's or Sub-Advisor's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing

Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike when a Fund owns securities not subject to an option, these Funds will not have any control over when they may be required to sell the underlying securities, since they may be assigned an exercise notice at any time prior to the expiration of their obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds will consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Advisor or Sub-Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.


         PUTS. The Tax-Exempt Fixed Income Funds may acquire "puts" with respect to Municipal Securities held in their portfolios, the Balanced Fund, and the Taxable Fixed Income Funds may acquire "puts" with respect to debt securities held in their portfolios, and the Capital

Appreciation Funds may acquire "puts" with respect to equity securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.


         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Tax-Exempt Fund's assets pursuant to Rule 2a-7 under the 1940 Act. See "Variable and Floating Rate Notes" and "Valuation of the Prime Money Market Fund, the U.S. Treasury Fund and the Tax-Exempt Fund" in this Statement of Additional Information.

         The Limited Term Bond Fund will acquire puts solely to shorten the maturity of the underlying debt security.


         The Income Funds and Capital Appreciation Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).


         The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Advisor's opinion, present minimal credit risks.

         The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, and the Capital Growth Fund may write covered put options in respect of specific securities in which the Funds may invest and write covered call and put option contracts. The principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Enhanced Market Fund, the Select Equity Fund, the Small Cap Fund, the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Tennessee Tax-Exempt Fund, and the Limited Term Tennessee Tax-Exempt Fund may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) to commit funds awaiting investment, to maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying the futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         Successful use of futures by the Funds is also subject to an advisor's or Sub-Advisor's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         INVESTMENT COMPANY SECURITIES. Each Capital Appreciation Fund and Income Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund including Shares of the AmSouth Prime Money Market Fund, the AmSouth U.S. Treasury Fund and the Treasury Reserve Fund (the "AmSouth Money Market Funds"), and the AmSouth Institutional Prime Obligations Fund (the "AmSouth Institutional Money Market Fund") provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate; each of the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Limited Term U.S. Government Fund, the Tennessee Tax-Exempt Fund, the Limited Term Tennessee Tax-Exempt Fund, and the Treasury Reserve Money Market Fund may invest up to 5% of the value of its total assets in securities issued by other investment companies which principally invest in securities of the type in which such Fund invests provided that no more than 10% of a Fund's total assets may be invested in the securities of mutual funds in the aggregate; and each of the Prime Money Market

Fund, the Institutional Prime Obligations Fund, and the Tax-Exempt Fund may invest up to 5% of the value of its total assets in the securities of other money market funds that have similar policies and objectives provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by the Funds in the AmSouth Money Market Funds or the AmSouth Institutional Money Market Fund, the Advisor and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the AmSouth Money Market Funds or the AmSouth Institutional Money Market Fund that are attributable to those Fund investments. The Advisor and the Administrator will promptly forward such fees to the Funds. Each Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.

         SECURITIES LENDING. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which are not affiliated directly or indirectly with the Trust. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or other liquid securities. This collateral will be valued daily by the Advisor or Sub-Advisor and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor or Sub-Advisor has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

         SHORT-TERM TRADING. Each Capital Appreciation Fund (except the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, and the Capital Growth Fund) and the Government Income Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Advisor or Sub-Advisor believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

         SHORT-SELLING. (International Equity Fund and, to a limited extent, Capital Growth Fund, Limited Term U.S. Government Fund, Tennessee Tax-Exempt Fund, and Limited Term Tennessee Tax-Exempt Fund) In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of these Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of these Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

         MUNICIPAL SECURITIES. Under normal market conditions, the Tax-Exempt Fund and the Municipal Bond Fund will be primarily invested in bonds (and in the case of the Tax-Exempt Fund, notes) issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from federal income tax ("Municipal Securities"). Under normal market conditions, the Tax-Exempt Fund will invest at least 80% of its total assets, the Municipal Bond Fund will invest at least 80% of its net assets, and the Florida Fund may invest up to 20% of its net assets in Municipal Securities, the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax.

         Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term

Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, private activity bonds may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered Municipal Securities if they do not have this effect regarding individuals.

         Municipal Securities may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectuses of the Tax-Exempt Fund, the Municipal Bond Fund and the Florida Fund (collectively, the "Tax-Free Funds"), the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. A Fund permitted to invest in Municipal Securities may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchases by the Tax-Exempt Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Tax-Exempt Fund. Neither event would under all circumstances require the elimination of such an obligation from the Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the Fund.

         Municipal Securities purchased by the Tax-Exempt Fund may include rated and unrated variable and floating rate tax-exempt notes, which may have a stated maturity in excess of one year but which will, in such event, be subject to a demand feature that will permit the Tax-Exempt Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or (ii) at specified intervals not exceeding one year and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax-Exempt Fund will approximate their par value.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Opinions relating to the validity of Eligible Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Free Funds nor the Advisor will review the proceedings relating to the issuance of Eligible Municipal Securities or the basis for such opinions.

         Although the Tax-Exempt Fund and Municipal Bond Fund do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. An example of such securities are obligations the repayment of which is dependent upon similar types of projects. Such investments would be made only if deemed necessary or appropriate by the Advisor. To the extent that the Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such securities, such as negative developments in a particular industry, to a greater extent than it would be if the Fund's assets were not so concentrated.

         The Tax-Free Funds may acquire "puts" with respect to Eligible Municipal Securities held in their portfolios. Under a put, the Funds would have the right to sell a specified Eligible Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Eligible Municipal Security. The Funds will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying Eligible Municipal Securities, or permit the investment of the Funds' at a more favorable rate of return. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put separately in cash. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

         TAX-FREE FUNDS. The Tax-Free Funds may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by the Funds, but are not marketable to third parties. Master demand notes are direct lending arrangements between the Fund and the issuer of such notes. The Advisor will review the quality of master demand notes at least quarterly, and will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Funds set forth above for commercial paper.

         The Tax-Free Funds may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Funds will be determined by the Advisor under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Funds' investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Funds will approximate their par value.

         The Tax-Free Funds may acquire zero coupon obligations. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Funds will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 20% of the value of the Florida Fund's total assets and 25% of the Municipal Bond Fund's total assets.

         An increase in interest rates will generally reduce the value of the investments in the Tax-Free Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors besides current yield, including the preservation of capital, maturity, and yield to maturity.

         TENNESSEE TAX-EXEMPT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND. Municipal Securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Securities and purchased and sold separately.

         Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

         Each of these Funds may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. The Trust's Board of Trustees has established guidelines for the Advisor to determine the liquidity and appropriate valuation of lease obligations based on factors which include:
(1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

         Each of these Funds may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.

         Each Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Securities and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, each of these Funds expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.


         THE MUNICIPAL BOND FUND -- CONCENTRATION IN ALABAMA ISSUERS. The Municipal Bond Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Alabama Municipal Securities"). Because of the relatively small number of issuers of Alabama Municipal Securities, the Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Fund's Shares.


         GENERAL ECONOMIC CHARACTERISTICS OF ALABAMA. Alabama ranks twenty-third in the nation in total population, with over four million residents in 2000. Its economy has historically been based primarily on agriculture, textiles, mineral extraction and iron and steel production, although the state has diversified into health care related industries and other service-oriented sectors. Overall job growth rate was 0.7% in 2000. Alabama's per capita income in 2000 was $22,946, 80.5% of U.S. per capita income. Currently Alabama's general obligations are rated Aa3 by Moody's and AA by Standard and Poor's.


         BALANCED BUDGET AND PRO-RATION PROCEDURES. Section 213 of the Constitution of Alabama, as amended, requires that annual financial operations of Alabama must be on a balanced budget. The Constitution also prohibits the state from incurring general obligation debt unless authorized by an amendment to the Constitution. Amendments to the Constitution have generally been adopted through a procedure that requires each amendment to be proposed by a favorable vote of three-fifths of all the members of each house of the Legislature and thereafter approved by a majority of the voters of the state voting in a statewide election.

         Alabama has statutory budget provisions which create a proration procedure in the event that estimated budget resources in a fiscal year are insufficient to pay in full all appropriations for such fiscal year. The Alabama state budget is composed of two funds - the General Fund and the Education Fund. Proration of either Fund is possible in any fiscal year, and proration may have a material adverse effect on entities dependent on state funding, including certain issuers of Alabama Municipal Securities held in the Alabama Fund.

         Court decisions have indicated that certain state expenses necessary for essential functions of government are not subject to proration under applicable law. The Supreme Court of Alabama has held that the debt prohibition contained in the constitutional amendment does not apply to obligations incurred for current operating expenses payable during the current fiscal year, debts incurred by separate public corporations, or state debt incurred to repel invasion or suppress insurrection. The state may also make temporary loans not exceeding $300,000 to cover deficits in the state treasury. Limited obligation debt may be authorized by the legislature without amendment to the Constitution. The state has followed the practice of financing certain capital improvement programs - principally for highways, education and improvements to the State Docks - through the issuance of limited obligation bonds payable solely out of certain taxes and other revenues specifically pledged for their payment and not from the general revenues of the state.

         GENERAL OBLIGATION WARRANTS. Municipalities and counties in Alabama traditionally have issued general obligation warrants to finance various public improvements. Alabama statutes authorizing the issuance of such interest-bearing warrants do not require an election prior to issuance. On the other hand, the Constitution of Alabama (Section 222) provides that general obligation bonds may not be issued without an election.

         The Supreme Court of Alabama validated certain general obligation warrants issued by the City of Hoover, reaffirming that such obligations did not require an election under Section 222 of the Constitution of Alabama. In so holding, the Court found that warrants are not "bonds" within the meaning of
Section 222. According to the Court, warrants are not negotiable instruments and transferees of warrants cannot be holders in due course. Therefore, a transferee of warrants is subject to all defenses that the issuer of such warrants may have against the transferor.

         County boards of education may borrow money by issuing interest-bearing warrants payable solely out of such board's allocated or apportioned share of specified tax. The county board's apportioned share of such tax may be diminished upon the establishment of a city school system, which could jeopardize the payment of the county board's warrants.

         LIMITED TAXING AUTHORITY. Political subdivisions of the state have limited taxing authority. Ad valorem taxes may be levied only as authorized by the Alabama Constitution. In order to increase the rate at which any ad valorem tax is levied above the limit otherwise provided in the Constitution, the proposed increase must be proposed by the governing body of the taxing authority after a public hearing, approved by an act of the Alabama Legislature and approved at an election within the taxing authority's jurisdiction. In addition, the Alabama Constitution limits the total amount of state, county, municipal and other ad valorem taxes that may be imposed on any class of property in any one tax year. This limitation is expressed in terms of a specified percentage of the market value of such property.

         Specific authorizing legislation is required for the levy of taxes by local governments. In addition, the rate at which such taxes are levied may be limited to the authorizing legislation or judicial precedent. For example, the Alabama Supreme Court has held that sales and use taxes, which usually comprise a significant portion of the revenues for local governments, may not be levied at rates that are confiscatory or unreasonable. The total sales tax (state and local) in some jurisdictions is 9%. State and local governments in Alabama are more dependent on general and special sales taxes than are state and local governments in many states. Because sales taxes are less stable sources of revenue than are property taxes, state and local governments in Alabama may be subject to shortfalls in revenue due to economic cycles.

         PRIORITY FOR ESSENTIAL GOVERNMENTAL FUNCTIONS. Numerous decisions of the Alabama Supreme Court hold that a governmental unit may first use its taxes and other revenues to pay the expenses of providing necessary governmental services before paying debt service on its bonds, warrants or other indebtedness.

         CHALLENGE TO EDUCATION FUNDING. On January 10, 1997, the Alabama Supreme Court affirmed a lower court ruling which held that an unconstitutional disparity exists among Alabama's public school districts because, among other things, of an inequitable distribution of tax funds among the school districts. In order to comply with the ruling, the Alabama Legislature continues to restructure the public educational system in Alabama, subject to review by the state courts. Any reallocation of funds between school districts arising out of this restructuring could impair the ability of certain districts to service debt.

         THE FLORIDA FUND -- DIVERSIFICATION AND CONCENTRATION. The Florida Fund is a non-diversified fund under the 1940 Act and may concentrate its investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended (the "Code"), the Florida Fund generally may not invest in a manner such that at the end of each fiscal quarter (i) more than 25% of its total assets are represented by securities of any one issuer (other than U.S. government securities) and (ii) with respect to 50% of its total assets, more than 5% of its total assets are represented by the securities of any one issuer (other than U.S. government securities). Thus, the Florida Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers. Because of the relatively small number of issuers of Florida Municipal Securities, the Florida Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Florida Fund's shares.

         GENERAL ECONOMIC CHARACTERISTICS OF FLORIDA. Florida ranks fourth in the nation in total population, with over 12.9 million residents in 1990, and has been one of the fastest growing states in the nation. Historically, tourism, agriculture, construction and manufacturing have constituted the most important sectors of the state's economy. Construction activity slows during periods of high interest rates or cyclical downturns. The service sector employs the largest number of people in Florida. While wages in the service sector tend to be lower than in manufacturing and other sectors of the economy, the service sector traditionally has been less sensitive to business cycles. Currently, Florida's general obligations are rated Aa2 by Moody's and AA by Standard and Poor's.


         The southern and central portions of Florida's economy, in particular, rely heavily on tourism and are sensitive to changes in the tourism industry. For example, tourism in Florida has been adversely affected by publicity regarding violent crimes against tourists, particularly tourists from abroad. Gasoline price hikes and/or shortages from an oil embargo or other oil shortage could severely affect U.S. tourism in the state, which is heavily dependent on automobiles as the primary form of transportation. Recently, a decline in tourism resulting from the September 11, 2001 terrorist attacks has significantly reduced state tax revenues.


         South Florida also is susceptible to international trade and currency imbalances due to its geographic location as the gateway to Latin America and its involvement in foreign trade and investment. The central portion of the state is affected by conditions in the phosphate and agriculture industries, especially citrus and sugar. Northern Florida's economy is more heavily tied to military bases, some of which are closing or scaling back as a result of Federal budget cutbacks, and the lumber and paper industries.

         The entire state can be affected by severe weather conditions including hurricanes. The impact of severe hurricanes on the fiscal resources of the state and local governments is difficult to assess.

         SOURCES OF STATE AND LOCAL REVENUES. Florida's Constitution prohibits deficit spending by the state for governmental operations. Florida does not have a personal income tax. An amendment to the state's Constitution would be required in order to institute an income tax, and passage of such an amendment is believed to be unlikely due to the relatively large number of retirees living in the state as well as to the general unpopularity of tax increases in the current political climate. A two-thirds approval of voters voting in an election is now required for the addition of any new taxes to the Florida Constitution. The principal sources of state revenues are a 6% sales tax, state lottery, motor fuels tax, corporate income tax, and miscellaneous other revenue sources, including beverage tax and licenses, cigarette tax, documentary stamp taxes and an intangible tax. Dependence on the sales tax may subject state revenues to more volatility than would be the case if Florida had a personal income tax, with sales tax collections adversely affected during recessions and periods when tourism declines.

         Taxation by units of government other than the state is permitted only to the extent that Florida's legislature enacts enabling legislation. The principal sources of county and municipal government revenues are ad valorem property taxes, state revenue sharing, and miscellaneous other revenue sources, including utilities services fees and local option fees. The principal sources of revenues for Florida's school districts are ad valorem property taxes and state revenue sharing, including revenues from a state lottery. The state Constitution imposes millage limits, including a 10-mill limit each on county, municipal and school ad valorem taxes. Effective January 1, 1995, Florida's voters amended the state Constitution to limit annual increases in the assessed value of homestead property to the lesser of 3% of the prior year's assessment or the percentage change in the Consumer Price Index during the preceding calendar year. The limitation on increases in assessment of homestead property could eventually lead to ratings revisions that could have a negative impact on the prices of obligations funded with this source of taxation. However, the effect of the limit will be tempered by reassessments of homestead property at market value when sold.

         Units of state and local government in Florida will continue to face spending pressures due to infrastructure needs for an expanding population, especially in view of growth management laws enacted by Florida's legislature. These laws include concurrency requirements that impose building moratoriums unless roads and other infrastructure are added concurrently with additional commercial or residential developments.

         TYPES OF INDEBTEDNESS. The two principal types of indebtedness issued by state or local units of government in Florida are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by a pledge of the full faith, credit and taxing power of the governmental entity issuing the bonds. They can be issued in Florida only after a referendum in which the voters in the jurisdictional limits of the jurisdiction issuing the bonds approve their issuance. Revenue bonds are payable only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Revenue bonds are not secured by the full faith, credit and taxing power of the governmental issuer.

         MARKET RISK CAUSED BY INTANGIBLE TAX CONSIDERATIONS. As a normal policy, on January 1 of each calendar year the Florida Fund intends to own only assets which are exempt from the Florida Intangible Tax. Accordingly, it is possible that the Florida Fund, in disposing of non-exempt assets to meet this policy objective, might sustain losses which might not otherwise be incurred absent this policy of avoiding the Florida Intangible Tax.

         TENNESSEE MUNICIPAL SECURITIES. (Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund) The average dollar-weighted credit rating of the Municipal Securities held by the Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund will be at least A- by Moody's, S&P or Fitch. To further limit risk, each Municipal Security in which the Fund may invest must be rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P and Fitch. Each Fund may invest in short-term Municipal Securities which are rated in the two highest categories by Moody's, S&P or Fitch. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the Municipal Securities purchased and their credit rating without reference to rating subcategories. The Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund also may invest in Municipal Securities which, while not rated, are determined by the Advisor to be of comparable quality to the rated securities in which the Fund may invest.

         Investors in the Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund should consider carefully the special risks inherent in such Funds' investment in Tennessee Municipal Securities. These risks result from the financial condition of the State of Tennessee. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the

State of Tennessee (the "State") and various local agencies, available as of the date of the Statement of Additional Information. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

         The Constitution of the State of Tennessee requires a balanced budget. In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year may not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year may the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.



         Due to the fundamental changes occurring in today's economy and its reliance upon sales tax revenues for more than 60% of its income, Tennessee is having a difficult time balancing its budget. The current revenue shortfalls have been predicted since 1999. The governor of Tennessee has announced that he expects a $300 million shortfall for 2001 and more than a $800 million shortfall in 2002. The economic slowdown and effects of the September 11 events have further exacerbated Tennessee's problems. The Tennessee governor has reviewed and considered several possible avenues for tax reform including a broad based income tax. In August 2001, an income tax proposal was rejected by the state legislature which chose instead to use all of its share of the tobacco settlement dollars to balance the budget.

         Upon rejection of the income tax proposal, Moody's and Fitch both immediately downgraded Tennessee's debt rating. Moody's downgraded Tennessee's General Obligation Debt of $1.1 billion from Aa1 to Aa2. Fitch also downgraded Tennessee's General Obligation Debt from AAA to AA. Tennessee is vulnerable to additional downgrades unless meaningful tax reform is implemented.

         Anti-income tax sentiment is very high. Accordingly, it is likely that Tennessee will seek to find new alternative revenue sources in addition to the temporizing actions utilized over the past two years while efforts to pass an income tax continue. Additionally, since most of Tennessee's non-recurring revenue sources have been depleted, it is unclear where additional sources of revenue will be found except from new or increased taxes.

         For additional information about the financial status of the State of Tennessee, see the Comprehensive Annual Financial Report ("CAFR") available at http://www.state.tn.us/finance/act.cafr.html.


                             INVESTMENT RESTRICTIONS


A. INVESTMENT RESTRICTIONS - VALUE FUND, GROWTH FUND, SMALL CAP FUND, EQUITY INCOME FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, MONEY MARKET FUNDS (EXCEPT THE TREASURY RESERVE FUND), AND INSTITUTIONAL FUND ONLY





                              FUNDAMENTAL POLICIES

         The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding voting Shares of that Fund (as defined under "ADDITIONAL INFORMATION - Miscellaneous" in this Statement of Additional Information).


         THE PRIME MONEY MARKET FUND AND THE INSTITUTIONAL PRIME OBLIGATIONS FUND MAY NOT:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Prime Money Market Fund's or the Institutional Prime Obligations Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Prime Money Market Fund's or the Institutional Prime Obligations Fund's total assets may be invested without regard to such 5% limitation. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         2. Purchase any securities which would cause more than 25% of the value of the Prime Money Market Fund's or the Institutional Prime Obligations Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, bank certificates of deposit or bankers' acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as U.S. banks, and repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         THE U.S. TREASURY FUND MAY NOT:

         1. Purchase securities other than bills, notes, and bonds issued by the U.S. Treasury, certain of which securities may be subject to repurchase agreements collateralized by the underlying U.S. Treasury obligation.

         THE TAX-EXEMPT FUND MAY NOT:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 25% of the value of the Tax-Exempt Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

         2. Purchase any securities which would cause 25% or more of the Tax-Exempt Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

         3. Acquire a put if, immediately after such acquisition, over 5% of the total amortized cost value of the Tax-Exempt Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Tax-Exempt Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction No. 4 below, a put will be considered to be from the party to whom the Tax-Exempt Fund will look for payment of the exercise price.

         4. Acquire a put that, by its terms would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the

         THE BOND FUND, THE LIMITED TERM BOND FUND, THE GOVERNMENT INCOME FUND, THE MUNICIPAL BOND FUND, THE VALUE FUND, THE GROWTH FUND, THE SMALL CAP FUND, THE EQUITY INCOME FUND, THE BALANCED FUND, THE SELECT EQUITY FUND, THE ENHANCED MARKET FUND, MAY NOT:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This investment restriction does not apply to the Select Equity Fund.


         THE BOND FUND, THE LIMITED TERM BOND FUND, THE GOVERNMENT INCOME FUND, THE MUNICIPAL BOND FUND, THE FLORIDA TAX-EXEMPT FUND, THE VALUE FUND, THE GROWTH FUND, THE SMALL CAP FUND, THE EQUITY INCOME FUND, THE BALANCED FUND, THE SELECT EQUITY FUND, THE ENHANCED MARKET FUND MAY NOT:


         1. Purchase any securities which would cause more than 25% of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) for the Bond Fund, the Limited Term Bond Fund, the Florida Fund, and the Municipal Bond Fund there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         THE TAX-FREE FUNDS MAY NOT:

         1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Eligible Municipal Securities and sell those puts in conjunction with a sale of those Eligible Municipal Securities.

         THE MONEY MARKET FUNDS, THE INSTITUTIONAL MONEY MARKET FUND, THE BOND FUND, THE LIMITED TERM BOND FUND, THE GOVERNMENT INCOME FUND, THE MUNICIPAL BOND FUND, THE FLORIDA TAX-EXEMPT FUND, THE VALUE FUND, THE GROWTH FUND, THE SMALL CAP FUND, THE EQUITY INCOME FUND, THE BALANCED FUND, THE SELECT EQUITY FUND, THE ENHANCED MARKET FUND MAY NOT:

         1. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing (33 1/3% with respect to the Select Equity Fund); or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing (33 1/3% with respect to the Select Equity Fund). A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         2. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

         NONE OF THE FUNDS MAY:

         1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies;

         2. Purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the Small Cap, Enhanced Market and Select Equity Funds, which may purchase futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds except the U.S. Treasury Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Growth Fund, the Small Cap Fund, the Equity Income Fund, the Enhanced Market Fund and the Select Equity Fund);

         3. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; PROVIDED, HOWEVER, that the Value Fund, the Growth Fund, The Small Cap Fund, the Equity Income Fund, the Balanced Fund, the Select Equity Fund, the Enhanced Market Fund, the Bond Fund, the Limited Term Bond Fund, the Government Income Fund, the Municipal Bond Fund, the Florida Tax-Exempt Fund may purchase securities of a money market fund, including securities of both the Prime Money Market Fund and the U.S. Treasury Fund (and in the case of the Tax-Free Funds, securities of the Tax-Exempt Fund) and the Tax-Exempt Fund, the Institutional Prime Obligations Fund, and the Prime Money Market Fund may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from federal income tax, if, with respect to each such Fund, immediately after such purchase, the acquiring Fund, does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring
Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets;

         4. Invest in any issuer for purposes of exercising control or management;

         5. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment Advisor owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities; and

         6. Invest more than 10% of total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

         The Prime Money Market Fund, the Institutional Prime Obligations Fund, and the U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The Money Market Funds, the Institutional Money Market Fund, and the Tax-Free Funds may not write or purchase call options. None of the Funds (except the Enhanced Market and Select Equity Fund) may write put options. The Prime Money Market Fund, the U.S. Treasury Fund, the Value Fund, the Institutional Prime Obligations Fund, the Growth Fund and the Equity Income Fund may not purchase put options. The Tax-Exempt Fund and the Tax-Free Funds may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation. As a non-fundamental investment restriction with respect to the Small Cap Fund only, the Small Cap Fund may not write or purchase put options.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

                            NON-FUNDAMENTAL POLICIES

         The following investment restriction is non-fundamental and may be changed by a vote of the majority of the Board of Trustees: No Fund will invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.


B. INVESTMENT RESTRICTIONS - INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, STRATEGIC PORTFOLIOS, LIMITED TERM U.S. GOVERNMENT FUND, TENNESSEE TAX-EXEMPT FUND, LIMITED TERM TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND ONLY

         Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies, and only the Funds so indicated have adopted investment restrictions numbered 6 through 9 as additional fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940
Act) of such Fund's outstanding voting securities. Each Fund, except as otherwise indicated, has adopted investment restrictions numbered 10 through 13 as non-fundamental policies which may be changed by vote of a majority of the Trust's Trustees at any time.

                              FUNDAMENTAL POLICIES


         The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding voting Shares of that Fund (as defined under "ADDITIONAL INFORMATION - Miscellaneous" in this Statement of Additional Information).


         NO FUND MAY:

         1. Purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the International Equity, Mid Cap, Capital Growth, Large Cap, Limited Term U.S. Government, Tennessee Tax-Exempt, and Limited Term Tennessee Tax-Exempt Funds, which may purchase futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds except the Treasury Reserve Money Market Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Mid Cap, Capital Growth, and Large Cap Funds).

         2. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing, or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         3. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

         4. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies.

         5. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

         The following investment restriction numbered 6 is a fundamental policy which applies only to the Treasury Reserve Money Market Fund. The Treasury Reserve Money Market Fund may not:

         6. Invest in securities other than those issued or guaranteed by the U.S. Government or its agencies or instrumentalities or repurchase agreements related thereto.

         The following investment restriction numbered 7 is a fundamental policy which applies to each of the Tennessee Tax-Exempt and Tennessee Limited Term Tax-Exempt Funds. Neither of these Funds may:

         7. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

         The following investment restriction numbered 8 is fundamental for the Treasury Reserve Money Market, International Equity Fund, Mid Cap Fund, Capital Growth, Large Cap Equity Fund, Limited Term U.S. Government Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, and Moderate Growth and Income Portfolio. None of these Funds may:

         8. Purchase any securities which would cause more than 25% of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) for the Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, and Moderate Growth and Income Portfolio, there is no limitation with respect to registered investment companies; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         The following investment restriction numbered 9 is fundamental for the Mid Cap Fund, Large Cap Equity Fund, Limited Term U.S. Government Fund, Treasury Reserve Money Market Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, and Moderate Growth and Income Portfolio. No such fund may:

         9. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or securities of other investment companies.



                            NON-FUNDAMENTAL POLICIES


         The following investment restrictions are non-fundamental and may be changed by a vote of the majority of the Board of Trustees:


         NONE OF THE FUNDS MAY:

         10. Invest in the securities of a company for the purpose of exercising management or control.

         11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

         12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

         NONE OF THE INTERNATIONAL EQUITY, CAPITAL GROWTH, TENNESSEE TAX-EXEMPT, AND LIMITED TERM TENNESSEE TAX-EXEMPT FUNDS WILL:

         13. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such

5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

NOTICE TO SHAREHOLDERS


         Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in the Prospectuses) will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.


PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover with respect to each of the Money Market Funds and the Institutional Money Market Fund is expected to be zero percent for regulatory purposes.


         For the fiscal years ended July 31, 2001 and July 31, 2000, the portfolio turnover rate for the Balanced Fund was 3.60% and 10.17%, respectively, for the common stock portion of its portfolio and 25.28% and 12.48%, respectively, for the other portion of its portfolio.

         For the other AmSouth Funds, each Fund's portfolio turnover rate for the fiscal year ended July 31, 2001 and July 31, 2000 (the year ended July 31, 2001, the period ended July 31, 2000 and the year ended December 31, 1999 in the case of Funds participating in the ISG/AmSouth combination) were as follows:


FUND                                                                                 2001              2000
----                                                                                 ----              ----
Balanced Fund                                                                      14.05%            11.39%
Growth Fund                                                                       161.11%           110.65%
Enhanced Market Fund                                                               42.29%            30.43%
Value Fund                                                                         41.83%            17.25%
Equity Income Fund                                                                209.38%           167.53%
Select Equity Fund                                                                 19.08%            24.88%
Small Cap Fund                                                                    220.27%           318.40%
Bond Fund                                                                          24.06%            27.18%
Government Income Fund                                                             25.01%            41.60%
Limited Term Bond Fund                                                             43.93%            45.85%
Florida Tax-Exempt Fund                                                             7.10%            11.05%
Municipal Bond Fund                                                                 4.55%             8.68%



                                                                         PERIOD ENDED
                                                      JULY 31, 2001     JULY 31, 2000      DECEMBER 31,1999
                                                      -------------     -------------      ----------------


International Equity Fund                                       44.69%          31.88%               39.97%
Mid Cap Fund                                                   119.79%          38.84%               19.71%
Capital Growth Fund                                             99.86%          91.63%              178.49%
Large Cap Fund                                                  10.13%           9.60%               14.92%
Limited Term U.S. Government Fund                               30.52%           6.63%               16.91%
Tennessee Tax-Exempt Fund                                      122.94%          23.19%               63.97%
Limited Term Tennessee Tax-Exempt Fund                         111.05%          20.04%               52.09%
Aggressive Growth Portfolio                                     35.80%          22.19%               94.78%
Growth Portfolio                                                38.37%          93.18%               82.83%
Growth and Income Portfolio                                     50.76%          20.94%               61.90%
Moderate Growth and Income Portfolio                            62.27%          21.37%              133.91%


         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and, in the case of the Tax-Exempt Fund, the Tax-Free Funds, the Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund, by requirements which enable these Funds to receive certain favorable tax treatments. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

         The Tax-Free Funds, the Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund will not purchase securities solely for the purpose of short-term trading. The turnover rates for the Funds will not be a factor preventing either the sale or the purchase of securities when the Advisor believes investment considerations warrant such sale or purchase. However, the portfolio turnover rate for each of the Tax-Free Funds the Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to the Funds' Shareholders. To the extent portfolio turnover results in the realization of short-term capital gains, such gains will generally be taxed to shareholders at ordinary income tax rates.

                                    VALUATION

         As indicated in the Prospectuses, the net asset value of each Fund is determined and the Shares of each Fund are priced as of 4:00 p.m., Eastern time (and also as of 1:00 p.m., Eastern time for the Treasury Reserve Fund and as of 2:00 p.m., Eastern time for the Institutional Prime Obligations Fund) (the "Valuation Time") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, each Fund may elect in its own discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.



VALUATION OF THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND

         These Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in these Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, these Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per Share of the Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE CAPITAL APPRECIATION FUNDS AND THE INCOME FUNDS

         The value of the portfolio securities held by each of the Funds for purposes of determining such Fund's net asset value per Share will be established on the basis of current valuations provided by Muller Data Corporation or Kenny S&P Evaluation Services, whose procedures shall be monitored by the Administrator, and which valuations shall be the fair market value of such securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by BISYS Fund Services Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at AmSouth or financial institutions that provide certain support services for their customers or account holders ("Financial Institutions"). Customers purchasing Shares may include officers, directors, or employees of AmSouth or AmSouth's correspondent banks.

PURCHASE OF SHARES

         As stated in the relevant Prospectuses, the public offering price of Class A Shares of the Capital Appreciation Funds, the Strategic Portfolios, and the Income Funds is their net asset value computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of Class B and Trust Shares is their net asset value computed after the sale. The public offering price of such Shares is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "Shareholder Information -Pricing of Fund Shares" in the relevant Prospectuses). The public offering price of the Class I, Class II, and Class III Shares is their net asset value per Share, as next computed after an order is received.

         SALES CHARGES. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in a Fund's Prospectus applies to purchases of Shares of such a Fund made at one time by any purchaser and below (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 18; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

         A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of a Capital Appreciation Fund and one or more of the other Class A Shares of a Fund or by combining a current purchase of Class A Shares of a Fund with prior purchases of Class A Shares of any Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of shares of any Fund sold with a sales charge plus (ii) the dollar amount of purchases of the Purchaser's combined holdings of all Class A Shares in any Fund. The "Purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the Purchaser, the Purchaser's spouse, children under the age of 18, the Purchaser's retirement plan accounts and sole proprietorship accounts that the Purchaser may own. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

The current sales charge rates for Class A Shares are as follows:

FOR THE CAPITAL APPRECIATION FUNDS AND STRATEGIC PORTFOLIOS


                                               SALES CHARGE           SALES CHARGE          COMMISSION AS A
                                                AS A % OF               AS A % OF            PERCENTAGE OF
            YOUR INVESTMENT                   OFFERING PRICE         YOUR INVESTMENT        OFFERING PRICE
----------------------------------------- ----------------------- ---------------------- ----------------------
Up to $49,999                                     5.50%                   5.82%                  5.00%
----------------------------------------- ----------------------- ---------------------- ----------------------
$50,000 up to $99,999                             4.50%                   4.71%                  4.00%
----------------------------------------- ----------------------- ---------------------- ----------------------
$100,000 up to $249,999                           3.50%                   3.63%                  3.25%
----------------------------------------- ----------------------- ---------------------- ----------------------
$250,000 up to $499,999                           2.50%                   2.56%                  2.25%
----------------------------------------- ----------------------- ---------------------- ----------------------
$500,000 up to $999,999                           1.50%                   1.52%                  1.25%
----------------------------------------- ----------------------- ---------------------- ----------------------
$1,000,000 and above(1)                           0.00%                   0.00%                   0%
----------------------------------------- ----------------------- ---------------------- ----------------------

FOR THE INCOME FUNDS


                                               SALES CHARGE           SALES CHARGE          COMMISSION AS A
                                                AS A % OF               AS A % OF            PERCENTAGE OF
            YOUR INVESTMENT                   OFFERING PRICE         YOUR INVESTMENT        OFFERING PRICE
----------------------------------------- ----------------------- ---------------------- ----------------------
Up to $99,999                                     4.00%                   4.17%                  4.00%
----------------------------------------- ----------------------- ---------------------- ----------------------
$100,000 up to $249,999                           3.00%                   3.09%                  3.00%
----------------------------------------- ----------------------- ---------------------- ----------------------
$250,000 up to $499,999                           2.00%                   2.04%                  2.00%
----------------------------------------- ----------------------- ---------------------- ----------------------
$500,000 up to $999,999                           1.00%                   1.01%                  1.00%
----------------------------------------- ----------------------- ---------------------- ----------------------
$1,000,000 and above(1)                           0.00%                   0.00%                   0%
----------------------------------------- ----------------------- ---------------------- ----------------------

FOR THE MONEY MARKET FUNDS

NO SALES CHARGES.

         Class A Shares of the Money Market Funds are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A and Class B Shares Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class B Shares of the Prime Money Market Fund only are available to Shareholders of Class B Shares of another Fund who wish to exchange their Class B Shares of such other Fund for Class B Shares of the Prime Money Market Fund.

         Class A Shares purchased with proceeds from redemptions from another mutual fund complex within 30 days after redemption, if the Shareholder paid a front end sales charge for those shares, qualify for a waiver of the AmSouth sales charge. Certain other sales of Class A Shares are made without a sales charge, as described in the relevant Prospectuses under the caption "Sales Charge Waivers", to promote goodwill with employees and others with whom BISYS, AmSouth and/or the Trust have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         ADDITIONAL INFORMATION REGARDING BROKER COMPENSATION. As the Trust's principal underwriter, BISYS acts as principal in selling Class A Shares and Class B Shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of the offering price for all offering prices are set forth above. From time to time, BISYS may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of Group shares. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

         From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited

------------
(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. The Distributor will provide additional compensation in an amount up to 1.00% of the offering price of Class A Shares of the Funds for sales of $1 million to $3 million. For sales over $3 million, the amount of additional compensation will be negotiated.

registered representatives and members of their families to locations within or outside the United States for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

         PURCHASES THROUGH FINANCIAL INSTITUTIONS. Shares of the Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth, AIMCO or financial institutions that provide certain administrative support services for their customers or account holders (collectively, "Financial Institutions"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Financial Institution and its Customer are invested by the Distributor in Shares of a Money Market Fund or the Institutional Money Market Fund. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Funds in amounts that correspond to the market value of securities sold to the Funds by AmSouth as agent.

         Shares of the Trust sold to Financial Institutions acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Financial Institutions. With respect to Shares so sold, it is the responsibility of the particular Financial Institution to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Financial Institutions and reflected in the account statements provided by the Financial Institutions to Customers.

         Depending upon the terms of a particular Customer account, the Financial Institutions may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in the Capital Appreciation Funds. Information concerning these services and any charges can be obtained from the Financial Institutions.

         There is no sales charge imposed by the Trust in connection with the purchase of Shares of the Institutional Money Market Fund.

         Shares of the Institutional Money Market Fund are purchased at the appropriate net asset value per Share next determined after receipt by the Distributor of an order in good form to purchase Shares. An order to purchase Shares will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Trust's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Trust's custodian, if received prior to the last Valuation Time. Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Trust strongly recommends that investors use federal funds to purchase Shares.

         Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. In the case of Shares held of record by Financial Institutions but beneficially owned by a Customer, confirmations of purchases, exchanges, and redemptions of Shares by a Financial Institution will be sent to the Customer by the Financial Institution. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

         If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares and Class B Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. In the case of purchases of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

         AUTOMATIC INVESTMENT PLAN. To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "REDEMPTION BY MAIL" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).


MATTERS AFFECTING REDEMPTION

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Trust may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. See "Valuation of the Money Market Funds and the Institutional Money Market Fund" above.

         The Trust reserves the right to convert, at net asset value, Class I Shares of any Shareholder to Trust Shares if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in Class I Shares of the Institutional Money Market Fund has a value of less than $3 million. Accordingly, an investor purchasing Class I Shares of the Institutional Money Market Fund in only the minimum investment amount may be subject to such involuntary conversion to Trust Shares of a Money Market Fund if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to convert Class I Shares to Trust Shares, the Shareholder will be given notice that the value of the Class I Shares in his or her account is less than the minimum amount and the Shareholder will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $3 million.

                                      TAXES



TAXATION OF THE FUNDS

         It is the policy of each Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, the Trust's Funds expect to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

         In order to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its taxable net investment company income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

  If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its Shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to Shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax.

         The Funds each expect to qualify to be taxed as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

         DISTRIBUTIONS. Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short- term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         EXEMPT-INTEREST DIVIDENDS. A Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

         If a Shareholder receives an exempt-interest dividend with respect to any share and such share is held by the Shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a Shareholder.

         If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

         Part or all of the interest on indebtedness, if any, incurred or continued by a Shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any Shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

         A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

  The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

         SELLING SHARES. Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

         Any loss on the sale or exchange of Fund Shares will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on the sale or exchange of Shares will be disallowed to the extent that a Shareholder replaces the disposed of Shares with other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment.. In such an event, a Shareholder's basis in the replacement Shares will be adjusted to reflect the disallowed loss.

         HEDGING TRANSACTIONS. A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders.

Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

  Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         FOREIGN INVESTMENTS AND TAXES. The International Equity Fund may qualify for and may make an election permitted under Section 853 of the Code so that Shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). The International Equity Fund may make an election under
Section 853 of the Code, provided more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to Shareholders is subject to certain limitations imposed by the Code.

         If the International Equity Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and gain realized with respect to PFIC securities that are marked-to-market will be treated as ordinary income under Section 1296 of the Code.

         BACKUP WITHHOLDING. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual Shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003, (iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Trust's Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax Advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.



DISTRIBUTION POLICIES AND ADDITIONAL TAX INFORMATION REGARDING SPECIFIC FUNDS

         THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND. The net income of each Money Market Fund is declared daily as a dividend to Shareholders of record at the close of business on the day of declaration. Dividends will generally be paid monthly. Distributable net capital gains (if any) will be distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the same class at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. For each Fund, dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year.

         THE PRIME MONEY MARKET FUND, THE INSTITUTIONAL PRIME OBLIGATIONS FUND, THE TREASURY RESERVE FUND, AND THE U.S. TREASURY FUND. Because all of the net investment income of each Fund is expected to be interest income, it is anticipated that no distributions will qualify for the dividends-received deduction for corporate Shareholders. These Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. Dividends received by a Shareholder that are derived from the U.S. Treasury Fund's, the Treasury Reserve Fund's, and the Institutional Prime Obligations Fund's investments in U.S. government obligations may not be eligible for exemption from state and local taxes even though the income on such investments would have been exempt from state and local taxes if the Shareholder directly held such investments. In addition, the state and local tax exemption for interest earned on U.S. government obligations may not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax Advisors concerning their own tax situation and the application of state and local taxes.

         THE INCOME FUNDS. A dividend for each Income Fund will be declared monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined to be necessary or appropriate by the appropriate officers of the Trust. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to Shareholders of record. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares unless the Shareholder elects to receive such dividends or distributions in cash. Dividends and distributions are reinvested without a sales charge as of the ex-dividend date using the net asset value determined on that date and are credited to a Shareholder's account on the payment date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year. Elections to receive dividends or distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

         THE BOND FUND, THE LIMITED TERM BOND FUND AND THE GOVERNMENT INCOME FUND. Distributions by the Bond Fund, the Limited Term Bond Fund and the Government Income Fund of ordinary income and/or an excess of net short-term capital gain over net long-term loss are taxable to Shareholders as ordinary income. It is not expected that the dividends-received deduction for corporations will apply to these distributions.

         Dividends received by a Shareholder that are derived from the Bond Fund's, the Limited Term Bond Fund's or the Government Income Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly.






         The holder of a security issued with "original issue discount" (including a zero-coupon U.S. Treasury security) is required to accrue as income each year a portion of the discount at which the security was purchased, even though the holder does not currently receive the interest payment in cash. A security has original issue discount if its redemption price exceeds its issue price by more than a de minimis amount. Accordingly, the Bond Fund, the Limited Term Bond Fund and the Government Income Fund may be required to distribute each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of its portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its Shareholders may receive a larger capital gain distribution than they would have in the absence of such transactions.

         THE TAX-EXEMPT FUND, THE TAX-FREE FUNDS, THE TENNESSEE TAX-EXEMPT FUND, AND THE LIMITED TERM TENNESSEE TAX-EXEMPT FUND . As indicated in the Prospectuses of the Tax-Exempt Fund and the Tax-Free Funds, these Funds are designed to provide Shareholders with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Fund and the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the dividends of the Tax-Exempt Fund and the Tax-Free Funds, being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries when distributed to them.


         In addition, the Tax-Exempt Fund and the Tax-Free Funds may not be appropriate investments for Shareholders that may be "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each Shareholder that may be considered a "substantial user" should consult a tax Advisor with respect to whether exempt-interest dividends would retain the exclusion under
Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."










         As indicated in the Prospectuses of the Tax-Exempt Fund and the Tax-Free Funds, the Funds may acquire puts with respect to Municipal Securities (and in the case of the Florida Fund, Florida Municipal Securities) held in their portfolios. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the Tax-Exempt Fund and the Tax-Free Funds is to limit their acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Tax-Exempt Fund and the Tax-Free Funds could acquire under the 1940 Act. Therefore, although the Tax-Exempt Fund and the Tax-Free Funds will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Funds. If the Tax-Exempt Fund and the Tax-Free Funds were not treated as the owner of the Municipal Securities, income from such securities would probably not be tax-exempt.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Tax-Exempt Fund and the Tax-Free Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Tax-Exempt Fund and the Tax-Free Funds or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Tax-Exempt Fund and the Tax-Free Funds are urged to consult their tax Advisors with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


         Generally, bonds of the type comprising the Tennessee Tax-Exempt Fund and the Tennessee Limited Term Tax-Exempt Fund, and the interest thereon, may be subject to inheritance, transfer, and estate taxes under Tennessee law. Further, bonds in the Funds may be indirectly taxed to the extent the bonds and the interest derived therefrom are included within the measure of certain franchise and excise taxes imposed under Tennessee law on organizations and entities doing business in Tennessee (other than general partnerships and sole proprietorships).

ALABAMA TAXES

         Section 40-18-14(3)f of the Alabama Code specifies that interest on obligations of the State of Alabama and any county, municipality or other political subdivision thereof is exempt from personal income tax. Section 40-18-14(3)d provides similar tax-exempt treatment for interest on obligations of the United States or its Possessions (including Puerto Rico, Guam and the Virgin Islands). Regulation Section 810-3-14-.02(4)(a) extends the exclusion to agencies of the United States or corporations owned by the United States and lists as examples of exempt obligations, U.S. savings bonds, U.S. Treasury notes or bills, obligations of the Bank for Cooperation, Federal Land Bank, Federal Intermediate Credit Bank, Federal Home Loan Bank, Production Credit Associations, Federal Financing Bank, and the Tennessee Valley Authority. In addition, Regulation Section 810-3-14-.02(4)(b)2 and an Administrative ruling of the Alabama Department of Revenue dated March 1, 1990 extend these exemptions for interest to distributions from a regulated investment company to the extent that they are paid out of interest earned on such exempt obligations. Tax-exempt treatment is not available on distributions from income earned on securities that are merely guaranteed by the federal government (GNMAs, FNMAs, etc.), for repurchase agreements collateralized by U.S. government obligations or for obligations of other states to the extent such investments are made by the Fund for temporary or defensive purposes. Such interest will be taxable on a pro rata basis.

         Any distributions of net short-term and net long-term capital gain earned by the Fund are fully includable in each Shareholder's Alabama taxable income as dividend income and long-term capital gain, respectively. Both types of income are currently taxed at ordinary rates.

         The foregoing discussion is based on tax laws and regulations which are in effect as of the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important Alabama tax considerations generally affecting the Municipal Fund and its Shareholders. Potential investors are urged to consult their tax Advisors concerning their own tax situation and concerning the application of state and local (as well as federal) taxes.

FLORIDA TAXES

         The State of Florida does not impose an income tax on individuals. Therefore, distributions of the Florida Fund to individuals will not be subject to personal income taxation in Florida. Corporations and other entities subject to the Florida income tax will be subject to tax on distributions of investment income and capital gains by the Fund. Distributions attributable to interest on obligations of any state (including Florida), the District of Columbia, U.S. possessions, or any political subdivision thereof, will be taxable to corporations and other entities for Florida income tax purposes even though such interest income is exempt from federal income tax. Similarly, distributions attributable to interest on obligations of the United States and its territories will be taxable to corporations and other entities under the Florida income tax. For individuals and other entities subject to taxation in states and localities other than Florida, distributions of the Fund will be subject to applicable taxes imposed by such other states and localities.


         In the opinion of special Florida tax counsel to the Fund, Shareholders of the Florida Fund who are subject to the Florida Intangible Personal Property Tax (the "Intangible Tax") will not be subject to the Intangible Tax on shares of the Florida Fund if, on the first day of the applicable calendar year at least 90% of, the assets of the Florida Fund consist solely of obligations of Florida or its political subdivisions; obligations of the United States, Puerto Rico, the Virgin Islands or Guam; or bank deposits, cash or other assets which would be exempt from the Intangible Tax if directly held by the Shareholder. As described above, it is the Florida Fund's policy to invest at least 80% of its net assets in Florida Municipal Securities exempt from the Intangible Tax under normal market conditions. The Florida Fund intends to insure that, absent abnormal market conditions, at least 90% of assets held on January 1 of each year are exempt from the Intangible Tax. Accordingly, the value of the Florida Fund shares held by a Shareholder should ordinarily be exempt from the Intangible Tax. However, if on any January 1 the Florida Fund holds investments in excess of 10% of its net asset value that are not exempt from the Intangible Tax, the Florida Fund's shares could be wholly or partially subject to the Intangible Tax for that year.

         The foregoing discussion is intended only as a brief summary of the Florida tax laws currently in effect which would generally affect the Florida Fund and its Shareholders.

         Potential investors are urged to consult with their Florida tax counsel concerning their own tax situation.

TENNESSEE TAXES

         The Tennessee Hall Income Tax imposes a tax on income received by way of dividends from stock or interest on bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent such dividends are attributable to interest on bonds or securities of the U.S. Government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any country or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.


         Generally, bonds of the type comprising the Tennessee Tax-Exempt Fund and the Tennessee Limited Term Tax-Exempt Fund, and the interest thereon, may be subject to inheritance, transfer, and estate taxes under Tennessee law. Further, bonds in the Funds may be indirectly taxed to the extent the bonds and the interest derived therefrom are included within the measure of certain franchise and excise taxes imposed under Tennessee law on organizations and entities doing business in Tennessee (other than general partnerships and sole proprietorships).

         The foregoing discussion is intended only as a brief summary of the Tennessee tax laws currently in effect which would generally affect the Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund and their Shareholders. Potential investors are urged to consult with their Tennessee tax counsel concerning their own tax situation.


                             MANAGEMENT OF THE TRUST

TRUSTEES

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently six Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                                               POSITION(S) HELD                PRINCIPAL OCCUPATION
NAME AND ADDRESS                    AGE        WITH THE TRUST                  DURING THE PAST 5 YEARS
----------------                    ---        --------------                  -----------------------

J. David Huber*                     55           Chairman, Trustee             From June 1987 to present, employee of
3435 Stelzer Road                                                              BISYS Fund Services Limited Partnership
Columbus, Ohio 43219

Dick D. Briggs, Jr., M.D.           67           Trustee                       From March 1997 to present, Chief
459 DER Building                                                               Medical Officer, Best Doctors (TM)
1808 7th Avenue South                                                          Worldwide Healthcare Services; from
UAB Medical Center                                                             September 1989 to present, Emeritus
Birmingham, Alabama 35294                                                      Professor and Eminent Scholar Chair,
                                                                               Univ. of Alabama at Birmingham; from
                                                                               October 1973 to present, Physician,
                                                                               University of Alabama Health Services
                                                                               Foundation; from 1981 to 1995, Professor
                                                                               and Vice Chairman, Dept. of Medicine,
                                                                               Univ. of Alabama at Birmingham School of
                                                                               Medicine; from 1988 to 1992, President,
                                                                               CEO and Medical Director, Univ. of
                                                                               Alabama Health Services Foundation





                                                           POSITION(S) HELD    PRINCIPAL OCCUPATION
NAME AND ADDRESS                           AGE             WITH THE TRUST      DURING THE PAST 5 YEARS
----------------                           ---             --------------      -----------------------

Wendell D. Cleaver                         67               Trustee            From September 3, 1993 to present,
225 Lakewood Drive, West                                                       retired; from December 1988 to August,
Mobile, Alabama 36608                                                          1993, Executive Vice President, Chief
                                                                               Operating Officer and Director, Mobile
                                                                               Gas Service Corporation

Homer H. Turner, Jr.                       73               Trustee            From June 1991 to present, retired; until
751 Cary Drive                                                                 June 1991, Vice President, Birmingham
Auburn, Alabama 36830-2505                                                     Division, Alabama Power Company

James H. Woodward, Jr.                     62               Trustee            From 1996 to present, Trustee, The
The University of North                                                        Sessions Group; from July 1989 to
Carolina at Charlotte                                                          present, Chancellor, The University of
Charlotte, North Carolina 28223                                                North Carolina at Charlotte; from April
                                                                               1997 to present, Trustee, BISYS Variable
                                                                               Insurance Funds; from August 1984 to July
                                                                               1989, Senior Vice President, University
                                                                               College, University of Alabama at
                                                                               Birmingham

Norma A. Coldwell                          76               Trustee            International Economist and Consultant;
3330 Southwestern Blvd.                                                        Executive Vice President of Coldwell
Dallas, Texas 75225                                                            Financial Consultants; Trustee and
                                                                               Treasurer of Meridian International
                                                                               Center (International Education and
                                                                               Cultural Group); Member of the Board of
                                                                               Advisors of Meridian International
                                                                               Center and Emerging Capital Markets, SA
                                                                               (Montevideo, Uruguay); formerly, Chief
                                                                               International Economist of Riggs
                                                                               National Bank, Washington, D.C.

          * Indicates an "interested person" of the Trust as defined in the 1940 Act.

          The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, or BISYS Fund Services, Inc. receives any compensation from the Trust for acting as a Trustee.

OFFICERS

          The officers of each Fund, their current addresses, their age, and principal occupation during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                                                        POSITION(S) HELD       PRINCIPAL OCCUPATION
NAME AND ADDRESS                           AGE          WITH THE TRUST         DURING THE PAST 5 YEARS
----------------                           ---          --------------         -----------------------

John F. Calvano                            41           President              From September 1999 to present, Senior
                                                                               Vice President, AmSouth Bank; from October
                                                                               1994 to September 1999, employee of BISYS
                                                                               Fund Services Limited Partnership; from
                                                                               July 1992 to August 1994, investment
                                                                               representative, BA Investment Services;
                                                                               and from October 1986 to July 1994,
                                                                               Marketing Manager, Great Western
                                                                               Investment Management.

Walter B. Grimm                            56           Vice President         From June 1992 to present, employee of
                                                                               BISYS Fund Services Limited Partnership;
                                                                               from 1990 to 1992, President and CEO,
                                                                               Security Bancshares; from July 1981 to
                                                                               1990, President of Leigh Investments
                                                                               Consulting (investments firm).

Charles L. Booth                           41           Treasurer              From 1988 to present, employee of BISYS
                                                                               Fund Services Limited Partnership.

Rodney L. Ruehle                           33           Secretary              From August 1990 to August 1995, Assistant
                                                                               Treasurer of the Cardinal Group of Funds;
                                                                               from August 1995 to present, Director
                                                                               Administration Services, BISYS Fund Services, Inc.

Jeffrey C. Cusick                          42           Assistant Secretary
                                                        Vice President         An employee of BISYS Fund Services, Inc.
                                                                               since July 1995, and an officer of other
                                                                               investment companies administered by the
                                                                               Administrator or its affiliates. From
                                                                               September 1993 to July 1995, he was
                                                                               Assistant Vice President of Federated
                                                                               Administrative Services.



                                                        POSITION(S) HELD       PRINCIPAL OCCUPATION
NAME AND ADDRESS                           AGE          WITH THE TRUST         DURING THE PAST 5 YEARS
----------------                           ---          --------------         -----------------------

Alaina V. Metz                             34           Assistant Secretary    From June 1995 to present, Chief
                                                                               Administrator, Administrative and
                                                                               Regulatory Services, BISYS Fund Services
                                                                               Limited Partnership; from May 1989 to
                                                                               June 1995, Supervisor, Mutual Fund Legal
                                                                               Department, Alliance Capital Management.

         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Cusick, Grimm, Ruehle, and Booth and Ms. Metz are employees of BISYS Fund Services Limited Partnership.



                                                  COMPENSATION TABLE (1)

                                                        PENSION OR
                                                        RETIREMENT                            TOTAL
                                AGGREGATE               BENEFITS           ESTIMATED          COMPENSATION
                                COMPENSATION            ACCRUED            ANNUAL             FROM AMSOUTH
NAME OF                         FROM AMSOUTH            AS PART OF         BENEFITS UPON      MUTUAL FUNDS
POSITION                        FUND EXPENSES           FUND EXPENSES      RETIREMENT         PAID TO TRUSTEE
--------                        -------------           -------------      ----------         ---------------

J. David Huber                  None                    None               None                  None

James H. Woodward, Jr.          $22,500                 None               None                  $ 22,500

Homer H. Turner                 $22,500                 None               None                  $ 22,500

Wendell D. Cleaver              $22,500                 None               None                  $ 22,500

Dick D. Briggs, Jr., M.D.       $22,500                 None               None                  $ 22,500

Norma A. Coldwell               $22,500                 None               None                  $ 22,500


(1)       Figures are for the Trust's fiscal year ended July 31, 2001.

CODE OF ETHICS

          Each Fund, AIMCO, BISYS Fund Services, Sawgrass Asset Management, LLC, Lazard Asset Management, Oakbrook Investments, LLC, Rockhaven Asset Management, LLC, Peachtree Asset Management Code of Ethics, and Bennett Lawrence Management, LLC have adopted codes of ethics ("Codes") under Rule 17j-1 of the Investment Company Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

INVESTMENT ADVISOR

          Investment advisory and management services are provided to each Fund by the Advisor pursuant to the Investment Advisory Agreement dated as of May 12, 2001 (the " Advisory Agreement").

          In selecting investments for the Value Fund and the Balanced Fund, the Advisor employs the "value investing" method. A primary theory of value investing is that many investors tend to exaggerate both prosperity and problems in market valuations. This method, which may conflict with the prevailing mood of the market, involves the use of independent judgment backed by careful analysis of market data. The Advisor's approach when selecting investments for each of these Funds is to attempt to buy and sell securities that are temporarily mispriced relative to long-term value.

          In selecting investments for each of the Income Funds, and the Balanced Fund, the Advisor attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. The Advisor seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.

          Under the Advisory Agreement, the fee payable to the Advisor by the Funds for investment advisory services is the lesser of (a) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor or (b) a fee computed daily and paid monthly based on the average daily net assets of each Fund as follows: the Prime Money Market Fund - forty one-hundredths of one percent (0.40%) annually; the U.S. Treasury Fund - forty one-hundredths of one percent (0.40%) annually; the Institutional Prime Obligations Fund -twenty one-hundredths of one percent (0.20%); the Institutional U.S. Treasury Fund - twenty one-hundredths of one percent (0.20%); the Value Fund - eighty one-hundredths of one percent (0.80%) annually; the Tax-Exempt Fund - forty one-hundredths of one percent (0.40%) annually; the Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Limited Term Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Balanced Fund - eighty one-hundredths of one percent (0.80%) annually; the Government Income Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Florida Fund -sixty-five one-hundredths of one percent (0.65%) annually; the Municipal Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Equity Income Fund - eighty one-hundredths of one percent (0.80%) annually; the Growth Fund - eighty one-hundredths of one percent (0.80%) annually; the Small Cap Fund - one hundred twenty one-hundredths of one percent (1.20%) annually; the Select Equity Fund - eighty one hundredths of one percent (.80%) annually; the Enhanced Market Fund - forty-five hundredths of one percent (0.45%) annually; the International Equity Fund - one hundred twenty five one-hundredths of one percent (1.25%) annually; the Mid Cap Fund - one hundred one-hundredths of one percent (1.00%) annually; the Capital Growth Fund - eighty one-hundredths of one percent (0.80%) annually; the Large Cap Fund - eighty one-hundredths of one percent (0.80%) annually; the Limited Term U.S. Government Fund - sixty-five one-hundredths of one percent (0.65%) annually; Tennessee Tax-Exempt Fund - sixty-five one-hundredths of one percent (0.65%) annually; Limited Term Tennessee Tax-Exempt Fund - sixty-five one-hundredths of one percent (0.65%) annually; Treasury Reserve Fund - forty one-hundredths of one percent (0.40%) annually; Aggressive Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually; Moderate Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually. A fee agreed to in writing from time to time by the Trust and the Advisor may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

          For the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999, the Advisor received the following investment advisory fees(1):



                                                         FISCAL YEAR ENDED


                                  JULY 31, 2001                    JULY 31, 2000                     JULY 31, 1999
                                  -------------                    -------------                     -------------

                                              AMOUNT                           AMOUNT                            AMOUNT
                               EARNED         WAIVED            EARNED         WAIVED            EARNED          WAIVED
Balanced Fund              $1,367,509       $341,872        $2,283,895             --        $3,046,371              --
Growth Fund                   277,999             --           390,511       $207,326                --         $70,873
Enhanced Market Fund          277,217             --           264,084             --            78,331              --
Value Fund                  5,069,274      1,267,321         6,419,275             --         8,292,490              --
Select Equity Fund             76,886             --           106,759             --           129,762              --
Florida Fund                  404,830        155,703           453,352        198,628           460,845         248,147
U.S. Treasury Fund          1,207,422        150,923          1,155,68        354,406         1,261,718              --
Institutional Prime
Obligations Fund            1,171,676        761,580           513,326        333,601           198,365         128,935


                      FISCAL YEAR ENDED           PERIOD ENDED            FISCAL YEAR ENDED         FISCAL YEAR ENDED
                        JULY 31, 2001             JULY 31, 2000           DECEMBER 31, 1999         DECEMBER 31, 1998
                        -------------             -------------           -----------------         -----------------
                                  AMOUNT                     AMOUNT                    AMOUNT                    AMOUNT
                     EARNED       WAIVED        EARNED       WAIVED       EARNED       WAIVED       EARNED       WAIVED
                     ------       ------        ------       ------       ------       ------       ------       -------

Equity Income
  Fund(1)           $,400,101           --       $47,052           --      $24,890          --      $267,522           --
Small Cap Fund(1)   2,200,294      $83,354       999,755       $2,982       12,255          --        33,202           --
Bond Fund(1)        3,917,317      904,000     2,810,891      648,672    2,319,255    $535,215     2,056,000     $475,000
Government Income
  Fund(1)           2,143,040      494.550       963,864      232,231       61,967      33,367        69,000       37,000
Limited Term Bond
  Fund(1)           1,151,989      265,845       912,393      210,554      734,542     169,510       774,000      179,000
Municipal Bond
  Fund(1)           2,546,434      979,391     2,322,455      893,250    2,120,841     815,707     2,170,000      835,000
Prime Money
  Market Fund(1)    5,501,663      687,696     3,941,129      272,524    2,765,375          --     2,515,690           --
Tax-Exempt Money
  Market Fund(1)      805,118      301,920       542,118      100,088      236,272      91,551       239,978       77,837
International
  Equity Fund(1)    1,648,948      263,832       542,118      100,088      236,272      91,551       239,978       77,837
Mid Cap Equity
  Fund(1)             823,603           --       424,952           --      102,860         745           N/A          N/A
Capital Growth
  Fund(1)           2,655,719           --     1,355,361           --    1,501,646      25,355       105,152       10,125
Large Cap Equity
  Fund(1)           5,469,254      341,826     3,676,555      157,613    6,578,349     809,287     4,767,781            0
Limited Term
  U.S. Government
  Fund(1)             244,085       56,328       153,673       39,468      161,658      76,077   108,195(1b)       35,572
Tennessee Tax-
  Exempt Fund(1)      421,382       97,242       258,016       41,800      453,208       7,254       497,352        5,617
Limited Term
  Tennessee(1)
  Tax-Exempt Fund      94,291       21,760        61,432       13,967       79,230      22,677       112,873       25,811
Treasury Reserve
  Fund(1)           1,602,857      200,356       929,047       86,576    1,426,081     215,483           N/A          N/A
Aggressive Growth
  Portfolio(1)         50,931       25,465        24,193       12,096      111,136     111,136           N/A          N/A
Growth
  Portfolio(1)         42,229       21,114        22,898       11,448      111,326     111,326           N/A          N/A
Growth and Income
  Portfolio(1)        173,177       86,588       105,777       52,887      102,659     102,659           N/A          N/A
Moderate Growth
  and Income
  Portfolio(1)         43,271       21,635        25,872       12,936      109,442     212,101           N/A          N/A


(1) With respect to Funds participating in the ISG/AmSouth combination, the figures reflect the investment advisory fee paid to the former Advisor for the period ended July 31, 2000 and for the fiscal years ended December 31, 1999, and December 31, 1998.

          (1a) The International Equity Fund commenced operations 12/14/98.

          The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

          Unless sooner terminated, the Advisory Agreement will continue in effect until January 31, 2002 as to each of the Funds and for successive one-year periods if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of that Fund, and a majority of the Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.

          The Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding voting Shares of that Fund, or by the Advisor. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

          From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the investment Advisor including, but not limited to,
(i) descriptions of the advisor's operations; and (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the advisor's operations.

INVESTMENT SUB-ADVISORS


  Investment sub-advisory services are provided to the Equity Income Fund by Rockhaven Asset Management, LLC ("Rockhaven" or "Sub-Advisor") pursuant to a Sub-Advisory Agreement dated as of May 12, 2001 between the Advisor and Rockhaven ("Sub-Advisory Agreement"). Under the terms of the Agreement, the Advisor has agreed to pay Rockhaven a monthly fee at the annual rate of 0.48% of the value of the Equity Income Fund's average daily net assets. Investment sub-advisory services are provided to the Growth Fund by Peachtree Asset Management ("Peachtree" or "Sub-Advisor") pursuant to a Sub-Advisory Agreement dated May 12, 2001 between the Advisor and Peachtree. Under the terms of the Agreement, the Advisor has agreed to pay Peachtree a monthly fee at the annual rate of 0.48% of the value of the Growth Fund's average daily net assets. Investment sub-advisory services are provided to the Small Cap Fund by Sawgrass Asset Management, LLC ("Sawgrass" or "Sub-Advisor") pursuant to a Sub-Advisory Agreement dated as of May 12, 2001 between the Advisor and Sub-Advisor (a "Sub-Advisory Agreement"). Under the terms of the Agreement, the Advisor has agreed to pay Sawgrass a monthly fee at the annual rate of 0.84% of the value of the Small Cap Fund's average daily net assets. Investment sub-advisory services are provided to the Select Equity Fund and the Enhanced Market Fund pursuant to a Sub-Advisory Agreement dated as of May 12, 2001 between the Advisor and OakBrook Investments, LLC ("OakBrook" or "Sub-Advisor"). Under the terms of the Agreement, the Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.56% and 0.32% of the value of the average daily net assets of the Select Equity Fund and the Enhanced Market Fund, respectively.


          The Sub-Advisors shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Advisor, the Trust or the Fund in connection with the matters to which Agreement relates, except that a Sub-Advisor shall be liable to the Advisor for a loss resulting from a breach of fiduciary duty by the Sub-Advisor under the 1940 Act with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.


          Unless sooner terminated, the Sub-Advisory Agreements shall continue with respect to the Equity Income Fund until January 31, 2002, with respect to the Growth Fund until July 31, 2002, with respect to the Small Cap Fund until January 31, 2002, and with respect to the Select Equity Fund and Enhanced Market Fund until January 31, 2002, and each Sub-Advisory Agreement shall continue in effect for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of the respective Fund and a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board of Trustees, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Advisor or Sub-Advisor on 60 days' written notice. Each Sub-Advisory Agreement will also immediately terminate in the event of its assignment.


          With respect to the International Equity Fund, the Advisor entered into a Sub-Investment Advisory Agreement (the "Lazard Sub-Advisory Agreement") with Lazard Asset Management ("Lazard") dated as of May 12, 2001. As to such Fund, the Lazard Sub-Advisory Agreement is subject to annual approval by (i) the Board or (ii) vote of a majority (as defined in the

1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Lazard, by vote cast in person at a meeting called for the purpose of voting on such approval. The Lazard Sub-Advisory Agreement is terminable without penalty, (i) by the Advisor on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on written notice, or (iii) upon not less than 90 days' notice, by Lazard. The Lazard Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of the Lazard Sub-Advisory Agreement, the Advisor has agreed to pay Lazard a monthly fee at the annual rate of 0.50% of the value of the International Equity Fund's average daily net assets.


          With respect to the Mid-Cap Fund, the Advisor entered into a Sub-Investment Advisory Agreement (the "Bennett Lawrence Sub-Advisory Agreement") with Bennett Lawrence Management, LLC ("Bennett Lawrence") dated as of May 12, 2001. As to such Fund, the Bennett Lawrence Sub-Advisory Agreement is subject to annual approval by (i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Bennett Lawrence, by vote cast in person at a meeting called for the purpose of voting on such approval. The Bennett Lawrence Sub-Advisory Agreement is terminable without penalty, (i) by the Advisor on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on written notice, or (iii) upon not less than 90 days' notice, by Bennett Lawrence. The Bennett Lawrence Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of the Bennett Lawrence Sub-Advisory Agreement, the Advisor has agreed to pay Bennett Lawrence a monthly fee at the annual rate set forth below as a percentage of the average daily net assets of the Mid-Cap Fund:


                       AVERAGE DAILY NET                                   ANNUAL RATE OF SUB-ADVISORY
                    ASSETS OF MID-CAP FUND                                 FEE PAYABLE BY THE ADVISOR

on the first $25 million..................................                           0.75%
on the next $50 million...................................                           0.625%
on assets in excess of $75 million........................                           0.50%


  From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Trust may include descriptions of a Sub-Advisor including, but not limited to, (i) descriptions of the Sub-Advisor's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to the Sub-Advisor's operations.

PORTFOLIO TRANSACTIONS

          Pursuant to the Advisory Agreements, the Advisor or Sub-Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Income Funds, and the Balanced Fund (with respect to its debt securities) usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in over-the-counter market are generally principal transactions with dealers. With respect to over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Advisor and Sub-Advisor generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

          Allocation of transactions, including their frequency, to various dealers is determined by the Advisor and the Sub-Advisor in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor or Sub-Advisor may receive orders for transactions on behalf of the

Trust. Information so received is in addition to and not in lieu of services required to be performed by the Advisor or Sub-Advisor and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor. Such information may be useful to the Advisor or Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor or Sub-Advisor in carrying out their obligations to the Trust.

          Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Advisor or Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor or Sub-Advisor believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by each of the Advisory Agreements and the Sub-Advisory Agreement, in making investment recommendations for the Trust, the Advisor or Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Advisor or Sub-Advisor, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Advisor or Sub-Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

          During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:



                                                     JULY 31, 2001          JULY 31, 2000          JULY 31, 1999
                                                     -------------          -------------          -------------
Balanced Fund...........................                $ 105,898                $209,891               $132,669
Growth Fund.............................                   91,353                  78,155                 34,442
Enhanced Market Fund....................                   33,199                  36,153                 20,125*
Value Fund..............................                1,251,733               1,085,225                534,115
Equity Income Fund......................                  523,539                 247,409                119,234
Select Equity Fund......................                    3,550                  13,067                 13,150*
Small Cap Fund..........................                  874,887                 576,420                108,710


* For the period September 1, 1998 to July 31, 1999.



                                                                            PERIOD ENDED
                                                      JULY 31, 2001        JULY 31, 2000       DEC. 31, 1999     DEC. 31, 1998
                                                      -------------        -------------      --------------    --------------

International Equity Fund........................       $296,757             $161,303                $52,129           $68,007
Mid Cap Fund.....................................        161,190               85,996                 16,260               N/A
Capital Growth Fund..............................        605,637              500,022                656,419           494,130
Large Cap Fund...................................        231,300               97,800                312,254            76,036
Limited Term U.S. Government Fund................              0                    0                      0                 0
Tennessee Tax-Exempt Fund........................              0                    0                      0                 0
Limited Term Tennessee Tax-Exempt Fund...........              0                    0                      0                 0
Treasury Reserve Fund............................              0                    0                      0                 0
Aggressive Growth Portfolio......................            N/A                  N/A                    N/A               N/A
Growth Portfolio.................................            N/A                  N/A                    N/A               N/A
Growth and Income Portfolio......................            N/A                  N/A                    N/A               N/A
Moderate Growth and Income Portfolio.............            N/A                  N/A                    N/A               N/A



          To the extent permitted by applicable rules and regulations, either AmSouth or the Sub-Advisers may execute portfolio transactions on behalf of the Funds through an affiliate of AmSouth. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

          During the following fiscal years, listed below are the following brokerage commissions paid to AmSouth Investment Services and/or Invest/Fidelity Capital Markets, both affiliates of AmSouth Bank, and the percentage of the aggregate brokerage commissions and dollars for each Fund.



                                                                        FISCAL YEAR ENDED

                                                                      % OF AGGREGATE BROKERAGE           % OF AGGREGATE DOLLAR
                                      BROKER COMMISSIONS                     COMMISSIONS                 AMOUNT OF TRANSACTIONS
NAME OF FUND                     1999         2000        2001        1999       2000        2001       1999      2000      2001
------------                     ----         ----        ----        ----       ----        ----       ----      ----      ----
Balanced Fund.......          $ 9,236     $ 20,829     $20,842      22.04%      9.92%      20.00%     29.81%      9.67    18.00%
Value Fund..........          $87,718    $ 110,931      88,883      16.42%     10.22%       8.00%     17.48%     8.98%    12.00%
Select Equity Fund..           $   30          n/a         n/a       0.23%        n/a         n/a      0.24%       n/a       n/a


                                1999*       2000**        2001       1999*     2000**        2001      1999*    2000**      2001
                                ----        ----          ----       ----      ----          ----      ----     ----        ----
Capital Growth Fund.          $23,236      $15,090      $8,568       3.54%      3.02%       2.00%      2.94%     2.40%     2.00%
Large Cap Fund......          $17,200      $10,200       9,900       5.51%     10.43%       5.00%      5.07%     4.98%     4.00%
Equity Income Fund..           $  360      $ 4,500         n/a       0.12%      1.82%         n/a      0.11%     0.65%       n/a




* For the fiscal year ended December 31.
** For the period January 1, 2000 through July 31, 2000.

GLASS-STEAGALL ACT

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Advisers believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. AmSouth Bank also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for AmSouth Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Advisers, the Board of Trustees of AmSouth Funds would review AmSouth Funds' relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of AmSouth Bank, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of AmSouth Funds, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in AmSouth Funds' method of operations would affect its net asset value per Share or result in financial losses to any customer.

          Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of AmSouth in connection with customer purchases of Shares of the Trust, AmSouth might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

ADMINISTRATOR

          ASO Services Company ("ASO") serves as administrator (the "Administrator") to each Fund of the Trust pursuant to the Management and Administration Agreement dated as of April 1, 1996 (the "Administration Agreement"). ASO is a wholly-owned subsidiary of BISYS which is a wholly-owned subsidiary of BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those performed by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its transfer agency and fund accounting agreements with the Trust).

          Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its fund accounting agreement and BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

          Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund (except the Institutional Money Market Fund) equal to the lesser of
(a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from the Institutional Money Market Fund equal to the lesser of (a) a fee computed at the annual rate of (0.10%) of the Institutional Money Market Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

          For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees(2):



                                                                   FISCAL YEAR OR PERIOD ENDED
                                              JULY 31, 2001               JULY 31, 2000               JULY 31, 1999
                                              -------------               -------------               -------------
                                                         AMOUNT                      AMOUNT                     AMOUNT
                                           EARNED        WAIVED        EARNED        WAIVED        EARNED       WAIVED
                                           ------        ------        ------        ------        ------       ------

Balanced Fund                               $341,872       $85,466      $570,976       $42,241      $761,600         --
Growth Fund                                   69,498        17,374        97,628        44,788        51,832    $51,832
Enhanced Market Fund                         123,206        30,801       120,009        54,133        35,097     35,097
Value Fund                                 1,267,321            --     1,604,826            --     2,073,141         --
Select Equity Fund                            19,221         4,805        28,172        16,569        32,564     32,564
Florida Fund                                 124,561        62,280       139,493        69,745       141,800     70,899
U.S. Treasury Fund                           603,704            --       577,841            --       630,865         --
Institutional Prime Obligations Fund         585,831        52,101       256,613       179,635        99,181     69,427



                                     JULY 31, 2001           JULY 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998
                                     -------------           -------------        -----------------     -----------------
                                               AMOUNT                   AMOUNT               AMOUNT                 AMOUNT
                                    EARNED     WAIVED      EARNED       WAIVED     EARNED    WAIVED      EARNED     WAIVED
                                    ------     ------      ------       ------     ------    ------      ------     ------

Equity Income Fund(1)             $350,020    $87,503    $186,764      $31,665    $81,223        --     $66,881         --
Small Cap Fund(1)                  366,711     91,676     166,626       55,962     21,209   $21,209       6,000     $6,000
Bond Fund(1)                     1,205,314    301,332     864,890      287,813    713,624   285,450     633,000    475,000
Government Income Fund(1)          659,388    164,843     296,574       76,592     19,067     9,450      21,000     10,000
Limited Term Bond Fund(1)          354,453     88,611     280,736       90,001    226,015    90,406     238,000     95,000
Municipal Bond Fund(1)             783,508    195,873     714,602      240,613    652,573   261,029     668,000    267,000
Prime Money Market Fund(1)       2,750,410  1,375,382   1,970,564      545,049  1,382,700        --   1,257,853         --
Tax-Exempt Fund(1)                 402,554         --     270,515           --    191,672        --     176,963         --
International Equity Fund(1)       263,832     65,958      85,626       17,234     49,045         0       68863          0
Mid Cap Fund(1)                    164,721     41,180      79,192       15,448     15,317         0          --         --
Capital Growth Fund(1)             663,931    165,982     332,131       62,899    340,631         0     231,959          0
Large Cap Fund(1)                1,367,315    341,826     861,408      157,613  1,153,818         0     630,646          0
Limited Term
  U.S. Government Fund(1)           75,103     18,776      46,938        8,368     71,320     1,485      32,459     23,803
Tennessee Tax-Exempt Fund(1)       129,656     32,414      78,798       13,933    133,786         0     149,206          0
Limited Term Tennessee
  Tax-Exempt Fund(1)                29,013     14,506      18,752       10,737     30,297    22,218      33,862     24,832
Treasury Reserve Fund(1)           801,429    400,711     440,879      173,152    484,234         0     192,322          0
Aggressive Growth Portfolio(1)      50,931     25,465      22,251        8,210      9,656         0          --         --
Growth Portfolio(1)                 42,229     21,114      20,885        7,422      5,547         0          --         --
Growth and Income Portfolio(1)     173,177         --       3,070           --     37,323         0          --         --
Moderate Growth and
  Income Portfolio(1)               43,271     21,635      23,639        8,469      9,525         0          --         --

         (1) For former ISG Funds, the figures reflect fees received by the current Administrator for the periods ended July 31, 2000 and by the former Administrator for the fiscal years ended December 31, 1999 and December 31, 1998.

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2001. Thereafter, the Administration Agreement shall be renewed automatically for successive five-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

EXPENSES

         Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

         AmSouth and the Administrator each bear all expenses in connection with the performance of their services as Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund.

         No Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Fund; such costs will be borne by the Distributor.

         As a general matter, expenses are allocated to the Trust, Class A, Class B, Class I, Class II and Class III Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A, Class B Shares, Class II and Class III, other than in accordance with the relative net asset value of the class, are expenses under the Servicing Plan which relates only to the Class A Shares and the Distribution Plan which relates only to the Class B Shares.

SUB-ADMINISTRATORS


         AmSouth is retained by BISYS as the Sub-Administrator to the Trust pursuant to an agreement between the Administrator and AmSouth. On April 1, 1996, AmSouth entered into an Agreement with ASO as the Sub-Administrator of the Trust. Pursuant to this agreement, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to (0.10%) ten one-hundredths of one percent of each Fund's average net assets. For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, AmSouth received $3,506,939,
$1,562,664, and $2,184,291, respectively, with respect to the Trust.


         BISYS is retained by the Administrator as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services is entitled to compensation as mutually agreed upon from time to time by it and the Administrator.

DISTRIBUTOR

         BISYS serves as distributor to each Fund of the Trust pursuant to the Distribution Agreement dated as of July 16, 1997 (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect until January 31, 2002, and from year to year thereafter if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         Class A Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services by BISYS, and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Class A Shares of each Fund.

         The Servicing Plan was initially approved on December 6, 1995 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Servicing Plan (the "Independent Trustees"). The Servicing Plan reflects the creation of the Class A Shares, and provides for fees only upon that Class.

         The Servicing Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares of that Fund. The Servicing Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Servicing Plan that would materially increase the shareholder servicing fee with respect to a Fund requires the approval of the holders of that Fund's Class A Class. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Servicing Plan) indicating the purposes for which such expenditures were made.

         Under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), all Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a Rule 12b-1 fee of 0.75%. Class II Shares of a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class II Shares of each Fund; Class III Shares of a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of the Class III Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may apply the Class B, Class II or Class III Share Fee toward the following: (i) compensation for its services or expenses in connection with distribution assistance with respect to such Fund's Class B, Class II or Class III Shares; (ii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors) as brokerage commissions in connection with the sale of such Fund's Class B, Class II or Class III Shares; and (iii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors), broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services and/or reimbursement of expenses incurred in connection with distribution or shareholder services with respect to such Fund's Class B, Class II or Class III Shares.

         The Distribution Plan was initially approved on March 12, 1997 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees").

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Class B, Class II or Class III Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B, Class II or Class III Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Class B, Class II or Class III Shares of a Fund requires the approval of the holders of that Fund's Class B, Class II or Class III Shares. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999 the Distributor received the following servicing fees with respect to the Class A Shares and the following distribution fees with respect to the Class B, Class II and Class III Shares from the following Funds(3):



                                        JULY 31, 2001                       JULY 31, 2000                     JULY 31, 1999
                                        CLASS A SHARES                      CLASS A SHARES                   CLASS A SHARES
                                        --------------                      --------------                   --------------
                                                       AMOUNT                             AMOUNT                          AMOUNT
                                     EARNED            WAIVED            EARNED           WAIVED           EARNED         WAIVED
                                     ------            ------            ------           ------           ------         ------
Balanced Fund                       $77,890              ---              ---               --            $113,423             --
Growth Fund                          24,065              ---              ---               --              28,262             --
Enhanced Market Fund                 45,618              ---              ---               --              27,092         $9,055
Value Fund                          138,415              ---              ---               --             178,812             --
Select Equity Fund                    6,144              ---              ---               --              28,366         10,391
Florida Fund                          7,399              ---              ---               --              24,979         14,987
U.S. Treasury Fund                   71,574              ---              ---               --              16,054          9,633

                                  PERIOD ENDED
                                 JULY 31, 2001          JULY 31, 2000             DECEMBER 31, 1999           DECEMBER 31, 1998
                                 -------------          -------------             -----------------           -----------------
                                CLASS A SHARES          CLASS A SHARES             CLASS A SHARES               CLASS A SHARES
                                          AMOUNT                 AMOUNT                         AMOUNT                     AMOUNT
                              EARNED      WAIVED       EARNED    WAIVED          EARNED         WAIVED       EARNED        WAIVED
                              ------      ------       ------    ------          ------         ------       ------        ------
Equity Income Fund            $97,887         ---         --           --         $58,845           --      $55,674           $167
Small Cap Fund                 23,945         ---         --           --           3,080           --        1,091              7
Bond Fund                      28,748         ---         --           --           7,330           --       15,851          9,530
Government Income Fund         14,244         ---         --           --           6,909           --       21,290         12,799
Limited Term Bond Fund         18,842         ---         --           --           7,521       $4,513        8,171          4,912
Municipal Bond Fund            17,062         ---         --           --           5,843           --        4,831          2,904
Prime Money Market Fund     1,467,458         ---         --           --         336,424      201,863      305,250        183,129
Tax-Exempt Fund               109,540         ---         --           --          62,542       37,562       58,152         34,888
International Equity
  Fund(1)                       5,620         ---       $565         $565          $1,031       $1,031           --             --
Mid Cap Fund(1)                32,559         ---      2,299           --           1,503           --           --             --
Capital Growth Fund(1)         33,845         ---      5,174           --          18,891           --        6,073             --
Large Cap Fund (1)            187,943         ---     37,907       37,907         172,705      172,705           --             --
Limited Term U.S.
  Government Fund (1)           8,495         ---      1,752        1,752           7,305        7,305       48,533         48,533
Tennessee Tax-Exempt
  Fund(1)                       9,799         ---      1,560           --           7,736           --        6,387             --
Limited Term Tennessee
  Tax-Exempt Fund(1)           35,462         ---      9,450        9,450          48,523       48,523       55,168         55,168
Treasury Reserve Fund(1)      266,043         ---         --           --              --           --           --             --
Aggressive Growth
  Portfolio(1)                  2,135        $854        232           --             524           --           --             --
Growth Portfolio(1)             1,931         772        119           --             266           --           --             --
Growth and Income
  Portfolio(1)                  4,127       1,651        256           --             755           --           --             --
Moderate Growth and
  Income Portfolio(1)             194          78         68           --             291           --           --             --



(1) For Funds participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the period ended July 31, 2000 and fiscal years ended December 31, 1999 and December 31, 1998.


                                                         FISCAL YEAR ENDED


                                          JULY 31, 2001                   JULY 31, 2000                  JULY 31, 1999
                                          -------------                   -------------                  -------------
                                          CLASS B SHARES                 CLASS B SHARES                  CLASS B SHARES
                                                       AMOUNT                       AMOUNT                               AMOUNT
                                      EARNED           WAIVED         EARNED        WAIVED        EARNED                 WAIVED
                                      ------           ------         ------        ------        ------                 ------
Balanced Fund                        $73,857             ---            --            --           $78,669                   --
Growth Fund                           70,862             ---            --            --            51,893                   --
Enhanced Market Fund                 156,302             ---            --            --            20,045                   --
Value Fund                            83,836             ---            --            --           102,305                   --
Select Equity Fund                     9,010             ---            --            --             8,018                   --
Florida Fund                           8,282             ---            --            --             1,086                   --
U.S. Treasury Fund                      --               ---            --            --              --                     --

                                                                PERIOD ENDED
                                      JULY 31, 2001            JULY 31, 2000          DECEMBER 31, 1999       DECEMBER 31, 1998
                                      -------------            -------------          -----------------       -----------------
                                     CLASS B SHARES            CLASS B SHARES           CLASS B SHARES         CLASS B SHARES
                                                AMOUNT                    AMOUNT                  AMOUNT                 AMOUNT
                                   EARNED       WAIVED       EARNED       WAIVED      EARNED      WAIVED      EARNED     WAIVED
                                   ------       ------       ------       ------      ------      ------      ------     ------
Equity Income Fund                $311,354         ---       $69,803          --      $77,644         --     $35,433         --
Small Cap Fund                      30,396         ---         6,524          --        8,620         --       2,093         --
Bond Fund                           50,870         ---        10,498          --       16,859         --       1,542         --
Government Income Fund               8,448         ---         1,427          --           --         --          --         --
Limited Term Bond Fund              20,242         ---         5,693          --        4,053         --          --         --
Municipal Bond Fund                 11,668         ---         2,150          --           --         --          --         --
Prime Money Market Fund             12,225         ---         2,555          --        1,468         --          --         --
Tax-Exempt Fund                        ---         ---            --          --           --         --          --         --
International Equity Fund(1)         5,649         ---         2,029          --          416         --          --         --
Mid Cap Fund(1)                    131,190         ---        36,596          --        2,945         --          --         --
Capital Growth Fund(1)              93,265         ---        36,520          --       40,157         --       8,089         --
Large Cap Fund(1)                  263,901         ---        95,346          --       74,774         --          23        $23
Limited Term U.S.
  Government Fund(1)                 5,055         ---         1,822          --        3,735         --       1,398         --
Tennessee Tax-Exempt
  Fund (1)                          10,872         ---         4,824          --       10,630         --       5,131         --
Limited Term Tennessee
  Tax-Exempt Fund(1)                 3,213         ---         2,037          --        5,915         --       3,332         --
Treasury Reserve Fund(1)               ---         ---            --          --           --         --          --         --
Aggressive Growth
  Portfolio (1)                      3,633        $363         2,038          --        2,179         --          --         --
Growth Portfolio(1)                 13,000       1,300         4,917          --        3,954         --          --         --
Growth and Income
  Portfolio(1)                      15,806       1,581         7,746          --        8,688         --          --         --
Moderate Growth and
  Income Portfolio(1)                9,702         970         3,732          --        4,809         --          --         --


          (1) For Funds participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the period ended July 31, 2000 and fiscal years ended December 31, 1999 and December 31, 1998.



                                                         FISCAL YEAR ENDED

                                            JULY 31, 2001                JULY 31, 2000                  JULY 31, 1999
                                            -------------                -------------                  -------------
                                           CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
                                                       AMOUNT                       AMOUNT                           AMOUNT
                                        EARNED         WAIVED         EARNED        WAIVED          EARNED           WAIVED
                                        ------         ------         ------        ------          ------           ------
Institutional Prime
  Obligations Fund                     $722,158                         ---           ---          $17,200            ---


                                                         FISCAL YEAR ENDED

                                            JULY 31, 2001                JULY 31, 2000                  JULY 31, 1999
                                            -------------                -------------                  -------------
                                          CLASS III SHARES              CLASS III SHARES               CLASS III SHARES
                                                       AMOUNT                       AMOUNT                           AMOUNT
                                        EARNED         WAIVED         EARNED        WAIVED          EARNED           WAIVED
                                        ------         ------         ------        ------          ------           ------
Institutional Prime
  Obligations Fund                       ---             ---            ---           ---          $15,473            ---



          All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class B Shares, Class II Shares or Class III Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class B Shares, Class II Shares or Class III Shares. Under the Distribution Plan, a Participating Organization may include AmSouth or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

          The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

          The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Trust will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Trust to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

CUSTODIAN

          AmSouth serves as custodian of the Trust pursuant to a Custodial Services Agreement with the Trust (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES.

          BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as transfer agent to each Fund of the Trust pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust. The Transfer Agent is a wholly-owned subsidiary of The BISYS Group, Inc.

          BISYS Fund Services, Inc. ("Fund Accountant") provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, the Fund Accountant receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, plus out-of-pocket expenses, subject to a minimum annual fee of $40,000 for each tax-exempt Fund and $30,000 for each taxable Fund and the Money Market Funds may be subject to an additional fee of $10,000 for each Class.

INDEPENDENT ACCOUNTANTS


          The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Trust incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent accountants for the Trust, or other independent accountants, as set forth in Ernst & Young LLP's report incorporated by reference herein. Ernst & Young LLP'S address is 1100 Huntington Center, 41 South High Street, Columbus, OH 43215.


LEGAL COUNSEL

          Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005-3333, are counsel to the Trust.

                             PERFORMANCE INFORMATION

GENERAL

          From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

          Investors may also judge the performance of each Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. and Donoghue's Money Fund Report. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morning Star, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today, and local newspapers and periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the Prospectus.

          Information about the performance of a Fund is based on the Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return are functions of the type and quality of instruments held in a Fund, operating expenses, and marketing conditions. Any fees charged by a Financial Institution with respect to customer accounts investing in Shares of a Fund will not be included in performance calculations.

YIELDS OF THE MONEY MARKET FUNDS

          The "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

          The Tax-Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the Tax-Exempt Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax-Exempt Fund is computed by dividing that portion of the effective yield of the Tax-Exempt Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

          The yield and effective yield of each of the Money Market Funds and the tax equivalent yield and the tax equivalent effective yield of the Tax-Exempt Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

          For the seven-day period ended July 31, 2001, the yield, effective yield, the tax equivalent yield and the tax equivalent effective yield of the Trust Shares and Class A Shares of each Money Market Fund, calculated as described, above was as follows:


                                                                                  EFFECTIVE  TAX EQUIVALENT   TAX EQUIVALENT
                 FUND                                   CLASS          YIELD        YIELD         YIELD       EFFECTIVE YIELD
                 ----                                   -----          -----        -----         -----       ---------------
Prime
Money Market Fund.............................          Trust          3.30%          3.34%            --             --
U.S. Treasury Fund............................          Trust          3.13%          3.20%            --             --
Tax-Exempt Fund...............................          Trust          2.03%          2.05%           3.36%         3.39%
Treasury Reserve Fund.........................          Trust          3.26%          3.41%            --             --
Prime
Money Market Fund.............................        Class A          3.15%          3.18%            --             --
U.S. Treasury Fund............................        Class A          2.98%          3.05%            --             --
Tax-Exempt Fund...............................        Class A          1.88%          1.89%           3.11%         3.12%
Treasury Reserve Fund.........................        Class A          3.16%          3.31%            --             --
Institutional
Prime Obligations Fund........................        Class I          3.66%          3.71%            --             --
Institutional
Prime Obligations Fund........................       Class II          3.41%          3.45%            --             --
Institutional
Prime Obligations Fund........................      Class III          3.16%          3.19%            --             --
Prime Money Market Fund.......................        Class B          2.40%          2.41%            --             --


YIELD OF THE CAPITAL APPRECIATION FUNDS, AND THE INCOME FUNDS

         The yield of each of the Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Funds.

         The Tax-Free Funds , the Tennessee Tax-Exempt Fund, and the Limited Term Tennessee Tax-Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of each Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Funds is computed by dividing that portion of the effective yield of the Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Capital Appreciation Funds and the Income Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.


                                                                                                          TAX EQUIVALENT
                           FUND                                     CLASS                 YIELD                YIELD
                           ----                                     -----                 -----                -----

Florida Tax-Exempt Fund......................................     Class A                  2.76%               4.56%
                                                                  Trust                    2.98%               4.93%
Municipal Bond Fund..........................................     Class A                  2.91%               4.81%
                                                                  Trust                    3.13%               5.17%
Bond Fund....................................................     Class A                  4.08%
                                                                  Trust                    4.36%
                                                                  Class B                  3.51%
Government Income Fund.......................................     Class A                  4.36%
                                                                  Trust                    4.65%
Limited Term Bond Fund.......................................     Class A                  3.73%
                                                                  Trust                    3.98%
Limited Term U.S. Government Fund............................     Class A                  3.31%
                                                                  Trust                    3.55%
Tennessee Tax-Exempt Fund....................................     Class A                  2.94%               4.86%
                                                                  Trust                    3.17%               5.24%
Limited Term Tennessee Tax-Exempt Fund.......................     Class A                  2.04%               3.37%


         For the 30-day period ending July 31, 2001, the yield of the Capital Appreciation Funds was:



                          FUND                                       CLASS                            YIELD

Value Fund...................................................        Trust                            0.59%
Balanced Fund................................................        Trust                            2.35%
Equity Income Fund...........................................        Trust                            1.25%
Growth Fund..................................................        Trust                           -0.66%
Small Cap Fund...............................................        Trust                           -1.35%
Enhanced Market Fund.........................................        Trust                            0.55%
Select Equity Fund...........................................        Trust                            0.06%
Mid Cap Fund.................................................        Trust                           -1.02%
Capital Growth Fund..........................................        Trust                           -0.62%
Large Cap Fund...............................................        Trust                           -0.18%
Value Fund...................................................        Class A                          0.32%
Balanced Fund................................................        Class A                          2.08%
Equity Income Fund...........................................        Class A                          0.97%
Growth Fund..................................................        Class A                         -0.72%
Small Cap Fund...............................................        Class A                         -1.37%
Enhanced Market Fund.........................................        Class A                          0.12%
Select Equity Fund...........................................        Class A                         -0.03%
Mid Cap Fund.................................................        Class A                         -1.05%
Capital Growth Fund..........................................        Class A                         -0.69%
Large Cap Fund...............................................        Class A                         -0.26%
Value Fund...................................................        Class B                         -0.26%
Balanced Fund................................................        Class B                          1.49%
Equity Income Fund...........................................        Class B                          0.38%
Growth Fund..................................................        Class B                         -1.50%
Small Cap Fund...............................................        Class B                         -2.19%
Enhanced Market Fund.........................................        Class B                         -0.45%
Select Equity Fund...........................................        Class B                         -0.77%
Mid Cap Fund.................................................        Class B                         -1.86%
Capital Growth Fund..........................................        Class B                         -1.41%
Large Cap Fund...............................................        Class B                         -1.01%


CALCULATION OF TOTAL RETURN

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         For the one-year and five-year periods ended July 31, 2001, average annual total return was as follows:


                    FUND                                             CLASS             ONE-YEAR            FIVE-YEAR
                    ----                                             -----             --------            ---------

Prime Money Market Fund......................................      Trust                 5.18%                 5.04%
U.S. Treasury Fund...........................................      Trust                 4.87%                 4.67%
Tax-Exempt Fund..............................................      Trust                 2.98%                 3.05%
Prime Money Market Fund......................................      Class A               5.03%                 4.92%
U.S. Treasury Fund...........................................      Class A               4.71%                 4.55%
Tax-Exempt Fund..............................................      Class A               2.83%                 2.93%
Florida Tax-Exempt Fund......................................      Class A               7.46%                 4.95%
Bond Fund....................................................      Class A              11.63%                 7.40%
Limited Term Bond Fund.......................................      Class A              10.12%                 6.36%
Government Income Fund.......................................      Class A              11.25%                 7.40%
Municipal Bond...............................................      Class A               8.36%                 5.03%
Institutional Prime Obligations Fund.........................      Class I               5.57%
Institutional Prime Obligations Fund.........................      Class II              5.31%
Institutional Prime Obligations Fund.........................      Class III             5.04%
Prime Money Market Fund......................................      Class B               4.25%
Limited Term U.S. Government Fund............................      Class A               8.71%                 5.70%
Tennessee Tax-Exempt Fund....................................      Class A               7.55%                 4.51%
Limited Term Tennessee Tax-Exempt Fund.......................      Class A               6.28%                 3.89%
Treasury Reserve Money Market Fund...........................      Class A               4.95%                 4.77%
Limited Term U.S. Government Fund............................      Class B               7.91%                 4.83%
Tennessee Tax-Exempt Fund....................................      Class B               6.75%                 3.77%
Limited Term Tennessee Tax-Exempt Fund.......................      Class B               5.51%                 2.97%
Limited Term U.S. Government Fund............................      Trust                 8.88%                 5.74%
Tennessee Tax-Exempt Fund....................................      Trust                 7.70%                 4.68%
Limited Term Tennessee Tax-Exempt Fund.......................      Trust
Treasury Reserve Money Market Fund...........................      Trust                 5.06%                 4.92%

         For the one-year and five-year periods ended July 31, 2001, average annual total return was as follows:



                    FUND                                           CLASS             ONE-YEAR            FIVE-YEAR
                    ----                                           -----             --------            ---------

Value Fund...................................................      Trust                21.10%                15.51%
Balanced Fund................................................      Trust                14.09%                11.47%
Growth Fund..................................................      Trust              (32.32)%
Equity Income Fund...........................................      Trust              (12.88)%
Small Cap Fund...............................................      Trust              (10.16)%
Value Fund...................................................      Class A              21.10%                15.36%
Balanced Fund................................................      Class A              13.93%                11.30%
Growth Fund..................................................      Class A            (32.44)%
Equity Income Fund...........................................      Class A            (12.96)%
Small Cap Fund...............................................      Class A            (10.33)%
Value Fund...................................................      Class B              20.09%                14.44%
Balanced Fund................................................      Class B              13.03%                10.41%
Growth Fund..................................................      Class B            (32.95)%
Equity Income Fund...........................................      Class B            (13.64)%
Small Cap Fund...............................................      Class B            (11.03)%

                    FUND                                             CLASS             ONE-YEAR            FIVE-YEAR
                    ----                                             -----             --------            ---------

AmSouth Capital Growth Fund..................................      Class A            (21.27)%                14.80%
AmSouth Large Cap Fund.......................................      Class A            (11.72)%                17.69%
AmSouth Mid Cap Fund.........................................      Class A            (27.65)%
AmSouth International Equity Fund............................      Class A            (20.62)%
AmSouth Aggressive Growth Portfolio..........................      Class A             (3.42)%
AmSouth Growth Portfolio.....................................      Class A             (2.04)%
AmSouth Growth and Income Portfolio..........................      Class A               1.61%
AmSouth Moderate Growth and Income Portfolio.................      Class A               4.91%
AmSouth Capital Growth Fund..................................      Class B            (21.77)%                13.70%
AmSouth Large Cap Fund.......................................      Class B            (12.40)%                16.67%
AmSouth Mid Cap Fund.........................................      Class B            (28.39)%
AmSouth International Equity Fund............................      Class B            (21.25)%
AmSouth Aggressive Growth Portfolio..........................      Class B             (4.06)%
AmSouth Growth Portfolio.....................................      Class B             (2.82)%
AmSouth Growth and Income Portfolio..........................      Class B               1.09%
AmSouth Moderate Growth and Income Portfolio.................      Class B               4.09%
AmSouth Capital Growth Fund..................................      Trust              (21.11)%                14.80%
AmSouth Large Cap Fund.......................................      Trust              (11.60)%                17.73%
AmSouth Mid Cap Fund.........................................      Trust              (27.78)%
AmSouth International Equity Fund............................      Trust              (20.50)%
AmSouth Aggressive Growth Portfolio..........................      Trust               (3.30)%
AmSouth Growth Portfolio.....................................      Trust               (1.98)%
AmSouth Growth and Income Portfolio..........................      Trust                 1.84%
AmSouth Moderate Growth and Income Portfolio.................      Trust                 4.93%

         For the period from commencement of operations through July 31, 2001, the average annual total return was as follows:


                                                                          COMMENCEMENT OF OPERATIONS         COMMENCEMENT
                   FUND                                         CLASS        THROUGH JULY 31, 2001        OF OPERATIONS DATE
                   ----                                         -----        ---------------------        ------------------

Prime Money Market Fund......................................    Trust                  5.32%                 8-Aug-88
U.S. Treasury Fund...........................................    Trust                  5.05%                 8-Sep-88
Tax-Exempt Fund..............................................    Trust                  3.07%                27-Jun-88
Florida Tax-Exempt Fund......................................    Trust                  5.28%                 2-Sep-97
Municipal Bond Fund..........................................    Trust                  5.92%                 2-Sep-97
Bond Fund....................................................    Trust                  8.03%                 2-Sep-97
Limited Term Bond Fund.......................................    Trust                  6.89%                 2-Sep-97
Government Income Fund.......................................    Trust                  6.42%                 2-Sep-97
Prime Money Market Fund......................................    Class A                5.27%                 1-Apr-96
U.S. Treasury Fund...........................................    Class A                5.00%                 1-Apr-96
Tax-Exempt Fund..............................................    Class A                3.01%                 1-Apr-96
Florida Tax-Exempt Fund......................................    Class A                5.20%                30-Sep-94
Municipal Bond Fund..........................................    Class A                5.90%                 1-Jul-97
Bond Fund....................................................    Class A                7.99%                 1-Dec-88
Limited Term Bond Fund.......................................    Class A                6.85%                 1-Feb-88
Government Income Fund.......................................    Class A                6.36%                 1-Oct-93
Bond Fund....................................................    Class B                6.97%                 2-Sep-97
Prime Money Market Fund......................................    Class B                4.04%                15-Jun-98
Institutional
    Prime Obligations Fund...................................    Class I                5.46%                15-Sep-98
Institutional
    Prime Obligations Fund...................................    Class II               5.20%                19-Feb-99
Institutional
    Prime Obligations Fund...................................    Class III              4.94%                22-Feb-99



                   FUND

AmSouth Limited Term...........................................Class A                  6.16%                28-Feb-97
    U.S. Government Fund
AmSouth Tennessee Tax-.........................................Class A                  6.34%                28-Mar-94
    Exempt Fund
AmSouth Limited Term...........................................Class A                  4.33%                28-Feb-97
    Tennessee Tax-Exempt
    Fund
AmSouth Treasury Reserve.......................................Class A                  4.44%
    Money Market Fund
AmSouth Limited Term...........................................Class B                  5.17%                03-Mar-98
    U.S. Government Fund
AmSouth Tennessee Tax-.........................................Class B                  5.35%                24-Feb-98
    Exempt Fund
AmSouth Limited Term                                           Class B                  3.33%                03-Feb-98
    Tennessee Tax-Exempt
    Fund
AmSouth Limited Term...........................................Trust                    6.17%                14-Dec-98
    U.S. Government Fund
AmSouth Tennessee Tax-.........................................Trust                    6.38%                03-Oct-97
    Exempt Fund
    Fund
AmSouth Treasury Reserve........................................Trust                   4.53%                03-Mar-94
    Money Market Fund

         For the period from commencement of operations through July 31, 2001, the average annual total return was as follows:


                                                                              COMMENCEMENT OF
                                                                            OPERATIONS THROUGH    COMMENCEMENT
                   FUND                                         CLASS          JULY 31, 2001    OF OPERATIONS DATE
                   ----                                         -----          -------------    ------------------

Value Fund................................................     Trust               13.85%          01-Dec-88
Balanced Fund.............................................     Trust               11.56%          19-Dec-91
Equity Income Fund........................................     Trust                9.90%          20-Mar-97
Growth Fund...............................................     Trust                1.56%          31-Jul-97
Small Cap Fund............................................     Trust                3.73%          02-Mar-98
Enhanced Market Fund......................................     Trust                9.83%          01-Sep-98
Select Equity Fund........................................     Trust                7.66%          01-Sep-98
Value Fund................................................     Class B             12.75%          01-Dec-88
Balanced Fund.............................................     Class B             10.48%          19-Dec-91
Equity Income Fund........................................     Class B              8.81%          20-Mar-97
Growth Fund...............................................     Class B              0.61%          03-Aug-97
Small Cap Fund............................................     Class B              2.70%          02-Mar-98
Enhanced Market Fund......................................     Class B              8.80%          01-Sep-90
Select Equity Fund........................................     Class B              6.75%          01-Sep-98
Value Fund................................................     Class A             13.79%          01-Dec-88
Balanced Fund.............................................     Class A             11.47%          19-Dec-91
Equity Income Fund........................................     Class A              9.67%          20-Mar-97
Growth Fund...............................................     Class A              1.33%          03-Aug-97
Small Cap Fund............................................     Class A              3.54%          02-Mar-98
Enhanced Market Fund......................................     Class A              9.66%          01-Sep-98
Select Equity Fund........................................     Class A              7.50%          01-Sep-98



                       FUND
                       ----

AmSouth Capital Growth Fund...............................     Class A                11.55%             01-Apr-96
AmSouth Large Cap Fund....................................     Class A                15.15%             03-Aug-92
AmSouth Mid Cap Fund......................................     Class A                 8.72%             04-May-99
AmSouth International Equity Fund.........................     Class A               (0.10)%             15-Aug-97
AmSouth Aggressive Growth Portfolio.......................     Class A                 4.92%             13-Jan-99
AmSouth Growth Portfolio..................................     Class A                 2.46%             11-Feb-99
AmSouth Growth and Income Portfolio.......................     Class A                 3.55%             08-Mar-99
AmSouth Moderate Growth Income Portfolio..................     Class A                 4.34%             09-Feb-99
AmSouth Capital Growth Fund...............................     Class B                10.46%             05-Feb-98
AmSouth Large Cap Fund....................................     Class B                14.09%             15-Dec-98
AmSouth Mid Cap Fund......................................     Class B                 7.79%             04-May-99
AmSouth International Equity Fund.........................     Class B               (0.89)%             02-Feb-99
AmSouth Aggressive Growth Portfolio.......................     Class B                 4.07%             27-Jan-99
AmSouth Growth Portfolio..................................     Class B                 2.21%             15-Feb-99
AmSouth Growth and Income Portfolio.......................     Class B                 3.30%             27-Jan-99
AmSouth Moderate Growth Income Portfolio..................     Class B                 3.03%             28-Jan-99
AmSouth Capital Growth Fund...............................     Trust                  11.55%             03-Oct-97
AmSouth Large Cap Fund....................................     Trust                  15.17%             14-Dec-98
AmSouth Mid Cap Fund......................................     Trust                   8.72%             04-May-99
AmSouth Internationa Equity Fund..........................     Trust                 (0.05)%             14-Dec-98
AmSouth Aggressive Growth Portfolio.......................     Trust                   4.81%             28-Jan-99
AmSouth Growth Portfolio..................................     Trust                   2.41%             01-Feb-99
AmSouth Growth and Income Portfolio.......................     Trust                     77%             08-Feb-99
AmSouth Moderate Growth Income Portfolio..................     Trust                   4.50%             10-Feb-99


PERFORMANCE COMPARISONS

         Yield and Total Return. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective Shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may be included in advertisements.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500(R)") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500(R) is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500(R) represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/ Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.

         All Funds. Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Financial Institutions for cash management services will reduce a Fund's effective yield to Customers.

                             ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

         The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988, to "AmSouth Mutual Funds" as of August 19, 1993 and to "AmSouth Funds" as of November 30, 1999 by amendments to the Agreement and Declaration of Trust. A copy of the Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Trust presently has twenty-eight series of Shares which represent interests in the Value Fund, the Growth Fund, the Capital Growth Fund, the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund, the Equity Income Fund, the Balanced Fund, the Select Equity Fund, the Enhanced Market Fund, the International Equity Fund, the Strategic Portfolios: Aggressive Growth Portfolio, the Strategic Portfolios: Growth Portfolio, the Strategic Portfolios:
Growth and Income Portfolio, the Strategic Portfolios: Moderate Growth and Income Portfolio, the Bond Fund, the Limited Term Bond Fund, the Government Income Fund, the Limited Term U.S. Government Fund, the Municipal Bond Fund, the Florida Tax-Exempt Fund, the Tennessee Tax-Exempt Fund, the Limited Term Tennessee Tax-Exempt Fund, the Prime Money Market Fund, the U.S.

Treasury Money Market Fund, the Treasury Reserve Money Market Fund, the Tax-Exempt Money Market Fund, and the Prime Obligations Money Market Fund. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, (iii) when pertaining to the Shareholder Servicing Plan, and (iv) when pertaining to the Distribution Plan. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding voting Shares of the Trust and filed with the Trust's custodian or by vote of the holders of two-thirds of the outstanding voting Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding voting Shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

SHAREHOLDER LIABILITY

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

MISCELLANEOUS

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

         As used in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of Shares in that Group, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

  As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund.


  As of November 1, 2001, the trustees and officers of the Trust, as a group, owned less than 1% of the Trust Shares, of the Class A Shares and of the Class B Shares of any of the AmSouth Funds. The information in the following table shows, to the best of the knowledge of AmSouth Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act.




                                                                                                        PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                          OWNERSHIP
----------------                                         ---------------------------                          ---------

VALUE FUND

AMVESCAP National Trst Co                                     11.57% (A Shares)
AmSouth Bank
BCBS Alabama 401K
P.O. Box 4054
Concord, CA  94524

AMVESCAP National Trst Co                                     28.44% (A Shares)
Agn AmSouth
Invesco Ret Inc Agent AmSouth Bank Ttee
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

AMVESCAP National Trst Co                                     6.25% (A Shares)
as Agent for AmSouth Bank
Alabama Farmers Cooperative Inc.
P.O. Box 4054
Concord, CA  94524

AVESCAP National Trust Company as Agent                       5.41% (A Shares)
FBO Brasfield & Gorrie Employee Accum Pl
P.O. Box 4054
Concord, CA  94520

Kenneburt & Company                                           22.82% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           28.39% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           17.11% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           11.74% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL  35202


                                                                                                        PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                          OWNERSHIP
----------------                                         ---------------------------                          ---------
Kenneburt & Company                                           5.47% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202


BISYS Bd Services Inc                                         7.11% (Trust Shares)
P.O. Box 4054
Concord, CA  94524

GROWTH FUND

NFSC FEBO 09G-349097                                          8.74% (A Shares)                                    8.74%
Donald B. Quarles and
702 Waterview Lane
Tarpon Springs, FL  34689

Kenneburt & Company                                           41.89% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           51.72% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           5.49% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

                                                                                                        PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                          OWNERSHIP
----------------                                         ---------------------------                          ---------

CAPITAL GROWTH FUND
Mellon Bank NA                                                7.73% (A Shares)
ACF SMM Trust 1999-J
135 Santilli Hwy Rm 026 0320
Everett, MA  02149

AMVESCAP National Trst Co Agn Amsouth                         30.82% (A Shares)
Invesco Ret Inc Agent AmSouth Bank Ttee
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

Kenneburt & Company                                           8.20% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

Kenneburt & Company                                           14.06% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           16.94% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           11.53% (Trust Shares)
FEE'D Reinvestment
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           24.68% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           20.17% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202


                                                                                                        PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                          OWNERSHIP
----------------                                         ---------------------------                          ---------

LARGE CAP FUND

BISYS Bd Services Inc.                                        5.12% (Trust Shares)
NFSC FMTC IRA
16 Coach Circle Rd
Concord, CA  94524

Kenneburt & Company                                           11.07% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL  35202

Kenneburt & Company                                           17.71% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL  35202


                                                                                                        PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                          OWNERSHIP
----------------                                         ---------------------------                          ---------
Kenneburt & Company                                           52.19% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL  35202

MID CAP FUND

AMVESCAP National Trst Co Agn Amsouth                         27.89% (A Shares)
Invesco Ret Inc Agent AmSouth Bank Ttee
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

AmSouth Growth & Income Portfolio                             5.63% (Trust Class)                             5.63%
3435 Stelzer Rd
Columbus, OH  43219

Kenneburt & Company                                           38.77% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           31.37% (Trust Shares)
Fee'd Reinvestment
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           10.70% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

SMALL CAP FUND

NFSC FEBO 09G-349097                                          5.22% (A Shares)                                5.22%
Donald B. Quarlesand
702 Waterview Lane
Tarpon Springs, FL 34689

Citicorp USA Inc.                                             13.36% (A Shares)
Collateral Pledgee of
Marlboro Equity Partners LP
One Sansome Street, 24th Floor
San Francisco, CA  94104

Prudential Securities Inc FBO                                 5.42% (B Shares)                                5.42%
Dr. Gary R. Plotkin Ttee Gary
FBO Gary R. Plotkin MD
Naples, FL  34119

                                                                                                        PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                          OWNERSHIP
----------------                                         ---------------------------                          ---------
Kenneburt & Company                                           49.96% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           24.11% (Trust Shares)
Small Cap Premier Fund Reinvestment
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           20.21% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202








                                                                                                        PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                          OWNERSHIP
----------------                                         ---------------------------                          ---------

EQUITY INCOME FUND

AMVESCAP National Trst Co Agn Amsouth                         18.80% (A Shares)
Invesco Ret Inc Agent AmSouth Bank Ttee
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

Kenneburt & Company                                           32.65% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           16.11% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           37.41% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

BALANCED FUND

AMVESCAP National Trst Agn AmSouth Bank                       21.72% (A Shares)
BCBS Alabama 401K
P.O. Box 4054
Concord, CA  94524

AMVESCAP National Trst Co Agn Amsouth                         21.96% (A Shares)
Invesco Ret Inc Agent AmSouth Bank Ttee
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

AVESCAP National Trust Company as Agent                       7.91% (A Shares)
FBO Brasfield & Gorrie Employee Accum Pl
P.O. Box 4054
Concord, CA  94520

Kenneburt & Company                                           11.94% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           8.22% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           37.29% (Trust Shares)
Fee'd Reinvestment
P.O. Box 11426 Cstdy Unit
Birmingham, AL  35202

                                                                                                        PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                          OWNERSHIP
----------------                                         ---------------------------                          ---------

BISYS Bd Services Inc                                         38.78% (Trust Shares)
P.O. Box 4054
Concord, CA  94524

SELECT EQUITY FUND

NFSC-FEBO 010-564125                                          8.25% (A Shares)                                8.25%
Juanelles Family Partnership
P.O. Box 130842
Birmingham, AL 35213

Kenneburt & Company                                           8.88% (Trust Shares
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           87.42% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

ENHANCED MARKET FUNDS

AMVESCAP National Trst Co Agn AmSouth                         5.68% (A Shares)
Advantage Mayer 401K Plan
P.O. Box 4054
Concord, CA  94524


                                                                                                        PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                          OWNERSHIP
----------------                                         ---------------------------                          ---------

AMVESCAP National Trst Co Agn Amsouth                         35.87% (A Shares)
Invesco Ret Inc Agent AmSouth Bank Ttee
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

Kenneburt & Company                                           33.42% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           56.58% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           9.54% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

INTERNATIONAL EQUITY FUND

Salomon Smith Barney Inc                                      7.29% (Class A)
00183420719
333 West 34th St - 3rd Floor
NY, NY  10001

AMVESCAP National Trst Co Agn Amsouth                         33.04% (A Shares)
Invesco Ret Inc Agent AmSouth Bank Ttee
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

AMVESCAP National Trust Company                               12.34% (Class A)
FBO Maynard Cooper & Gale PC 401K Plan
1855 Gateway Blvd Ste 500
Concord, CA  94520

Kenneburt & Company                                           8.31% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------

Bear Stearns Securities Corp                                  7.87% (A Shares)
FBO 898-95068-14
Metrotech Center North
Brooklyn, NY 11201

NFSC FEBO GC1-619019                                          7.82% (B Shares)                                7.82%
Willie B. Southern Jr.
P.O. Box 9251
Jackson, MS 39286

NFSC FEBO FC1-324990                                          8.74% (Class B)                                 8.74%
Janet D. Pearson
P.O. Box 395
D Lo, MS 39062

Legg Mason Wood Walker Inc.                                   5.67% (B Shares)                                5.52%
284-07011-10
P.O. Box 1476
Baltimore, MD 21202

Kenneburt & Company                                           36.94% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kenneburt & Company                                           25.29% (Trust Shares)
FEE'D Reinvestment
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
Kenneburt & Company                                           24.50% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

STRATEGIC PORTFOLIOS AGGRESSIVE GROWTH

BISYS Bd Services Inc.                                        5.74% (A)
NFSC FMTC IRA
16 Coach Circle Rd
Concord, CA  94524

AMVESCAP National Trst Co Agn AmSouth                         5.50% (A)
Advantage Mayer 401K Plan
P.O. Box 4054
Concord, CA  94524

NFSC FEBO 010-858196                                          6.67% (A)                                       6.67%
NFS FMTC Rollover IRA
35 Berkeley Road
Selma, AL  36701




                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
AMVESCAP National Trust Company                               11.45% (A)
FBO Southern Champion Tray LP 401K
1855 Gateway Blvd Ste 500
Concord, CA  94520

AMVESCAP National Trst Agn AmSouth Bank                       55.53%
FBO Buntin Advertising Plan Trust
1855 Gateway Bldv Ste 500
Concord, CA 94520

NFSC FEBO 010-820660                                          7.91% (B Shares)                                7.91%
Ricky  Gray and
1304 Cornell Ave Apt H47
Dothan, AL 36303

NFSC FEBO FR2-008931                                          7.07% (B Shares)                                7.07%
NFSC FMTC IRA
1105 Newcastle Drive
Old Hickory, TN 37138

NFSC FEBO 010-992682                                          8.35% (B)                                       8.35%
NFS FMTC IRA
2914 State Avenue
Panama City, FL  32405

NFSC FEBO GR1-226408                                          7.60% (B)                                       7.60%
NFS FMTC IRA
107 Ridge Rd
Brandon, MS  39402

NFSC FEBO 010-713422                                          5.07% (B)                                       5.00%
NFS FMTC Rollover IRA
2640 Buckboard Road
Birmingham, AL 35244

BISYS Bd Services, Inc.                                       63.32% (Trust Shares)
NFSC FMTC IRA
16 Coach Circle Road
Concord, CA 94524

Kenneburt & Company                                           33.83% (Trust Shares)
Fee'd Reinvestment
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
GROWTH PORTFOLIO

NFSC FEBO 09G-144363                                          7.21% (A Shares)                                7.21%
Sandra A. Palmer
5023 Arapahoe Avenue
Jacksonville, FL 32210


AMVESCAP National  Trst Agn AmSouth Bank                      8.70% (A Shares)
FBO Southern Champion Tray LP 401K
1855 Gateway Blvd Ste 500
Concord, CA 94520

AMVESCAP National Trust Company As Agent                      56.70% (A Shares)
FBO Mitchell Grocery 401 Plan
1855 Gateway Blvd Ste 500
Concord, CA  94520

NFSC FEBO 010-464716                                          6.26% (A Shares)                                6.26%
NFS FMTC IRA
4300 W. Francisco Apt. 38
Pensacola, FL  32504

NFSC FEBO 010-696102                                          8.39% (B Shares)                                 8.39%
NFSC FMTC IRA
155 Sunset Lane
Trion, GA 30753

NFSC FEBO 010-834149                                          5.31% (B Shares)                                5.31%
Melanie C. McClenny
933 Dilard Road
Pansey, AL 36370

NFSC FEBO 010-728160                                          11.05% (B Shares)                              11.05%
Lucas Living Trust
5453 Woodford Dr.
Birmingham, AL 35242

NFSC FEBO GR1-119741                                          6.08% (B Shares)                                6.08%
NFS FMTC Rollover IRA
95 Terrapin Dr.
Brandon, MS 39042

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
BISYS Bd Services Inc.                                        45.19% (Trust Shares)
NFSC FMTC IRA
16 Coach Circle Rd.
Concord, CA 94524

Kenneburt & Company                                           46.94% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

GROWTH & INCOME PORTFOLIO

BISYS Bd Services Inc.                                        32.57% (A Shares)
NFSC FMTC IRA
16 Coach Circle Rd.
Concord, CA 94524


AMVESCAP National Trst Co Agn AmSouth                         10.90% (A Shares)
Cash & Sons LP Gas Co
P.O. Box 4054
Concord, CA  94524

AMVESCAP National Trst Co Agn AmSouth                         22.98% (A Shares)
INVESCO Ttee
FBO Industrial Supplies 401K PSP Plan
P.O. Box 4054
Concord, CA  94524

AMVESCAP National Trst Co Agn AmSouth                         12.54% (A Shares)
FBO Shook & Fletcher Insulation Co
P.O. Box 4054
Concord, CA  94524

AMVESCAP National Trust Company as Agent                      7.40% (A Shares)
FBO Southern Champion Tray LP 401K
1855 Gateway Blvd Ste 500
Concord, CA  94520

NFSC FEBO 010-695980                                          8.05% (B Shares)                                8.05%
NFSC FMTC Rollover IRA
101 Hardwood Ridge Drive
Adairsville, GA 30103

NFSC FEBO FR2-01097                                           5.20% (B Shares)                                5.20%
NFSC FMTC IRA
542 Lovedale Drive
Kingsport, TN 37660

Legg Mason Wood Walker Inc.                                   7.78% (B Shares)
495-00061-16
P.O. Box 1476
Baltimore, MD 21202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
BISYS BD Services Inc.                                        26.50% (Trust Shares)
NFSC FMTC IRA
16 Coach Circle Road
Concord, CA 94524

Kenneburt & Company                                           68.99% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

MODERATE GROWTH & INCOME PORTFOLIO

BISYS Bd Services Inc                                         56.31% (Class A)
NFSC FMTC IRA
16 Coach Circle Rd
Concord, CA  94524

AMVESCAP National Trst Co Agn Amsouth                         35.18% (Class A)
Buntin Advertising Plan Trust
1855 Gateway Blvd Ste 500
Concord, CA  94520

NFSC FEBO 010-677507                                          5.47% (Class B)                                 5.47%
NFSC FMTC IRA
5007 Winnie Street
Tampa, FL 33610

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
NFSC FEBO GC1-173878                                          5.79% (B Shares)                                5.79%
Noelie L. Cook
2300 Seven Spring Road Apt. B-312
Raymond, MS 39154

NFSC FEBO 010-823660                                          7.24% (B Shares)                                7.24%
NFSC FMTC IRA ROLLOVER
600 Cedar Pine Road
Mathews, AL 36052

NFSC FEBO 010-363570                                          12.56% (Class B)                               12.56%
NFS FMTC IRA
957 Zachary Lane
Ft. Walton Beach, FL  32547

MFSC FEBO 010-993492                                          6.53% (Class B)                                 6.53%
Richard A. Nyako
2916 W. Walters Ste A-2
Tampa, FL  33614

BISYS Bd Services Inc.                                        33.21% (Trust Shares)
NFSC FMTC IRA
16 Coach Circle Road
Concord, CA 94524

Kenneburt & Company                                           66.79% (Trust Shares)
Fee'd Reinvestment
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
BOND FUND

AMVESCAP National Trst Co                                     6.26% (A Shares)
Agn AmSouth
FBO Health Plan Services Inc.
P.O. Box 4054
Concord, CA  94524

Wells Fargo Bank MN NA                                        6.49% (A Shares)
Averitt Express Inc P/S Incentive Plan
Trust 10707502
P.O. Box 1533
Minneapolis, MN  55480

BISYS Bd Services Inc.                                        8.98% (A Shares)
P.O. Box 4054
Concord, CA 94524

Kenneburt & Company                                           20.09% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

Kenneburt & Company                                           27.96% (Trust Shares)
P.O. Box 11426 Cstdy Uni
Birmingham, AL 35202

Kenneburt & Company                                           13.65% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

Kenneburt & Company                                           20.05% (Trust Shares)
Fee'd Reinvestment
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
Kenneburt & Company                                           8.23% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

LIMITED TERM BOND FUND

BISYS Bd Services Inc.                                        17.31% (A Shares)
P.O. Box 4054
Concord, CA 94524

AMVESCAP National Trst Co                                     23.32% (A Shares)
as Agent for AmSouth Bank
Alabama Farmers Cooperative Inc.
P.O. Box 4054
Concord, CA  94524

Kenneburt & Company                                           10.80% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

AMVESCAP National Trst Agn AmSouth Bank                       7.71% (A Shares)
FBO Sweetwater Hospital Assoc 401K Plan
1855 Gateway Blvd Ste 500
Concord, CA 94520

Kenneburt & Company                                           10.60% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

Kenneburt & Company                                           34.00% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
Kenneburt & Company                                           9.28% (Trust Shares)
Fee'd Reinvestment
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

Kenneburt & Company                                           6.24% (Trust Shares)
Non Fee'd Reinvestment
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

AmSouth Growth &
  Income Portfolio                                            6.62% (Trust Shares)                            6.62%
3435 Stelzer Road
Columbus, OH 43219

Kenneburt & Company                                           14.69% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

Kenneburt & Company                                           12.56% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

GOVERNMENT INCOME FUND

NFSC FEBO 09G-098418                                          5.27% (A Shares)                                5.27%
Gulf Coast Health Cooperative
P.O. Box 17500
Pensacola, FL 32522

AMVESCAP National Trust Company                               5.50% (A Shares)
FBO Maynard Cooper & Gale PC 401K Plan
1855 Gateway Blvd Ste 500
Concord, CA  94520

Kenneburt & Company                                           7.70% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

AMVESCAP National Trust Agn AmSouth Bank                      21.01% (A Shares)
FBO Liberty National Life Insurance PSP
1855 Gateway Blvd Ste 500
Concord, CA 94520

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
NFSC FEBO FC1-592846                                          11.69% (B Shares)                              11.69%
Douglas R. Muench AND
163 Edmonds Place
Paris, TN  38242

Kenneburt & Company                                           16.96% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

Kenneburt & Company                                           28.25% (Trust Shares)
P.O. Box 11426 Cstdy Unit
Birmingham, AL 35202

AmSouth Growth & Income Portfolio                             8.52% (Trust Shares)                            8.52%
3435 Stelzer Road
Columbus, OH 43219

Kenneburt & Company                                           31.10% (Trust Shares)
P.O. Box 11426 Priprietary Funds
Birmingham, AL 35202

LIMITED TERM U.S. GOVERNMENT FUND

NFSC FEBO 010-720909                                          6.57% (A Shares)                                6.57%
BW Hobson and
7290 Charlie Shirley Rd
Northport, AL 35473

Kennebert & Co.                                               18.50% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

Kennebert & Co.                                               9.08% (A Shares)
P.O. Box 11426
Proprietary Funds
Birmingham, AL 35202

Kennebert & Co.                                               8.10% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

NFSC FEBO GC1-393924                                          5.70% (Class A)                                 5.70%
The Wilson Research Foundation
1350 Woodrow Wilson
Jackson, MS  39216

NFSC FEBO GC2-079340                                          6.91% (Class A)                                 6.91%
Galilee Baptist Church
1500 Pierre Ave.
Shreveport, LA  71103

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
NFSC FEBO 09G-550078                                          8.16% (B Shares)                                8.16%
Cecil G. Kemp and
5030 Thorden Road
Jacksonville, FL  32207

NFSC FEBO FC1-107280                                          5.54% (B Shares)                                5.54%
Mary M McGavock
115 Woodmont Blvd Apt. 220
Nashville, TN 37205

NFSC FEBO FSC-053414                                          5.14% (B Shares)                                5.14%
Peggy L. Arppling AND
17758 Highway 43 North
Northport, AL 35475

NFSC FEBO FR1-536318                                          6.89% (Class B)                                 6.89%
NFSC FMTC IRA Rollover
242 Sterling Road
Hendersonville, TN  37075

NFSC FEBO FSC-053112                                          5.00% (Class B)                                 5.00%
Eleanor L. Eddins
6314 Eastbrook Drive
Tuscaloosa, AL 35405

NFSC FEBO 010-749150                                          5.58% (Class B)                                 5.58%
Maxine G. Harrison AND
4900 Paige Hills Drive
Elmore, AL  36025

Kennebert & Co.                                               5.41% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               32.35% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               52.55% (Trust Shares)
FEE'D Reinvestment
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               5.21% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
MUNICIPAL BOND FUND

NFSC FEBO 010-372900                                          8.89% (A Shares)                                8.89%
Gordon Rosen
P.O. Box 2727
Tuscaloosa, AL  35403

NFSC FEBO 09G-000124                                          13.41% (A Shares)                              13.41%
J. Louis Kayser
2852 Five Oaks Ln
Birmingham, AL 35243

NFSC FEBO 09G-151157                                          5.00% (B Shares)                                5.00%
Carolyn K Tinley
1147 16th Avenue N
St Petersburg, FL 33704

NFSC FEBO 09G-384038                                          7.25% (B Shares)                                7.25%
R L Tony Munger
4024 N Woodbine Street
Harvey, LA 70058

NFSC FEBO 09G492892                                           5.38% (B Shares)                                5.38%
Edith V. Jackson TTEE
1150 8th Ave. SW 203
Largo, FL 33770

NFSC FEBO 09G-188301                                          11.52% (B Shares)                              11.52%
Maximilian H. Mitzlaff
1430 Gulf Blvd. Apt. 610
Clearwater, FL  33767

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
NFSC FEBO 010-405060                                          8.47% (B Shares)                                8.47%
Marie F. Palaoro
1400 McClung Ave SE
Huntsville, AL  35801

Kennebert & Co.                                               25.54% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               49.06% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               15.02% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               7.09% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

FLORIDA TAX-EXEMPT FUND

NFSC FEBO 09G-349631                                          28.28% (A Shares)                              28.28%
Emil J Wirth Jr.
19720 Mustang Drive
Dunnellon, FL 34432

NFSC FEBO 09G-349682                                          28.28% (A Shares)                              28.28%
Radelle M. Wirth
19720 Mustang Drive
Dunnellon, FL 34432

NFSC FEBO 09G-418587                                          6.31% (A Shares)                                6.31%
Alfred S Austin And
4617 San Miguel St
Tampa, FL 33629

NFSC FEBO 09G-17763                                           6.82% (A Shares)                                6.82%
Packard Revocable Trust
823 Wood Street
Dunedin, FL 34698

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
NFSC FEBO 09G-519677                                          5.75% (A Shares)                                5.75%
Henry M. McClain III
4306 Greenleaf Circle
Panama City, FL 32404

NFSC FEBO 09G-348619                                          5.60% (A Shares)                                5.60%
JoAnne M. McCormick
406 Colorado Avenue
Lynn Haven, FL 32444

NFSC FEBO 09G-402257                                          13.50% (B Shares)                              13.50%
George C Jenkins and
16416 US HWY 19N Lot 1514
Clearwater, FL 33764

NFSC FEBO 09GF-373753                                         5.49% (B Shares)                                5.49%
Nicholas and Anne J. Busch Trus
1900 59th Ave North Oasis 312
St. Petersburg, FL 33714

NFSC FEBO 09G-381578                                          7.33% (B Shares)                                7.33%
Joseph J. Kress
2384 Tahitian Lane Apt. 24
Clearwater, FL 33763

NFSC FEBO 09G-257478                                          5.23% (B Shares)                                5.23%
Harry L. Keener
Apt. 631
Largo, FL 33771


NFSC FEBO 09G-349321                                          5.25% (B Shares)                                5.25%
Joseph J. Cervenka LLC
1520 53rd Street S
Gulfport, FL 33707

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
NFSC FEBO 09G-525561                                          17.04% (B Shares)                              17.04%
Ann Scimens Ttee
1520 Gulf Blvd 305
Clearwater, FL  33767

NFSC FEBO 09G-479225                                          5.47% (B Shares)                                5.47%
Gerda Heim and
Apt 56 Bldg 23
Clearwater, FL  33763

NFSC FEBO 09G-546518                                          7.12% (B Shares)                                7.12%
Barbara Smith
8064 Ridge Road
Seminole, FL  33772

NFSC FEBO 09G-544981                                          6.65% (B Shares)                                6.65%
2701 Regency Oaks Blvd N113
Clearwater, FL 33759

Kennebert & Co.                                               85.48% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               9.24% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
TENNESSEE TAX-EXEMPT FUND

NFSC FEBO FC1-071587                                          6.01% ( A Shares)                               6.01%
Janet Meyers Trent
Apt. 12R
Knoxville, TN 37919

Kennebert & Co.                                               14.73% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

NFSC FEBO FC1-608840                                          23.87% (Class A)                               23.87%
Matthew R. Dillard
P.O. Box 90446
Nashville, TN  37209

NFSC FEBO U31-055883                                          21.80% (A Shares)                              21.80%
FABCO
P.O. Box 105870 CTR 3144
Atlanta, GA 30348

NFSC FEBO FC1-628620                                          6.45% (B Shares)                                6.45%
Fay R. Foley Ttee
2701 Sandy Drive
Nashville, TN 37216

NFSC FEBO FC1-267880                                          10.27% (B Shares)                              10.27%
Bobby L. Jones
9 Abbeywood Court
Nashville, TN 37215

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
NFSC FEBO FC1-520837                                          5.46% (B Shares)                                5.46%
Bobbe Nell Crisafulli TTEE
910 Ironworkers Road
Clarksville, TN 37043

NFSC FEBO FC1-032000                                          13.85% (Class B)                               13.85%
James R. Andrews
1805-B Blair Blvd
Nashville, TN  37212

NFSC FEBO FSC-165654                                          6.51% (Class B)                                 6.51%
Louise A. Westbrook
117 Haywood Avenue
Chattanooga, TN  37415

Kennebert & Co.                                               15.49% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               15.09% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               66.18% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

LIMITED TERM TENNESSEE TAX EXEPMT FUND

Kennebert & Co.                                               21.28% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

Kennebert & Co.                                               34.25% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

Kennebert & Co.                                               35.66% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
NFSC FEBO FSC-151866                                          11.06% (B Shares)                              11.06%
Ralph G. Lewis
3184 Waterfront Drive
Chattanooga, TN 37419

NFSC FEBO FC1-059560                                          12.01% (B Shares)                              12.01%
Floyd W Rhew AND
3505 Kelban Ln
Spring Hill, TN 37174

NFSC FC1-059579                                               13.55% (B Shares)                              13.55%
Beatrice A Rhew AND
3505 Kelban Ln
Spring Hill, TN 37174

NFSC FEBO FC1-025488                                          15.69% (Class B)                               15.69%
Lora H. Kibble and
3734 Hillsdale Dr
Cleveland, TN  37312

NFSC FEBO FC1-988430                                          5.73% (Class B)                                 5.73%
Joseph Bassham
3101 West End Avenue Apt 107
Nashville, TN  37203

NFSC FEBO FC1-089877                                          9.08% (Class B)                                 9.08%
Mildred Evelyn Piper Cons
102 Morton Mill Cir
Nashville, TN  37221

NFSC FSC-174548                                               16.72% (Class B)                               16.72%
Janice E. Johnson
Soddy Daisy, TN 37379

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------

PRIME MONEY MARKET FUND

National Financial Services Corp                              83.02% (A Shares)
The Benefit of our Customers
P.O. Box 3752
New York, NY 10008

Kennebert & Co.                                               9.58% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202


FISERV Securities Inc                                         5.67% (B Shares)
FAO 50419571
2005 Market Street Suite 1200
Philadelphia, PA  19103

Kennebert & Co.                                               46.07% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               44.41% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

U.S. TREASURY MONEY MARKET FUND

National Financial Services Corp                              6.53% (A Shares)
The Benefit of our Customers
P.O. Box 3752
New York, NY 10008

Hare & Co                                                     89.87% (A Shares)
One Wall Street 2nd Floor
New York, NY 10286

Kennebert & Co.                                               31.20% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               44.12% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

                                                                                                     PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                       OWNERSHIP
----------------                                         ---------------------------                       ---------
BISYS Bd Services Inc.                                        19.77% (Trust Shares)
P.O. Box 4054
Concord, CA  94524

TREASURY RESERVE MONEY MARKET FUND

Hare & Co                                                     67.02% (A Shares)
One Wall Street 2nd Floor
New York, NY 10286

National Financial Services Corp                              7.36% (A Shares)
Exclusive Benefit of our Customers
200 Liberty Street
New York, NY 10281

Kennebert & Co.                                               25.48% (A Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

Kennebert & Co.                                               44.42% (Trust Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

Kennebert & Co.                                               44.46% (Trust Shares)
P.O. Box 11426 Proprietary Funds
Birmingham, AL 35202

TAX EXEMPT MONEY MARKET FUND

National Financial Services Corp                              90.02% (A Shares)
The Benefit of our Customers
P.O. Box 3752
New York, NY 10008

National Financial Services Corp                              7.49% (A Shares)
Exclusive Benefit of our Customers
200 Liberty Street
New York, NY 10281

Kennebert & Co.                                               27.73% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

Kennebert & Co.                                               70.14% (Trust Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202

                                                                                                       PERCENT OF BENEFICIAL
NAME AND ADDRESS                                         PERCENT OF RECORD OWNERSHIP                         OWNERSHIP
----------------                                         ---------------------------                         ---------
INSTITUTIONAL PRIME OBLIGATIONS FUND

Kenneburt & Company                                           43.22% (Class 1)
P.O. Box 11426 Cstdy Unit
Birmingham, AL  35202

Kenneburt & Company                                           43.67% (Class 1)
P.O. Box 11426 Cstdy Unit
Birmingham, AL  35202

AmSouth Stable Principal                                      13.11% (Class 1)                                   13.11%
3435 Stelzer Rd
Columbus, OH  43219

AmSouth Bank                                                  66.97% (Class II)
720 39th St North
Birmingham, AL  35222

AmSouth Bank                                                  33.03% (Class II)
720 39th St North
Birmingham, AL  35222

AmSouth Bank                                                  42.27% (Class III)
720 39th St North
Birmingham, AL  35222

AmSouth Bank                                                  57.73% (Class III)
720 39th St North
Birmingham, AL  35222

         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

                              FINANCIAL STATEMENTS


         The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Trust incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent accountants for the Trust, or other independent accountants, as set forth in Ernst & Young LLP's report incorporated by reference herein.

                                    APPENDIX

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson Bank Watch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba        Bonds which are rated Ba are judged to have speculative elements;
          their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification);

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         Description of the three highest long-term debt ratings by Fitch IBCA;

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

Prime-1   Issuers rated Prime-1 (or supporting institutions) have a
                  superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  - Leading market positions in well-established industries.

                  -        High rates of return on funds employed.

                  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2   Issuers rated Prime-2 (or supporting institutions) have a
                  strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.





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


S&P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.





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TBW-2    The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.



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